UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: April 30, 2022

*

This Form N-CSR pertains to the following series of the Registrant: MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Annual Report
April 30, 2022
MFS®  Corporate Bond Fund
MFB-ANN

MFS® Corporate Bond Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and the evolving geopolitical landscape in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve has hiked rates at consecutive meetings for the first time since 2006 and raised rates by more than 0.25% for the first time since 2000. Additional half-point hikes are expected at the Fed’s next two meetings as it seeks to adopt a neutral monetary policy stance before the end of the year. Richly valued growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The number of coronavirus cases outside of Asia remains well below prior peaks, and fewer are seriously ill. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lockdowns in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team, guided by a commitment to long-term fundamental investing, seeks to uncover what we believe are the best, most durable investment ideas in markets around the world. The result — combining collective expertise, long-term discipline, and thoughtful risk management — is what we consider to be a unique global investment platform that enables us to create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
June 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure (i)
Fixed income sectors (i)
Investment Grade Corporates	75.0%
High Yield Corporates	12.2%
U.S. Treasury Securities	7.0%
Emerging Markets Bonds	4.6%
Commercial Mortgage-Backed Securities	1.5%
Municipal Bonds	1.4%
Collateralized Loan Obligations	0.6%
Non-U.S. Government Bonds	0.5%
Asset-Backed Securities (o)	0.0%
Composition including fixed income credit quality (a)(i)
AAA	2.6%
AA	5.1%
A	22.3%
BBB	52.2%
BB	10.0%
B	3.6%
C (o)	0.0%
U.S. Government	2.0%
Not Rated	5.0%
Cash & Cash Equivalents	2.2%
Other	(5.0)%
Portfolio facts (i)
Average Duration (d)	7.2
Average Effective Maturity (m)	11.2 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency.
The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
2

Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of April 30, 2022.
The portfolio is actively managed and current holdings may be different.
3

Management Review
Summary of Results
For the twelve months ended April 30, 2022, Class A shares of the MFS Corporate Bond Fund (fund) provided a total return of -11.00%, at net asset value. This compares with a return of -10.13% for the fund’s benchmark, the Bloomberg U.S. Credit Index.
Market Environment
Late in the period, just as the Omicron wave of the pandemic appeared to be receding in much of the world, markets experienced a geopolitical shock as Russia launched a full-scale invasion of neighboring Ukraine. Given Europe's heavy reliance on imported oil and gas from Russia, European markets were among the hardest hit. Global energy prices spiked in the wake of the invasion, adding to already multi-decade high levels of inflation, and non-energy commodities rose sharply as well. Both the equity and fixed income markets experienced significant upticks in volatility.
The ripple effects from the Russian invasion further complicated the mission central banks must undertake to rein in surging inflation. Energy shocks have historically resulted in global growth slowdowns, if not pullbacks, so policymakers will find themselves in the difficult position of trying to restrain inflation without tipping economies into recession. Despite the challenging macroeconomic and geopolitical environment, policymakers remain focused on corralling inflation, though investors expect varying degrees of action from the central banks. The US Federal Reserve expected to be the most hawkish developed market central bank and the European Central Bank less so, given the growth-deleting effects on Europe's economy stemming from the invasion.
Against an environment of rising labor and raw materials prices, higher interest rates and waning fiscal and monetary stimulus, investor anxiety increased over the potential that corporate profit margins may be past peak for this cycle. That said, tentative signs that some supply chain bottlenecks may be easing, low levels of unemployment across developed markets and loosening of coronavirus restrictions (outside of China) are supportive factors for the macroeconomic backdrop.
Factors Affecting Performance
Relative to the Bloomberg U.S. Credit Index, security selection in the “BBB” rated(r) credit quality segment and “A” rated bonds, notably within the institutional banking sector, detracted from performance. Additionally, the fund's yield curve(y) positioning dampened relative performance. Notably, the fund's average underweight exposure to the 30-year key rate and its overweight exposure to the 5-year key rate weakened relative returns.
Conversely, the fund's shorter duration(d) stance supported relative returns as interest rates generally rose over the reporting period. Additionally, the fund's out of benchmark exposure to both the “BB” and “B” rated credit quality segments further benefited relative results.
4

Management Review - continued
Respectfully,
Portfolio Manager(s)
Alexander Mackey and Henry Peabody
Note to Shareholders: Effective June 30, 2021, Robert Persons is no longer a Portfolio Manager of the fund.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(r)	Securities rated “BBB”, “Baa”, or higher are considered investment grade; securities rated “BB”, “Ba”, or below are considered non-investment grade. Ratings are assigned to underlying securities utilizing ratings from Moody's, Fitch, and Standard & Poor's and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). For securities that are not rated by any of the rating agencies, the security is considered Not Rated.
(y)	A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type; a normal yield curve is upward sloping, with short-term rates lower than long-term rates.
The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.
5

Performance Summary THROUGH 4/30/22
The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.
Growth of a Hypothetical $10,000 Investment
6

Performance Summary  - continued
Total Returns through 4/30/22
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	5/08/74	(11.00)%	1.81%	2.77%	N/A
B	9/07/93	(11.70)%	1.04%	2.01%	N/A
C	1/03/94	(11.65)%	1.05%	2.01%	N/A
I	1/02/97	(10.79)%	2.05%	3.01%	N/A
R1	4/01/05	(11.64)%	1.05%	2.01%	N/A
R2	10/31/03	(11.23)%	1.54%	2.52%	N/A
R3	4/01/05	(11.00)%	1.81%	2.77%	N/A
R4	4/01/05	(10.78)%	2.05%	3.02%	N/A
R6	6/01/12	(10.70)%	2.15%	N/A	3.13%
Comparative benchmark(s)

Bloomberg U.S. Credit Index (f)	(10.13)%	1.87%	2.75%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(14.78)%	0.93%	2.33%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(15.07)%	0.68%	2.01%	N/A
C With CDSC (1% for 12 months) (v)	(12.49)%	1.05%	2.01%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
Benchmark Definition(s)
Bloomberg U.S. Credit Index(a) – a market capitalization-weighted index that measures the performance of publicly issued, SEC-registered, U.S. corporate and specified foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.
It is not possible to invest directly in an index.
(a)	Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
7

Performance Summary  - continued
Notes to Performance Summary
Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund's share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.
Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
8

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2021 through April 30, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
9

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/21	Ending Account Value 4/30/22	Expenses Paid During Period (p) 11/01/21-4/30/22
A	Actual	0.75%	$1,000.00	$870.95	$3.48
	Hypothetical (h)	0.75%	$1,000.00	$1,021.08	$3.76
B	Actual	1.50%	$1,000.00	$867.31	$6.94
	Hypothetical (h)	1.50%	$1,000.00	$1,017.36	$7.50
C	Actual	1.50%	$1,000.00	$867.80	$6.95
	Hypothetical (h)	1.50%	$1,000.00	$1,017.36	$7.50
I	Actual	0.50%	$1,000.00	$871.30	$2.32
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R1	Actual	1.50%	$1,000.00	$867.33	$6.94
	Hypothetical (h)	1.50%	$1,000.00	$1,017.36	$7.50
R2	Actual	1.00%	$1,000.00	$869.83	$4.64
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R3	Actual	0.75%	$1,000.00	$870.95	$3.48
	Hypothetical (h)	0.75%	$1,000.00	$1,021.08	$3.76
R4	Actual	0.50%	$1,000.00	$871.49	$2.32
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R6	Actual	0.40%	$1,000.00	$871.77	$1.86
	Hypothetical (h)	0.40%	$1,000.00	$1,022.81	$2.01
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
10

Portfolio of Investments
4/30/22
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 96.9%
Aerospace & Defense – 2.2%
Boeing Co., 5.15%, 5/01/2030	$33,111,000	$ 32,849,082
Boeing Co., 3.75%, 2/01/2050	9,601,000	7,348,235
Boeing Co., 5.805%, 5/01/2050	13,657,000	13,657,785
Raytheon Technologies Corp., 1.9%, 9/01/2031	8,393,000	6,899,557
Raytheon Technologies Corp., 2.375%, 3/15/2032	12,664,000	10,884,789
Raytheon Technologies Corp., 3.03%, 3/15/2052	12,664,000	9,768,860
TransDigm, Inc., 6.25%, 3/15/2026 (n)	20,921,000	20,816,395
TransDigm, Inc., 4.625%, 1/15/2029	8,644,000	7,521,836
		$ 109,746,539
Apparel Manufacturers – 0.5%
Tapestry, Inc., 4.125%, 7/15/2027	$2,710,000	$ 2,652,886
Tapestry, Inc., 3.05%, 3/15/2032	27,041,000	23,002,667
		$ 25,655,553
Asset-Backed & Securitized – 2.2%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.147%, 11/15/2054 (i)	$113,533,464	$ 7,546,002
ACREC 2021-FL1 Ltd., “A”, FLR, 1.704% (LIBOR - 1mo. + 1.15%), 10/16/2036 (n)	18,928,000	18,633,688
Bayview Financial Revolving Mortgage Loan Trust, FLR, 2.349% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	394,902	445,072
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.386%, 7/15/2054 (i)	200,498,137	16,621,095
JPMorgan Chase Commercial Mortgage Securities Corp., 5.786%, 7/15/2042 (n)	567,674	454,139
KREF 2018-FT1 Ltd., “A”, FLR, 1.624% (LIBOR - 1mo. + 1.1%), 2/15/2039 (n)	8,257,000	8,112,676
KREF 2018-FT1 Ltd., “AS”, FLR, 1.854% (LIBOR - 1mo. + 1.3%), 2/15/2039 (n)	9,074,500	8,868,128
Lehman Brothers Commercial Conduit Mortgage Trust, 1.073%, 2/18/2030 (i)	54,123	3
PFP III 2021-8 Ltd., “A”, FLR, 1.554% (LIBOR - 1mo. + 1%), 8/09/2037 (n)	16,748,000	16,287,748
PFP III 2021-8 Ltd., “AS”, FLR, 1.804% (LIBOR - 1mo. + 1.25%), 8/09/2037 (n)	17,557,000	17,251,420
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 1.668% (LIBOR - 1mo. + 1%), 4/25/2038 (z)	11,665,655	11,526,974
		$ 105,746,945
11

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – 1.4%
Daimler Trucks Finance North America LLC, 2.5%, 12/14/2031 (n)	$14,041,000	$ 11,718,923
Ford Motor Credit Co. LLC, 4.95%, 5/28/2027	8,380,000	8,161,366
Hyundai Capital America, 1.8%, 1/10/2028 (n)	18,721,000	16,129,639
Hyundai Capital America, 2%, 6/15/2028 (n)	31,014,000	26,710,596
Hyundai Capital America, 6.375%, 4/08/2030 (n)	4,239,000	4,644,918
		$ 67,365,442
Broadcasting – 2.3%
Discovery Communications LLC, 4%, 9/15/2055	$8,715,000	$ 6,535,621
Discovery, Inc., 4.125%, 5/15/2029	7,075,000	6,759,313
Discovery, Inc., 5.3%, 5/15/2049	9,152,000	8,596,406
Magallanes, Inc., 4.279%, 3/15/2032 (n)	12,860,000	11,945,583
Magallanes, Inc., 5.391%, 3/15/2062 (n)	14,184,000	12,590,854
Prosus N.V., 3.832%, 2/08/2051 (n)	19,583,000	12,955,598
Walt Disney Co., 3.5%, 5/13/2040	46,682,000	41,112,203
Walt Disney Co., 3.6%, 1/13/2051	12,408,000	10,710,261
		$ 111,205,839
Brokerage & Asset Managers – 2.4%
Banco BTG Pactual S.A. (Cayman Islands), 7.75% to 2/15/2024, FLR (CMT - 5yr. + 5.257%) to 2/15/2029 (n)	$14,108,000	$ 14,355,031
Brookfield Finance, Inc., 2.34%, 1/30/2032	32,834,000	27,299,659
Charles Schwab Corp., 1.95%, 12/01/2031	20,294,000	16,685,383
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	46,198,000	40,026,871
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	10,946,000	8,805,017
Intercontinental Exchange, Inc., 3%, 9/15/2060	11,809,000	8,506,094
		$ 115,678,055
Building – 0.4%
Vulcan Materials Co., 3.5%, 6/01/2030	$2,000,000	$ 1,897,515
Vulcan Materials Co., 4.5%, 6/15/2047	19,500,000	18,593,884
		$ 20,491,399
Business Services – 4.3%
Equifax, Inc., 2.6%, 12/01/2024	$5,674,000	$ 5,525,873
Equifax, Inc., 3.1%, 5/15/2030	12,869,000	11,692,246
Equifax, Inc., 2.35%, 9/15/2031	41,669,000	34,977,749
Equinix, Inc., 2.625%, 11/18/2024	17,822,000	17,345,261
Equinix, Inc., 2.5%, 5/15/2031	24,594,000	20,660,599
Equinix, Inc., 3%, 7/15/2050	8,061,000	5,802,327
Fiserv, Inc., 2.25%, 6/01/2027	20,183,000	18,467,991
Fiserv, Inc., 4.4%, 7/01/2049	13,643,000	12,292,987
Global Payments, Inc., 2.9%, 5/15/2030	14,635,000	12,883,874
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	34,822,000	29,837,927
12

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – continued
S&P Global, Inc., 4.25%, 5/01/2029 (n)	$8,611,000	$ 8,649,578
S&P Global, Inc., 3.7%, 3/01/2052 (n)	12,180,000	10,620,865
Visa, Inc., 4.15%, 12/14/2035	12,578,000	12,711,839
Visa, Inc., 3.65%, 9/15/2047	9,718,000	8,822,856
		$ 210,291,972
Cable TV – 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$4,547,000	$ 4,790,417
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	25,141,000	22,490,739
Comcast Corp., 1.95%, 1/15/2031	3,102,000	2,622,020
Comcast Corp., 1.5%, 2/15/2031	4,404,000	3,574,894
Comcast Corp., 2.887%, 11/01/2051 (n)	25,068,000	18,484,639
Sirius XM Radio, Inc., 5%, 8/01/2027 (n)	9,137,000	8,817,205
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	22,359,000	19,633,214
Time Warner Cable, Inc., 4.5%, 9/15/2042	5,172,000	4,275,748
		$ 84,688,876
Chemicals – 0.1%
RPM International, Inc., 4.55%, 3/01/2029	$3,753,000	$ 3,751,632
RPM International, Inc., 4.25%, 1/15/2048	1,900,000	1,741,072
		$ 5,492,704
Computer Software – 0.7%
Microsoft Corp., 3.45%, 8/08/2036	$9,522,000	$ 9,089,629
Microsoft Corp., 2.525%, 6/01/2050	15,025,000	11,265,572
VeriSign, Inc., 4.75%, 7/15/2027	16,314,000	16,388,973
		$ 36,744,174
Computer Software - Systems – 1.2%
Apple, Inc., 2.05%, 9/11/2026 (f)	$31,675,000	$ 30,011,567
Apple, Inc., 1.7%, 8/05/2031	11,885,000	10,023,190
Apple, Inc., 3.85%, 8/04/2046	8,346,000	7,909,839
Apple, Inc., 2.7%, 8/05/2051	14,930,000	11,445,014
		$ 59,389,610
Conglomerates – 2.1%
Carrier Global Corp., 2.722%, 2/15/2030	$25,847,000	$ 22,743,299
Carrier Global Corp., 3.377%, 4/05/2040	17,054,000	14,003,364
Otis Worldwide Corp., 2.565%, 2/15/2030	38,017,000	33,340,069
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	5,611,000	5,419,831
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	25,995,000	26,078,435
		$ 101,584,998
13

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 1.0%
Hasbro, Inc., 3.9%, 11/19/2029	$22,915,000	$ 21,767,754
Mattel, Inc., 3.75%, 4/01/2029 (n)	27,311,000	26,013,728
		$ 47,781,482
Consumer Services – 0.4%
Booking Holdings, Inc., 3.6%, 6/01/2026	$18,768,000	$ 18,683,961
Booking Holdings, Inc., 3.55%, 3/15/2028	2,201,000	2,147,066
		$ 20,831,027
Electrical Equipment – 1.4%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$11,461,000	$ 11,194,746
Ciena Corp., 4%, 1/31/2030 (n)	28,249,000	25,759,698
Commscope, Inc., 4.75%, 9/01/2029 (n)	37,885,000	31,675,270
		$ 68,629,714
Electronics – 2.6%
Broadcom, Inc., 3.469%, 4/15/2034 (n)	$18,382,000	$ 15,602,492
Broadcom, Inc., 3.187%, 11/15/2036 (n)	11,864,000	9,366,976
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.15%, 5/01/2027 (n)	9,345,000	8,786,241
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.5%, 5/11/2031 (n)	21,150,000	17,572,002
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.25%, 5/11/2041 (n)	18,128,000	14,173,150
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.125%, 2/15/2042 (n)	21,058,000	16,288,995
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	34,545,000	31,425,241
Sensata Technologies, Inc., 3.75%, 2/15/2031 (n)	14,531,000	12,286,542
		$ 125,501,639
Emerging Market Quasi-Sovereign – 0.8%
Ecopetrol S.A. (Republic of Colombia), 5.375%, 6/26/2026	$8,381,000	$ 8,247,742
Ecopetrol S.A. (Republic of Colombia), 6.875%, 4/29/2030	12,572,000	12,414,976
Qatar Petroleum, 3.125%, 7/12/2041 (n)	22,244,000	18,579,078
		$ 39,241,796
Emerging Market Sovereign – 0.6%
United Mexican States, 2.659%, 5/24/2031	$16,125,000	$ 13,511,460
United Mexican States, 4.28%, 8/14/2041	16,843,000	13,986,933
		$ 27,498,393
Energy - Independent – 0.6%
Diamondback Energy, Inc., 3.125%, 3/24/2031	$17,217,000	$ 15,363,984
Hess Corp., 5.8%, 4/01/2047	13,418,000	14,161,836
Pioneer Natural Resources Co., 1.9%, 8/15/2030	2,822,000	2,343,298
		$ 31,869,118
14

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 1.8%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$8,858,000	$ 7,366,240
BP Capital Markets America, Inc., 3.001%, 3/17/2052	5,851,000	4,381,251
Cenovus Energy, Inc., 5.375%, 7/15/2025	15,509,000	16,083,755
Cenovus Energy, Inc., 4.4%, 4/15/2029	6,174,000	6,116,808
Cenovus Energy, Inc., 2.65%, 1/15/2032	17,560,000	14,948,097
Cenovus Energy, Inc., 6.75%, 11/15/2039	3,787,000	4,297,117
Cenovus Energy, Inc., 3.75%, 2/15/2052	4,132,000	3,294,962
Eni S.p.A., 4.75%, 9/12/2028 (n)	14,052,000	14,278,457
Eni S.p.A., 4.25%, 5/09/2029 (n)	18,279,000	18,114,099
		$ 88,880,786
Entertainment – 0.6%
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)	$35,283,000	$ 31,937,995
Financial Institutions – 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	$24,891,000	$ 23,326,807
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	7,581,000	6,307,619
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041	6,037,000	4,665,674
Air Lease Corp., 2.875%, 1/15/2032	40,570,000	33,452,071
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	757,000	758,144
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	11,590,000	11,160,959
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	13,674,000	12,398,299
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	23,742,000	20,421,192
		$ 112,490,765
Food & Beverages – 4.8%
Anheuser-Busch InBev Worldwide, Inc., 3.5%, 6/01/2030	$6,106,000	$ 5,790,789
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	8,822,000	8,426,753
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	16,480,000	17,585,928
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/2058	15,286,000	14,369,548
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	14,977,000	15,252,127
Aramark Services, Inc., 5%, 2/01/2028 (n)	15,117,000	14,097,358
Constellation Brands, Inc., 2.25%, 8/01/2031	21,758,000	18,040,480
Constellation Brands, Inc., 3.75%, 5/01/2050	5,973,000	4,987,515
Diageo Capital PLC, 2.375%, 10/24/2029	11,730,000	10,575,038
Diageo Capital PLC, 2%, 4/29/2030	11,475,000	9,992,140
JBS USA Lux S.A./JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	9,120,000	9,416,491
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)	13,224,000	13,686,840
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	8,667,000	8,558,663
JBS USA Lux S.A./JBS USA Finance, Inc., 3.75%, 12/01/2031 (n)	8,667,000	7,626,960
Kraft Heinz Foods Co., 4.875%, 10/01/2049	12,944,000	12,051,317
15

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Kraft Heinz Foods Co., 5.5%, 6/01/2050	$12,522,000	$ 12,609,290
Lamb Weston Holdings, Inc., 4.375%, 1/31/2032 (n)	35,069,000	31,325,735
SYSCO Corp., 2.4%, 2/15/2030	4,205,000	3,686,777
SYSCO Corp., 2.45%, 12/14/2031	8,332,000	7,161,167
SYSCO Corp., 4.45%, 3/15/2048	9,063,000	8,386,301
		$ 233,627,217
Gaming & Lodging – 3.5%
GLP Capital LP/GLP Financing II, Inc., 5.75%, 6/01/2028	$16,796,000	$ 17,612,129
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/2032	11,379,000	9,573,494
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	41,082,000	34,791,113
Las Vegas Sands Corp., 3.9%, 8/08/2029	24,794,000	21,314,081
Marriott International, Inc., 4%, 4/15/2028	33,912,000	32,892,955
Marriott International, Inc., 2.85%, 4/15/2031	17,655,000	15,183,789
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	4,173,000	3,954,460
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/2030 (n)	8,346,000	7,497,796
VICI Properties LP, REIT, 4.75%, 2/15/2028	20,861,000	20,775,887
VICI Properties LP, REIT, 5.625%, 5/15/2052	7,928,000	7,896,843
		$ 171,492,547
Insurance – 0.4%
Corebridge Financial, Inc., 3.9%, 4/05/2032 (n)	$16,695,000	$ 15,668,876
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)	2,707,000	2,447,995
		$ 18,116,871
Insurance - Health – 0.5%
UnitedHealth Group, Inc., 4.625%, 7/15/2035	$18,120,000	$ 18,558,571
UnitedHealth Group, Inc., 3.5%, 8/15/2039	6,918,000	6,229,205
		$ 24,787,776
Insurance - Property & Casualty – 1.0%
Aon Corp., 3.75%, 5/02/2029	$25,796,000	$ 25,145,569
Aon Corp./Aon Global Holdings PLC, 2.05%, 8/23/2031	13,364,000	11,056,804
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	3,253,000	2,813,503
Willis North America, Inc., 2.95%, 9/15/2029	8,697,000	7,764,470
		$ 46,780,346
International Market Quasi-Sovereign – 0.6%
Airport Authority Hong Kong, 3.25%, 1/12/2052 (n)	$12,171,000	$ 10,076,371
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	19,995,000	17,335,364
		$ 27,411,735
16

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.3%
CNH Industrial Capital LLC, 3.85%, 11/15/2027	$16,974,000	$ 16,499,924
Major Banks – 17.9%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)	$23,146,000	$ 19,051,925
Bank of America Corp., 4.183%, 11/25/2027	20,000,000	19,660,421
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	10,825,000	10,242,498
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	15,143,000	12,987,005
Bank of America Corp., 2.572%, 10/20/2032	13,320,000	11,252,663
Bank of America Corp., 2.676% to 6/19/2040, FLR (SOFR - 1 day + 1.93%) to 6/19/2041	33,510,000	25,067,015
Bank of America Corp., 3.311% to 4/22/2041, FLR (SOFR - 1 day + 1.58%) to 4/22/2042	33,183,000	27,117,781
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	29,866,000	24,947,282
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	12,534,000	11,343,027
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	24,424,000	19,413,119
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	12,447,000	11,038,308
Credit Suisse Group AG, 4.194% to 4/01/2030, FLR (SOFR - 1 day + 3.73%) to 4/01/2031 (n)	19,521,000	18,089,643
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR - 1 day + 1.73%) to 5/14/2032 (n)	6,056,000	5,064,675
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	18,400,000	15,980,746
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	34,721,000	29,288,270
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	12,528,000	10,948,318
Goldman Sachs Group, Inc., 2.908% to 7/21/2041, FLR (SOFR - 1 day + 1.472%) to 7/21/2042	23,771,000	18,130,256
Goldman Sachs Group, Inc., 3.436% to 2/24/2042, FLR (SOFR - 1 day + 1.632%) to 2/24/2043	11,935,000	9,890,572
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	33,727,000	27,998,204
HSBC Holdings PLC, 2.871% to 11/22/2031, FLR (SOFR - 1 day + 1.41%) to 11/22/2032	27,186,000	22,636,172
HSBC Holdings PLC, 5.25%, 3/14/2044	9,033,000	8,755,610
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	13,000,000	12,614,079
JPMorgan Chase & Co., 3.54%, 5/01/2028	18,887,000	18,122,350
17

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	$26,194,000	$ 22,176,671
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	18,149,000	16,001,405
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	10,042,000	8,948,572
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	15,409,000	12,950,940
Morgan Stanley, 0.985% to 12/10/2025, FLR (SOFR - 1 day + 0.72%) to 12/10/2026	29,798,000	26,597,454
Morgan Stanley, 4.431% to 1/23/2029, FLR (LIBOR - 3mo. + 1.63%) to 1/23/2030	8,224,000	8,138,105
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	49,393,000	43,410,080
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	41,896,000	39,202,319
Morgan Stanley, 3.217% to 4/22/2041, FLR (SOFR - 1 day + 1.485%) to 4/22/2042	3,556,000	2,921,585
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	30,295,000	26,277,786
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	39,033,000	35,036,466
Royal Bank of Canada, 2.55%, 7/16/2024	29,154,000	28,661,481
Royal Bank of Canada, 2.3%, 11/03/2031	44,661,000	38,027,925
Société Générale S.A., 2.797% to 1/19/2027, FLR (CMT - 1yr. + 1.3%) to 1/19/2028 (n)	21,166,000	19,070,063
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	29,330,000	23,434,690
Toronto Dominion Bank, 1.25%, 9/10/2026	4,170,000	3,741,381
Toronto Dominion Bank, 2%, 9/10/2031	41,319,000	34,350,875
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	14,856,000	13,504,798
UBS Group AG, 3.179% to 2/11/2042, FLR (CMT - 1yr. + 1.1%) to 2/11/2043 (n)	11,560,000	9,083,404
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)	24,966,000	20,839,120
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	13,700,000	12,485,760
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	4,551,000	4,008,191
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	44,578,000	40,503,670
		$ 879,012,680
18

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 2.0%
Alcon, Inc., 2.6%, 5/27/2030 (n)	$26,216,000	$ 22,555,520
Alcon, Inc., 3.8%, 9/23/2049 (n)	9,925,000	8,125,219
Becton, Dickinson and Co., 2.823%, 5/20/2030	5,566,000	4,979,796
Becton, Dickinson and Co., 4.685%, 12/15/2044	7,796,000	7,506,984
Becton, Dickinson and Co., 4.669%, 6/06/2047	17,690,000	17,177,841
HCA, Inc., 5.875%, 2/01/2029	17,391,000	18,115,257
HCA, Inc., 3.5%, 9/01/2030	4,223,000	3,783,090
HCA, Inc., 5.125%, 6/15/2039	3,223,000	3,103,483
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	15,141,000	12,110,636
		$ 97,457,826
Medical Equipment – 0.4%
Boston Scientific Corp., 2.65%, 6/01/2030	$9,471,000	$ 8,414,841
Danaher Corp., 2.6%, 10/01/2050	13,180,000	9,383,412
		$ 17,798,253
Metals & Mining – 2.3%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$11,184,000	$ 9,924,466
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	22,275,000	18,934,864
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	13,073,000	11,245,842
ArcelorMittal S.A., 4.25%, 7/16/2029	12,427,000	12,042,943
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	22,784,000	20,162,017
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	8,339,000	7,002,524
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	17,132,000	14,635,182
Novelis Corp., 4.75%, 1/30/2030 (n)	21,900,000	20,142,087
		$ 114,089,925
Midstream – 3.8%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$10,673,000	$ 10,001,967
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	12,994,000	11,824,540
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	12,994,000	11,641,065
Energy Transfer LP, 4%, 10/01/2027	8,335,000	8,063,640
Energy Transfer LP, 3.75%, 5/15/2030	8,604,000	7,926,927
Energy Transfer Operating Co., 5%, 5/15/2050	11,590,000	10,306,992
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	17,708,000	15,941,096
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	33,543,520	31,526,521
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	13,404,958	11,786,267
Plains All American Pipeline, 4.9%, 2/15/2045	8,649,000	7,435,099
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/2025	8,441,000	8,523,974
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	12,959,000	11,805,016
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	13,455,000	13,195,049
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	5,013,000	4,974,051
19

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Targa Resources Corp., 4.2%, 2/01/2033	$3,580,000	$ 3,393,003
Targa Resources Corp., 4.95%, 4/15/2052	22,184,000	20,261,193
		$ 188,606,400
Municipals – 1.4%
Florida State Board of Administration Finance Corp. Rev., Taxable, “A”, 1.705%, 7/01/2027	$30,815,000	$ 28,038,365
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	9,830,000	8,517,870
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	9,480,000	8,410,975
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	19,980,000	22,781,476
		$ 67,748,686
Natural Gas - Distribution – 0.7%
NiSource, Inc., 5.65%, 2/01/2045	$5,218,000	$ 5,333,698
Sempra Energy, 3.25%, 6/15/2027	28,353,000	27,161,348
		$ 32,495,046
Natural Gas - Pipeline – 0.4%
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	$5,122,000	$ 5,103,514
APT Pipelines Ltd., 5%, 3/23/2035 (n)	12,850,000	12,972,038
		$ 18,075,552
Network & Telecom – 1.6%
AT&T, Inc., 2.75%, 6/01/2031	$36,075,000	$ 31,812,275
AT&T, Inc., 3.55%, 9/15/2055	12,225,000	9,459,388
Verizon Communications, Inc., 2.1%, 3/22/2028	4,562,000	4,085,450
Verizon Communications, Inc., 3.15%, 3/22/2030	8,264,000	7,589,730
Verizon Communications, Inc., 2.55%, 3/21/2031	14,748,000	12,838,314
Verizon Communications, Inc., 3.4%, 3/22/2041	16,692,000	14,032,430
		$ 79,817,587
Oils – 0.6%
Puma International Financing S.A., 5%, 1/24/2026	$17,131,000	$ 15,974,657
Valero Energy Corp., 2.8%, 12/01/2031	16,978,000	14,676,777
		$ 30,651,434
Other Banks & Diversified Financials – 0.4%
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	$6,746,000	$ 6,738,231
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)	11,682,000	10,566,369
		$ 17,304,600
20

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Railroad & Shipping – 0.2%
Canadian Pacific Railway Co., 3%, 12/02/2041	$5,600,000	$ 4,553,890
Canadian Pacific Railway Co., 3.1%, 12/02/2051	8,321,000	6,442,290
		$ 10,996,180
Real Estate - Apartment – 0.6%
American Homes 4 Rent L.P., REIT, 2.375%, 7/15/2031	$19,248,000	$ 15,909,904
American Homes 4 Rent L.P., REIT, 3.375%, 7/15/2051	19,147,000	14,322,680
		$ 30,232,584
Real Estate - Office – 0.8%
Corporate Office Property LP, REIT, 2%, 1/15/2029	$18,241,000	$ 15,208,859
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	29,159,000	24,739,342
		$ 39,948,201
Real Estate - Other – 1.0%
EPR Properties, REIT, 3.6%, 11/15/2031	$12,888,000	$ 10,917,281
Lexington Realty Trust Co., 2.375%, 10/01/2031	24,937,000	20,236,812
W.P. Carey, Inc., REIT, 2.45%, 2/01/2032	21,526,000	18,012,106
		$ 49,166,199
Real Estate - Retail – 1.4%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$3,022,000	$ 2,931,149
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	10,857,000	10,254,271
Brixmor Operating Partnership LP, REIT, 2.5%, 8/16/2031	15,923,000	13,180,597
Spirit Realty, LP, REIT, 4.45%, 9/15/2026	8,428,000	8,504,372
Spirit Realty, LP, REIT, 3.2%, 2/15/2031	10,444,000	9,298,018
STORE Capital Corp., REIT, 4.625%, 3/15/2029	5,070,000	5,044,541
STORE Capital Corp., REIT, 2.7%, 12/01/2031	20,734,000	17,263,602
		$ 66,476,550
Restaurants – 0.6%
Starbucks Corp., 3%, 2/14/2032	$34,391,000	$ 30,399,495
Retailers – 2.8%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$22,802,000	$ 18,568,986
Amazon.com, Inc., 3.6%, 4/13/2032	20,868,000	20,460,239
Home Depot, Inc., 3.3%, 4/15/2040	21,715,000	18,996,597
Home Depot, Inc., 4.875%, 2/15/2044	8,313,000	8,729,577
Kohl's Corp., 3.375%, 5/01/2031	31,677,000	30,007,872
MercadoLibre, Inc., 3.125%, 1/14/2031	21,974,000	17,771,473
Nordstrom, Inc., 4.25%, 8/01/2031	16,859,000	14,289,456
Nordstrom, Inc., 5%, 1/15/2044	8,239,000	6,829,307
		$ 135,653,507
21

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.5%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$11,124,000	$ 9,288,683
DICK'S Sporting Goods, 4.1%, 1/15/2052	20,329,000	14,865,762
		$ 24,154,445
Telecommunications - Wireless – 3.8%
American Tower Corp., REIT, 3.6%, 1/15/2028	$3,776,000	$ 3,581,073
American Tower Corp., REIT, 3.8%, 8/15/2029	9,128,000	8,530,246
American Tower Corp., REIT, 2.95%, 1/15/2051	7,209,000	4,933,773
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	22,307,000	16,697,013
Crown Castle International Corp., REIT, 4.45%, 2/15/2026	10,709,000	10,807,561
Crown Castle International Corp., REIT, 4%, 3/01/2027	9,286,000	9,139,801
Crown Castle International Corp., REIT, 3.65%, 9/01/2027	8,862,000	8,513,274
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	15,857,000	13,724,630
Rogers Communications, Inc., 4.5%, 3/15/2042 (n)	12,354,000	11,246,979
Rogers Communications, Inc., 4.55%, 3/15/2052 (n)	13,360,000	11,853,398
T-Mobile USA, Inc., 2.05%, 2/15/2028	22,896,000	20,172,128
T-Mobile USA, Inc., 3%, 2/15/2041	30,674,000	23,376,938
T-Mobile USA, Inc., 4.5%, 4/15/2050	11,219,000	10,224,623
Vodafone Group PLC, 4.125% to 6/04/2031, FLR (CMT - 1yr. + 2.767%) to 6/04/2051, FLR (CMT - 1yr. + 3.517%) to 6/04/2081	40,189,000	34,726,109
		$ 187,527,546
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$4,480,000	$ 5,445,618
U.S. Treasury Obligations – 2.0%
U.S. Treasury Notes, 2.625%, 4/15/2025	$12,368,000	$ 12,279,105
U.S. Treasury Notes, 1.875%, 2/15/2032	91,623,000	83,663,252
		$ 95,942,357
Utilities - Electric Power – 6.9%
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	$5,287,000	$ 4,598,425
Berkshire Hathaway Energy Co., 4.5%, 2/01/2045	3,570,000	3,416,410
CenterPoint Energy, Inc., 2.65%, 6/01/2031	17,210,000	15,078,832
Dominion Energy, Inc., 2.25%, 8/15/2031	17,336,000	14,581,654
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	25,541,000	22,804,300
Duke Energy Corp., 3.3%, 6/15/2041	17,927,000	14,504,579
Duke Energy Corp., 3.75%, 9/01/2046	25,176,000	20,857,740
Evergy, Inc., 2.9%, 9/15/2029	30,865,000	28,295,481
FirstEnergy Corp., 4.4%, 7/15/2027	14,231,000	13,806,774
FirstEnergy Corp., 2.65%, 3/01/2030	15,240,000	12,923,977
FirstEnergy Corp., 3.4%, 3/01/2050	29,978,000	22,333,610
Florida Power & Light Co., 2.85%, 4/01/2025	8,281,000	8,148,607
Florida Power & Light Co., 2.45%, 2/03/2032	16,909,000	14,917,061
22

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Florida Power & Light Co., 3.95%, 3/01/2048	$8,281,000	$ 7,825,693
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	26,559,000	23,324,721
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	8,353,000	7,090,444
NextEra Energy Capital Holdings, Inc., 3.8% to 3/15/2027, FLR (CMT - 5yr. + 2.547%) to 3/15/2082	16,087,000	13,997,673
Pacific Gas & Electric Co., 2.5%, 2/01/2031	27,538,000	21,795,736
Pacific Gas & Electric Co., 4.95%, 7/01/2050	8,629,000	7,195,077
Southern California Edison Co., 4.5%, 9/01/2040	7,827,000	7,220,324
Southern California Edison Co., 3.65%, 2/01/2050	22,387,000	17,954,135
Southern Co., 3.7%, 4/30/2030	25,781,000	24,293,445
Virginia Electric & Power Co., 2.875%, 7/15/2029	11,354,000	10,518,418
		$ 337,483,116
Total Bonds (Identified Cost, $5,399,093,640)		$ 4,743,945,024
Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 0.28% (v) (Identified Cost, $107,523,994)	107,526,013	$ 107,526,013

Other Assets, Less Liabilities – 0.9%		46,526,260
Net Assets – 100.0%		$ 4,897,997,297

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $107,526,013 and $4,743,945,024, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,406,891,960, representing 28.7% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

23

Portfolio of Investments – continued
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 1.668% (LIBOR - 1mo. + 1%), 4/25/2038	2/14/2022	$11,564,771	$11,526,974
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 4/30/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	6,534	$842,886,000	June – 2022	$69,659,765
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	3,197	$673,967,562	June – 2022	$(11,850,243)
U.S. Treasury Note 5 yr	Long	USD	2,860	322,241,563	June – 2022	(13,620,195)
U.S. Treasury Ultra Bond	Long	USD	575	92,251,563	June – 2022	(13,976,007)
						$(39,446,445)
At April 30, 2022, the fund had liquid securities with an aggregate value of $15,572,781 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
24

Financial Statements
Statement of Assets and Liabilities
At 4/30/22
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $5,399,093,640)	$4,743,945,024
Investments in affiliated issuers, at value (identified cost, $107,523,994)	107,526,013
Cash	439,552
Receivables for
Net daily variation margin on open futures contracts	50,567
Investments sold	5,236,234
Fund shares sold	11,366,974
Interest and dividends	45,084,372
Other assets	10,002
Total assets	$4,913,658,738
Liabilities
Payables for
Distributions	$618,095
Fund shares reacquired	13,361,354
Payable to affiliates
Investment adviser	148,703
Administrative services fee	5,937
Shareholder servicing costs	1,190,169
Distribution and service fees	49,437
Payable for independent Trustees' compensation	1,291
Accrued expenses and other liabilities	286,455
Total liabilities	$15,661,441
Net assets	$4,897,997,297
Net assets consist of
Paid-in capital	$5,558,201,268
Total distributable earnings (loss)	(660,203,971)
Net assets	$4,897,997,297
Shares of beneficial interest outstanding	385,756,829
25

Statement of Assets and Liabilities – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,932,005,940	152,058,013	$12.71
Class B	6,282,746	495,453	12.68
Class C	61,282,935	4,838,760	12.67
Class I	1,062,758,867	83,737,529	12.69
Class R1	3,922,230	309,412	12.68
Class R2	19,328,062	1,520,872	12.71
Class R3	136,630,084	10,753,176	12.71
Class R4	61,624,244	4,848,564	12.71
Class R6	1,614,162,189	127,195,050	12.69

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.27 [100 / 95.75 x $12.71]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
26

Financial Statements
Statement of Operations
Year ended 4/30/22
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$183,199,352
Other	2,355,197
Dividends from affiliated issuers	133,218
Total investment income	$185,687,767
Expenses
Management fee	$22,420,567
Distribution and service fees	7,207,068
Shareholder servicing costs	4,494,232
Administrative services fee	582,461
Independent Trustees' compensation	73,571
Custodian fee	234,012
Shareholder communications	380,339
Audit and tax fees	82,521
Legal fees	24,633
Miscellaneous	343,404
Total expenses	$35,842,808
Fees paid indirectly	(280)
Reduction of expenses by investment adviser and distributor	(804,240)
Net expenses	$35,038,288
Net investment income (loss)	$150,649,479
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$102,444,473
Futures contracts	6,756,275
Net realized gain (loss)	$109,200,748
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(896,328,817)
Futures contracts	20,916,567
Net unrealized gain (loss)	$(875,412,250)
Net realized and unrealized gain (loss)	$(766,211,502)
Change in net assets from operations	$(615,562,023)
See Notes to Financial Statements
27

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	4/30/22	4/30/21
Change in net assets
From operations
Net investment income (loss)	$150,649,479	$150,980,849
Net realized gain (loss)	109,200,748	117,667,415
Net unrealized gain (loss)	(875,412,250)	(21,586,854)
Change in net assets from operations	$(615,562,023)	$247,061,410
Total distributions to shareholders	$(339,039,916)	$(213,247,208)
Change in net assets from fund share transactions	$(278,898,348)	$1,095,252,049
Total change in net assets	$(1,233,500,287)	$1,129,066,251
Net assets
At beginning of period	6,131,497,584	5,002,431,333
At end of period	$4,897,997,297	$6,131,497,584
See Notes to Financial Statements
28

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$15.09	$14.88	$13.93	$13.52	$13.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.37	$0.42	$0.43	$0.41
Net realized and unrealized gain (loss)	(1.92)	0.37	0.96	0.41	(0.39)
Total from investment operations	$(1.57)	$0.74	$1.38	$0.84	$0.02
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.39)	$(0.43)	$(0.43)	$(0.42)
From net realized gain	(0.45)	(0.14)	—	—	—
Total distributions declared to shareholders	$(0.81)	$(0.53)	$(0.43)	$(0.43)	$(0.42)
Net asset value, end of period (x)	$12.71	$15.09	$14.88	$13.93	$13.52
Total return (%) (r)(s)(t)(x)	(11.00)	4.94	10.00	6.39	0.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	0.77	0.79	0.79	0.80
Expenses after expense reductions (f)	0.75	0.75	0.77	0.78	0.79
Net investment income (loss)	2.38	2.42	2.91	3.16	2.95
Portfolio turnover	54	37	36	38	38
Net assets at end of period (000 omitted)	$1,932,006	$2,328,936	$1,996,170	$1,654,534	$1,648,508
See Notes to Financial Statements
29

Financial Highlights – continued
Class B	Year ended
	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$15.06	$14.85	$13.90	$13.50	$13.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.26	$0.32	$0.32	$0.31
Net realized and unrealized gain (loss)	(1.92)	0.36	0.95	0.41	(0.39)
Total from investment operations	$(1.68)	$0.62	$1.27	$0.73	$(0.08)
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.27)	$(0.32)	$(0.33)	$(0.31)
From net realized gain	(0.45)	(0.14)	—	—	—
Total distributions declared to shareholders	$(0.70)	$(0.41)	$(0.32)	$(0.33)	$(0.31)
Net asset value, end of period (x)	$12.68	$15.06	$14.85	$13.90	$13.50
Total return (%) (r)(s)(t)(x)	(11.70)	4.17	9.20	5.53	(0.60)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	1.52	1.54	1.54	1.55
Expenses after expense reductions (f)	1.50	1.50	1.53	1.53	1.54
Net investment income (loss)	1.62	1.70	2.18	2.41	2.20
Portfolio turnover	54	37	36	38	38
Net assets at end of period (000 omitted)	$6,283	$10,838	$21,384	$33,983	$47,698
See Notes to Financial Statements
30

Financial Highlights – continued
Class C	Year ended
	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$15.04	$14.84	$13.89	$13.48	$13.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.26	$0.31	$0.32	$0.31
Net realized and unrealized gain (loss)	(1.91)	0.35	0.96	0.42	(0.40)
Total from investment operations	$(1.67)	$0.61	$1.27	$0.74	$(0.09)
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.27)	$(0.32)	$(0.33)	$(0.31)
From net realized gain	(0.45)	(0.14)	—	—	—
Total distributions declared to shareholders	$(0.70)	$(0.41)	$(0.32)	$(0.33)	$(0.31)
Net asset value, end of period (x)	$12.67	$15.04	$14.84	$13.89	$13.48
Total return (%) (r)(s)(t)(x)	(11.65)	4.10	9.21	5.61	(0.67)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	1.51	1.54	1.54	1.55
Expenses after expense reductions (f)	1.50	1.50	1.53	1.53	1.54
Net investment income (loss)	1.62	1.68	2.16	2.41	2.20
Portfolio turnover	54	37	36	38	38
Net assets at end of period (000 omitted)	$61,283	$98,956	$143,988	$143,872	$182,315
See Notes to Financial Statements
31

Financial Highlights – continued
Class I	Year ended
	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$15.07	$14.87	$13.92	$13.51	$13.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.39	$0.41	$0.46	$0.46	$0.45
Net realized and unrealized gain (loss)	(1.92)	0.36	0.96	0.42	(0.40)
Total from investment operations	$(1.53)	$0.77	$1.42	$0.88	$0.05
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.43)	$(0.47)	$(0.47)	$(0.45)
From net realized gain	(0.45)	(0.14)	—	—	—
Total distributions declared to shareholders	$(0.85)	$(0.57)	$(0.47)	$(0.47)	$(0.45)
Net asset value, end of period (x)	$12.69	$15.07	$14.87	$13.92	$13.51
Total return (%) (r)(s)(t)(x)	(10.79)	5.14	10.28	6.66	0.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51	0.52	0.53	0.54	0.55
Expenses after expense reductions (f)	0.50	0.50	0.52	0.53	0.54
Net investment income (loss)	2.62	2.66	3.15	3.40	3.19
Portfolio turnover	54	37	36	38	38
Net assets at end of period (000 omitted)	$1,062,759	$1,573,250	$1,306,407	$1,021,313	$1,781,450
See Notes to Financial Statements
32

Financial Highlights – continued
Class R1	Year ended
	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$15.05	$14.85	$13.90	$13.49	$13.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.26	$0.31	$0.32	$0.31
Net realized and unrealized gain (loss)	(1.91)	0.35	0.96	0.42	(0.40)
Total from investment operations	$(1.67)	$0.61	$1.27	$0.74	$(0.09)
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.27)	$(0.32)	$(0.33)	$(0.31)
From net realized gain	(0.45)	(0.14)	—	—	—
Total distributions declared to shareholders	$(0.70)	$(0.41)	$(0.32)	$(0.33)	$(0.31)
Net asset value, end of period (x)	$12.68	$15.05	$14.85	$13.90	$13.49
Total return (%) (r)(s)(t)(x)	(11.64)	4.10	9.20	5.60	(0.67)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	1.51	1.54	1.54	1.55
Expenses after expense reductions (f)	1.50	1.50	1.53	1.53	1.54
Net investment income (loss)	1.62	1.68	2.16	2.41	2.20
Portfolio turnover	54	37	36	38	38
Net assets at end of period (000 omitted)	$3,922	$5,391	$5,970	$6,187	$6,101
See Notes to Financial Statements
33

Financial Highlights – continued
Class R2	Year ended
	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$15.09	$14.88	$13.93	$13.53	$13.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.34	$0.39	$0.39	$0.38
Net realized and unrealized gain (loss)	(1.91)	0.36	0.95	0.41	(0.39)
Total from investment operations	$(1.60)	$0.70	$1.34	$0.80	$(0.01)
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.35)	$(0.39)	$(0.40)	$(0.38)
From net realized gain	(0.45)	(0.14)	—	—	—
Total distributions declared to shareholders	$(0.78)	$(0.49)	$(0.39)	$(0.40)	$(0.38)
Net asset value, end of period (x)	$12.71	$15.09	$14.88	$13.93	$13.53
Total return (%) (r)(s)(t)(x)	(11.23)	4.68	9.73	6.05	(0.09)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	1.02	1.04	1.04	1.05
Expenses after expense reductions (f)	1.00	1.00	1.03	1.03	1.04
Net investment income (loss)	2.12	2.18	2.67	2.91	2.70
Portfolio turnover	54	37	36	38	38
Net assets at end of period (000 omitted)	$19,328	$28,348	$31,346	$38,593	$43,827
See Notes to Financial Statements
34

Financial Highlights – continued
Class R3	Year ended
	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$15.09	$14.88	$13.93	$13.52	$13.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.37	$0.42	$0.43	$0.41
Net realized and unrealized gain (loss)	(1.92)	0.37	0.96	0.41	(0.39)
Total from investment operations	$(1.57)	$0.74	$1.38	$0.84	$0.02
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.39)	$(0.43)	$(0.43)	$(0.42)
From net realized gain	(0.45)	(0.14)	—	—	—
Total distributions declared to shareholders	$(0.81)	$(0.53)	$(0.43)	$(0.43)	$(0.42)
Net asset value, end of period (x)	$12.71	$15.09	$14.88	$13.93	$13.52
Total return (%) (r)(s)(t)(x)	(11.00)	4.94	10.00	6.39	0.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	0.77	0.79	0.79	0.81
Expenses after expense reductions (f)	0.75	0.75	0.78	0.78	0.80
Net investment income (loss)	2.38	2.43	2.91	3.16	2.95
Portfolio turnover	54	37	36	38	38
Net assets at end of period (000 omitted)	$136,630	$162,465	$165,319	$163,142	$167,404
See Notes to Financial Statements
35

Financial Highlights – continued
Class R4	Year ended
	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$15.09	$14.89	$13.93	$13.53	$13.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.39	$0.41	$0.46	$0.46	$0.45
Net realized and unrealized gain (loss)	(1.92)	0.36	0.97	0.41	(0.40)
Total from investment operations	$(1.53)	$0.77	$1.43	$0.87	$0.05
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.43)	$(0.47)	$(0.47)	$(0.45)
From net realized gain	(0.45)	(0.14)	—	—	—
Total distributions declared to shareholders	$(0.85)	$(0.57)	$(0.47)	$(0.47)	$(0.45)
Net asset value, end of period (x)	$12.71	$15.09	$14.89	$13.93	$13.53
Total return (%) (r)(s)(t)(x)	(10.78)	5.13	10.35	6.57	0.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51	0.52	0.53	0.54	0.55
Expenses after expense reductions (f)	0.50	0.50	0.52	0.53	0.54
Net investment income (loss)	2.63	2.67	3.17	3.41	3.19
Portfolio turnover	54	37	36	38	38
Net assets at end of period (000 omitted)	$61,624	$73,890	$63,775	$75,519	$74,027
See Notes to Financial Statements
36

Financial Highlights – continued
Class R6	Year ended
	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$15.07	$14.87	$13.92	$13.51	$13.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.40	$0.42	$0.47	$0.47	$0.46
Net realized and unrealized gain (loss)	(1.92)	0.36	0.96	0.42	(0.39)
Total from investment operations	$(1.52)	$0.78	$1.43	$0.89	$0.07
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.44)	$(0.48)	$(0.48)	$(0.47)
From net realized gain	(0.45)	(0.14)	—	—	—
Total distributions declared to shareholders	$(0.86)	$(0.58)	$(0.48)	$(0.48)	$(0.47)
Net asset value, end of period (x)	$12.69	$15.07	$14.87	$13.92	$13.51
Total return (%) (r)(s)(t)(x)	(10.70)	5.23	10.38	6.76	0.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.41	0.42	0.44	0.44	0.45
Expenses after expense reductions (f)	0.40	0.41	0.43	0.43	0.44
Net investment income (loss)	2.73	2.76	3.25	3.51	3.27
Portfolio turnover	54	37	36	38	38
Net assets at end of period (000 omitted)	$1,614,162	$1,849,423	$1,268,071	$1,034,161	$1,043,950

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
37

Notes to Financial Statements
(1) Business and Organization
MFS Corporate Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing
38

Notes to Financial Statements  - continued
service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of April 30, 2022 in valuing the fund's assets and liabilities:
39

Notes to Financial Statements  - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$95,942,357	$—	$95,942,357
Non - U.S. Sovereign Debt	—	94,151,924	—	94,151,924
Municipal Bonds	—	67,748,686	—	67,748,686
U.S. Corporate Bonds	—	3,204,153,045	—	3,204,153,045
Commercial Mortgage-Backed Securities	—	76,794,095	—	76,794,095
Asset-Backed Securities (including CDOs)	—	28,952,850	—	28,952,850
Foreign Bonds	—	1,176,202,067	—	1,176,202,067
Mutual Funds	107,526,013	—	—	107,526,013
Total	$107,526,013	$4,743,945,024	$—	$4,851,471,037
Other Financial Instruments
Futures Contracts – Assets	$69,659,765	$—	$—	$69,659,765
Futures Contracts – Liabilities	(39,446,445)	—	—	(39,446,445)
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2022 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$69,659,765	$(39,446,445)
(a)	Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the Statement of Assets and Liabilities.
40

Notes to Financial Statements  - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended April 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$6,756,275
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended April 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$20,916,567
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
41

Notes to Financial Statements  - continued
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has
42

Notes to Financial Statements  - continued
the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended April 30, 2022, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
43

Notes to Financial Statements  - continued
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 4/30/22	Year ended 4/30/21
Ordinary income (including any short-term capital gains)	$166,620,827	$168,243,271
Long-term capital gains	172,419,089	45,003,937
Total distributions	$339,039,916	$213,247,208
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/22
Cost of investments	$5,546,186,839
Gross appreciation	3,995,238
Gross depreciation	(668,497,720)
Net unrealized appreciation (depreciation)	$ (664,502,482)
Undistributed ordinary income	12,994,613
Undistributed long-term capital gain	3,697,711
Other temporary differences	(12,393,813)
Total distributable earnings (loss)	$ (660,203,971)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 4/30/22	Year ended 4/30/21
Class A	$126,385,238	$78,125,541
Class B	416,740	393,206
Class C	3,950,172	3,564,955
Class I	82,541,639	60,865,875
Class R1	235,645	154,863
Class R2	1,278,079	1,039,164
Class R3	8,681,121	5,722,108
Class R4	4,117,594	2,622,912
Class R6	111,433,688	60,758,584
Total	$339,039,916	$213,247,208
44

Notes to Financial Statements  - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.1 billion	0.39%
In excess of $1.1 billion and up to $5 billion	0.38%
In excess of $5 billion and up to $10 billion	0.35%
In excess of $10 billion	0.34%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2023. For the year ended April 30, 2022, this management fee reduction amounted to $800,996, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the year ended April 30, 2022 was equivalent to an annual effective rate of 0.36% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $79,692 for the year ended April 30, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
45

Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 5,709,709
Class B	0.75%	0.25%	1.00%	1.00%	89,704
Class C	0.75%	0.25%	1.00%	1.00%	841,721
Class R1	0.75%	0.25%	1.00%	1.00%	50,136
Class R2	0.25%	0.25%	0.50%	0.50%	121,343
Class R3	—	0.25%	0.25%	0.25%	394,455
Total Distribution and Service Fees					$7,207,068
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended April 30, 2022, this rebate amounted to $3,147, $7, $72, and $18 for Class A, Class B, Class R2, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2022, were as follows:
Amount
Class A	$98,707
Class B	7,152
Class C	5,313
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended April 30, 2022, the fee was $362,332, which equated to 0.0061% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended April 30, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $4,131,900.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these
46

Notes to Financial Statements  - continued
services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended April 30, 2022 was equivalent to an annual effective rate of 0.0098% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $766 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the year ended April 30, 2022. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $1,281 at April 30, 2022, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the year ended April 30, 2022, the fund engaged in sale transactions pursuant to this policy, which amounted to $726,068. The sales transactions resulted in net realized gains (losses) of $(12,933).
(4) Portfolio Securities
For the year ended April 30, 2022, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$100,983,704	$71,592,232
Non-U.S. Government securities	2,952,079,341	3,198,333,288
47

Notes to Financial Statements  - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 4/30/22		Year ended 4/30/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	19,450,238	$288,203,776	43,635,190	$676,214,608
Class B	30,153	444,887	53,975	834,669
Class C	399,801	5,972,613	1,942,767	29,996,702
Class I	27,868,802	407,922,300	56,393,302	871,029,240
Class R1	51,535	748,990	122,243	1,873,848
Class R2	546,591	7,810,031	584,800	9,068,152
Class R3	2,543,818	36,620,537	3,050,546	47,134,025
Class R4	544,576	7,943,614	1,537,990	23,740,531
Class R6	29,742,834	440,475,771	51,795,171	800,773,987
	81,178,348	$1,196,142,519	159,115,984	$2,460,665,762
Shares issued to shareholders in reinvestment of distributions
Class A	8,350,574	$122,755,623	4,868,319	$75,561,883
Class B	25,872	380,512	23,795	369,008
Class C	258,413	3,794,079	219,493	3,404,089
Class I	4,880,255	71,737,553	3,298,557	51,159,061
Class R1	16,021	235,240	9,985	154,844
Class R2	86,207	1,268,572	66,292	1,030,269
Class R3	590,411	8,678,164	368,554	5,720,729
Class R4	279,811	4,112,813	163,351	2,535,179
Class R6	7,419,484	108,869,031	3,816,106	59,121,160
	21,907,048	$321,831,587	12,834,452	$199,056,222
Shares reacquired
Class A	(30,104,898)	$(436,989,298)	(28,272,184)	$(435,990,316)
Class B	(280,348)	(4,116,795)	(797,744)	(12,276,487)
Class C	(2,399,131)	(35,158,167)	(5,287,949)	(82,127,856)
Class I	(53,391,234)	(773,095,409)	(43,179,168)	(663,776,460)
Class R1	(116,305)	(1,675,800)	(176,156)	(2,712,449)
Class R2	(990,560)	(14,330,213)	(878,407)	(13,607,375)
Class R3	(3,149,056)	(45,605,154)	(3,759,359)	(58,152,935)
Class R4	(871,609)	(12,688,090)	(1,089,364)	(16,754,215)
Class R6	(32,679,983)	(473,213,528)	(18,193,954)	(279,071,842)
	(123,983,124)	$(1,796,872,454)	(101,634,285)	$(1,564,469,935)
48

Notes to Financial Statements  - continued
	Year ended 4/30/22		Year ended 4/30/21
	Shares	Amount	Shares	Amount
Net change
Class A	(2,304,086)	$(26,029,899)	20,231,325	$315,786,175
Class B	(224,323)	(3,291,396)	(719,974)	(11,072,810)
Class C	(1,740,917)	(25,391,475)	(3,125,689)	(48,727,065)
Class I	(20,642,177)	(293,435,556)	16,512,691	258,411,841
Class R1	(48,749)	(691,570)	(43,928)	(683,757)
Class R2	(357,762)	(5,251,610)	(227,315)	(3,508,954)
Class R3	(14,827)	(306,453)	(340,259)	(5,298,181)
Class R4	(47,222)	(631,663)	611,977	9,521,495
Class R6	4,482,335	76,131,274	37,417,323	580,823,305
	(20,897,728)	$(278,898,348)	70,316,151	$1,095,252,049
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of Daily Simple SOFR plus 0.10%, the Federal Funds Effective Rate, and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended April 30, 2022, the fund’s commitment fee and interest expense were $22,476 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
49

Notes to Financial Statements  - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$307,169,809	$1,806,831,253	$2,006,475,049	$—	$—	$107,526,013

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$133,218	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
50

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust IX and the Shareholders of MFS Corporate Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Corporate Bond Fund (the “Fund”), including the portfolio of investments, as of April 30, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights.
51

Report of Independent Registered Public Accounting Firm – continued
Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 15, 2022
We have served as the auditor of one or more of the MFS investment companies since 1924.
52

Trustees and Officers — Identification and Background
The Trustees and Officers of the Trust, as of June 1, 2022, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEES
Michael W. Roberge (k) (age 55)	Trustee	January 2021	136	Massachusetts Financial Services Company, Chairman (since January 2021); Chief Executive Officer (since January 2017); Director; Chairman of the Board (since January 2022); President (until December 2018); Chief Investment Officer (until December 2018)	N/A
INDEPENDENT TRUSTEES
John P. Kavanaugh (age 67)	Trustee and Chair of Trustees	January 2009	136	Private investor	N/A
Steven E. Buller (age 70)	Trustee	February 2014	136	Private investor	N/A
John A. Caroselli (age 67)	Trustee	March 2017	136	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)	N/A
Maureen R. Goldfarb (age 67)	Trustee	January 2009	136	Private investor	N/A
Peter D. Jones (age 66)	Trustee	January 2019	136	Private investor	N/A
James W. Kilman, Jr. (age 61)	Trustee	January 2019	136	Burford Capital Limited (finance and investment management), Senior Advisor (since May 3, 2021), Chief Financial Officer (2019 - May 2, 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016)	Alpha-En Corporation, Director (2016-2019)
53

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
Clarence Otis, Jr. (age 66)	Trustee	March 2017	136	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director
Maryanne L. Roepke (age 66)	Trustee	May 2014	136	Private investor	N/A
Laurie J. Thomsen (age 64)	Trustee	March 2005	136	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director

Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
Christopher R. Bohane (k) (age 48)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel
Kino Clark (k) (age 53)	Assistant Treasurer	January 2012	136	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr. (k) (age 55)	Assistant Treasurer	April 2017	136	Massachusetts Financial Services Company, Vice President (since March 2017); Deutsche Bank (financial services), Department Head - Treasurer's Office (until February 2017)
David L. DiLorenzo (k) (age 53)	President	July 2005	136	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin (k) (age 54)	Secretary and Clerk	April 2017	136	Massachusetts Financial Services Company, Executive Vice President and General Counsel (since March 2017); Harris Associates (investment management), General Counsel (until January 2017)
Brian E. Langenfeld (k) (age 49)	Assistant Secretary and Assistant Clerk	June 2006	136	Massachusetts Financial Services Company, Vice President and Senior Counsel
54

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
Rosa E. Licea-Mailloux(k) (age 45)	Chief Compliance Officer	March 2022	136	Massachusetts Financial Services Company, Vice President (since 2018); Director of Corporate Compliance (2018-2021), Senior Director Compliance (2021-2022), Senior Managing Director of North American Compliance & Chief Compliance Officer (since March 2022); Natixis Investment Managers (investment management), Funds Chief Compliance Officer, Deputy General Counsel & Senior Vice President (until 2018)
Amanda S. Mooradian (k) (age 43)	Assistant Secretary and Assistant Clerk	September 2018	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
Susan A. Pereira (k) (age 51)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Vice President and Assistant General Counsel
Kasey L. Phillips (k) (age 51)	Assistant Treasurer	September 2012	136	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe (k) (age 47)	Assistant Secretary and Assistant Clerk	October 2014	136	Massachusetts Financial Services Company, Vice President and Assistant General Counsel
James O. Yost (k) (age 61)	Treasurer	September 1990	136	Massachusetts Financial Services Company, Senior Vice President
(h)	Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Messrs. DiLorenzo and Yost served as Treasurer and Deputy Treasurer of the Funds, respectively.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Each Trustee (other than Messrs. Jones, Kilman and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Mr. Roberge became a Trustee of the Funds on January 1, 2021 and Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed
55

Trustees and Officers - continued
terms. Under the terms of the Board's retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).
Messrs. Buller, Kilman and Otis and Ms. Roepke are members of the Trust’s Audit Committee.
Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.
The Statement of Additional Information for a Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	JPMorgan Chase Bank, NA 4 Metrotech Center New York, NY 11245

Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116

Portfolio Manager(s)
Alexander Mackey Henry Peabody
56

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
57

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2022 income tax forms in January 2023. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $209,964,000 as capital gain dividends paid during the fiscal year.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
58

rev. 3/16
FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Account transactions and transaction history
• Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 800-225-2606 or go to mfs.com.
59

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?	We collect your personal information, for example, when you
• open an account or provide account information
• direct us to buy securities or direct us to sell your securities
• make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• MFS doesn't jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
60

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Annual Report
April 30, 2022
MFS®  Limited Maturity Fund
MQL-ANN

MFS® Limited Maturity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and the evolving geopolitical landscape in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve has hiked rates at consecutive meetings for the first time since 2006 and raised rates by more than 0.25% for the first time since 2000. Additional half-point hikes are expected at the Fed’s next two meetings as it seeks to adopt a neutral monetary policy stance before the end of the year. Richly valued growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The number of coronavirus cases outside of Asia remains well below prior peaks, and fewer are seriously ill. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lockdowns in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team, guided by a commitment to long-term fundamental investing, seeks to uncover what we believe are the best, most durable investment ideas in markets around the world. The result — combining collective expertise, long-term discipline, and thoughtful risk management — is what we consider to be a unique global investment platform that enables us to create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
June 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure (i)
Fixed income sectors (i)
Investment Grade Corporates	49.8%
U.S. Treasury Securities	21.5%
Collateralized Loan Obligations	10.2%
Commercial Mortgage-Backed Securities	6.0%
Emerging Markets Bonds	2.7%
Asset-Backed Securities	2.5%
Municipal Bonds	2.0%
High Yield Corporates	1.0%
Mortgage-Backed Securities	0.5%
Residential Mortgage-Backed Securities	0.3%
Composition including fixed income credit quality (a)(i)
AAA	7.9%
AA	9.5%
A	22.2%
BBB	33.8%
BB	1.0%
B (o)	0.0%
CCC (o)	0.0%
CC	0.1%
D (o)	0.0%
U.S. Government	19.7%
Federal Agencies	0.5%
Not Rated	1.8%
Cash & Cash Equivalents	5.3%
Other	(1.8)%
Portfolio facts (i)
Average Duration (d)	1.7
Average Effective Maturity (m)	2.4 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Not Rated includes fixed income securities and fixed income derivatives that have not been
2

Portfolio Composition - continued
rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any direct exposure to cash, direct and indirect exposure to investments in money market funds, cash equivalents, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s direct cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of April 30, 2022.
The portfolio is actively managed and current holdings may be different.
3

Management Review
Summary of Results
For the twelve months ended April 30, 2022, Class A shares of the MFS Limited Maturity Fund (fund) provided a total return of -3.59%, at net asset value. This compares with a return of -3.50% for the fund’s benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index.
Market Environment
Late in the period, just as the Omicron wave of the pandemic appeared to be receding in much of the world, markets experienced a geopolitical shock as Russia launched a full-scale invasion of neighboring Ukraine. Given Europe's heavy reliance on imported oil and gas from Russia, European markets were among the hardest hit. Global energy prices spiked in the wake of the invasion, adding to already multi-decade high levels of inflation, and non-energy commodities rose sharply as well. Both the equity and fixed income markets experienced significant upticks in volatility.
The ripple effects from the Russian invasion further complicated the mission central banks must undertake to rein in surging inflation. Energy shocks have historically resulted in global growth slowdowns, if not pullbacks, so policymakers will find themselves in the difficult position of trying to restrain inflation without tipping economies into recession. Despite the challenging macroeconomic and geopolitical environment, policymakers remain focused on corralling inflation, though investors expect varying degrees of action from the central banks. The US Federal Reserve expected to be the most hawkish developed market central bank and the European Central Bank less so, given the growth-deleting effects on Europe's economy stemming from the invasion.
Against an environment of rising labor and raw materials prices, higher interest rates and waning fiscal and monetary stimulus, investor anxiety increased over the potential that corporate profit margins may be past peak for this cycle. That said, tentative signs that some supply chain bottlenecks may be easing, low levels of unemployment across developed markets and loosening of coronavirus restrictions (outside of China) are supportive factors for the macroeconomic backdrop.
Factors Affecting Performance
Relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, bond selection within the financial institutions, treasury and industrials sectors, particularly within the “BBB” and “A” rated(r) credit quality segments, detracted from relative performance.
Conversely, the fund's yield curve(y) positioning helped relative performance, notably, its average overweight exposure to the middle portion of the yield curve, specifically to bonds with maturities of 2, 5 and 10 years. The fund's shorter-than-benchmark duration(d) stance also contributed to relative performance as short-term interest rates increased during the reporting period. The fund’s asset allocation decisions further supported relative performance, driven by its out-of-benchmark exposure to commercial mortgage-backed securities (CMBS), collateralized mortgage obligations (CMO) and asset-backed securities (ABS).
4

Management Review - continued
Respectfully,
Portfolio Manager(s)
Philipp Burgener and Alexander Mackey
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(r)	Securities rated “BBB”, “Baa”, or higher are considered investment grade; securities rated “BB”, “Ba”, or below are considered non-investment grade. Ratings are assigned to underlying securities utilizing ratings from Moody's, Fitch, and Standard & Poor's and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). For securities that are not rated by any of the rating agencies, the security is considered Not Rated.
(y)	A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type; a normal yield curve is upward sloping, with short-term rates lower than long-term rates.
The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.
5

Performance Summary THROUGH 4/30/22
The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.
Growth of a Hypothetical $10,000 Investment
6

Performance Summary  - continued
Total Returns through 4/30/22
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	2/26/92	(3.59)%	1.36%	1.20%	N/A
B	9/07/93	(4.32)%	0.63%	0.45%	N/A
C	7/01/94	(4.41)%	0.54%	0.36%	N/A
I	1/02/97	(3.63)%	1.51%	1.33%	N/A
R1	4/01/05	(4.58)%	0.50%	0.34%	N/A
R2	10/31/03	(3.99)%	1.14%	0.96%	N/A
R3	4/01/05	(3.85)%	1.26%	1.11%	N/A
R4	4/01/05	(3.43)%	1.61%	1.38%	N/A
R6	9/04/12	(3.39)%	1.61%	N/A	1.37%
529A	7/31/02	(3.72)%	1.35%	1.15%	N/A
Comparative benchmark(s)

Bloomberg 1-3 Year U.S. Government/Credit Bond (f)	(3.50)%	1.11%	1.02%	N/A
Average annual with sales charge

A With Initial Sales Charge (2.50%)	(6.00)%	0.85%	0.94%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(8.13)%	0.25%	0.45%	N/A
C With CDSC (1% for 12 months) (v)	(5.36)%	0.54%	0.36%	N/A
529A With Initial Sales Charge (2.50%)	(6.12)%	0.84%	0.90%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
Benchmark Definition(s)
Bloomberg 1-3 Year U.S. Government/Credit Bond Index(a) – a market capitalization-weighted index that measures the performance of the short-term (1 to 3 years) investment-grade corporate and U.S. government bond markets.
7

Performance Summary  - continued
It is not possible to invest directly in an index.
(a)	Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Notes to Performance Summary
Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.
Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund's share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.
Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
8

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2021 through April 30, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
9

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/21	Ending Account Value 4/30/22	Expenses Paid During Period (p) 11/01/21-4/30/22
A	Actual	0.57%	$1,000.00	$965.22	$2.78
	Hypothetical (h)	0.57%	$1,000.00	$1,021.97	$2.86
B	Actual	1.32%	$1,000.00	$961.51	$6.42
	Hypothetical (h)	1.32%	$1,000.00	$1,018.25	$6.61
C	Actual	1.42%	$1,000.00	$961.09	$6.90
	Hypothetical (h)	1.42%	$1,000.00	$1,017.75	$7.10
I	Actual	0.42%	$1,000.00	$964.15	$2.05
	Hypothetical (h)	0.42%	$1,000.00	$1,022.71	$2.11
R1	Actual	1.42%	$1,000.00	$959.37	$6.90
	Hypothetical (h)	1.42%	$1,000.00	$1,017.75	$7.10
R2	Actual	0.82%	$1,000.00	$964.01	$3.99
	Hypothetical (h)	0.82%	$1,000.00	$1,020.73	$4.11
R3	Actual	0.67%	$1,000.00	$963.14	$3.26
	Hypothetical (h)	0.67%	$1,000.00	$1,021.47	$3.36
R4	Actual	0.42%	$1,000.00	$966.08	$2.05
	Hypothetical (h)	0.42%	$1,000.00	$1,022.71	$2.11
R6	Actual	0.34%	$1,000.00	$966.24	$1.66
	Hypothetical (h)	0.34%	$1,000.00	$1,023.11	$1.71
529A	Actual	0.61%	$1,000.00	$964.61	$2.97
	Hypothetical (h)	0.61%	$1,000.00	$1,021.77	$3.06
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.
10

Portfolio of Investments
4/30/22
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 94.3%
Aerospace & Defense – 0.9%
Boeing Co., 1.167%, 2/04/2023	$6,459,000	$ 6,381,439
Boeing Co., 1.433%, 2/04/2024	13,868,000	13,324,716
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	6,464,000	6,473,646
Raytheon Technologies Corp., 3.65%, 8/16/2023	362,000	364,515
		$ 26,544,316
Asset-Backed & Securitized – 19.0%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.147%, 11/15/2054 (i)	$91,469,400	$ 6,079,514
ACREC 2021-FL1 Ltd., “AS”, FLR, 2.054% (LIBOR - 1mo. + 1.5%), 10/16/2036 (n)	5,944,500	5,886,181
ACREC 2021-FL1 Ltd., “B”, FLR, 2.354% (LIBOR - 1mo. + 1.8%), 10/16/2036 (n)	4,613,500	4,532,091
ACREC 2021-FL1 Ltd., “C”, FLR, 2.704% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)	5,972,500	5,887,746
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 2.804% (LIBOR - 1mo. + 2.25%), 1/15/2037 (z)	6,994,000	6,900,898
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 2.698% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	776,747	773,952
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	2,663,000	2,612,846
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 2.054% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	1,833,000	1,813,343
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 2.554% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	752,000	742,435
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 2.154% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)	3,008,500	2,976,366
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 2.404% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	1,746,500	1,723,645
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 2.254% (LIBOR - 1mo. + 1.7%), 11/15/2036 (n)	7,713,500	7,612,144
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 2.554% (LIBOR - 1mo. + 2%), 11/15/2036 (n)	7,713,500	7,603,668
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 2.854% (LIBOR - 1mo. + 2.3%), 11/15/2036 (n)	4,645,000	4,577,301
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 2.567% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	12,447,500	12,393,392
AREIT 2019-CRE3 Trust, “A”, FLR, 1.893% (LIBOR - 1mo. + 1.02%), 9/14/2036 (n)	2,143,887	2,121,061
11

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
AREIT 2019-CRE3 Trust, “AS”, FLR, 1.923% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	$2,301,000	$ 2,291,430
AREIT 2019-CRE3 Trust, “B”, FLR, 2.173% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	1,136,500	1,126,849
AREIT 2019-CRE3 Trust, “C”, FLR, 2.523% (SOFR - 1mo. + 2.014%), 9/14/2036 (n)	940,000	928,896
AREIT 2022-CRE6 Trust, “C”, FLR, 2.425% (SOFR - 30 day + 2.15%), 12/17/2024 (n)	4,174,000	4,091,739
AREIT 2022-CRE6 Trust, “D”, FLR, 3.125% (SOFR - 30 day + 2.85%), 12/17/2024 (n)	2,549,000	2,498,652
ARI Fleet Lease Trust, 2020-A, “A3”, 1.8%, 8/15/2028 (n)	1,517,000	1,504,353
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 3.534% (LIBOR - 3mo. + 2.35%), 4/25/2026 (n)	1,556,230	1,554,935
Balboa Bay Loan Funding Ltd., 2020-1A, “BR”, FLR, 2.713% (LIBOR - 3mo. + 1.65%), 1/20/2032 (n)	7,353,970	7,248,389
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 3.162% (LIBOR - 3mo. + 2.1%), 1/20/2032 (n)	3,983,401	3,891,165
Ballyrock CLO 2018-1A Ltd., “A2”, FLR, 2.662% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	4,282,847	4,230,652
Ballyrock CLO 2018-1A Ltd., “B”, FLR, 2.962% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	1,814,958	1,789,672
Bayview Commercial Asset Trust, FLR, 1.133% (LIBOR - 1mo. + 0.31%), 8/25/2035 (n)	243,967	230,008
Bayview Financial Revolving Mortgage Loan Trust, FLR, 2.349% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	189,095	213,118
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.761%, 12/15/2051 (i)(n)	63,424,668	2,576,361
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.304%, 7/15/2054 (i)	36,481,376	3,062,323
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.506%, 9/15/2054 (i)	39,430,821	3,544,232
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.758%, 2/15/2054 (i)	55,364,031	5,844,543
BDS 2021-FL10 Ltd., “B”, FLR, 2.504% (LIBOR - 1mo. + 1.95%), 12/16/2036 (n)	3,637,500	3,594,094
BDS 2021-FL10 Ltd., “C”, FLR, 2.854% (LIBOR - 1mo. + 2.3%), 12/16/2036 (n)	2,645,500	2,611,012
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.381%, 2/15/2054 (i)	60,529,132	4,835,975
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.271%, 3/15/2054 (i)	38,515,237	2,777,526
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.386%, 7/15/2054 (i)	71,601,432	5,935,687
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.401%, 8/15/2054 (i)	53,705,491	4,511,933
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.157%, 9/15/2054 (i)	78,591,889	5,176,038
BPCRE 2021-FL1 Ltd., “C”, FLR, 2.454% (LIBOR - 1mo. + 1.9%), 2/15/2037 (n)	718,268	710,813
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 2.034% (LIBOR - 1mo. + 1.48%), 10/15/2036 (n)	4,140,000	4,051,545
12

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 2.354% (LIBOR - 1mo. + 1.8%), 10/15/2036 (n)	$3,130,500	$ 3,114,275
BSPDF 2021-FL1 Issuer Ltd., “C”, FLR, 2.804% (LIBOR - 1mo. + 2.25%), 10/15/2036 (n)	8,000,000	7,915,752
BSPRT 2018-FL4 Issuer Ltd., “A”, FLR, 2.654% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	5,552,000	5,540,169
BSPRT 2019-FL5 Issuer Ltd., “C”, FLR, 2.554% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	3,000,000	2,971,650
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 2.604% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	2,447,500	2,412,148
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 2.604% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)	1,552,000	1,525,534
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 2.854% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)	1,869,500	1,852,718
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 1.767% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	14,846,500	14,781,728
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 2.317% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	2,054,500	2,045,301
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 2.567% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	3,317,000	3,302,191
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	1,385,594	1,321,900
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	1,893,575	1,741,540
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	347,865	320,635
BXMT 2020-FL2 Ltd., “B”, FLR, 1.782% (LIBOR - 1mo. + 1.4%), 2/15/2038 (n)	5,795,500	5,742,662
BXMT 2020-FL2 Ltd., “A”, FLR, 1.281% (LIBOR - 1mo. + 0.9%), 2/15/2038 (n)	9,075,500	9,008,922
BXMT 2021-FL4 Ltd., “AS”, FLR, 1.854% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	12,062,500	11,876,762
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	2,200,812	2,124,444
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 3.142%, 1/25/2037 (d)(q)	1,744,584	693,371
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 3.316%, 3/25/2037 (d)(q)	2,331,694	1,087,300
CD 2017-CD4 Mortgage Trust, “XA”, 1.421%, 5/10/2050 (i)	41,878,567	1,730,330
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	1,605,336	1,489,071
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	511,590	476,338
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	4,853,870	4,715,644
Commercial Mortgage Pass-Through Certificates, 2019-BN24,“XA”, 0.644%, 11/15/2062 (i)	34,868,619	1,442,940
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.437%, 2/15/2054 (i)	53,146,845	4,622,229
13

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.89%, 4/15/2054 (i)	$48,934,364	$ 2,481,364
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.087%, 6/15/2063 (i)	55,922,452	3,634,736
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.156%, 6/15/2064 (i)	32,043,250	2,222,776
Credit Acceptance Auto Loan Trust, 2021-4, “B”, 1.74%, 12/16/2030 (n)	3,258,000	3,068,113
Credit Acceptance Auto Loan Trust, 2021-2A, “A”, 0.96%, 2/15/2030 (n)	2,192,000	2,107,875
Credit Acceptance Auto Loan Trust, 2021-2A, “B”, 1.26%, 4/15/2030 (n)	1,037,000	969,039
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	1,499,000	1,404,657
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	916,000	852,971
Credit Acceptance Auto Loan Trust, 2021-4, “A” , 1.26%, 10/15/2030 (n)	1,778,000	1,694,463
Cutwater 2014-1A Ltd., “A2R”, FLR, 2.744% (LIBOR - 3mo. + 1.7%), 7/15/2026 (n)	658,931	658,467
Cutwater 2015-1A Ltd., “AR”, FLR, 2.264% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	3,265,690	3,261,134
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 2.644% (LIBOR - 3mo. + 1.6%), 7/18/2030 (n)	9,054,010	8,982,891
Exeter Automobile Receivables Trust, 2019-3A, “C”, 2.79%, 5/15/2024 (n)	1,588,983	1,590,186
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	1,310,367	1,312,037
Fortress CBO Investments Ltd., 2022-FL3, “A”, FLR, 2.138% (SOFR - 30 day + 1.85%), 2/23/2039 (n)	8,935,000	8,934,991
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 2.539% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	8,299,000	8,265,870
GLS Auto Receivables Trust, 2021-3A, “B”, 0.78%, 11/17/2025 (n)	4,655,544	4,492,798
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	606,526	607,671
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.164%, 5/10/2050 (i)	39,209,135	1,698,861
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.253%, 8/10/2050 (i)	38,086,951	1,585,495
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.245%, 5/12/2053 (i)	39,189,653	2,846,795
IMPAC CMB Trust, FLR, 1.408% (LIBOR - 1mo. + 0.74%), 11/25/2034	41,665	41,788
14

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
IMPAC CMB Trust, FLR, 1.588% (LIBOR - 1mo. + 0.92%), 11/25/2034	$43,858	$ 44,334
IMPAC Secured Assets Corp., FLR, 1.368% (LIBOR - 1mo. + 0.35%), 5/25/2036	59,252	57,512
Interstar Millennium Trust, FLR, 1.226% (LIBOR - 3mo. + 0.4%), 3/14/2036	29,599	28,495
Invitation Homes 2018-SFR1 Trust, “B”, FLR, 1.504% (LIBOR - 1mo. + 0.95%), 3/17/2037 (n)	3,497,498	3,476,754
Invitation Homes 2018-SFR2 Trust, “A”, FLR, 1.454% (LIBOR - 1mo. + 0.9%), 6/17/2037 (n)	4,269,932	4,257,959
Jamestown CLO Ltd., 2020-15A, “C”, FLR, 3.494% (LIBOR - 3mo. + 2.45%), 4/15/2033 (n)	14,432,415	14,142,035
JPMorgan Chase Commercial Mortgage Securities Corp., 1.008%, 9/15/2050 (i)	42,377,337	1,601,084
LoanCore 2018-CRE1 Ltd., “AS”, FLR, 2.054% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	5,578,000	5,563,408
LoanCore 2018-CRE1 Ltd., “C”, FLR, 3.104% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	1,859,500	1,857,629
LoanCore 2019-CRE3 Ltd., “A”, FLR, 1.604% (LIBOR - 1mo. + 1.05%), 4/15/2034 (n)	995,446	992,973
LoanCore 2019-CRE3 Ltd., “AS”, FLR, 1.924% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	6,631,200	6,593,329
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 2.304% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	8,481,500	8,326,308
LoanCore 2021-CRE5 Ltd., “B”, FLR, 2.554% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	3,588,000	3,499,059
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 2.544% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	6,806,093	6,757,736
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 2.244% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	9,726,000	9,686,260
Merrill Lynch Mortgage Investors, Inc., 3.857%, 2/25/2037 (a)(d)	1,691,369	281,153
MF1 2020-FL3 Ltd., “B”, FLR, 4.373% (LIBOR - 1mo. + 3.75%), 7/15/2035 (z)	923,500	928,421
MF1 2020-FL3 Ltd., “C”, FLR, 5.123% (LIBOR - 1mo. + 4.5%), 7/15/2035 (z)	1,318,500	1,336,513
MF1 2020-FL4 Ltd., “B”, FLR, 3.373% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	10,472,500	10,358,728
MF1 2021-FL5 Ltd., “B”, FLR, 2.073% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	13,063,500	12,732,673
MF1 2021-FL5 Ltd., “C”, FLR, 2.323% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	3,716,500	3,663,205
MF1 2021-FL6 Ltd., “B”, FLR, 2.204% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)	10,716,294	10,440,409
15

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2022-FL8 Ltd., “C”, FLR, 2.467% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	$2,198,259	$ 2,191,728
Morgan Stanley Bank of America Merrill Lynch Trust, 2.655%, 2/15/2046	2,988,194	2,970,970
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.253%, 5/15/2050 (i)	34,365,356	1,640,155
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.496%, 6/15/2050 (i)	16,988,474	774,603
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.833%, 12/15/2051 (i)	52,739,721	2,204,294
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.422%, 5/15/2054 (i)	45,399,121	3,708,355
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.35%, 6/15/2054 (i)	43,581,201	3,231,664
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “A”, FLR, 1.618% (LIBOR - 1mo. + 0.95%), 7/25/2025 (n)	1,742,000	1,742,851
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “B”, FLR, 2.017% (LIBOR - 1mo. + 1.35%), 7/25/2025 (n)	1,603,000	1,605,609
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “C”, FLR, 2.818% (LIBOR - 1mo. + 2.15%), 7/25/2025 (n)	1,324,000	1,325,544
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	3,908,000	3,902,434
NextGear Floorplan Master Owner Trust, 2022-1A, “A1”, FLR, 1.317% (SOFR - 30 day + 1.05%), 3/15/2027 (n)	6,113,000	6,113,261
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 2.886% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	8,692,908	8,555,612
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 3.486% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	7,442,908	7,221,548
OneMain Financial Issuance Trust, 2020-1A, “A”, 3.84%, 5/14/2032 (n)	7,992,153	8,030,718
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	8,570,000	7,818,852
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	5,509,000	5,533,537
Ownit Mortgage Loan Asset-Backed Certificates, 3.125%, 10/25/2035	1,077,752	712,994
Palmer Square Loan Funding 2020-1A Ltd., “A2”, FLR, 1.83% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	13,000,000	12,954,110
PFP III 2021-7 Ltd., “B”, FLR, 1.954% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	3,004,350	2,923,975
PFP III 2021-7 Ltd., “C”, FLR, 2.204% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	955,952	938,628
PFP III 2021-8 Ltd., “B”, FLR, 2.054% (LIBOR - 1mo. + 1.5%), 8/09/2037 (n)	3,244,500	3,179,954
16

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Progress Residential 2021-SFR1 Trust, “B”, 1.303%, 4/17/2038 (n)	$1,210,000	$ 1,083,171
Progress Residential 2021-SFR1 Trust, “C”, 1.555%, 4/17/2038 (n)	908,000	808,900
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	395,729	395,702
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	506,985	507,597
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 2.921% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	2,268,542	2,223,675
Shackleton 2015-8A CLO Ltd., “CR”, FLR, 2.713% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	2,414,922	2,396,100
Shelter Growth CRE 2021-FL3 Ltd, “C”, FLR, 2.704% (LIBOR - 1mo. + 2.15%), 9/15/2036 (n)	6,411,000	6,272,515
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 2.563% (LIBOR - 3mo. + 1.5%), 7/20/2032 (n)	2,957,000	2,917,976
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	5,142,000	4,542,875
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 3.013% (LIBOR - 3mo. + 1.95%), 7/20/2032 (n)	7,004,000	6,918,929
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 2.354% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)	8,644,500	8,532,838
Thornburg Mortgage Securities Trust, FLR, 1.348% (LIBOR - 1mo. + 0.68%), 4/25/2043	41,113	41,372
TICP CLO 2018-3R Ltd., “B”, FLR, 2.412% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	2,132,575	2,133,535
TICP CLO 2018-3R Ltd., “C”, FLR, 2.863% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	3,742,444	3,746,497
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 1.954% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)	6,062,000	6,009,230
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 2.404% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)	13,226,000	13,110,008
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 0.99%, 11/15/2050 (i)	29,898,208	1,019,006
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.976%, 12/15/2051 (i)	25,479,414	1,299,771
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.505%, 11/15/2054 (i)	28,223,879	2,458,980
World Omni Auto Receivables Trust, 3.67%, 6/15/2027	3,072,000	3,054,965
		$ 577,020,070
Automotive – 2.7%
Daimler Finance North America LLC, 0.75%, 3/01/2024 (n)	$5,167,000	$ 4,943,895
Daimler Trucks Finance North America LLC, 1.625%, 12/13/2024 (n)	10,519,000	9,988,966
Ford Motor Credit Co. LLC, 3.087%, 1/09/2023	3,353,000	3,355,951
General Motors Financial Co., 1.7%, 8/18/2023	7,349,000	7,202,882
17

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – continued
Hyundai Capital America, 2.85%, 11/01/2022 (n)	$4,203,000	$ 4,209,036
Hyundai Capital America, 2.375%, 2/10/2023 (n)	2,145,000	2,133,797
Hyundai Capital America, 5.75%, 4/06/2023 (n)	12,206,000	12,465,894
Hyundai Capital America, 0.8%, 1/08/2024 (n)	863,000	822,217
Hyundai Capital America, 5.875%, 4/07/2025 (n)	8,600,000	8,964,870
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	8,000,000	7,096,086
Volkswagen Group of America Finance LLC, 2.9%, 5/13/2022 (n)	2,665,000	2,666,174
Volkswagen Group of America Finance LLC, 3.125%, 5/12/2023 (n)	1,111,000	1,110,692
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	4,128,000	4,052,672
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	7,295,000	7,180,429
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	5,071,000	4,619,020
		$ 80,812,581
Broadcasting – 0.8%
Magallanes, Inc., 3.788%, 3/15/2025 (n)	$17,801,000	$ 17,542,623
Magallanes, Inc., 3.755%, 3/15/2027 (n)	6,864,000	6,638,498
		$ 24,181,121
Brokerage & Asset Managers – 2.4%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$13,949,000	$ 13,573,426
Charles Schwab Corp., 0.75%, 3/18/2024	6,272,000	6,005,612
E*TRADE Financial Corp., 2.95%, 8/24/2022	12,941,000	12,963,274
Intercontinental Exchange, Inc., 0.7%, 6/15/2023	6,657,000	6,504,894
NASDAQ, Inc., 0.445%, 12/21/2022	6,300,000	6,211,835
National Securities Clearing Corp., 1.2%, 4/23/2023 (n)	9,500,000	9,375,885
National Securities Clearing Corp., 0.4%, 12/07/2023 (n)	5,086,000	4,877,740
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	3,257,000	3,075,331
National Securities Clearing Corp., 0.75%, 12/07/2025 (n)	10,182,000	9,260,852
		$ 71,848,849
Business Services – 1.3%
Equinix, Inc., 1.25%, 7/15/2025	$6,132,000	$ 5,641,263
Global Payments, Inc., 1.2%, 3/01/2026	8,692,000	7,807,733
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	7,043,000	6,479,673
TSMC Arizona Corp., 1.75%, 10/25/2026	5,860,000	5,372,220
Western Union Co., 1.35%, 3/15/2026	14,229,000	12,891,857
		$ 38,192,746
Cable TV – 0.3%
SES S.A., 3.6%, 4/04/2023 (n)	$10,292,000	$ 10,299,124
Chemicals – 0.1%
Westlake Chemical Corp., 0.875%, 8/15/2024	$3,244,000	$ 3,086,931
18

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – 0.3%
Dell International LLC/EMC Corp., 4%, 7/15/2024	$4,900,000	$ 4,924,689
Dell International LLC/EMC Corp., 5.85%, 7/15/2025	1,522,000	1,597,842
Infor, Inc., 1.45%, 7/15/2023 (n)	1,594,000	1,555,898
		$ 8,078,429
Computer Software - Systems – 0.4%
Apple, Inc., 1.7%, 9/11/2022	$2,593,000	$ 2,596,115
VMware, Inc., 1%, 8/15/2024	5,405,000	5,083,248
VMware, Inc., 1.4%, 8/15/2026	4,186,000	3,752,033
		$ 11,431,396
Conglomerates – 0.4%
Carrier Global Corp., 2.242%, 2/15/2025	$956,000	$ 915,140
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	9,885,000	9,967,872
		$ 10,883,012
Consumer Products – 0.7%
GSK Consumer Healthcare Capital US LLC, 3.125%, 3/24/2025 (n)	$10,091,000	$ 9,893,218
GSK Consumer Healthcare Capital US LLC, 3.375%, 3/24/2027 (n)	4,466,000	4,320,325
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	8,307,000	8,312,573
		$ 22,526,116
Containers – 0.5%
Berry Global, Inc., 1.57%, 1/15/2026	$7,474,000	$ 6,799,601
Berry Global, Inc., 1.65%, 1/15/2027	9,789,000	8,680,020
		$ 15,479,621
Electronics – 1.0%
Broadcom, Inc., 3.15%, 11/15/2025	$5,544,000	$ 5,402,603
Microchip Technology, Inc., 0.983%, 9/01/2024 (n)	18,197,000	17,071,323
Qorvo, Inc., 1.75%, 12/15/2024 (n)	3,654,000	3,446,964
Skyworks Solutions, Inc., 0.9%, 6/01/2023	3,692,000	3,599,547
		$ 29,520,437
Emerging Market Quasi-Sovereign – 0.8%
Bharat Petroleum Corp. Ltd., 4.625%, 10/25/2022	$5,946,000	$ 5,980,368
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	3,903,000	3,639,715
DAE Funding LLC (United Arab Emirates), 2.625%, 3/20/2025 (n)	6,500,000	6,090,201
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	2,973,000	3,047,860
Sinopec Group Overseas Development (2018) Ltd. (People's Republic of China), 1.45%, 1/08/2026 (n)	7,281,000	6,732,686
		$ 25,490,830
19

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – 0.2%
Emirate of Abu Dhabi, 0.75%, 9/02/2023 (n)	$7,805,000	$ 7,580,450
Energy - Independent – 0.2%
Pioneer Natural Resources Co., 0.55%, 5/15/2023	$5,857,000	$ 5,707,483
Energy - Integrated – 0.8%
Cenovus Energy, Inc., 5.375%, 7/15/2025	$6,141,000	$ 6,368,582
Eni S.p.A., 4%, 9/12/2023 (n)	9,261,000	9,319,809
Exxon Mobil Corp., 1.571%, 4/15/2023	9,200,000	9,123,835
		$ 24,812,226
Financial Institutions – 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/2024	$6,254,000	$ 6,289,510
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/2024	11,511,000	11,233,163
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 10/29/2024	5,472,000	5,092,123
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	5,664,000	5,870,851
Air Lease Corp., 2.2%, 1/15/2027	7,822,000	6,998,524
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	5,703,000	5,602,112
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	3,134,000	3,138,735
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	8,784,000	7,866,125
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	2,797,000	2,682,028
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	6,154,000	5,292,153
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	4,709,000	4,050,349
		$ 64,115,673
Food & Beverages – 0.9%
Constellation Brands, Inc., 4.25%, 5/01/2023	$5,791,000	$ 5,861,272
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)	11,955,000	10,639,950
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	4,753,000	4,437,144
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	8,356,000	7,288,022
		$ 28,226,388
Food & Drug Stores – 0.6%
7-Eleven, Inc., 0.625%, 2/10/2023 (n)	$10,326,000	$ 10,143,880
7-Eleven, Inc., 0.8%, 2/10/2024 (n)	7,744,000	7,377,657
		$ 17,521,537
Forest & Paper Products – 0.2%
Fibria Overseas Finance Ltd. , 5.5%, 1/17/2027	$5,928,000	$ 6,054,029
20

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 1.5%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$4,936,000	$ 5,006,881
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	8,847,000	9,004,477
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	1,551,000	1,582,248
Hyatt Hotels Corp., 1.3%, 10/01/2023	8,139,000	7,908,165
Hyatt Hotels Corp., 1.8%, 10/01/2024	7,537,000	7,165,264
Las Vegas Sands Corp., 3.2%, 8/08/2024	5,950,000	5,714,142
Marriott International, Inc., 5.75%, 5/01/2025	1,617,000	1,694,750
Marriott International, Inc., 3.75%, 10/01/2025	1,655,000	1,643,608
Sands China Ltd., 3.8%, 1/08/2026	6,819,000	6,296,119
		$ 46,015,654
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022	$385,000	$ 384,198
Howard University, Washington D.C., 2.801%, 10/01/2023	424,000	417,861
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	467,000	452,862
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	578,000	545,557
		$ 1,800,478
Insurance – 0.9%
AIG Global Funding, 0.8%, 7/07/2023 (n)	$4,511,000	$ 4,399,606
Corebridge Financial, Inc., 3.5%, 4/04/2025 (n)	3,720,000	3,682,279
Corebridge Financial, Inc., 3.65%, 4/05/2027 (n)	7,440,000	7,218,036
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	4,044,000	3,768,353
Metropolitan Life Global Funding I, 0.4%, 1/07/2024 (n)	7,624,000	7,277,576
		$ 26,345,850
Insurance - Property & Casualty – 0.1%
Ambac Assurance Corp., 5.1%, 6/07/2060 (z)	$23,513	$ 23,513
Aon PLC, 2.2%, 11/15/2022	3,374,000	3,368,252
		$ 3,391,765
Internet – 0.1%
Baidu, Inc., 3.875%, 9/29/2023	$3,736,000	$ 3,769,199
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$6,502,000	$ 6,581,055
CNH Industrial Capital LLC, 1.875%, 1/15/2026	2,401,000	2,232,065
CNH Industrial N.V., 4.5%, 8/15/2023	4,043,000	4,099,238
		$ 12,912,358
Major Banks – 17.1%
Bank of America Corp., 4.2%, 8/26/2024	$3,106,000	$ 3,134,524
Bank of America Corp., 4.45%, 3/03/2026	6,999,000	7,007,346
Bank of America Corp., 4.25%, 10/22/2026	4,033,000	4,024,116
21

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	$22,751,000	$ 20,416,364
Bank of America Corp., 4.183%, 11/25/2027	6,721,000	6,606,885
Bank of Montreal, 2.05%, 11/01/2022	4,809,000	4,811,693
Barclays PLC, 1.007% to 12/10/2023, FLR (CMT - 1yr. + 0.8%) to 12/10/2024	2,837,000	2,706,062
Barclays PLC, 2.852% to 5/07/2025, FLR (LIBOR - 3mo. + 2.452%) to 5/07/2026	2,564,000	2,460,630
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	10,326,000	9,290,384
BBVA USA, 2.875%, 6/29/2022	6,688,000	6,701,654
BBVA USA Bancshares, Inc., 2.5%, 8/27/2024	4,237,000	4,151,250
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	12,560,000	11,432,043
Capital One Financial Corp., 2.636% to 3/03/2025, FLR (SOFR - 1 day + 1.29%) to 3/03/2026	12,928,000	12,401,522
Credit Agricole S.A., 1.907% to 6/16/2025, FLR (SOFR - 1 day + 1.676%) to 6/16/2026 (n)	2,080,000	1,926,685
Credit Suisse Group AG, 4.207% to 6/12/2023, FLR (LIBOR - 3mo. + 1.24%) to 6/12/2024 (n)	2,042,000	2,045,401
Deutsche Bank AG, 0.898%, 5/28/2024	2,663,000	2,513,626
Deutsche Bank AG, 1.447% to 4/1/2024, FLR (SOFR - 1 day + 1.131%) to 4/01/2025	12,981,000	12,263,063
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	3,240,000	2,865,001
Goldman Sachs Group, Inc., 1.757% to 1/24/2024, FLR (SOFR - 1 day + 0.73%) to 1/24/2025	10,205,000	9,853,667
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	5,300,000	5,219,946
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	4,637,000	4,147,195
Goldman Sachs Group, Inc., 5.95%, 1/15/2027	14,381,000	15,270,128
Goldman Sachs Group, Inc., 1.948% to 10/21/2026, FLR (SOFR - 1 day + 0.913%) to 10/21/2027	8,452,000	7,590,476
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	3,245,000	3,242,871
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	4,303,000	4,018,308
HSBC Holdings PLC, 1.589% to 5/24/2026, FLR (SOFR - 1 day + 1.29%) to 5/24/2027	3,448,000	3,064,276
HSBC Holdings PLC, 2.251% to 11/22/2026, FLR (SOFR - 1 day + 1.1%) to 11/22/2027	12,000,000	10,854,708
JPMorgan Chase & Co., 3.25%, 9/23/2022	6,867,000	6,906,349
JPMorgan Chase & Co., 3.375%, 5/01/2023	4,455,000	4,481,108
22

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
JPMorgan Chase & Co., 3.797% to 7/23/2023, FLR (LIBOR - 3mo. + 0.89%) to 7/23/2024	$7,253,000	$ 7,285,358
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR - 1 day + 1.585%) to 3/13/2026	7,223,000	6,804,675
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	6,220,000	5,538,610
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR - 1 day + 0.885%) to 4/22/2027	5,268,000	4,765,540
JPMorgan Chase & Co., 1.47%, 9/22/2027	10,000,000	8,879,533
JPMorgan Chase & Co., 4.25%, 10/01/2027	6,722,000	6,682,781
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	15,414,000	15,116,699
Mitsubishi UFJ Financial Group, Inc., 2.623%, 7/18/2022	7,462,000	7,477,678
Mitsubishi UFJ Financial Group, Inc., 0.848% to 9/15/2023, FLR (CMT - 1yr. + 0.68%) to 9/15/2024	10,500,000	10,122,815
Mitsubishi UFJ Financial Group, Inc., 0.953% to 7/19/2024, FLR (CMT - 1yr. + 0.55%) to 7/19/2025	7,128,000	6,694,144
Mitsubishi UFJ Financial Group, Inc., 0.962% to 10/11/2024, FLR (CMT - 1yr. + 0.45%) to 10/11/2025	7,021,000	6,543,850
Mizuho Financial Group, 0.849% to 9/08/2023, FLR (LIBOR - 3mo. + 0.61%) to 9/08/2024	7,800,000	7,513,496
Morgan Stanley, 0.56% to 11/10/2022, FLR (SOFR - 1 day + 0.466%) to 11/10/2023	9,002,000	8,878,418
Morgan Stanley, 0.529% to 1/25/2023, FLR (SOFR - 1 day + 0.455%) to 1/25/2024	12,221,000	11,967,249
Morgan Stanley, 0.864% to 10/21/2024, FLR (SOFR - 1 day + 0.745%) to 10/21/2025	8,651,000	8,021,294
Morgan Stanley, 4.35%, 9/08/2026	9,466,000	9,480,175
Morgan Stanley, 3.95%, 4/23/2027	8,302,000	8,136,496
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	7,636,000	6,797,618
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	9,261,000	8,604,870
NatWest Group PLC, 2.359% to 5/22/2023, FLR (CMT - 1yr. + 2.15%) to 5/22/2024	8,063,000	7,955,786
NatWest Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	15,826,000	15,830,145
NatWest Markets PLC, 3.479%, 3/22/2025 (n)	8,888,000	8,805,520
Royal Bank of Canada, 1.6%, 4/17/2023	10,000,000	9,908,402
Royal Bank of Canada, 0.5%, 10/26/2023	16,550,000	15,977,545
Standard Chartered PLC, 1.319% to 10/14/2022, FLR (CMT - 1yr. + 1.17%) to 10/14/2023 (n)	8,168,000	8,088,847
23

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Standard Chartered PLC, 0.991% to 1/12/2024, FLR (CMT - 1yr. + 0.78%) to 1/12/2025 (n)	$5,088,000	$ 4,830,236
Standard Chartered PLC, 1.214% to 3/23/2024, FLR (CMT - 1yr. + 0.88%) to 3/23/2025 (n)	2,614,000	2,474,233
Standard Chartered PLC, 1.822% to 11/23/2024, FLR (CMT - 1yr. + 0.95%) to 11/23/2025 (n)	2,554,000	2,389,420
Standard Chartered PLC, 3.971% to 3/30/2025, FLR (CMT - 1yr. + 1.65%) to 3/30/2026 (n)	3,723,000	3,645,688
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/2024	2,541,000	2,425,141
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	7,574,000	7,006,878
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	8,414,000	7,721,815
Sumitomo Mitsui Trust Bank Ltd., 0.8%, 9/12/2023 (n)	9,000,000	8,718,080
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	5,661,000	5,390,051
Toronto-Dominion Bank, 0.25%, 1/06/2023	5,082,000	5,020,029
UBS Group AG, 3.491%, 5/23/2023 (n)	12,134,000	12,149,918
UBS Group AG, 1.008% to 7/30/2023, FLR (CMT - 1yr. + 0.83%) to 7/30/2024 (n)	2,226,000	2,161,073
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	8,699,000	7,928,002
Wells Fargo & Co., 1.654% to 6/02/2023, FLR (SOFR - 1 day + 1.6%) to 6/02/2024	13,775,000	13,540,452
Wells Fargo & Co., 2.164% to 2/11/2025, FLR (LIBOR - 3mo. + 0.75%) to 2/11/2026	9,707,000	9,207,960
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	13,228,000	12,697,158
		$ 520,590,959
Medical & Health Technology & Services – 1.6%
HCA Healthcare, Inc., 3.125%, 3/15/2027 (n)	$7,303,000	$ 6,868,044
HCA, Inc., 5%, 3/15/2024	7,222,000	7,389,933
PerkinElmer, Inc., 0.85%, 9/15/2024	10,000,000	9,368,490
Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024	25,217,000	23,922,913
		$ 47,549,380
Metals & Mining – 1.1%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$10,084,000	$ 10,111,691
Glencore Funding LLC, 3%, 10/27/2022 (n)	2,204,000	2,208,584
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	4,410,000	4,428,926
Glencore Funding LLC, 4.625%, 4/29/2024 (n)	3,375,000	3,415,058
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	7,900,000	7,262,127
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	8,268,000	7,483,761
		$ 34,910,147
24

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 1.6%
Enbridge, Inc., 2.5%, 2/14/2025	$6,525,000	$ 6,320,911
Energy Transfer Operating Co., 2.9%, 5/15/2025	3,676,000	3,548,182
Gray Oak Pipeline LLC, 2%, 9/15/2023 (n)	7,337,000	7,179,768
MPLX LP, 3.5%, 12/01/2022	8,713,000	8,754,856
MPLX LP, 3.375%, 3/15/2023	1,725,000	1,731,235
Plains All American Pipeline LP, 3.85%, 10/15/2023	3,750,000	3,759,057
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/2025	10,480,000	10,583,017
Western Midstream Operating LP, 3.6%, 2/01/2025	3,357,000	3,210,333
Western Midstream Operating LP, FLR, 2.621% (LIBOR - 3mo. + 0.85%), 1/13/2023	4,795,000	4,723,075
		$ 49,810,434
Mortgage-Backed – 0.5%
Fannie Mae, 4.5%, 3/01/2023	$25,345	$ 25,779
Fannie Mae, 5%, 7/01/2023	24,220	24,676
Fannie Mae, 3%, 12/01/2031	1,203,296	1,197,637
Fannie Mae, 2.105%, 3/01/2033	34,762	34,589
Fannie Mae, 1.875%, 5/01/2033	76,875	76,794
Fannie Mae, 2%, 5/25/2044	873,029	858,456
Freddie Mac, 1.031%, 4/25/2024 (i)	255,656	3,753
Freddie Mac, 1.697%, 4/25/2030 (i)	29,087,778	2,918,903
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	8,597,401	8,407,840
Freddie Mac, 2%, 7/15/2042	1,433,823	1,357,673
Ginnie Mae, 1.625%, 7/20/2032	31,920	32,336
		$ 14,938,436
Municipals – 2.0%
California Earthquake Authority Rev., Taxable, “B”, 1.327%, 7/01/2022	$3,430,000	$ 3,431,300
California Earthquake Authority Rev., Taxable, “B”, 1.477%, 7/01/2023	2,425,000	2,396,173
California Municipal Finance Authority Rev., Taxable (Century Housing Corp.), 1.486%, 11/01/2022	1,090,000	1,089,085
California Municipal Finance Authority Rev., Taxable (Century Housing Corp.), 1.605%, 11/01/2023	1,295,000	1,270,888
Illinois Sales Tax Securitization Corp., Second Lien, Taxable, “B”, BAM, 2.128%, 1/01/2023	1,205,000	1,201,804
Illinois Sales Tax Securitization Corp., Second Lien, Taxable, “B”, BAM, 2.225%, 1/01/2024	2,890,000	2,835,572
Long Island, NY, Power Authority, Electric System General Rev., Taxable, “C”, 0.764%, 3/01/2023	3,570,000	3,525,063
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 1.904%, 7/01/2023	360,000	356,086
25

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.156%, 7/01/2024	$1,000,000	$ 971,627
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.306%, 7/01/2025	790,000	755,766
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	1,005,000	955,702
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	3,182,358	3,045,678
New Jersey Economic Development Authority Rev., School Facilities Construction, Taxable, “HHH”, 3.75%, 9/01/2022 (n)	15,985,000	16,081,530
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, Taxable, “B”, AGM, 0%, 2/15/2023	10,353,000	10,167,379
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.384%, 6/15/2022	1,770,000	1,771,489
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.551%, 6/15/2023	1,835,000	1,824,693
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.631%, 6/15/2024	1,720,000	1,683,902
Port Authority of NY & NJ, Taxable, “AAA”, 1.086%, 7/01/2023	4,925,000	4,831,307
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	2,735,000	2,731,777
		$ 60,926,821
Natural Gas - Distribution – 0.2%
CenterPoint Energy Resources Corp., 0.7%, 3/02/2023	$7,769,000	$ 7,605,742
Natural Gas - Pipeline – 0.5%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$14,780,000	$ 14,810,890
Network & Telecom – 0.5%
AT&T, Inc., 0.9%, 3/25/2024	$15,796,000	$ 15,171,578
Oils – 0.2%
Valero Energy Corp., 1.2%, 3/15/2024	$7,070,000	$ 6,744,436
Other Banks & Diversified Financials – 1.7%
American Express Co., 2.25%, 3/04/2025	$6,463,000	$ 6,232,904
Banque Federative du Credit Mutuel S.A., 0.65%, 2/27/2024 (n)	10,142,000	9,643,417
Groupe BPCE S.A., 4%, 9/12/2023 (n)	3,667,000	3,687,535
Groupe BPCE S.A., FLR, 2.042% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	3,667,000	3,696,703
Macquarie Group Ltd., 1.201% to 10/14/2024, FLR (SOFR - 1 day + 0.694%) to 10/14/2025 (n)	10,208,000	9,533,294
26

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	$6,707,000	$ 5,954,853
National Bank of Canada, 2.15%, 10/07/2022 (n)	5,017,000	5,018,700
National Bank of Canada, 0.9% to 8/15/2022, FLR (CMT - 1yr. + 0.77%) to 8/15/2023	1,877,000	1,867,878
National Bank of Canada, 0.55% to 11/15/2023, FLR (CMT - 1yr. + 0.4%) to 11/15/2024	5,738,000	5,489,577
		$ 51,124,861
Pharmaceuticals – 0.5%
Royalty Pharma PLC, 0.75%, 9/02/2023	$7,338,000	$ 7,101,748
Viatris, Inc., 1.125%, 6/22/2022	9,057,000	9,045,106
		$ 16,146,854
Railroad & Shipping – 0.3%
Canadian Pacific Railway Co., 1.35%, 12/02/2024	$11,123,000	$ 10,535,694
Real Estate - Office – 0.1%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$3,542,000	$ 3,285,141
Retailers – 0.7%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$5,754,000	$ 5,723,792
Kohl's Corp., 9.5%, 5/15/2025	9,595,000	10,765,476
Nordstrom, Inc., 2.3%, 4/08/2024	3,956,000	3,787,870
		$ 20,277,138
Specialty Stores – 0.4%
Genuine Parts Co., 1.75%, 2/01/2025	$5,643,000	$ 5,358,035
Ross Stores, Inc., 0.875%, 4/15/2026	7,614,000	6,810,396
		$ 12,168,431
Telecommunications - Wireless – 1.1%
Crown Castle International Corp., 3.15%, 7/15/2023	$5,334,000	$ 5,330,139
Crown Castle International Corp., REIT, 1.35%, 7/15/2025	1,776,000	1,637,693
Crown Castle International Corp., REIT, 2.9%, 3/15/2027	3,817,000	3,573,703
Rogers Communications, Inc., 3.2%, 3/15/2027 (n)	12,002,000	11,422,558
T-Mobile USA, Inc., 3.5%, 4/15/2025	10,518,000	10,368,836
		$ 32,332,929
Tobacco – 0.6%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$4,881,000	$ 4,813,160
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	8,283,000	8,285,652
Philip Morris International, Inc., 1.125%, 5/01/2023	3,763,000	3,703,962
		$ 16,802,774
27

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 1.1%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$24,483,000	$ 23,511,697
ERAC USA Finance LLC, 2.7%, 11/01/2023 (n)	5,924,000	5,876,845
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	2,559,000	2,576,339
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	2,559,000	2,569,137
		$ 34,534,018
U.S. Treasury Obligations – 19.7%
U.S. Treasury Notes, 0.125%, 9/30/2022	$230,195,000	$ 229,071,002
U.S. Treasury Notes, 0.125%, 1/31/2023	182,228,000	179,878,968
U.S. Treasury Notes, 0.25%, 5/15/2024 (f)	91,929,700	87,422,990
U.S. Treasury Notes, 0.375%, 9/15/2024	109,702,000	103,535,547
		$ 599,908,507
Utilities - Electric Power – 3.1%
Emera US Finance LP, 0.833%, 6/15/2024	$3,730,000	$ 3,493,831
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)	14,822,000	14,933,313
Exelon Corp., 2.75%, 3/15/2027 (n)	7,104,000	6,711,394
FirstEnergy Corp., 2.05%, 3/01/2025	5,731,000	5,401,468
FirstEnergy Corp., 1.6%, 1/15/2026	2,459,000	2,246,419
NextEra Energy, Inc., 0.65%, 3/01/2023	6,270,000	6,169,092
Pacific Gas & Electric Co., 1.75%, 6/16/2022	8,036,000	8,030,550
Pacific Gas & Electric Co., 1.367%, 3/10/2023	7,617,000	7,504,847
Pacific Gas & Electric Co., 1.7%, 11/15/2023	3,088,000	2,998,968
Pacific Gas & Electric Co., 3.25%, 2/16/2024	10,584,000	10,440,849
Southern California Edison Co., 0.7%, 8/01/2023	7,725,000	7,502,682
Southern California Edison Co., 0.975%, 8/01/2024	7,618,000	7,198,878
WEC Energy Group, Inc., 0.8%, 3/15/2024	3,658,000	3,480,076
Xcel Energy, Inc., 0.5%, 10/15/2023	8,847,000	8,529,873
		$ 94,642,240
Total Bonds (Identified Cost, $2,977,595,662)		$ 2,868,466,079
Investment Companies (h) – 5.1%
Money Market Funds – 5.1%
MFS Institutional Money Market Portfolio, 0.28% (v) (Identified Cost, $155,032,857)	155,032,857	$ 155,032,857

Other Assets, Less Liabilities – 0.6%		16,815,217
Net Assets – 100.0%		$ 3,040,314,153

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
28

Portfolio of Investments – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $155,032,857 and $2,868,466,079, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,068,140,782, representing 35.1% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 2.804% (LIBOR - 1mo. + 2.25%), 1/15/2037	12/07/21	$6,994,000	$6,900,898
Ambac Assurance Corp., 5.1%, 6/07/2060	2/14/18	9,186	23,513
MF1 2020-FL3 Ltd., “B”, FLR, 4.373% (LIBOR - 1mo. + 3.75%), 7/15/2035	6/12/20	923,500	928,421
MF1 2020-FL3 Ltd., “C”, FLR, 5.123% (LIBOR - 1mo. + 4.5%), 7/15/2035	6/12/20	1,318,500	1,336,513
Total Restricted Securities			$9,189,345
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
29

Portfolio of Investments – continued
Derivative Contracts at 4/30/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	258	$54,389,625	June – 2022	$(956,322)
At April 30, 2022, the fund had liquid securities with an aggregate value of $242,500 to cover any collateral or margin obligations for securities and certain derivative contracts.
See Notes to Financial Statements
30

Financial Statements
Statement of Assets and Liabilities
At 4/30/22
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $2,977,595,662)	$2,868,466,079
Investments in affiliated issuers, at value (identified cost, $155,032,857)	155,032,857
Cash	3,683,363
Receivables for
Fund shares sold	12,504,464
Interest	11,355,524
Receivable from investment adviser	115,268
Other assets	5,443
Total assets	$3,051,162,998
Liabilities
Payables for
Distributions	$107,499
Net daily variation margin on open futures contracts	50,388
Investments purchased	3,713,063
Fund shares reacquired	6,301,433
Payable to affiliates
Administrative services fee	4,268
Shareholder servicing costs	460,524
Distribution and service fees	16,971
Program manager fees	1,106
Payable for independent Trustees' compensation	14
Accrued expenses and other liabilities	193,579
Total liabilities	$10,848,845
Net assets	$3,040,314,153
Net assets consist of
Paid-in capital	$3,187,875,467
Total distributable earnings (loss)	(147,561,314)
Net assets	$3,040,314,153
Shares of beneficial interest outstanding	525,173,926
31

Statement of Assets and Liabilities – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,046,034,401	180,422,693	$5.80
Class B	2,360,608	408,014	5.79
Class C	31,746,608	5,477,133	5.80
Class I	570,542,731	98,841,791	5.77
Class R1	1,251,940	216,521	5.78
Class R2	1,645,987	283,773	5.80
Class R3	1,001,325	172,595	5.80
Class R4	906,214	155,755	5.82
Class R6	1,116,142,677	192,916,867	5.79
Class 529A	268,681,662	46,278,784	5.81

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $5.95 [100 / 97.50 x $5.80] and $5.96 [100 / 97.50 x $5.81], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.
See Notes to Financial Statements
32

Financial Statements
Statement of Operations
Year ended 4/30/22
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$46,243,610
Other	731,806
Dividends from affiliated issuers	46,878
Total investment income	$47,022,294
Expenses
Management fee	$10,522,949
Distribution and service fees	3,938,977
Shareholder servicing costs	2,211,919
Program manager fees	128,698
Administrative services fee	404,437
Independent Trustees' compensation	36,289
Custodian fee	193,417
Shareholder communications	97,183
Audit and tax fees	72,250
Legal fees	12,295
Miscellaneous	345,725
Total expenses	$17,964,139
Fees paid indirectly	(322)
Reduction of expenses by investment adviser and distributor	(3,746,161)
Net expenses	$14,217,656
Net investment income (loss)	$32,804,638
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,277,003
Futures contracts	(1,282,033)
Swap agreements	1,825,132
Net realized gain (loss)	$1,820,102
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(142,700,320)
Futures contracts	(957,233)
Swap agreements	(1,817,878)
Net unrealized gain (loss)	$(145,475,431)
Net realized and unrealized gain (loss)	$(143,655,329)
Change in net assets from operations	$(110,850,691)
See Notes to Financial Statements
33

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	4/30/22	4/30/21
Change in net assets
From operations
Net investment income (loss)	$32,804,638	$36,814,251
Net realized gain (loss)	1,820,102	11,435,503
Net unrealized gain (loss)	(145,475,431)	44,283,598
Change in net assets from operations	$(110,850,691)	$92,533,352
Total distributions to shareholders	$(37,624,202)	$(45,845,296)
Change in net assets from fund share transactions	$452,962,150	$848,327,029
Total change in net assets	$304,487,257	$895,015,085
Net assets
At beginning of period	2,735,826,896	1,840,811,811
At end of period	$3,040,314,153	$2,735,826,896
See Notes to Financial Statements
34

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$6.09	$5.94	$5.96	$5.90	$5.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.09	$0.14	$0.14	$0.10
Net realized and unrealized gain (loss)	(0.28)	0.18	(0.01)	0.06	(0.08)
Total from investment operations	$(0.22)	$0.27	$0.13	$0.20	$0.02
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.12)	$(0.15)	$(0.14)	$(0.11)
Net asset value, end of period (x)	$5.80	$6.09	$5.94	$5.96	$5.90
Total return (%) (r)(s)(t)(x)	(3.59)	4.59	2.21	3.43	0.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75	0.78	0.80	0.82	0.83
Expenses after expense reductions (f)	0.57	0.58	0.64	0.71	0.72
Net investment income (loss)	1.04	1.56	2.41	2.30	1.68
Portfolio turnover	39	35	41	55	57
Net assets at end of period (000 omitted)	$1,046,034	$1,042,239	$730,945	$606,885	$486,144
See Notes to Financial Statements
35

Financial Highlights – continued
Class B	Year ended
	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$6.08	$5.93	$5.95	$5.88	$5.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.05	$0.10	$0.09	$0.06
Net realized and unrealized gain (loss)	(0.28)	0.18	(0.01)	0.07	(0.08)
Total from investment operations	$(0.26)	$0.23	$0.09	$0.16	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.08)	$(0.11)	$(0.09)	$(0.07)
Net asset value, end of period (x)	$5.79	$6.08	$5.93	$5.95	$5.88
Total return (%) (r)(s)(t)(x)	(4.32)	3.82	1.45	2.83	(0.39)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.50	1.53	1.55	1.57	1.58
Expenses after expense reductions (f)	1.32	1.34	1.39	1.46	1.48
Net investment income (loss)	0.29	0.84	1.67	1.56	0.93
Portfolio turnover	39	35	41	55	57
Net assets at end of period (000 omitted)	$2,361	$2,931	$2,714	$3,703	$3,779

Class C	Year ended
	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$6.09	$5.94	$5.96	$5.89	$5.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.05	$0.09	$0.09	$0.05
Net realized and unrealized gain (loss)	(0.28)	0.17	(0.01)	0.07	(0.08)
Total from investment operations	$(0.27)	$0.22	$0.08	$0.16	$(0.03)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.07)	$(0.10)	$(0.09)	$(0.06)
Net asset value, end of period (x)	$5.80	$6.09	$5.94	$5.96	$5.89
Total return (%) (r)(s)(t)(x)	(4.41)	3.71	1.35	2.73	(0.49)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.50	1.53	1.55	1.57	1.58
Expenses after expense reductions (f)	1.42	1.43	1.49	1.56	1.58
Net investment income (loss)	0.19	0.75	1.57	1.45	0.83
Portfolio turnover	39	35	41	55	57
Net assets at end of period (000 omitted)	$31,747	$39,241	$42,281	$47,447	$56,372
See Notes to Financial Statements
36

Financial Highlights – continued
Class I	Year ended
	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$6.07	$5.92	$5.93	$5.87	$5.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.10	$0.15	$0.14	$0.11
Net realized and unrealized gain (loss)	(0.29)	0.18	(0.00)(w)	0.07	(0.08)
Total from investment operations	$(0.22)	$0.28	$0.15	$0.21	$0.03
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.13)	$(0.16)	$(0.15)	$(0.12)
Net asset value, end of period (x)	$5.77	$6.07	$5.92	$5.93	$5.87
Total return (%) (r)(s)(t)(x)	(3.63)	4.75	2.54	3.59	0.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.50	0.53	0.55	0.57	0.58
Expenses after expense reductions (f)	0.42	0.43	0.49	0.56	0.58
Net investment income (loss)	1.19	1.69	2.56	2.46	1.81
Portfolio turnover	39	35	41	55	57
Net assets at end of period (000 omitted)	$570,543	$453,159	$258,164	$187,021	$141,291

Class R1	Year ended
	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$6.08	$5.93	$5.94	$5.88	$5.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.05	$0.09	$0.09	$0.05
Net realized and unrealized gain (loss)	(0.29)	0.17	(0.00)(w)	0.06	(0.08)
Total from investment operations	$(0.28)	$0.22	$0.09	$0.15	$(0.03)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.07)	$(0.10)	$(0.09)	$(0.06)
Net asset value, end of period (x)	$5.78	$6.08	$5.93	$5.94	$5.88
Total return (%) (r)(s)(t)(x)	(4.58)	3.71	1.52	2.55	(0.49)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.50	1.53	1.55	1.57	1.58
Expenses after expense reductions (f)	1.42	1.44	1.48	1.56	1.58
Net investment income (loss)	0.18	0.74	1.57	1.47	0.83
Portfolio turnover	39	35	41	55	57
Net assets at end of period (000 omitted)	$1,252	$1,597	$1,593	$451	$294
See Notes to Financial Statements
37

Financial Highlights – continued
Class R2	Year ended
	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$6.10	$5.94	$5.96	$5.89	$5.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.08	$0.13	$0.12	$0.08
Net realized and unrealized gain (loss)	(0.29)	0.19	(0.01)	0.07	(0.07)
Total from investment operations	$(0.24)	$0.27	$0.12	$0.19	$0.01
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.11)	$(0.14)	$(0.12)	$(0.10)
Net asset value, end of period (x)	$5.80	$6.10	$5.94	$5.96	$5.89
Total return (%) (r)(s)(t)(x)	(3.99)	4.50	1.96	3.34	0.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	1.03	1.05	1.07	1.08
Expenses after expense reductions (f)	0.82	0.84	0.90	0.96	0.98
Net investment income (loss)	0.79	1.32	2.17	2.04	1.42
Portfolio turnover	39	35	41	55	57
Net assets at end of period (000 omitted)	$1,646	$1,997	$1,579	$2,524	$2,908

Class R3	Year ended
	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$6.10	$5.95	$5.96	$5.90	$5.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.09	$0.14	$0.13	$0.09
Net realized and unrealized gain (loss)	(0.29)	0.18	(0.00)(w)	0.06	(0.07)
Total from investment operations	$(0.23)	$0.27	$0.14	$0.19	$0.02
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.12)	$(0.15)	$(0.13)	$(0.11)
Net asset value, end of period (x)	$5.80	$6.10	$5.95	$5.96	$5.90
Total return (%) (r)(s)(t)(x)	(3.85)	4.48	2.28	3.32	0.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75	0.78	0.80	0.82	0.83
Expenses after expense reductions (f)	0.67	0.69	0.75	0.81	0.83
Net investment income (loss)	0.96	1.50	2.32	2.19	1.57
Portfolio turnover	39	35	41	55	57
Net assets at end of period (000 omitted)	$1,001	$1,318	$1,512	$2,249	$2,140
See Notes to Financial Statements
38

Financial Highlights – continued
Class R4	Year ended
	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$6.11	$5.96	$5.99	$5.89	$5.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.11	$0.15	$0.15	$0.11
Net realized and unrealized gain (loss)	(0.28)	0.17	(0.02)	0.10(g)	(0.08)
Total from investment operations	$(0.21)	$0.28	$0.13	$0.25	$0.03
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.13)	$(0.16)	$(0.15)	$(0.12)
Net asset value, end of period (x)	$5.82	$6.11	$5.96	$5.99	$5.89
Total return (%) (r)(s)(t)(x)	(3.43)	4.74	2.20	4.28	0.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.50	0.53	0.55	0.63	0.58
Expenses after expense reductions (f)	0.42	0.44	0.49	0.62	0.58
Net investment income (loss)	1.16	1.73	2.58	2.60	1.84
Portfolio turnover	39	35	41	55	57
Net assets at end of period (000 omitted)	$906	$275	$242	$304	$6,537

Class R6	Year ended
	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$6.08	$5.93	$5.95	$5.88	$5.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.11	$0.16	$0.15	$0.11
Net realized and unrealized gain (loss)	(0.28)	0.17	(0.02)	0.07	(0.08)
Total from investment operations	$(0.20)	$0.28	$0.14	$0.22	$0.03
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.13)	$(0.16)	$(0.15)	$(0.12)
Net asset value, end of period (x)	$5.79	$6.08	$5.93	$5.95	$5.88
Total return (%) (r)(s)(t)(x)	(3.39)	4.82	2.43	3.82	0.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.43	0.46	0.48	0.50	0.51
Expenses after expense reductions (f)	0.35	0.37	0.42	0.49	0.50
Net investment income (loss)	1.26	1.77	2.64	2.51	1.91
Portfolio turnover	39	35	41	55	57
Net assets at end of period (000 omitted)	$1,116,143	$942,709	$599,945	$561,643	$524,653
See Notes to Financial Statements
39

Financial Highlights – continued
Class 529A	Year ended
	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$6.10	$5.94	$5.96	$5.89	$5.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.09	$0.14	$0.13	$0.10
Net realized and unrealized gain (loss)	(0.28)	0.19	(0.01)	0.08	(0.08)
Total from investment operations	$(0.22)	$0.28	$0.13	$0.21	$0.02
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.12)	$(0.15)	$(0.14)	$(0.11)
Net asset value, end of period (x)	$5.81	$6.10	$5.94	$5.96	$5.89
Total return (%) (r)(s)(t)(x)	(3.72)	4.68	2.16	3.55	0.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	0.83	0.85	0.87	0.91
Expenses after expense reductions (f)	0.61	0.62	0.68	0.75	0.77
Net investment income (loss)	1.01	1.53	2.38	2.26	1.65
Portfolio turnover	39	35	41	55	57
Net assets at end of period (000 omitted)	$268,682	$208,907	$155,471	$128,741	$108,692

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
40

Notes to Financial Statements
(1) Business and Organization
MFS Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a
41

Notes to Financial Statements  - continued
broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of April 30, 2022 in valuing the fund's assets and liabilities:
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Notes to Financial Statements  - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$599,908,507	$—	$599,908,507
Non - U.S. Sovereign Debt	—	33,071,280	—	33,071,280
Municipal Bonds	—	60,926,821	—	60,926,821
U.S. Corporate Bonds	—	941,604,096	—	941,604,096
Residential Mortgage-Backed Securities	—	27,553,539	—	27,553,539
Commercial Mortgage-Backed Securities	—	180,051,698	—	180,051,698
Asset-Backed Securities (including CDOs)	—	384,353,269	—	384,353,269
Foreign Bonds	—	640,996,869	—	640,996,869
Mutual Funds	155,032,857	—	—	155,032,857
Total	$155,032,857	$2,868,466,079	$—	$3,023,498,936
Other Financial Instruments
Futures Contracts – Liabilities	$(956,322)	$—	$—	$(956,322)
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Futures Contracts	$(956,322)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the Statement of Assets and Liabilities.
43

Notes to Financial Statements  - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended April 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$(1,282,033)	$1,825,132
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended April 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$(957,233)	$(1,817,878)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
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Notes to Financial Statements  - continued
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Swap Agreements — During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
45

Notes to Financial Statements  - continued
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
46

Notes to Financial Statements  - continued
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended April 30, 2022, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
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Notes to Financial Statements  - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 4/30/22	Year ended 4/30/21
Ordinary income (including any short-term capital gains)	$37,624,202	$45,845,296
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/22
Cost of investments	$3,140,009,775
Gross appreciation	1,139,477
Gross depreciation	(118,606,638)
Net unrealized appreciation (depreciation)	$ (117,467,161)
Undistributed ordinary income	3,562,293
Capital loss carryforwards	(30,349,982)
Other temporary differences	(3,306,464)
Total distributable earnings (loss)	$ (147,561,314)
As of April 30, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Long-Term	$(30,349,982)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Effective
48

Notes to Financial Statements  - continued
March 21, 2022, all Class 529B and Class 529C shares were converted into Class 529A shares. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 4/30/22	Year ended 4/30/21
Class A	$12,810,583	$17,372,115
Class B	12,776	35,440
Class C	136,687	501,043
Class I	7,092,573	7,198,759
Class R1	5,810	18,945
Class R2	18,028	28,758
Class R3	12,167	28,217
Class R4	14,059	5,455
Class R6	15,016,740	16,749,744
Class 529A	2,388,231	3,398,554
Class 529B	10,512	40,613
Class 529C	106,036	467,653
Total	$37,624,202	$45,845,296
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.35%
In excess of $2.5 billion	0.30%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2023. For the year ended April 30, 2022, this management fee reduction amounted to $395,046, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the year ended April 30, 2022 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
The investment adviser has agreed in writing to bear the fund’s expenses, excluding management fees, distribution and service fees, program manager fees, payments made to service providers (other than MFS Service Center, Inc. (“MFSC”)) that provide certain sub-accounting services, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that “Other Expenses” do not exceed 0.00% of the class' average daily net assets annually for each class of shares. This written agreement will continue until modified by the fund's Board
49

Notes to Financial Statements  - continued
of Trustees, but such agreement will continue until at least August 31, 2023. For the year ended April 30, 2022, this reduction amounted to $2,046,030, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $110,712 and $10,498 for the year ended April 30, 2022, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively. Effective March 21, 2022, all Class 529B and Class 529C shares were converted into Class 529A shares.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$ 2,613,146
Class B	0.75%	0.25%	1.00%	0.90%	27,796
Class C	0.75%	0.25%	1.00%	1.00%	361,077
Class R1	0.75%	0.25%	1.00%	1.00%	15,786
Class R2	0.25%	0.25%	0.50%	0.40%	9,194
Class R3	—	0.25%	0.25%	0.25%	2,702
Class 529A	—	0.25%	0.25%	0.14%	554,871
Class 529B	0.75%	0.25%	1.00%	0.89%	30,800
Class 529C	0.75%	0.25%	1.00%	1.00%	323,605
Total Distribution and Service Fees					$3,938,977
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2022 based on each class’s average daily net assets. 0.10% of the Class A, Class B, Class 529A, and Class 529B service fee is currently being waived under a written waiver agreement. For the year ended April 30, 2022, this waiver amounted to $1,045,251, $2,780, $221,946,and $3,080 for Class A, Class B, Class 529A, and Class 529B respectively, and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2023. 0.10% of the Class R2 distribution fee is currently being waived under a written waiver agreement. For the year ended April 30, 2022, this waiver amounted to $1,839 and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2023. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the
50

Notes to Financial Statements  - continued
account except for accounts attributable to MFS or its affiliates’ seed money. For the year ended April 30, 2022, this rebate amounted to $475, $26, $27,707, $423, and $1,558, for Class A, Class C, Class 529A, Class 529B, and Class 529C respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2022, were as follows:
Amount
Class A	$122,177
Class B	2,198
Class C	6,321
Class 529B	—
Class 529C	1,930
The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended April 30, 2022, were as follows:
Fee
Class 529A	$110,977
Class 529B	1,540
Class 529C	16,181
Total Program Manager Fees	$128,698
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended April 30, 2022, the fee was $557,670, which equated to 0.0191% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended April 30, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,508,284.
Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments
51

Notes to Financial Statements  - continued
do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the period from May 1, 2021 through September 29, 2021, these costs for the fund amounted to $145,965 and are included in “Shareholder servicing costs” in the Statement of Operations. Effective September 30, 2021, the Special Servicing Agreement terminated and the fund no longer participates in this Special Servicing Agreement.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended April 30, 2022 was equivalent to an annual effective rate of 0.0138% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On June 18, 2021, MFS redeemed 8,894 shares of Class R1 for an aggregate amount of $53,987.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the year ended April 30, 2022, the fund engaged in purchase transactions pursuant to this policy, which amounted to $7,835,190.
(4) Portfolio Securities
For the year ended April 30, 2022, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$482,464,526	$459,652,954
Non-U.S. Government securities	1,038,971,845	659,765,998
52

Notes to Financial Statements  - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 4/30/22		Year ended 4/30/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	86,778,837	$521,056,716	105,265,055	$641,102,483
Class B	183,031	1,099,205	306,321	1,861,042
Class C	1,918,779	11,513,621	4,330,373	26,340,504
Class I	76,084,181	455,165,312	58,736,033	356,732,663
Class R1	64,702	391,258	14,867	90,333
Class R2	77,506	463,314	122,438	746,988
Class R3	54,107	326,851	31,394	191,489
Class R4	206,483	1,259,581	11,465	70,091
Class R6	63,439,661	380,041,306	67,328,187	409,503,926
Class 529A	23,913,148	142,710,255	16,087,184	98,094,408
Class 529B	213,931	1,294,442	323,843	1,969,619
Class 529C	2,486,150	15,048,298	3,303,169	20,123,535
	255,420,516	$1,530,370,159	255,860,329	$1,556,827,081
Shares issued to shareholders in reinvestment of distributions
Class A	1,977,358	$11,887,315	2,425,030	$14,776,985
Class B	2,075	12,489	5,614	34,110
Class C	20,445	123,531	75,710	460,631
Class I	1,072,997	6,414,857	1,061,895	6,441,363
Class R1	964	5,810	3,118	18,935
Class R2	2,964	17,859	4,679	28,508
Class R3	1,999	12,033	4,631	28,217
Class R4	2,330	14,059	892	5,455
Class R6	2,461,632	14,760,610	2,647,783	16,102,836
Class 529A	384,355	2,312,326	549,502	3,348,333
Class 529B	1,653	10,025	6,618	40,190
Class 529C	16,501	100,299	75,578	460,061
	5,945,273	$35,671,213	6,861,050	$41,745,624
53

Notes to Financial Statements  - continued
	Year ended 4/30/22		Year ended 4/30/21
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(79,336,015)	$(477,914,545)	(59,670,841)	$(363,161,501)
Class B	(259,027)	(1,545,993)	(287,590)	(1,747,641)
Class C	(2,902,597)	(17,434,007)	(5,082,562)	(30,970,993)
Class I	(52,990,618)	(316,050,111)	(28,748,345)	(174,446,328)
Class R1	(111,918)	(669,084)	(24,045)	(146,167)
Class R2	(124,185)	(746,996)	(65,336)	(396,725)
Class R3	(99,637)	(603,145)	(74,151)	(452,194)
Class R4	(98,084)	(591,315)	(7,879)	(48,207)
Class R6	(27,977,440)	(167,143,276)	(16,136,659)	(98,113,713)
Class 529A	(12,281,049)	(73,998,631)	(8,533,240)	(52,038,790)
Class 529B	(812,524)	(4,805,493)	(324,961)	(1,975,725)
Class 529C	(8,709,189)	(51,576,626)	(4,383,307)	(26,747,692)
	(185,702,283)	$(1,113,079,222)	(123,338,916)	$(750,245,676)
Net change
Class A	9,420,180	$55,029,486	48,019,244	$292,717,967
Class B	(73,921)	(434,299)	24,345	147,511
Class C	(963,373)	(5,796,855)	(676,479)	(4,169,858)
Class I	24,166,560	145,530,058	31,049,583	188,727,698
Class R1	(46,252)	(272,016)	(6,060)	(36,899)
Class R2	(43,715)	(265,823)	61,781	378,771
Class R3	(43,531)	(264,261)	(38,126)	(232,488)
Class R4	110,729	682,325	4,478	27,339
Class R6	37,923,853	227,658,640	53,839,311	327,493,049
Class 529A	12,016,454	71,023,950	8,103,446	49,403,951
Class 529B	(596,940)	(3,501,026)	5,500	34,084
Class 529C	(6,206,538)	(36,428,029)	(1,004,560)	(6,164,096)
	75,663,506	$452,962,150	139,382,463	$848,327,029
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 15%, 4%, 2%,and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2030 Fund, was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective May 1, 2006, purchases of the fund's Class B shares were closed to new and existing investors subject to certain exceptions. Effective June 1, 2019, purchases of the fund's Class 529B shares are closed to new and existing investors subject to certain exceptions. On December 29, 2021, the fund announced the termination of the fund's
54

Notes to Financial Statements  - continued
Class 529A, Class 529B, and Class 529C shares effective on or about June 9, 2022. In connection with the termination, all sales of Class 529B and Class 529C shares were suspended effective after the close of business on March 18, 2022, and Class 529B and Class 529C shares were converted into Class 529A shares of the fund effective March 21, 2022. In addition, effective after the close of business on May 13, 2022, all sales and redemptions of Class 529A shares were suspended in anticipation of a complete redemption of Class 529A shares on May 20, 2022. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of Daily Simple SOFR plus 0.10%, the Federal Funds Effective Rate, and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended April 30, 2022, the fund’s commitment fee and interest expense were $10,185 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$106,853,991	$963,487,723	$915,308,857	$—	$—	$155,032,857

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$46,878	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication
55

Notes to Financial Statements  - continued
of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
56

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust IX and the Shareholders of MFS Limited Maturity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Limited Maturity Fund (the “Fund”), including the portfolio of investments, as of April 30, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights.
57

Report of Independent Registered Public Accounting Firm – continued
Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 15, 2022
We have served as the auditor of one or more of the MFS investment companies since 1924.
58

Trustees and Officers — Identification and Background
The Trustees and Officers of the Trust, as of June 1, 2022, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEES
Michael W. Roberge (k) (age 55)	Trustee	January 2021	136	Massachusetts Financial Services Company, Chairman (since January 2021); Chief Executive Officer (since January 2017); Director; Chairman of the Board (since January 2022); President (until December 2018); Chief Investment Officer (until December 2018)	N/A
INDEPENDENT TRUSTEES
John P. Kavanaugh (age 67)	Trustee and Chair of Trustees	January 2009	136	Private investor	N/A
Steven E. Buller (age 70)	Trustee	February 2014	136	Private investor	N/A
John A. Caroselli (age 67)	Trustee	March 2017	136	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)	N/A
Maureen R. Goldfarb (age 67)	Trustee	January 2009	136	Private investor	N/A
Peter D. Jones (age 66)	Trustee	January 2019	136	Private investor	N/A
James W. Kilman, Jr. (age 61)	Trustee	January 2019	136	Burford Capital Limited (finance and investment management), Senior Advisor (since May 3, 2021), Chief Financial Officer (2019 - May 2, 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016)	Alpha-En Corporation, Director (2016-2019)
59

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
Clarence Otis, Jr. (age 66)	Trustee	March 2017	136	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director
Maryanne L. Roepke (age 66)	Trustee	May 2014	136	Private investor	N/A
Laurie J. Thomsen (age 64)	Trustee	March 2005	136	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director

Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
Christopher R. Bohane (k) (age 48)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel
Kino Clark (k) (age 53)	Assistant Treasurer	January 2012	136	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr. (k) (age 55)	Assistant Treasurer	April 2017	136	Massachusetts Financial Services Company, Vice President (since March 2017); Deutsche Bank (financial services), Department Head - Treasurer's Office (until February 2017)
David L. DiLorenzo (k) (age 53)	President	July 2005	136	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin (k) (age 54)	Secretary and Clerk	April 2017	136	Massachusetts Financial Services Company, Executive Vice President and General Counsel (since March 2017); Harris Associates (investment management), General Counsel (until January 2017)
Brian E. Langenfeld (k) (age 49)	Assistant Secretary and Assistant Clerk	June 2006	136	Massachusetts Financial Services Company, Vice President and Senior Counsel
60

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
Rosa E. Licea-Mailloux(k) (age 45)	Chief Compliance Officer	March 2022	136	Massachusetts Financial Services Company, Vice President (since 2018); Director of Corporate Compliance (2018-2021), Senior Director Compliance (2021-2022), Senior Managing Director of North American Compliance & Chief Compliance Officer (since March 2022); Natixis Investment Managers (investment management), Funds Chief Compliance Officer, Deputy General Counsel & Senior Vice President (until 2018)
Amanda S. Mooradian (k) (age 43)	Assistant Secretary and Assistant Clerk	September 2018	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
Susan A. Pereira (k) (age 51)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Vice President and Assistant General Counsel
Kasey L. Phillips (k) (age 51)	Assistant Treasurer	September 2012	136	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe (k) (age 47)	Assistant Secretary and Assistant Clerk	October 2014	136	Massachusetts Financial Services Company, Vice President and Assistant General Counsel
James O. Yost (k) (age 61)	Treasurer	September 1990	136	Massachusetts Financial Services Company, Senior Vice President
(h)	Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Messrs. DiLorenzo and Yost served as Treasurer and Deputy Treasurer of the Funds, respectively.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Each Trustee (other than Messrs. Jones, Kilman and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Mr. Roberge became a Trustee of the Funds on January 1, 2021 and Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed
61

Trustees and Officers - continued
terms. Under the terms of the Board's retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).
Messrs. Buller, Kilman and Otis and Ms. Roepke are members of the Trust’s Audit Committee.
Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	JPMorgan Chase Bank, NA 4 Metrotech Center New York, NY 11245

Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116

Portfolio Manager(s)
Philipp Burgener Alexander Mackey
62

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
63

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2022 income tax forms in January 2023. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
64

rev. 3/16
FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Account transactions and transaction history
• Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 800-225-2606 or go to mfs.com.
65

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?	We collect your personal information, for example, when you
• open an account or provide account information
• direct us to buy securities or direct us to sell your securities
• make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• MFS doesn't jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
66

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Annual Report
April 30, 2022
MFS®  Municipal Limited
Maturity Fund
MTL-ANN

MFS® Municipal Limited
Maturity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and the evolving geopolitical landscape in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve has hiked rates at consecutive meetings for the first time since 2006 and raised rates by more than 0.25% for the first time since 2000. Additional half-point hikes are expected at the Fed’s next two meetings as it seeks to adopt a neutral monetary policy stance before the end of the year. Richly valued growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The number of coronavirus cases outside of Asia remains well below prior peaks, and fewer are seriously ill. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lockdowns in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team, guided by a commitment to long-term fundamental investing, seeks to uncover what we believe are the best, most durable investment ideas in markets around the world. The result — combining collective expertise, long-term discipline, and thoughtful risk management — is what we consider to be a unique global investment platform that enables us to create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
June 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure (i)
Top ten industries (i)
Healthcare Revenue - Hospitals	11.9%
General Obligations - General Purpose	11.1%
General Obligations - Schools	7.8%
Airports	7.1%
Municipal Student Loans	4.8%
Multi-family Housing	4.5%
Utilities - Other	4.5%
Universities - Colleges	4.3%
Special Tax - Transportation	3.8%
Investor Owned Utilities	3.6%
Composition including fixed income credit quality (a)(i)
AAA	5.7%
AA	27.2%
A	38.7%
BBB	18.2%
BB	3.8%
B	0.6%
CCC	0.1%
CC (o)	0.0%
D	0.2%
Not Rated	3.2%
Cash & Cash Equivalents	2.3%
Portfolio facts (i)
Average Duration (d)	3.2
Average Effective Maturity (m)	4.0 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2022.
The portfolio is actively managed and current holdings may be different.

Management Review
Summary of Results
For the twelve months ended April 30, 2022, Class A shares of the MFS Municipal Limited Maturity Fund (fund) provided a total return of -5.24%, at net asset value. This compares with a return of -5.52% for the fund’s benchmark, the Bloomberg 1-9 Year Municipal Bond Index.
Market Environment
Late in the period, just as the Omicron wave of the pandemic appeared to be receding in much of the world, markets experienced a geopolitical shock as Russia launched a full-scale invasion of neighboring Ukraine. Given Europe's heavy reliance on imported oil and gas from Russia, European markets were among the hardest hit. Global energy prices spiked in the wake of the invasion, adding to already multi-decade high levels of inflation, and non-energy commodities rose sharply as well. Both the equity and fixed income markets experienced significant upticks in volatility.
The ripple effects from the Russian invasion further complicated the mission central banks must undertake to rein in surging inflation. Energy shocks have historically resulted in global growth slowdowns, if not pullbacks, so policymakers will find themselves in the difficult position of trying to restrain inflation without tipping economies into recession. Despite the challenging macroeconomic and geopolitical environment, policymakers remain focused on corralling inflation, though investors expect varying degrees of action from the central banks. The US Federal Reserve (the “Fed”) expected to be the most hawkish developed market central bank and the European Central Bank less so, given the growth-deleting effects on Europe's economy stemming from the invasion.
Against an environment of rising labor and raw materials prices, higher interest rates and waning fiscal and monetary stimulus, investor anxiety increased over the potential that corporate profit margins may be past peak for this cycle. That said, tentative signs that some supply chain bottlenecks may be easing, low levels of unemployment across developed markets and loosening of coronavirus restrictions (outside of China) are supportive factors for the macroeconomic backdrop.
The credit health of municipal issuers continued to demonstrate strength, underpinned by above-trend growth in the US economy over the reporting period. Income, sales, and property tax revenues grew during the year, and disbursements from federal fiscal stimulus packages bolstered liquidity. The supply/demand backdrop worked against municipal assets, however, during the final four months of the reporting period. Accelerating rates of inflation and the Fed’s hawkish stance increased interest rate volatility and pushed the US Treasury and tax-exempt curves higher while dragging municipal returns lower. Negative returns and fear of higher rates spurred investor outflows. However, the repricing of municipal assets improved the Municipal/US Treasury ratio, an indicator of the value of municipals relative to Treasuries. At period end, the ratio reflected a more attractive proposition for municipals with 5-, 10-, and 30-year ratios moving from 51%, 60%, and 72% to 85%, 92%, and 102%, respectively. A positive for long-term investors in municipal bonds, AAA tax-exempt yields ended the period at their highest absolute levels since 2009, excluding a brief period at the beginning of the pandemic in March 2020.

Management Review - continued
Factors Affecting Performance
The fund’s asset allocation decisions contributed to performance relative to the Bloomberg 1-9 Year Municipal Bond Index. From a quality perspective, an underweight allocation to “AAA” rated(r) securities, an out-of-benchmark exposure to “BB” rated bonds and an overweight allocation to “BBB” rated bonds benefited the fund’s relative performance. Security selection within both “A” and “AA” rated bonds was another area of relative strength. The fund's shorter-than-benchmark duration(d) stance further supported relative performance, as interest rates generally increased during the reporting period.
Conversely, the fund’s overweight exposure to the industrial revenue sector marginally weighed on relative results.
Respectfully,
Portfolio Manager(s)
Michael Dawson, Jason Kosty, Megan Poplowski, and Geoffrey Schechter
Note to Shareholders: Effective March 1, 2022, Megan Poplowski was added as a Portfolio Manager of the fund.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(r)	Securities rated “BBB”, “Baa”, or higher are considered investment grade; securities rated “BB”, “Ba”, or below are considered non-investment grade. Ratings are assigned to underlying securities utilizing ratings from Moody's, Fitch, and Standard & Poor's and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). For securities that are not rated by any of the rating agencies, the security is considered Not Rated.
The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

Performance Summary THROUGH 4/30/22
The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.
Growth of a Hypothetical $10,000 Investment

Performance Summary  - continued
Total Returns through 4/30/22
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	3/17/92	(5.24)%	1.21%	1.34%	N/A
B	9/07/93	(5.96)%	0.46%	0.59%	N/A
C	7/01/94	(6.16)%	0.36%	0.48%	N/A
I	8/30/10	(5.22)%	1.36%	1.48%	N/A
R6	9/01/17	(5.16)%	N/A	N/A	1.10%
Comparative benchmark(s)

Bloomberg 1-9 Year Municipal Bond Index (f)	(5.52)%	1.11%	1.47%	N/A
Average annual with sales charge

A With Initial Sales Charge (2.50%)	(7.61)%	0.70%	1.09%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(9.70)%	0.07%	0.59%	N/A
C With CDSC (1% for 12 months) (v)	(7.09)%	0.36%	0.48%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
Benchmark Definition(s)
Bloomberg 1-9 Year Municipal Bond Index(a) – a market capitalization-weighted index that measures the performance of the medium-term (1 to 9 years) tax-exempt bond market.
It is not possible to invest directly in an index.
(a)	Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Notes to Performance Summary
Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund's share

Performance Summary  - continued
classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.
Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.
A portion of the fund’s monthly distributions may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2021 through April 30, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/21	Ending Account Value 4/30/22	Expenses Paid During Period (p) 11/01/21-4/30/22
A	Actual	0.60%	$1,000.00	$947.16	$2.90
	Hypothetical (h)	0.60%	$1,000.00	$1,021.82	$3.01
B	Actual	1.35%	$1,000.00	$943.56	$6.51
	Hypothetical (h)	1.35%	$1,000.00	$1,018.10	$6.76
C	Actual	1.45%	$1,000.00	$943.16	$6.99
	Hypothetical (h)	1.45%	$1,000.00	$1,017.60	$7.25
I	Actual	0.45%	$1,000.00	$947.78	$2.17
	Hypothetical (h)	0.45%	$1,000.00	$1,022.56	$2.26
R6	Actual	0.37%	$1,000.00	$946.96	$1.79
	Hypothetical (h)	0.37%	$1,000.00	$1,022.96	$1.86
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
4/30/22
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 96.3%
Alabama - 2.3%
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 3.5%, 11/01/2026	$1,245,000	$ 1,278,999
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 3.5%, 11/01/2027	1,290,000	1,322,678
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 4%, 11/01/2028	1,330,000	1,410,924
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 4%, 11/01/2029	1,385,000	1,472,800
Alabama Public School & College Authority Rev., “B”, 5%, 1/01/2023	14,390,000	14,693,928
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2023	225,000	231,998
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2024	325,000	341,080
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2025	500,000	534,667
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2026	450,000	488,612
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2027	500,000	549,740
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2028	700,000	778,786
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2029	1,500,000	1,687,995
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A”, 4%, 12/01/2048 (Put Date 12/01/2023)	3,750,000	3,795,276
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A-1”, 4%, 10/01/2049 (Put Date 10/01/2026)	2,555,000	2,596,553
Black Belt Energy Gas District, AL, Gas Prepay Rev., “B-1”, FLR, 1.205% (67% of LIBOR - 1mo. + 0.9%), 12/01/2048 (Put Date 12/01/2023)	11,480,000	11,416,471
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2022	385,000	387,794
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2023	450,000	463,717
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2025	850,000	910,049
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2027	1,100,000	1,210,678
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2028	610,000	679,338
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2029	400,000	449,139
Houston County, AL, Health Care Authority (Southeast Alabama Medical Center), “A”, 5%, 10/01/2025	1,165,000	1,246,373
Mobile Country, AL, Board of School Commissioners of Special Tax School Warrants, 5%, 3/01/2031	1,100,000	1,245,970

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Alabama - continued
Mobile Country, AL, Board of School Commissioners of Special Tax School Warrants , 4%, 3/01/2024	$540,000	$ 554,804
Mobile Country, AL, Board of School Commissioners of Special Tax School Warrants , 5%, 3/01/2026	1,325,000	1,429,365
Mobile Country, AL, Board of School Commissioners of Special Tax School Warrants , 5%, 3/01/2028	1,475,000	1,629,633
Mobile County, AL, Board of School Commissioners Special Tax School Warrants, 5%, 3/01/2030	1,415,000	1,590,468
Mobile, AL, Industrial Development Board, Pollution Control Rev. (Alabama Power Co.), 1%, 6/01/2034 (Put Date 6/26/2025)	3,000,000	2,824,911
Montgomery, AL, General Obligation, “A”, 5%, 12/01/2026	525,000	580,403
Montgomery, AL, General Obligation, “B”, 3%, 12/01/2022	1,450,000	1,461,369
Montgomery, AL, General Obligation, “B”, 3%, 12/01/2023	425,000	429,991
Montgomery, AL, General Obligation, “B”, 3%, 12/01/2024	400,000	405,773
Montgomery, AL, General Obligation, “B”, 3%, 12/01/2025	410,000	416,640
Montgomery, AL, General Obligation, “B”, 3%, 12/01/2026	250,000	254,580
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2022	720,000	732,924
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2023	710,000	737,754
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2024	750,000	793,071
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2025	785,000	844,403
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2026	1,030,000	1,123,793
Phenix City, AL, Water & Sewer Rev., “A”, BAM, 5%, 8/15/2025	2,225,000	2,351,847
Southeast Alabama Gas Supply District Rev. (Project No. 2), “A”, 4%, 6/01/2049 (Put Date 6/01/2024)	10,000,000	10,143,803
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2023	125,000	126,657
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2024	100,000	102,467
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2025	150,000	154,174
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2026	180,000	192,278
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2027	100,000	108,104
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2028	200,000	218,388
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2029	200,000	220,528
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2030	425,000	472,420
		$ 79,094,113

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Alaska - 0.6%
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 3%, 12/01/2023	$450,000	$ 455,564
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 3%, 6/01/2024	400,000	404,165
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 4%, 12/01/2024	650,000	673,877
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 4%, 6/01/2025	670,000	697,514
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 4%, 6/01/2026	600,000	630,022
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 12/01/2026	900,000	987,627
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 6/01/2027	130,000	143,754
Alaska Municipal Bond Bank, General Obligation, Series 3, 5%, 10/01/2023	2,305,000	2,388,079
Alaska Municipal Bond Bank, General Obligation, Series 3, 5%, 10/01/2025	2,570,000	2,759,907
North Slope Borough, AK, General Obligation Refunding, “A”, 5%, 6/30/2024	2,000,000	2,107,025
North Slope Borough, AK, General Obligation Refunding, “B”, 5%, 6/30/2024	800,000	842,810
North Slope Borough, AK, General Obligation Refunding, “B”, 5%, 6/30/2025	800,000	860,200
North Slope Borough, AK, General Obligation Refunding, “B”, 5%, 6/30/2026	600,000	657,627
North Slope Borough, AK, General Obligation Refunding, “B”, 5%, 6/30/2027	415,000	462,578
North Slope Borough, AK, General Obligation Refunding, “B”, 5%, 6/30/2028	360,000	406,332
North Slope Borough, AK, General Obligation, “A”, 5%, 6/30/2023	3,000,000	3,097,284
North Slope Borough, AK, General Obligation, “B”, 5%, 6/30/2023	485,000	500,728
Northern Alaska Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, “B1”, 0.5%, 6/01/2031	495,000	490,976
State of Alaska, International Airport System Rev., “C”, 5%, 10/01/2026	1,455,000	1,564,154
		$ 20,130,223

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - 1.3%
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 4%, 7/01/2023	$130,000	$ 132,488
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 5%, 7/01/2024	125,000	131,023
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 5%, 7/01/2025	145,000	154,509
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 5%, 7/01/2027	160,000	174,554
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 5%, 7/01/2028	125,000	137,444
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 5%, 7/01/2029	125,000	138,713
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 5%, 7/01/2030	135,000	150,642
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 5%, 7/01/2031	125,000	140,305
Arizona Industrial Development Authority Education Rev., Taxable (Kipp NYC Public Charter Schools - Gerard Facility Project), “C”, 1.4%, 7/01/2022	175,000	174,474
Arizona Industrial Development Authority Education Rev., Taxable (Kipp NYC Public Charter Schools - Gerard Facility Project), “C”, 1.5%, 7/01/2023	200,000	194,185
Arizona Industrial Development Authority Education Rev., Taxable (Kipp NYC Public Charter Schools - Gerard Facility Project), “C”, 1.8%, 7/01/2024	225,000	211,975
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2024	500,000	522,066
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2025	400,000	425,027
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2028	1,000,000	1,112,757
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2030	300,000	340,921
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 2.7%, 12/01/2037 (Put Date 8/14/2023)	5,150,000	5,149,525
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 6/01/2049 (Put Date 6/03/2024)	7,500,000	7,835,716
Coconino County, AZ, Pollution Control Corp., “A”, 1.875%, 9/01/2032 (Put Date 3/31/2023)	1,395,000	1,390,315
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2024	1,300,000	1,364,321

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	$1,400,000	$ 1,497,069
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	790,000	844,775
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	1,200,000	1,302,474
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	540,000	586,113
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,120,000	1,231,419
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	720,000	791,626
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2028	850,000	944,657
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	1,100,000	1,031,356
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2028	945,000	984,728
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2023	125,000	127,031
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2024	135,000	138,147
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2025	175,000	180,257
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2026	200,000	206,732
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2027	200,000	207,459
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2028	325,000	337,105
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2029	250,000	259,636

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	$455,000	$ 408,760
Peoria, AZ, Vistancia Community Facilities District, BAM, 3%, 7/15/2022	350,000	351,144
Peoria, AZ, Vistancia Community Facilities District, BAM, 4%, 7/15/2023	800,000	817,319
Peoria, AZ, Vistancia Community Facilities District, BAM, 4%, 7/15/2024	575,000	593,445
Peoria, AZ, Vistancia Community Facilities District, BAM, 4%, 7/15/2026	900,000	946,049
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 4%, 7/01/2025 (n)	1,015,000	1,021,457
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 2.95%, 7/01/2026	2,050,000	1,953,020
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2023	150,000	154,156
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2024	400,000	418,744
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2026	250,000	269,108
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2027	600,000	653,364
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2028	150,000	164,193
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), “A”, 4%, 9/01/2029	1,950,000	1,974,114
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2022	210,000	211,142
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2023	215,000	217,986
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2024	225,000	229,471
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2025	275,000	281,067
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “C-2”, 1.125%, 12/01/2026	3,350,000	3,012,155

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 2.2%, 3/01/2028 (Put Date 6/03/2024)	$1,200,000	$ 1,173,619
		$ 45,401,857
Arkansas - 0.4%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-2”, 5%, 9/01/2044 (Put Date 9/01/2027)	$6,545,000	$ 7,177,418
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2024	200,000	201,193
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2025	150,000	150,720
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2026	185,000	185,766
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2027	95,000	95,174
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2028	230,000	227,814
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2022	250,000	252,051
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2024	400,000	419,405
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2026	665,000	720,512
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), “A”, 5%, 8/01/2024	530,000	555,711
Fayetteville, AR, Sales and Use Tax, Capital Improvement Rev., “A”, 5%, 11/01/2025	1,000,000	1,080,025
Fayetteville, AR, Sales and Use Tax, Capital Improvement Rev., “A”, 5%, 11/01/2026	1,900,000	2,085,619
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2022	300,000	305,682
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2023	1,665,000	1,732,980
		$ 15,190,070
California - 7.3%
San Diego County, CA, Regional Transportation Commission Sales Tax Rev., “A”, 5%, 10/01/2022	$6,665,000	$ 6,759,278
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2023	300,000	303,632
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2024	350,000	363,042

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2025	$350,000	$ 368,087
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2026	370,000	393,853
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2027	800,000	859,810
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2028	850,000	920,191
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2029	400,000	435,961
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2031	800,000	873,547
California Infrastructure & Economic Development Bank Refunding Rev. (Los Angeles County Museum of Art Project), “A”, 1.2%, 12/01/2050 (Put Date 6/01/2028)	4,560,000	3,927,471
California Infrastructure & Economic Development Bank Rev. (Brightline West Passenger Rail Project), “A”, 0.85%, 1/01/2050 (n)	16,000,000	15,855,354
California Infrastructure & Economic Development Bank Rev. (Colburn School), 1.75%, 8/01/2055 (Put Date 8/01/2026)	11,375,000	10,845,101
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2025	1,130,000	1,200,205
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2026	1,000,000	1,074,433
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 1.875%, 7/01/2041 (Put Date 10/03/2022)	4,910,000	4,904,163
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1%, 10/01/2045 (Put Date 6/01/2022)	8,665,000	8,659,460
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 2%, 8/01/2023 (Put Date 8/01/2022) (n)(w)	2,720,000	2,720,000
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 2.5%, 11/01/2038 (Put Date 5/01/2024)	1,455,000	1,439,627
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-1”, 3.375%, 7/01/2025	5,000,000	5,018,484
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2022	245,000	247,336
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2023	290,000	296,077
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2024	380,000	390,908

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2025	$400,000	$ 415,034
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-3”, 2.125%, 11/15/2027 (n)	2,565,000	2,431,180
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 8/01/2024	7,000,000	7,388,147
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 8/01/2025	6,000,000	6,449,023
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 2/01/2031	1,155,000	1,329,224
California Public Works Board Lease Rev., “A”, 5%, 2/01/2030	8,000,000	9,138,706
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2024 (n)	325,000	338,171
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2025 (n)	335,000	352,587
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2026 (Prerefunded 8/01/2025) (n)	25,000	26,952
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), ETM, 5%, 8/01/2024 (n)	25,000	26,403
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), ETM, 5%, 8/01/2025 (n)	30,000	32,342
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2022 (n)	1,120,000	1,123,584
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2023 (n)	1,245,000	1,261,658
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027 (n)	1,335,000	1,361,437
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5%, 5/15/2026	1,300,000	1,392,651
California Statewide Communities Development Authority Rev., Taxable (Front Porch Communities and Services), “B”, 0.638%, 4/01/2023	1,260,000	1,238,294
California Statewide Communities Development Authority Rev., Taxable (Front Porch Communities and Services), “B”, 1.028%, 4/01/2024	1,125,000	1,076,700
California Statewide Communities Development Authority Rev., Taxable (Front Porch Communities and Services), “B”, 1.31%, 4/01/2025	1,195,000	1,118,487
Elk Grove, CA, Finance Authority Special Tax Rev., 5%, 9/01/2022	450,000	455,094
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036 (Prerefunded 6/01/2022)	860,000	861,424

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 1.85%, 6/01/2031	$11,690,000	$ 11,571,157
Hastings College of the Law, CA, AGM, 5%, 4/01/2026	305,000	330,188
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, AGM, 5%, 9/01/2022	1,630,000	1,648,884
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, AGM, 5%, 9/01/2023	1,630,000	1,690,227
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, ETM, AGM, 5%, 9/01/2022	235,000	237,691
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, ETM, AGM, 5%, 9/01/2023	235,000	243,589
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2028	1,250,000	1,366,869
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2029	1,410,000	1,551,764
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “B”, 5%, 5/15/2026	1,350,000	1,444,247
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2022	200,000	200,000
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2022	2,550,000	2,550,000
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2023	245,000	251,990
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2023	3,140,000	3,222,374
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2024	1,205,000	1,259,035
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, ETM, 5%, 5/01/2024	95,000	99,790
Sacramento County, CA, Sanitation Districts Financing Authority Rev. (Regional County Sanitation District), 5%, 12/01/2044	5,360,000	5,598,272
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2023	1,100,000	1,137,239
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2026	2,225,000	2,380,667
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2027	2,905,000	3,136,131
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2028	3,250,000	3,539,399
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2029	5,500,000	6,040,734
San Diego County, CA, Regional Transportation Commission Sales Tax Rev., “A”, 3%, 10/01/2022	6,665,000	6,704,895

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
San Diego, CA, Association of Governments Capital Grant Receipts Rev. (Mid-Coast Corridor Transit Project), 1.8%, 11/15/2027	$3,535,000	$ 3,318,015
San Francisco, CA, City & County Airports Commission, International Airport Rev. (SFO Fuel Company LLC), “A”, 5%, 1/01/2027	2,205,000	2,367,850
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., “A”, 5%, 1/15/2030	750,000	822,718
San Mateo County, CA, Sequoia Union High School District General Obligation, 4%, 7/01/2043	8,370,000	8,387,614
San Ramon CA, Public Financing Authority, Capital Appreciation, “A”, AAC, 0%, 2/01/2026	1,690,000	1,492,292
Santa Clara County, CA, Campbell Union High School District General Obligation, “D”, 4.25%, 8/01/2043	2,625,000	2,645,244
Santa Clara County, CA, Fremont Union High School District General Obligation, 4%, 8/01/2044	4,220,000	4,253,812
State of California, Various Purpose General Obligation, 4%, 12/01/2024	4,000,000	4,154,045
State of California, Various Purpose General Obligation, 5%, 4/01/2025	10,000,000	10,708,283
State of California, Various Purpose General Obligation, 5%, 8/01/2026	3,490,000	3,836,989
State of California, Various Purpose General Obligation, 5%, 8/01/2027	5,750,000	6,131,808
State of California, Various Purpose General Obligation, 5%, 12/01/2031	1,830,000	1,982,945
State of California, Various Purpose General Obligation Refunding, 5%, 12/01/2024	5,000,000	5,324,452
State of California, Various Purpose General Obligation Refunding, 5%, 9/01/2029	8,500,000	9,695,687
State of California, Various Purpose General Obligation Refunding, 5%, 4/01/2031	3,500,000	3,949,791
Sweetwater, CA, Union High School District, 5%, 8/01/2031	1,665,000	1,788,122
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2026	1,150,000	1,256,080
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2028	1,000,000	1,122,103
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2029	1,100,000	1,248,888
University of California Regents, Limited Project Rev., “S”, 5%, 5/15/2024	4,000,000	4,210,947
Vernon, CA, Electric System Rev., “A”, 4%, 10/01/2022	1,000,000	1,007,504
Vernon, CA, Electric System Rev., “A”, 5%, 4/01/2026	1,000,000	1,065,370
Vernon, CA, Electric System Rev., “A”, 5%, 10/01/2026	1,670,000	1,790,304
Vernon, CA, Electric System Rev., “A”, 5%, 4/01/2027	1,630,000	1,756,086

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Vernon, CA, Electric System Rev., “A”, 5%, 10/01/2027	$2,500,000	$ 2,706,423
Vernon, CA, Electric System Rev., “A”, 5%, 4/01/2028	2,000,000	2,173,298
		$ 251,074,930
Colorado - 1.2%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2022	$165,000	$ 167,866
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2022	100,000	101,809
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2023	195,000	202,499
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2023	120,000	124,659
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2024	400,000	423,074
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2024	135,000	142,823
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2025	175,000	188,490
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2025	125,000	134,873
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2026	195,000	213,546
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2026	135,000	146,770
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2027	200,000	222,099
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2029	1,040,000	1,085,360
Colorado Educational & Cultural Facilities Authority Rev. (Colorado Springs Charter Academy Project), 5.25%, 7/01/2028	1,515,000	1,518,086
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 3.25%, 7/15/2022	155,000	155,543
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	630,000	642,617
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/2022	545,000	546,031
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 4%, 4/01/2023	35,000	35,536
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2025	205,000	219,250
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2026	255,000	277,086

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2027	$215,000	$ 236,779
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2028	400,000	445,622
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2029	625,000	703,835
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2030	720,000	817,358
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2031	850,000	961,508
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2023	55,000	55,259
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2024	330,000	333,319
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2025	390,000	394,206
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2026	320,000	323,137
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2027	495,000	497,910
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2028	460,000	459,749
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2029	430,000	427,992
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2030	500,000	492,197
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2031	960,000	935,922
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-1”, 5%, 8/01/2026	1,500,000	1,620,853
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-1”, 5%, 8/01/2027	2,000,000	2,179,891
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2026	2,160,000	2,334,029
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2022	1,750,000	1,779,680
Colorado Health Facilities Authority Rev., Improvement Bonds (Valley View Hospital Association Project), 2.8%, 5/15/2042 (Put Date 5/15/2023)	4,410,000	4,428,592
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 3%, 7/15/2023	100,000	100,608
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 1/15/2024	400,000	414,588

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 7/15/2024	$300,000	$ 310,328
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 1/15/2025	325,000	338,140
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 7/15/2025	400,000	418,642
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 3%, 1/15/2026	600,000	589,683
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 7/15/2026	300,000	317,151
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 1/15/2027	500,000	530,668
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 7/15/2027	600,000	639,403
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 1/15/2028	1,075,000	1,147,117
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 7/15/2028	850,000	909,807
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2024	1,500,000	1,559,143
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2025	2,000,000	2,103,212
E-470 Public Highway Authority Rev., CO, “A”, 5%, 9/01/2027	2,000,000	2,208,692
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2023	1,000,000	1,038,458
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2025	500,000	539,430
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2026	1,300,000	1,426,572
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2027	1,270,000	1,389,071
		$ 41,956,568
Connecticut - 1.3%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut State University), “N”, 5%, 11/01/2024	$1,930,000	$ 2,003,468
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2023	2,800,000	2,868,169
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2024	1,840,000	1,920,307
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2022	250,000	251,392
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2023	250,000	257,543

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - continued
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2024	$250,000	$ 262,585
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2025	250,000	266,864
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2026	250,000	270,735
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2027	830,000	910,483
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2028	1,030,000	1,142,868
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2029	745,000	832,272
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2030	400,000	449,384
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2031	825,000	917,689
Connecticut Health & Educational Facilities Authority Rev. (Stamford Hospital), “L-1”, 4%, 7/01/2022	400,000	401,509
Connecticut Health & Educational Facilities Authority Rev. (Stamford Hospital), “L-1”, 4%, 7/01/2023	495,000	503,615
Hamden, CT, General Obligation, BAM, 3%, 8/15/2022	100,000	100,437
Hamden, CT, General Obligation, BAM, 4%, 8/15/2023	300,000	306,725
Hamden, CT, General Obligation, BAM, 4%, 8/15/2025	400,000	418,646
Hamden, CT, General Obligation, BAM, 4%, 8/15/2026	155,000	163,629
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2023	3,000,000	3,121,846
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2024	5,600,000	5,958,537
New Haven, CT, General Obligation, “B”, BAM, 5%, 8/01/2027	3,520,000	3,874,171
New Haven, CT, General Obligation, “A”, AGM, 5%, 8/15/2024	1,280,000	1,349,457
State of Connecticut, “D”, BAM, 4%, 8/15/2030	11,250,000	11,806,355
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 9/01/2023	2,005,000	2,077,208
University of Connecticut, General Obligation, “A”, BAM, 5%, 1/15/2028	1,720,000	1,878,881
West Haven, CT, General Obligation, BAM, 4%, 3/15/2023	250,000	254,152
West Haven, CT, General Obligation, BAM, 4%, 3/15/2025	420,000	436,842
West Haven, CT, General Obligation, BAM, 4%, 3/15/2026	200,000	209,964
West Haven, CT, General Obligation, BAM, 4%, 3/15/2027	200,000	211,415
West Haven, CT, General Obligation, BAM, 4%, 3/15/2028	215,000	228,063
West Haven, CT, General Obligation, BAM, 4%, 3/15/2029	200,000	212,671
West Haven, CT, General Obligation, BAM, 4%, 3/15/2030	125,000	132,990
		$ 46,000,872

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Delaware - 0.2%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4%, 9/01/2024	$215,000	$ 219,522
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 2.8%, 9/01/2026	275,000	263,272
Delaware Economic Development Authority, Gas Facilities Rev. (Delmarva Power and Light Co. Project), “A”, 1.05%, 1/01/2031 (Put Date 7/01/2025)	5,985,000	5,641,376
		$ 6,124,170
District of Columbia - 0.7%
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2026	$1,045,000	$ 1,124,063
District of Columbia, Housing Finance Agency, Collateralized Multi-Family Rev. (Parcel 42 Project) , 1.7%, 9/01/2041 (Put Date 3/01/2025)	9,000,000	8,688,038
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-2”, 0.5%, 3/01/2027 (Put Date 10/01/2024)	2,415,000	2,277,913
District of Columbia, Housing Finance Agency, Multi-Family Development Program, Taxable, “B-3”, 0.9%, 10/01/2024	1,400,000	1,324,938
District of Columbia, Housing Finance Agency, Multi-Family Housing Rev. (Cascade Park Apartments II Project), 0.7%, 8/01/2042 (Put Date 8/01/2024)	3,970,000	3,770,363
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2026	7,000,000	7,525,138
		$ 24,710,453
Florida - 3.5%
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2022	$600,000	$ 611,119
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 3.6%, 5/01/2022	1,040,000	1,040,000
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 3.75%, 5/01/2023	1,080,000	1,096,205
Broward County, FL, Multi-Family Housing Rev. (Solaris Apartments), “B”, FNMA, 0.7%, 1/01/2025 (Put Date 7/01/2024)	4,375,000	4,166,968
Broward County, FL, School Board, COP, “A”, AGM, 5%, 7/01/2028	4,505,000	4,815,942
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	535,000	561,106
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2025	615,000	657,201
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2025	430,000	449,466

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2027	$565,000	$ 599,581
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2029	940,000	989,449
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2031	1,040,000	1,085,718
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2023	700,000	718,028
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2024	1,000,000	1,043,843
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2025	400,000	425,085
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2026	285,000	307,986
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2027	880,000	964,378
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2028	625,000	691,503
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2029	500,000	558,845
Florida Development Finance Corp. Rev. (Brightline Passenger Rail Expansion Project), “A”, 0.3%, 12/01/2056 (Put Date 7/01/2022)	3,000,000	2,992,180
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “B-2”, 1.75%, 6/01/2026 (n)	215,000	200,037
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2027	480,000	513,008
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2028	1,500,000	1,612,221
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2029	1,295,000	1,396,008
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2030	1,990,000	2,132,750
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2025	920,000	978,224
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2026	500,000	540,234
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2027	385,000	421,802
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2028	135,000	149,326
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2029	485,000	540,925

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2030	$765,000	$ 856,391
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2031	745,000	838,557
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Valencia Park Apartments) “A”, 0.25%, 12/01/2023 (Put Date 12/01/2022)	9,000,000	8,857,773
Greater Orlando Aviation Authority Airport Facilities Rev., “A”, 5%, 10/01/2027	1,375,000	1,494,922
Greater Orlando Aviation Authority Airport Facilities Rev., “A”, 5%, 10/01/2028	1,795,000	1,970,109
Greater Orlando Aviation Authority Airport Facilities Rev., “A”, 5%, 10/01/2029	1,350,000	1,494,820
Greater Orlando Aviation Authority Airport Facilities Rev., “A”, 5%, 10/01/2030	1,375,000	1,534,026
Hillsborough County, FL, Wastewater Impact Fee Assessment Rev., 5%, 5/01/2023	2,350,000	2,418,458
Hillsborough County, FL, Wastewater Impact Fee Assessment Rev., 5%, 5/01/2024	2,500,000	2,616,078
Hillsborough County, FL, Wastewater Impact Fee Assessment Rev., 5%, 5/01/2026	2,425,000	2,648,213
Lee County, FL, Airport Refunding Rev., “A”, 5%, 10/01/2023	2,625,000	2,711,832
Lee County, FL, Airport Refunding Rev., “A”, 5%, 10/01/2024	4,250,000	4,450,577
Lee County, FL, Airport Rev., “A”, 5%, 10/01/2025	1,820,000	1,930,075
Lee County, FL, Airport Rev., “A”, 5%, 10/01/2026	5,340,000	5,731,502
Lee County, FL, Airport Rev., “B”, 5%, 10/01/2026	1,660,000	1,781,703
Lee County, FL, Airport Rev., “B”, 5%, 10/01/2027	4,095,000	4,431,012
Lee Memorial Health System, FL, Hospital Rev., “A-2”, 5%, 4/01/2033 (Put Date 4/01/2026)	5,135,000	5,504,046
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2024	400,000	421,718
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2023	2,640,000	2,731,051
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2024	2,500,000	2,629,914
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2029 (Prerefunded 10/01/2022)	17,000,000	17,238,348
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	320,000	325,829
Miami-Dade County, FL, Seaport Rev., “B”, 5%, 10/01/2023	1,500,000	1,551,945
Okeechobee County, FL, Solid Waste Disposal Rev. (Waste Management, Inc./Okeechobee Landfill Project), “A”, 0.55%, 7/01/2039 (Put Date 7/01/2024)	775,000	730,892
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2022	1,810,000	1,823,947

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Orange County, FL, Housing Finance Authority, Multi-Family Housing Rev. (Dunwoodie Place Apartments), “A”, 0.2%, 9/01/2024	$4,700,000	$ 4,534,689
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Baptist Health South Florida Obligated Group), 5%, 8/15/2022	500,000	504,911
Pasco County, FL, School Board Refunding Certificates of Participation, “A”, 5%, 8/01/2025	100,000	106,615
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “B-2”, 1.45%, 1/01/2027	430,000	388,054
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2022	110,000	110,436
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2023	115,000	115,911
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2024	140,000	141,243
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2025	180,000	180,958
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2022	50,000	50,296
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2023	100,000	103,262
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2024	100,000	104,862
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2025	100,000	106,746
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2026	100,000	108,499
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2027	180,000	197,997
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2028	230,000	255,750
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2029	225,000	252,737
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2030	250,000	283,162
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2031	300,000	336,201
Wildwood, FL, Utility Dependent District Utility Rev. (South Sumter Utility Project), BAM, 5%, 10/01/2026	200,000	218,710
Wildwood, FL, Utility Dependent District Utility Rev. (South Sumter Utility Project), BAM, 5%, 10/01/2027	200,000	221,525
		$ 119,305,440

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - 3.2%
Appling County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Hatch Project), “A”, 1.5%, 1/01/2038 (Put Date 2/03/2025)	$2,500,000	$ 2,409,284
Atlanta, GA, Airport General Refunding Rev., “C”, 5%, 7/01/2022	2,025,000	2,035,873
Atlanta, GA, Airport General Refunding Rev., “C”, 5%, 7/01/2023	1,150,000	1,183,091
Atlanta, GA, Airport General Refunding Rev., “C”, 5%, 7/01/2024	845,000	881,190
Atlanta, GA, Airport General Refunding Rev., “C”, 5%, 7/01/2026	730,000	782,250
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “A”, 2.375%, 1/01/2031	1,000,000	878,018
Atlanta, GA, Water & Wastewater Rev., “B”, 5%, 11/01/2025	1,000,000	1,084,206
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2026	115,000	121,076
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2027	100,000	105,926
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2028	100,000	106,496
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2029	130,000	139,096
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 1.55%, 8/01/2043 (Put Date 8/19/2022)	3,000,000	2,993,063
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2026	1,250,000	1,362,389
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2027	1,550,000	1,715,945
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2028	1,665,000	1,867,328
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2029	1,680,000	1,907,911
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2030	1,250,000	1,407,925
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 2.25%, 10/01/2032 (Put Date 5/25/2023)	2,885,000	2,868,291
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 1.5%, 1/01/2040 (Put Date 2/03/2025)	2,030,000	1,956,339
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 1.55%, 12/01/2049 (Put Date 8/19/2022)	4,000,000	3,990,750
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 2.925%, 11/01/2053 (Put Date 3/12/2024)	5,000,000	4,982,816
Carroll County, GA, School District General Obligation, 5%, 4/01/2024	675,000	708,853
Carroll County, GA, School District General Obligation, 5%, 4/01/2025	700,000	751,008

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Carroll County, GA, School District General Obligation, 5%, 4/01/2028	$500,000	$ 564,750
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2023	520,000	533,583
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2024	535,000	560,294
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2025	800,000	852,251
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2026	1,715,000	1,853,321
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2027	500,000	547,702
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2028	500,000	552,632
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2029	580,000	647,496
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2030	440,000	495,255
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2024	590,000	616,653
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2025	610,000	650,213
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2028	1,530,000	1,708,589
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 4%, 8/01/2048 (Put Date 12/01/2023)	8,815,000	8,977,289
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, FLR, 1.055% (67% of LIBOR - 1mo. + 0.75%), 4/01/2048 (Put Date 9/01/2023)	10,000,000	9,944,044
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 4%, 8/01/2049 (Put Date 12/02/2024)	3,610,000	3,699,080
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 3/01/2050 (Put Date 9/01/2026)	16,910,000	17,235,430
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “D”, FLR, 1.135% (67% of LIBOR - 1mo. + 0.83%), 8/01/2048 (Put Date 12/01/2023)	8,420,000	8,377,243
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2027	850,000	926,205
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2028	1,285,000	1,417,837
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2029	1,110,000	1,237,286
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2030	1,170,000	1,314,843

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 5%, 8/01/2023	$1,750,000	$ 1,808,149
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Scherer Project), 2.25%, 7/01/2025	5,500,000	5,357,581
Northwest, GA, Housing Authority Multi-Family Housing Rev. (Dallas Manor Apartment Project), HUD Section 8, 0.25%, 10/01/2024 (Put Date 10/01/2023)	2,000,000	1,926,009
Northwest, GA, Housing Authority Multi-Family Housing Rev. (Spring Grove Apartment Project), HUD Section 8, 0.25%, 10/01/2024 (Put Date 10/01/2023)	2,250,000	2,166,760
		$ 110,209,619
Guam - 0.2%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2028	$400,000	$ 422,344
Guam International Airport Authority Rev. (A.B. Won Pat Airport), “A”, 5%, 10/01/2023	905,000	935,957
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 2.499%, 10/01/2025	620,000	583,325
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 2.899%, 10/01/2027	840,000	769,251
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.099%, 10/01/2028	1,880,000	1,702,821
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.339%, 10/01/2030	615,000	549,552
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.489%, 10/01/2031	450,000	401,706
Guam Port Authority Rev., “B”, 5%, 7/01/2023	500,000	511,665
		$ 5,876,621
Hawaii - 0.1%
City & County of Honolulu, HI, General Obligation, “A”, 5%, 9/01/2027	$2,015,000	$ 2,251,644
Hawaii Harbor System Rev., “A”, 5%, 7/01/2024	250,000	262,585
Hawaii Harbor System Rev., “A”, 5%, 7/01/2025	350,000	374,707
Hawaii Harbor System Rev., “A”, 5%, 7/01/2027	250,000	276,132
Hawaii Harbor System Rev., “A”, 5%, 7/01/2028	1,000,000	1,115,530
Hawaii Harbor System Rev., “A”, 5%, 7/01/2029	500,000	562,665
		$ 4,843,263

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Idaho - 0.2%
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5%, 3/01/2026	$2,000,000	$ 2,165,849
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5%, 3/01/2027	2,100,000	2,309,527
Idaho Housing and Finance Association Multi-Family Housing Rev. (Sunset Landing Apartments Project ), “A”, 0.7%, 7/01/2024	1,840,000	1,764,429
		$ 6,239,805
Illinois - 9.3%
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2025	$1,500,000	$ 1,550,761
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2027	1,500,000	1,578,175
Chicago, IL, “A”, 5%, 1/01/2028	5,000,000	5,324,218
Chicago, IL, “A”, 5%, 1/01/2029	3,000,000	3,207,011
Chicago, IL, “A”, 5%, 1/01/2031	2,000,000	2,125,253
Chicago, IL, Board of Education (School Reform), “A”, NPFG, 5.25%, 12/01/2023	3,875,000	3,965,837
Chicago, IL, Board of Education (School Reform), “A”, NPFG, 5.25%, 12/01/2023	5,735,000	5,869,438
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2022	785,000	774,079
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2023	675,000	643,144
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2028	4,435,000	3,462,800
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2022	1,855,000	1,829,192
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2023	8,170,000	7,784,426
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2026	1,925,000	1,636,911
Chicago, IL, Board of Education, “A”, AAC, 5.5%, 12/01/2024	5,430,000	5,764,385
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2025	2,500,000	2,679,481
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2026	3,000,000	3,259,755
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2027	2,750,000	3,016,674
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2028	2,250,000	2,494,443
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, 5%, 12/01/2027	3,000,000	3,196,724
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, AGM, 5%, 12/01/2027	10,000,000	11,083,193

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2026	$6,640,000	$ 5,861,184
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	4,550,000	4,764,431
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “A”, 5%, 12/01/2027	460,000	512,838
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2022	1,300,000	1,325,381
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2023	2,500,000	2,608,413
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2024	3,240,000	3,433,549
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2025	2,750,000	2,969,794
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2026	1,300,000	1,428,335
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2027	500,000	557,432
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2026	2,385,000	2,072,753
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), NPFG, 5.5%, 6/15/2029	3,110,000	3,374,218
Chicago, IL, Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, “A”, NPFG, 0%, 6/15/2024	7,075,000	6,584,262
Chicago, IL, Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, “A”, NPFG, 0%, 12/15/2026	1,275,000	1,075,250
Chicago, IL, Midway Airport Rev., Second Lien, “A”, 5.5%, 1/01/2030	3,060,000	3,116,280
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2023	820,000	834,480
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2025	5,000,000	5,243,966
Chicago, IL, O'Hare International Airport, Passenger Facility Charge Rev., “B”, 5%, 1/01/2030	580,000	581,289
Chicago, IL, Park District General Obligation, “E”, 4%, 1/01/2023	555,000	562,614
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/2022	4,250,000	4,261,552
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), 5%, 6/01/2023	700,000	720,432
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), 5%, 6/01/2024	1,200,000	1,249,146

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5337 State of Good Repair Formula Funds), 5%, 6/01/2026	$115,000	$ 124,105
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5337 State Of Good Repair Formula Funds), 5%, 6/01/2022	285,000	285,811
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5337 State Of Good Repair Formula Funds), 5%, 6/01/2023	270,000	277,969
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5337 State Of Good Repair Formula Funds), 5%, 6/01/2024	285,000	298,022
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5337 State Of Good Repair Formula Funds), 5%, 6/01/2025	150,000	159,516
Chicago, IL, Transit Authority Refunding Rev., 5%, 6/01/2022	875,000	877,400
Chicago, IL, Transit Authority Refunding Rev., 5%, 6/01/2026	2,600,000	2,791,354
Chicago, IL, Wastewater Transmission Rev., Second Lien, “B”, AGM, 5%, 1/01/2027	2,000,000	2,206,822
Chicago, IL, Water Rev., AGM, 5%, 11/01/2027	4,160,000	4,594,242
Chicago, IL, Water Rev., Second Lien, AGM, 5%, 11/01/2028	1,400,000	1,542,384
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2022	4,000,000	4,065,664
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2023	1,250,000	1,297,006
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2024	1,500,000	1,584,461
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2025	1,000,000	1,073,803
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2027	2,000,000	2,206,824
Cook County, IL, General Obligation Refunding, “C”, AGM, 5%, 11/15/2025	10,000,000	10,167,920
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2029	675,000	768,354
Cook County, IL, School District No. 111, General Obligation, AGM, 4%, 12/01/2029	550,000	578,577
Cook County, IL, School District No. 111, General Obligation, BAM, 5%, 12/01/2029	935,000	1,050,109
Cook County, IL, School District No. 111, General Obligation, BAM, 5%, 12/01/2030	1,040,000	1,164,596
Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2024	1,180,000	1,217,377
Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2025	1,230,000	1,281,028
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2024	215,000	221,843
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2025	450,000	468,773
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2026	550,000	577,255

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2031	$925,000	$ 969,558
East Moline, IL, General Obligation, Taxable, BAM, 0.926%, 1/15/2023	250,000	246,998
East Moline, IL, General Obligation, Taxable, BAM, 1.21%, 1/15/2024	325,000	314,258
Franklin Park, IL, General Obligation Refunding Debt Certificates, “A”, BAM, 3%, 10/01/2022	380,000	382,228
Franklin Park, IL, General Obligation Refunding Debt Certificates, “A”, BAM, 3%, 10/01/2023	260,000	262,416
Franklin Park, IL, General Obligation Refunding Debt Certificates, “A”, BAM, 3%, 10/01/2024	270,000	272,212
Franklin Park, IL, General Obligation Refunding Debt Certificates, “A”, BAM, 3%, 10/01/2025	275,000	277,610
Illinois Community College District No. 518 (Carl Sandburg Community College), BAM, 4%, 12/30/2025	750,000	786,749
Illinois Community College District No. 518 (Carl Sandburg Community College), BAM, 4%, 12/30/2026	600,000	635,604
Illinois Community College District No. 518 (Carl Sandburg Community College), BAM, 4%, 12/30/2027	325,000	345,445
Illinois Community College District No. 518 (Carl Sandburg Community College), BAM, 4%, 12/30/2028	250,000	266,508
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-1”, 4%, 11/01/2030	2,325,000	2,380,863
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-2”, 4%, 11/01/2030	2,330,000	2,385,881
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2023	400,000	408,341
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2024	350,000	365,167
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2025	825,000	878,308
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4%, 5/15/2023	190,000	191,898
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, ETM, 4%, 5/15/2023	25,000	25,456
Illinois Finance Authority Rev. (Northshore University Health System), “A”, 5%, 8/15/2023	1,000,000	1,036,416
Illinois Finance Authority Rev. (OSF Healthcare System), “B-1”, 5%, 5/15/2050 (Put Date 11/15/2024)	4,000,000	4,180,073
Illinois Finance Authority Rev. (OSF Healthcare System), “B-2”, 5%, 5/15/2050 (Put Date 11/15/2026)	4,500,000	4,863,771
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2023	3,900,000	3,986,207

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2025	$750,000	$ 799,019
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2026	750,000	812,193
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2023	1,400,000	1,454,627
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2025	2,995,000	3,232,551
Illinois Finance Authority Rev., Taxable (Christian Horizons Obligated Group), “B”, 3.25%, 5/15/2027	1,280,000	1,226,337
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2027	250,000	277,171
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2028	195,000	218,810
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2029	250,000	283,838
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2030	250,000	282,704
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2031	235,000	265,058
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2024	1,350,000	1,414,762
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	750,000	800,357
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	225,000	239,475
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	1,300,000	1,406,231
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	240,000	258,830
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,250,000	1,364,328

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	$850,000	$ 927,743
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2028	750,000	827,309
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2029	600,000	667,441
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	430,000	392,558
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2024	500,000	525,266
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2026	500,000	542,011
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2027	500,000	549,075
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2028	500,000	555,181
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2030	500,000	564,457
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2031	500,000	562,846
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2032	425,000	477,432
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2033	500,000	560,623
Illinois Finance Authority, Water Facilities Refunding Rev. (American Water Capital Corp. Project), 0.7%, 5/01/2040 (Put Date 9/01/2023)	950,000	926,831
Illinois Railsplitter Tobacco Settlement Authority Rev., 5%, 6/01/2023	2,500,000	2,564,603
Illinois Regional Transportation Authority, General Obligation Refunding Rev., “A”, NPFG, 6%, 7/01/2029	340,000	391,774
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2025	3,250,000	3,428,179

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	$3,300,000	$ 3,528,642
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	2,500,000	2,709,383
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	7,500,000	8,304,135
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	7,500,000	8,379,184
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	2,405,000	2,713,348
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	965,000	1,002,148
Kane County, IL, School District No. 131 Rev., “A”, AGM, 5%, 12/01/2025	340,000	365,609
Kane County, IL, School District No. 131 Rev., “A”, AGM, 5%, 12/01/2026	665,000	726,750
Kane County, IL, School District No. 131 Rev., “B”, AGM, 5%, 12/01/2025	700,000	752,724
Kane County, IL, School District No. 131 Rev., “B”, AGM, 5%, 12/01/2026	410,000	448,071
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2023	200,000	202,784
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2025	545,000	565,411
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2027	300,000	317,810
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2028	300,000	314,717
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2031	1,800,000	1,870,743
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 3.375%, 12/01/2027	100,000	98,904
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2028	450,000	486,286
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2029	465,000	502,496
Madison, Macoupin, Etc. Counties, IL, Community College District No. 536, BAM, 5%, 11/01/2027	1,485,000	1,554,681
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2025	80,000	82,040
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2027	165,000	170,687
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2028	170,000	175,826
Northern Illinois Municipal Power Agency Project, Refunding Rev. (Prairie State Project), “A”, 4%, 12/01/2033	105,000	108,626

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2023	$120,000	$ 123,069
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2024	525,000	547,817
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2025	425,000	449,818
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2026	690,000	740,883
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2027	525,000	571,574
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2028	640,000	704,459
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2030	1,000,000	1,122,606
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2032	1,325,000	1,479,518
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 5%, 10/01/2025	325,000	346,828
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 5%, 10/01/2026	250,000	270,360
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 4%, 12/01/2025	700,000	729,041
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 4%, 12/01/2026	1,000,000	1,050,200
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 4%, 12/01/2027	1,270,000	1,341,896
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 5%, 12/01/2028	1,200,000	1,335,214
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 5%, 12/01/2029	4,430,000	4,914,673
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2022	500,000	506,055
Sangamon County, IL, Springfield School District No. 186, “C”, AGM, 4%, 6/01/2022	705,000	706,445
Sangamon County, IL, Springfield School District No. 186, “C”, AGM, 4%, 6/01/2023	1,000,000	1,018,603
Sangamon County, IL, Springfield School District No. 186, “C”, AGM, 4%, 6/01/2024	785,000	804,158
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2023	650,000	661,856
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2025	1,200,000	1,243,269
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2027	1,700,000	1,784,107

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2025	$1,000,000	$ 1,066,108
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2026	3,000,000	3,254,078
State of Illinois, General Obligation, 5%, 2/01/2025	6,190,000	6,503,521
State of Illinois, General Obligation, AGM, 5%, 2/01/2027	910,000	954,141
State of Illinois, General Obligation, AGM, 4%, 2/01/2030	380,000	387,057
State of Illinois, General Obligation, NPFG, 6%, 11/01/2026	3,630,000	4,032,868
State of Illinois, General Obligation, “A”, 5%, 3/01/2023	2,750,000	2,807,690
State of Illinois, General Obligation, “A”, 5%, 11/01/2027	5,365,000	5,789,116
State of Illinois, General Obligation, “A” , 4%, 1/01/2025	1,775,000	1,777,989
State of Illinois, General Obligation, “B”, 5%, 3/01/2023	3,500,000	3,573,424
State of Illinois, General Obligation, “C”, 5%, 6/15/2022	2,105,000	2,112,155
State of Illinois, General Obligation, “C”, 4%, 3/01/2023	7,000,000	7,089,868
State of Illinois, General Obligation, “C”, 4%, 3/01/2024	365,000	372,457
State of Illinois, General Obligation, “A”, 5%, 12/01/2024	220,000	230,608
State of Illinois, General Obligation,“C”, 5%, 6/15/2023	2,000,000	2,049,216
State of Illinois, Sales Tax Rev., BAM, 5%, 6/15/2025	240,000	246,147
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2025	380,000	403,160
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2026	915,000	983,267
		$ 320,992,625
Indiana - 2.6%
Ball State University Board of Trustees (Student Fee), “R”, 5%, 7/01/2024	$1,000,000	$ 1,054,446
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 7/15/2023	200,000	204,210
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 1/15/2024	360,000	369,734
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 7/15/2024	640,000	660,391
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 1/15/2025	655,000	679,303
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 7/15/2025	570,000	594,377
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 1/15/2026	890,000	931,457
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 7/15/2026	855,000	898,746
Elkhart County, IN, Middlebury Community Schools, 3%, 7/15/2022	1,000,000	1,003,510

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Evansville, IN, Redevelopment Authority Lease Rental Rev. (Arena Project), BAM, 5%, 2/01/2025	$1,000,000	$ 1,062,568
Indiana Economic Development Finance Authority Rev. (Republic Services, Inc. Project), “A”, 1.05%, 5/01/2034 (Put Date 6/01/2022)	13,000,000	12,991,992
Indiana Finance Authority Environmental Facilities Refunding Rev. (Indianapolis Power & Light Co.), “B”, 0.95%, 12/01/2038 (Put Date 4/01/2026)	1,655,000	1,435,411
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.21%, 11/15/2028	115,000	104,214
Indiana Finance Authority Rev., Taxable (BHI Senior Living), “B”, 1.67%, 11/15/2022	300,000	297,822
Indiana Finance Authority Rev., Taxable (BHI Senior Living), “B”, 1.72%, 11/15/2023	300,000	290,179
Indiana Finance Authority Rev., Taxable (BHI Senior Living), “B”, 1.99%, 11/15/2024	350,000	330,900
Indiana Finance Authority Rev., Taxable (BHI Senior Living), “B”, 2.52%, 11/15/2026	515,000	473,481
Indiana Finance Authority, Educational Facilities Rev. (Butler University Project), 4%, 2/01/2026	425,000	439,467
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2022	200,000	202,339
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2023	200,000	206,053
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2026	270,000	288,077
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2027	740,000	813,020
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2028	775,000	860,865
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2029	1,140,000	1,270,904
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2030	985,000	1,094,624
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 2.1%, 11/01/2049 (Put Date 11/01/2026)	2,700,000	2,606,453
Indiana Finance Authority, Water Utility Rev. (Citizens Energy Group Project), “B”, 2.95%, 10/01/2022	5,000,000	5,014,374
Indianapolis, IN, Local Public Improvement (Indianapolis Airport Authority Project), “I”, 5%, 1/01/2023	1,000,000	1,017,260
Indianapolis, IN, Local Public Improvement (Indianapolis Airport Authority Project), “I”, 5%, 1/01/2028	1,000,000	1,043,184
Indianapolis, IN, Local Public Improvement, “A”, 5%, 6/01/2022	1,150,000	1,153,163
Indianapolis, IN, Local Public Improvement, “A”, 5%, 6/01/2023	1,400,000	1,439,502

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Indianapolis, IN, Local Public Improvement, “A”, 5%, 6/01/2024	$1,800,000	$ 1,881,131
Indianapolis, IN, Local Public Improvement, “A”, 5%, 6/01/2025	3,415,000	3,629,563
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2028	1,100,000	1,234,564
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2029	1,000,000	1,139,177
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2030	1,300,000	1,474,479
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2031	1,500,000	1,695,233
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2022	125,000	125,657
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2023	225,000	228,322
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2023	335,000	342,052
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2024	680,000	697,814
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2024	690,000	711,684
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2025	355,000	367,983
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2025	360,000	375,058
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2026	365,000	380,822
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2026	375,000	392,818
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2027	390,000	410,312
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2028	395,000	416,105
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2028	405,000	427,794
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2029	350,000	370,566
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2029	425,000	450,881
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2030	430,000	456,947
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2030	435,000	463,596

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2025	$1,500,000	$ 1,606,572
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2026	1,500,000	1,621,274
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2026	1,210,000	1,319,136
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2027	1,515,000	1,664,995
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2027	1,000,000	1,107,640
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2028	1,000,000	1,116,609
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2028	1,435,000	1,602,776
Mount Vernon, IN, Environmental Improvement Rev. (Southern Indiana Gas and Electric Co. Project), 0.875%, 9/01/2055 (Put Date 9/01/2023)	2,045,000	1,995,592
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 5.875%, 1/01/2024	600,000	615,429
Warrick County, IN, Environmental Improvement Rev. (Southern Indiana Gas And Electric Co.), 0.875%, 9/01/2055 (Put Date 9/01/2023)	1,290,000	1,258,833
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 5%, 11/01/2047	7,500,000	7,868,977
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), “A”, 5%, 12/01/2044 (Put Date 6/05/2026)	6,590,000	7,020,247
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), “A”, 5%, 3/01/2046 (Put Date 3/01/2023)	3,000,000	3,055,004
		$ 90,357,668
Iowa - 0.3%
Iowa Finance Authority, Solid Waster Facility Rev. (Gevo NW Iowa RNG, LLC Project), 1.5%, 1/01/2042 (Put Date 4/01/2024)	$5,500,000	$ 5,424,098
Iowa Higher Education Loan Authority Rev. (Private Education Working Capital Loan Program), “A”, 2%, 5/19/2022	1,250,000	1,249,388
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2022	1,375,000	1,399,920
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2024	1,000,000	1,053,849
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2025	1,425,000	1,522,298
Iowa Tobacco Settlement Authority Asset-Backed, “B-1”, 0.375%, 6/01/2030	855,000	853,773
		$ 11,503,326

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - 0.5%
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2022 (n)	$1,200,000	$ 1,201,423
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2024 (n)	1,300,000	1,317,031
Lyon County, KS, Unified School District No. 253, 4%, 9/01/2028	460,000	490,820
Lyon County, KS, Unified School District No. 253, 4%, 9/01/2029	450,000	478,308
Lyon County, KS, Unified School District No. 253, 4%, 9/01/2030	325,000	343,955
Lyon County, KS, Unified School District No. 253, 4%, 9/01/2031	350,000	369,170
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2025	85,000	85,955
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2026	320,000	323,112
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2027	330,000	331,196
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2028	300,000	299,031
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “B-2”, 2.375%, 6/01/2027	430,000	407,283
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2026	1,770,000	1,775,137
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2027	1,865,000	1,863,561
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2028	1,960,000	1,946,811
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2029	2,060,000	2,037,523
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2030	2,165,000	2,141,918
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2031	2,270,000	2,247,894
		$ 17,660,128
Kentucky - 2.3%
Bowling Green, KY, Water and Sewer Rev., AGM, 5%, 6/01/2028	$1,845,000	$ 2,018,561
Bowling Green, KY, Water and Sewer Rev., AGM, 4%, 6/01/2030	2,180,000	2,282,206
Carroll County, KY, Environmental Facilities Rev. (Utilities Company Project), “A”, 3.375%, 2/01/2026	10,000,000	10,091,012
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 4%, 7/01/2022	375,000	376,641
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2023	350,000	361,499
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2024	225,000	235,407

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2025	$270,000	$ 287,285
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2026	225,000	243,019
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 3.7%, 1/01/2032 (n)	2,895,000	2,828,122
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2025	1,750,000	1,860,484
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2026	2,000,000	2,157,546
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2027	2,625,000	2,867,586
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2022	300,000	300,852
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2023	350,000	359,686
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2024	700,000	729,676
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2025	1,350,000	1,426,649
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2026	2,000,000	2,129,026
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2027	3,000,000	3,214,443
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2028	1,150,000	1,231,875
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2029	700,000	752,401
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, “A-1”, 5%, 6/01/2024	500,000	522,949
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, “A-1”, 5%, 6/01/2025	750,000	797,350
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, “A-1”, 5%, 6/01/2026	950,000	1,024,455
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, “A-1”, 5%, 6/01/2027	1,000,000	1,090,446
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, “A-1”, 5%, 6/01/2029	1,250,000	1,381,131
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2024	95,000	100,301
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2025	160,000	172,028

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2027	$285,000	$ 316,013
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2028	180,000	202,080
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2029	150,000	170,352
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2031	360,000	417,168
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2026	1,190,000	1,190,825
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2027	1,105,000	1,103,719
Owen County, KY, Water Facilities Refunding Rev. (Kentucky-American Water Co. Project), 0.7%, 6/01/2040 (Put Date 9/01/2023)	850,000	829,270
Public Energy Authority of Kentucky, Gas Supply Rev., “A-1”, 4%, 8/01/2052 (Put Date 8/01/2030)	7,130,000	7,260,088
Public Energy Authority of Kentucky, Gas Supply Rev., “B”, 4%, 1/01/2049 (Put Date 1/01/2025)	11,785,000	12,024,073
Public Energy Authority of Kentucky, Gas Supply Rev., “C-1”, 4%, 12/01/2049 (Put Date 6/01/2025)	15,000,000	15,213,483
University of Kentucky, General Receipts, “A”, 4%, 10/01/2029	1,000,000	1,040,472
		$ 80,610,179
Louisiana - 2.2%
East Baton Rouge, LA, Sewerage Commission Multi-Modal Rev., “A”, 5%, 2/01/2023	$300,000	$ 307,190
East Baton Rouge, LA, Sewerage Commission Multi-Modal Rev., “A”, 5%, 2/01/2024	325,000	340,197
East Baton Rouge, LA, Sewerage Commission Multi-Modal Rev., “A”, 5%, 2/01/2025	475,000	507,324
East Baton Rouge, LA, Sewerage Commission Multi-Modal Rev., “A”, 5%, 2/01/2026	100,000	108,766
East Baton Rouge, LA, Sewerage Commission Rev., “A”, 5%, 2/01/2029	1,650,000	1,875,286
East Baton Rouge, LA, Sewerage Commission Rev., “A”, 5%, 2/01/2030	800,000	919,848
East Baton Rouge, LA, Sewerage Commission Rev., “A”, 5%, 2/01/2031	1,000,000	1,146,674
Louisiana Gas and Fuels Tax Rev., 0.6%, 5/01/2043 (Put Date 5/01/2023)	2,545,000	2,517,112

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (American Biocarbon, CT, LLC Project), 0.25%, 12/01/2046 (Put Date 6/01/2022)	$15,000,000	$ 14,977,728
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 0.426%, 10/01/2022	200,000	199,063
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 0.576%, 10/01/2023	250,000	242,456
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 0.682%, 10/01/2024	500,000	471,584
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 0.965%, 10/01/2025	750,000	691,916
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.165%, 10/01/2026	330,000	298,087
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.406%, 10/01/2027	460,000	409,210
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.656%, 10/01/2028	1,285,000	1,130,543
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2027 (Put Date 12/01/2023)	2,705,000	2,669,724
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2033 (Put Date 12/01/2023)	2,200,000	2,171,310
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2034 (Put Date 12/01/2023)	1,690,000	1,667,961
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2025	300,000	316,651
Louisiana Public Facilities Authority Rev. (Ochsner Clinic Foundation Project), “B”, 5%, 5/15/2050 (Put Date 5/15/2025)	4,600,000	4,892,215
Louisiana Public Facilities Authority Rev. (Tulane University Project), “A”, 5%, 4/01/2025	915,000	979,009
Louisiana Public Facilities Authority Rev. (Tulane University Project), “A”, 5%, 4/01/2028	1,000,000	1,101,852
Louisiana Public Facilities Authority Rev. (Tulane University Project), “A”, 5%, 4/01/2029	750,000	835,306
Louisiana Stadium & Exposition District Rev., 4%, 7/03/2023	3,225,000	3,263,863
Louisiana Stadium & Exposition District Rev., 5%, 7/03/2023	3,650,000	3,706,671

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Tobacco Settlement Authority Rev., “2013-A”, 5%, 5/15/2023	$2,160,000	$ 2,218,683
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 4%, 1/01/2026	4,105,000	4,200,974
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., “A”, AGM, 5%, 1/01/2030	1,935,000	2,218,465
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., “A”, AGM, 5%, 1/01/2032	4,060,000	4,693,657
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2023	1,480,000	1,525,606
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2024	350,000	366,644
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2026	735,000	788,362
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2027	945,000	1,012,449
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2029 (Prerefunded 6/01/2025)	1,890,000	2,028,959
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 5%, 12/01/2027	670,000	747,693
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	8,335,000	8,347,928
		$ 75,896,966
Maine - 0.2%
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2022	$135,000	$ 137,447
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2023	175,000	181,647
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2024	310,000	326,614
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2025	330,000	352,764
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2026	360,000	389,567
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 5%, 7/01/2026	400,000	434,158
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 5%, 7/01/2027	600,000	660,898
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 5%, 7/01/2028	1,000,000	1,114,934
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 5%, 7/01/2029	750,000	846,056
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 5%, 7/01/2030	800,000	911,677
Maine Municipal Bond Bank, “B”, 5%, 11/01/2024	1,000,000	1,063,274
Maine Municipal Bond Bank, “B”, 5%, 11/01/2025	1,000,000	1,084,555
		$ 7,503,591

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - 0.8%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2024	$850,000	$ 847,905
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2030	1,000,000	993,055
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 3%, 7/01/2024	685,000	681,575
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4%, 2/15/2028 (n)	350,000	348,747
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “D”, 4%, 9/01/2036	865,000	875,535
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2026	160,000	175,553
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2027	245,000	272,484
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2028	195,000	219,177
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2024	1,350,000	1,391,227
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2025	1,600,000	1,665,704
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2026	650,000	683,809
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2023	800,000	816,363
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2024	540,000	562,950
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2025	475,000	496,196
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2026	495,000	523,479
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2027	430,000	459,455
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2028	300,000	323,393
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2029	290,000	315,061
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2030	285,000	311,758
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health Issue), 5%, 8/15/2025	3,490,000	3,722,659

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “B-2”, 5%, 7/01/2045 (Put Date 7/01/2027)	$2,445,000	$ 2,672,005
Prince George's County, MD, Public Improvement, “A”, 5%, 9/15/2024	7,000,000	7,430,499
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 10/01/2022	1,000,000	1,014,603
		$ 26,803,192
Massachusetts - 1.8%
Massachusetts Development Finance Agency Multi-Family Housing Rev. (Salem Heights II Preservation Associates LP), “B”, 0.25%, 7/01/2024 (Put Date 7/01/2023)	$4,500,000	$ 4,366,396
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2026	475,000	506,134
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2027	600,000	645,967
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2028	520,000	560,903
Massachusetts Development Finance Agency Rev. (Brandeis University), “S-1”, 5%, 10/01/2027	2,000,000	2,216,310
Massachusetts Development Finance Agency Rev. (Brandeis University), “S-1”, 5%, 10/01/2028	2,340,000	2,621,361
Massachusetts Development Finance Agency Rev. (Caregroup, Inc.), “I”, 5%, 7/01/2027	2,435,000	2,633,980
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2022	210,000	210,285
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2023	215,000	216,717
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2024	225,000	227,314
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2025	230,000	232,442
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2026	145,000	146,156
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2027	255,000	255,697
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2028	330,000	328,916
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2022	2,240,000	2,253,206
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2023	1,375,000	1,419,694

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	$160,000	$ 163,616
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2025	1,500,000	1,580,689
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2026	1,750,000	1,864,702
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2027	2,000,000	2,153,225
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2024	1,000,000	1,048,832
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2025	1,150,000	1,221,832
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2026	1,500,000	1,618,908
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2027	1,000,000	1,093,961
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2028	780,000	862,702
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2029	850,000	936,878
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2022	275,000	278,798
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2023	325,000	336,668
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2024	365,000	383,706
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2025	350,000	374,094
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2026	350,000	379,709
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2027	500,000	549,075
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2029	1,275,000	1,426,861
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2031	1,150,000	1,287,367
Massachusetts Development Finance Agency Rev. (Williams College), “N”, 0.45%, 7/01/2041 (Put Date 7/01/2025)	3,455,000	3,134,274
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2023	250,000	257,776
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2024	600,000	624,929

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2025	$850,000	$ 898,085
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2026	1,000,000	1,071,575
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2027	1,500,000	1,626,754
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	460,000	422,087
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 5%, 1/01/2025	3,450,000	3,612,033
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	3,020,000	2,833,238
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 3.625%, 7/01/2032	1,180,000	1,159,429
Massachusetts School Building Authority, Sales Tax Rev., “A”, 5%, 8/15/2022	7,935,000	8,017,513
Massachusetts School Building Authority, Sales Tax Rev., “A”, ETM, 5%, 8/15/2022	470,000	474,822
		$ 60,535,616
Michigan - 2.9%
Detroit, MI, Downtown Development Authority Subordinate Tax Rev. (General Development Area No. 1 Project), “B”, AGM, 5%, 7/01/2023	$1,250,000	$ 1,287,423
Detroit, MI, Downtown Development Authority Subordinate Tax Rev. (General Development Area No. 1 Project), “B”, AGM, 5%, 7/01/2025	1,000,000	1,048,617
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), “A”, AGM, 5%, 7/01/2029	1,000,000	1,045,396
Detroit, MI, General Obligation, Taxable, “B”, 2.017%, 4/01/2023	350,000	345,567
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2022	1,030,000	1,030,000
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2023	1,045,000	1,052,396
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2024	1,075,000	1,085,895
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2025	675,000	683,725
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2027	1,095,000	1,120,773
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2028	1,125,000	1,141,875
Grand Traverse, MI, Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 4%, 7/01/2022	500,000	502,205
Grand Traverse, MI, Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5%, 7/01/2023	425,000	439,063
Grand Traverse, MI, Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5%, 7/01/2024	650,000	680,344
Grand Traverse, MI, Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5%, 7/01/2025	950,000	1,011,411

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2026	$225,000	$ 241,478
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2027	350,000	381,378
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2028	250,000	275,844
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2029	555,000	619,351
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2030	440,000	495,108
Lake Superior State University Board of Trustees General Refunding Rev., AGM, 4%, 11/15/2022	610,000	617,347
Lake Superior State University Board of Trustees General Refunding Rev., AGM, 4%, 11/15/2024	550,000	567,177
Lake Superior State University Board of Trustees General Refunding Rev., AGM, 4%, 11/15/2026	790,000	824,247
Lake Superior State University Board of Trustees General Refunding Rev., AGM, 4%, 11/15/2029	815,000	852,228
Lake Superior State University Board of Trustees General Refunding Rev., AGM, 4%, 11/15/2031	810,000	845,842
Lincoln, MI, Consolidated School District, Counties of Washtenaw & Wayne Refunding (General Obligation - Unlimited Tax), Taxable, 0.33%, 5/01/2023	835,000	817,977
Lincoln, MI, Consolidated School District, Counties of Washtenaw & Wayne Refunding (General Obligation - Unlimited Tax), Taxable, 0.55%, 5/01/2024	2,340,000	2,224,856
Lincoln, MI, Consolidated School District, Counties of Washtenaw & Wayne Refunding (General Obligation - Unlimited Tax), Taxable, 0.83%, 5/01/2025	1,000,000	929,770
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	540,000	542,635
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	675,000	679,202
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-1”, 1.2%, 10/15/2030 (Put Date 4/13/2028)	1,470,000	1,306,567
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-2”, 1.2%, 10/15/2038 (Put Date 4/13/2028)	1,850,000	1,644,319
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2044 (Put Date 2/01/2025)	10,000,000	10,601,122
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), “B”, 5%, 12/01/2043 (Put Date 12/01/2028)	11,440,000	12,721,512

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2026	$1,000,000	$ 1,074,998
Michigan Finance Authority Tobacco Settlement (2007 Sold Tobacco Receipts), “A”, 5%, 6/01/2027	2,700,000	2,902,033
Michigan Finance Authority Tobacco Settlement (2007 Sold Tobacco Receipts), “A”, 1.25%, 6/01/2030	285,000	262,554
Michigan Finance Authority Tobacco Settlement (2007 Sold Tobacco Receipts), “A”, 5%, 6/01/2030	2,000,000	2,193,429
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	2,548,178	2,438,736
Michigan Housing Development Authority, Rental Housing Rev., “A”, 0.55%, 4/01/2025	2,640,000	2,489,700
Michigan Housing Development Authority, Single Family Mortgage Rev., “C”, 2.05%, 12/01/2022	1,000,000	998,682
Michigan Strategic Fund Ltd. Obligation Rev. (Consumers Energy Company Project), 0.875%, 4/01/2035 (Put Date 10/08/2026)	6,680,000	6,028,938
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2027	2,000,000	2,121,108
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2028	3,000,000	3,184,744
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2028	3,000,000	3,193,265
Michigan Strategic Fund Ltd. Variable Rate Limited Obligation Rev. (Graphic Packaging International LLC Coated Recycled Board Machine Project), 4%, 10/01/2061 (Put Date 10/01/2026)	965,000	985,332
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “D”, 5%, 9/01/2031	5,160,000	5,367,688
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2027	1,000,000	1,100,488
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2028	1,125,000	1,251,620
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2029	1,000,000	1,123,961
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2030	500,000	567,479
Wayne and Monroe Counties, MI, South Huron Valley Utility Authority, Sewage Disposal System Improvement Rev. , BAM, 5%, 5/01/2027	810,000	893,083
Wayne and Monroe Counties, MI, South Huron Valley Utility Authority, Sewage Disposal System Improvement Rev. , BAM, 5%, 5/01/2028	1,170,000	1,306,549

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Wayne and Monroe Counties, MI, South Huron Valley Utility Authority, Sewage Disposal System Improvement Rev. , BAM, 5%, 5/01/2029	$1,235,000	$ 1,392,346
Wayne and Monroe Counties, MI, South Huron Valley Utility Authority, Sewage Disposal System Improvement Rev. , BAM, 5%, 5/01/2030	735,000	837,369
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2024	250,000	264,742
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2025	350,000	376,485
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2026	1,745,000	1,879,813
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2027	2,775,000	3,007,105
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2028	2,595,000	2,836,614
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “G”, 5%, 12/01/2023	400,000	415,699
		$ 100,157,210
Minnesota - 0.5%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2023	$415,000	$ 413,488
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2025	400,000	392,526
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2026	235,000	228,172
Duluth, MN, Independent School District No. 709, “A”, COP, 3%, 3/01/2023	630,000	626,621
Duluth, MN, Independent School District No. 709, “A”, COP, 3.25%, 3/01/2024	650,000	644,175
Duluth, MN, Independent School District No. 709, “A”, COP, 3.25%, 3/01/2025	675,000	662,804
Duluth, MN, Independent School District No. 709, “A”, COP, 4%, 3/01/2027	730,000	725,535
Duluth, MN, Independent School District No. 709, “A”, COP, 4%, 3/01/2028	765,000	754,794
Duluth, MN, Independent School District No. 709, “A”, COP, STAPRP, 5%, 2/01/2025	135,000	143,520
Duluth, MN, Independent School District No. 709, “B”, COP, STAPRP, 5%, 2/01/2026	430,000	465,771
Duluth, MN, Independent School District No. 709, “B”, COP, STAPRP, 5%, 2/01/2028	125,000	138,745

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - continued
Duluth, MN, Independent School District No. 709, “A”, COP, 5%, 2/01/2025	$500,000	$ 531,557
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Senior Airport Rev., “C”, 5%, 1/01/2025	250,000	264,365
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Senior Airport Rev., “C”, 5%, 1/01/2026	200,000	215,225
Minnesota Housing Finance Agency, Rental Housing, “B”, HUD Section 8, 0.3%, 2/01/2023	3,500,000	3,458,232
Minnesota Housing Finance Agency, Rental Housing, “C”, HUD Section 8, 0.3%, 2/01/2024	3,170,000	3,043,838
Minnesota Housing Finance Agency, Residential Housing, “C”, GNMA, 0.25%, 7/01/2022	100,000	99,810
Minnesota Housing Finance Agency, Residential Housing, “C”, GNMA, 0.45%, 7/01/2023	235,000	229,604
Minnesota Housing Finance Agency, Residential Housing, “C”, GNMA, 0.6%, 1/01/2024	400,000	386,609
Minnesota Housing Finance Agency, Residential Housing, “C”, GNMA, 0.7%, 7/01/2024	385,000	367,860
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2023	500,000	517,316
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2024	615,000	646,430
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2025	850,000	908,332
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2026	700,000	757,893
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2027	700,000	765,367
		$ 17,388,589
Mississippi - 1.7%
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2023	$185,000	$ 189,915
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2024	2,780,000	2,887,808
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2025	3,680,000	3,875,691
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	1,960,000	2,084,602
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2028	380,000	403,454
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2029	355,000	376,162

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2031	$380,000	$ 401,114
Jackson, MS, General Obligation Refunding, 5%, 3/01/2023	320,000	327,639
Jackson, MS, General Obligation Refunding, 5%, 3/01/2024	500,000	522,405
Jackson, MS, General Obligation Refunding, 5%, 3/01/2025	1,000,000	1,066,769
Jackson, MS, General Obligation Refunding, 5%, 3/01/2026	825,000	897,173
Mississippi Development Bank Special Obligation (Gulfport Public Improvement Project), 5%, 9/01/2026	225,000	245,907
Mississippi Development Bank Special Obligation (Gulfport Public Improvement Project), BAM, 5%, 11/01/2030	1,745,000	1,928,880
Mississippi Development Bank Special Obligation (Jackson, MS, Sales Tax Rev. Infrastructure Project), 5%, 9/01/2022	285,000	288,292
Mississippi Development Bank Special Obligation (Jackson, MS, Sales Tax Rev. Infrastructure Project), 5%, 9/01/2024	740,000	779,831
Mississippi Development Bank Special Obligation (Jackson, MS, Sales Tax Rev. Infrastructure Project), 5%, 9/01/2028	1,200,000	1,341,412
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), “A”, AGM, 5%, 3/01/2023	1,000,000	1,024,290
Mississippi Gaming Tax Rev., “A”, 5%, 10/15/2024	750,000	790,448
Mississippi Gaming Tax Rev., “A”, 5%, 10/15/2028	1,400,000	1,567,348
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	7,000,000	7,073,881
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2044 (Put Date 9/01/2025)	7,000,000	7,460,251
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2025	530,000	569,343
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2027	800,000	885,255
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2028	975,000	1,091,025
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2029	400,000	451,585
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2040 (Put Date 3/01/2027)	5,040,000	5,449,465
State of Mississippi, “B”, 5%, 12/01/2025	415,000	451,426
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Co. Project), 2.9%, 9/01/2032 (Put Date 9/01/2023)	4,000,000	4,026,438
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Co. Project), “A”, 1.375%, 5/01/2034 (Put Date 6/16/2025)	3,500,000	3,320,057
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Co. Project), “C”, 1.375%, 8/01/2027 (Put Date 6/16/2025)	3,000,000	2,846,696

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2026 (Prerefunded 1/01/2025)	$525,000	$ 558,923
West Rankin, MS, Utility Authority Rev., ETM, AGM, 5%, 1/01/2024	400,000	417,467
West Rankin, MS, Utility Authority Rev., ETM, AGM, 5%, 1/01/2025	585,000	622,800
West Rankin, MS, Utility Authority Rev., Taxable, AGM, 0.569%, 1/01/2024	450,000	434,292
West Rankin, MS, Utility Authority Rev., Taxable, AGM, 1.001%, 1/01/2026	465,000	427,535
West Rankin, MS, Utility Authority Rev., Taxable, AGM, 1.399%, 1/01/2028	500,000	443,535
		$ 57,529,114
Missouri - 1.5%
Brentwood & Maplewood, MO, Hanley Road Corridor Transportation Development District, Transportation Sales Tax Refunding Rev., 1.625%, 10/01/2033	$65,000	$ 63,906
Kansas City, MO, General Obligation Refunding & Improvement, “A”, 5%, 2/01/2024	5,500,000	5,752,352
Kansas City, MO, Industrial Development Authority, Airport Special Obligation Bonds (International Airport Terminal Modernization Project), “B”, 5%, 3/01/2029	4,000,000	4,368,878
Kansas City, MO, Industrial Development Authority, Airport Special Obligation Bonds (International Airport Terminal Modernization Project), “B”, 5%, 3/01/2030	2,000,000	2,177,384
Kansas City, MO, Industrial Development Authority, Airport Special Obligation Bonds (International Airport Terminal Modernization Project), “B”, 5%, 3/01/2031	1,250,000	1,352,870
Kansas City, MO, Industrial Development Authority, Multi-Family Housing Rev. (Cathedral Towers), 0.35%, 12/01/2024 (Put Date 6/01/2022)	8,000,000	7,992,594
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2023	200,000	204,309
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2024	300,000	311,041
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2025	425,000	441,225
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2026	150,000	156,817
Missouri Development Finance Board, Infrastructure Facilities Rev. (Independence, MO, Annual Appropriation Sewer System Rev.), “A”, 4%, 11/01/2022	320,000	323,701

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Missouri Development Finance Board, Infrastructure Facilities Rev. (Independence, MO, Annual Appropriation Sewer System Rev.), “A”, 4%, 11/01/2023	$315,000	$ 322,908
Missouri Development Finance Board, Infrastructure Facilities Rev. (Independence, MO, Annual Appropriation Sewer System Rev.), “A”, 5%, 11/01/2026	300,000	326,258
Missouri Development Finance, Solid Waste Disposal Rev. (Procter & Gamble Paper Products Co. Project), 5.2%, 3/15/2029	300,000	337,251
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 3%, 8/01/2022	130,000	130,190
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2024	155,000	159,044
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2026	205,000	213,091
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2028	420,000	438,139
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2030	300,000	310,214
Missouri Health & Educational Facilities Authority Rev. (BJC Health System), “A”, 4%, 5/01/2051 (Put Date 5/01/2026)	10,000,000	10,388,697
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2025	215,000	225,600
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2027	2,500,000	2,758,272
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2028	7,820,000	8,728,241
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2022	250,000	250,000
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2024	400,000	393,909
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2026	150,000	144,781
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2023	50,000	50,789
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2024	150,000	153,573
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2025	280,000	288,668
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2026	300,000	311,016
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2027	350,000	364,060

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2028	$200,000	$ 208,108
Wentzville, MO, School District R-IV, General Obligation Refunding & Improvement Rev. (Missouri Direct Deposit Program), 4%, 3/01/2029	1,555,000	1,644,684
		$ 51,292,570
Nebraska - 0.3%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 4), 5%, 3/01/2050 (Put Date 1/01/2024)	$8,500,000	$ 8,722,211
Nebraska Public Power District Rev., “A”, 5%, 1/01/2023	1,400,000	1,429,289
Nebraska Public Power District Rev., “A”, 5%, 1/01/2025	525,000	559,063
Nebraska Public Power District Rev., “B”, 5%, 1/01/2023	450,000	459,414
		$ 11,169,977
Nevada - 0.9%
Clark County, NV, Airport System Rev., “B”, 5%, 7/01/2022	$1,500,000	$ 1,508,054
Clark County, NV, Airport System Rev., “B”, 5%, 7/01/2023	2,400,000	2,469,059
Clark County, NV, Airport System Rev., “B”, 5%, 7/01/2024	2,000,000	2,085,657
Clark County, NV, Airport System Rev., “B”, 5%, 7/01/2026	7,800,000	8,358,286
Clark County, NV, School District General Obligation, “A”, AGM, 5%, 6/15/2029	2,120,000	2,391,808
Clark County, NV, School District General Obligation, “A”, AGM, 5%, 6/15/2030	1,750,000	1,994,767
Clark County, NV, School District General Obligation, “A”, AGM, 5%, 6/15/2032	900,000	1,024,054
Director of the State of Nevada, Department of Business and Industry, Solid Waste Disposal Rev. (Republic Services, Inc. Project), 0.28%, 12/01/2026 (Put Date 6/01/2022) (n)	1,900,000	1,897,655
Las Vegas, NV, Convention and Visitors Authority Rev., 5%, 7/01/2024	3,500,000	3,672,419
Las Vegas, NV, Convention and Visitors Authority Rev., 5%, 7/01/2025	4,750,000	5,070,413
Sparks, NV, Tourism Improvement District No. 1 Rev. (Legends at Sparks Marina), “A”, 2.5%, 6/15/2024 (n)	305,000	299,556
		$ 30,771,728
New Hampshire - 0.4%
National Finance Authority Pollution Control Refunding Rev. (New York State Electric & Gas Corp. Project), “A”, 4%, 12/01/2028	$4,300,000	$ 4,362,672
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2024	265,000	268,695
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2025	290,000	295,640
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2026	265,000	270,879

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Hampshire - continued
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2028	$580,000	$ 590,275
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2029	300,000	303,842
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2030	280,000	281,780
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2031	295,000	295,501
National Finance Authority, New Hampshire Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A-3”, 1%, 4/01/2024 (Put Date 6/01/2022)	1,085,000	1,084,306
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Company Project), “A”, 2.8%, 10/01/2033 (Put Date 10/02/2023)	5,000,000	5,006,311
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.25%, 6/01/2026	2,490,000	2,609,927
		$ 15,369,828
New Jersey - 5.9%
Atlantic City, NJ, Board of Education, AGM, 4%, 4/01/2023	$150,000	$ 152,640
Atlantic City, NJ, Board of Education, AGM, 4%, 4/01/2024	160,000	164,596
Atlantic City, NJ, Board of Education, AGM, 4%, 4/01/2025	175,000	181,858
Atlantic City, NJ, Board of Education, AGM, 4%, 4/01/2026	100,000	104,840
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2024	150,000	157,325
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2027	175,000	192,145
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2028	145,000	160,889
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2029	100,000	112,191
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2030	125,000	141,581
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2031	160,000	182,834
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2024	345,000	359,703
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2027	200,000	219,670
Burlington County, NJ, Moorestown Board of Education, 4%, 1/15/2023	200,000	202,967
Burlington County, NJ, Moorestown Board of Education, 4%, 1/15/2024	300,000	308,112

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
Burlington County, NJ, Moorestown Board of Education, 4%, 1/15/2025	$305,000	$ 316,640
Gloucester County, NJ, Improvement Authority Rev. (Rowan University Student Center Project), 0.6%, 3/01/2024	2,155,000	2,036,973
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2025	1,205,000	1,283,357
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2026	900,000	975,773
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2025	795,000	854,156
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2026	600,000	657,195
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2024	1,000,000	1,047,414
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2025	1,000,000	1,070,455
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2026	1,000,000	1,090,425
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2023	640,000	642,396
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2025	1,610,000	1,708,546
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2026	2,000,000	2,148,903
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2027	1,500,000	1,626,687
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2028	3,000,000	3,241,190
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2022	200,000	200,824
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2023	220,000	226,741
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2024	300,000	313,347
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2025	500,000	530,604
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2026	565,000	607,065
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2027	410,000	444,628

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2028	$400,000	$ 436,224
New Jersey Economic Development Authority Rev., School Facilities Construction, Capital Appreciation, “DDD”, AGM, 0%, 12/15/2026	9,445,000	8,129,588
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	495,000	473,461
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2027	8,495,000	9,327,538
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2028	6,885,000	7,509,887
New Jersey Economic Development Authority, State Lease Rev. (State House Project), “B”, 5%, 6/15/2026	1,085,000	1,165,780
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “B”, 1.2%, 11/01/2034 (Put Date 6/01/2023)	9,000,000	8,881,766
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “E”, 0.85%, 12/01/2025	1,135,000	1,032,332
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, NPFG, 5.25%, 7/01/2025	5,000,000	5,346,891
New Jersey Educational Facilities Authority Refunding Rev. (Ramapo College of New Jersey Project), “A”, AGM, 5%, 7/01/2025	510,000	544,402
New Jersey Educational Facilities Authority Refunding Rev. (Ramapo College of New Jersey Project), “A”, AGM, 5%, 7/01/2026	1,000,000	1,084,576
New Jersey Educational Facilities Authority Refunding Rev. (Ramapo College of New Jersey Project), “A”, AGM, 5%, 7/01/2027	1,000,000	1,099,481
New Jersey Educational Facilities Authority Refunding Rev. (Ramapo College of New Jersey Project), “A”, AGM, 5%, 7/01/2028	1,000,000	1,112,551
New Jersey Educational Facilities Authority Refunding Rev. (Ramapo College of New Jersey Project), “A”, AGM, 5%, 7/01/2029	650,000	731,465
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2023	1,615,000	1,669,006
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2024	2,150,000	2,256,368
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2026	1,420,000	1,511,920
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2027	2,000,000	2,175,529
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2023	215,000	223,438
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2024	330,000	349,036

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2025	$415,000	$ 444,794
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2026	335,000	363,857
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “A”, 2.375%, 12/01/2029	1,410,000	1,391,633
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2023	300,000	311,538
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2024	2,350,000	2,485,559
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2024	575,000	607,432
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2025	2,600,000	2,786,660
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2025	850,000	911,023
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2026	2,300,000	2,498,119
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2026	1,430,000	1,550,628
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2027	1,550,000	1,696,981
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2028	1,000,000	1,104,890
New Jersey Housing and Mortgage Finance Agency, Multi-Family Conduit Rev. (Riverside Village Family Apartments (Phase I) Project), “F”, HUD Section 8, 1.35%, 12/01/2022	5,300,000	5,286,949
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2023	1,750,000	1,789,678
New Jersey Tobacco Settlement Financing Corp., “B”, 3.2%, 6/01/2027	3,045,000	3,043,587
New Jersey Transportation Trust Fund Authority, “B”, AAC, 5.5%, 9/01/2026	1,985,000	2,185,379
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2025	5,500,000	5,836,196
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2026	9,000,000	9,670,064
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2027	8,000,000	8,675,662
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2028	10,000,000	10,905,600
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2024	4,000,000	4,201,834

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	$470,000	$ 508,862
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, NPFG, 5.75%, 6/15/2023	1,010,000	1,049,252
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, AAC, 5.25%, 12/15/2023	155,000	161,331
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2025	550,000	490,776
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2026	2,500,000	2,135,278
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2028	6,635,000	5,216,115
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	1,890,000	1,253,708
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2027	3,780,000	3,099,271
New Jersey Turnpike Authority, Turnpike Rev., Taxable, “B”, 0.897%, 1/01/2025	1,905,000	1,778,677
New Jersey Turnpike Authority, Turnpike Rev., Taxable, “B”, 1.047%, 1/01/2026	2,380,000	2,166,842
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, BAM, 5%, 7/15/2022	125,000	125,920
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, BAM, 5%, 7/15/2023	250,000	258,356
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, BAM, 5%, 7/15/2024	420,000	440,840
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, BAM, 5%, 7/15/2025	250,000	268,080
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, BAM, 5%, 7/15/2026	275,000	299,690
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, BAM, 5%, 7/15/2030	600,000	684,947
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, BAM, 5%, 7/15/2031	375,000	431,255
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2023	750,000	775,867
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2025	700,000	748,423
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2026	475,000	515,935
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2024	1,440,000	1,527,502

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2025	$1,850,000	$ 2,000,492
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2026	1,725,000	1,898,415
South Jersey, NJ, Transportation Authority System Rev., “A”, AGM, 5%, 11/01/2029	1,750,000	1,997,540
State of New Jersey, COVID-19 General Obligation, “A”, 4%, 6/01/2023	13,000,000	13,227,882
State of New Jersey, COVID-19 General Obligation, “A”, 5%, 6/01/2026	9,565,000	10,326,103
State of New Jersey, COVID-19 General Obligation, “A”, 5%, 6/01/2027	600,000	656,335
State of New Jersey, COVID-19 General Obligation, “A”, 5%, 6/01/2029	955,000	1,067,311
Trenton, NJ, General Obligation Refunding, AGM, 4%, 7/15/2022	1,325,000	1,331,693
Trenton, NJ, General Obligation Refunding, AGM, 4%, 7/15/2023	1,000,000	1,020,453
		$ 203,937,123
New Mexico - 0.8%
Albuquerque, NM, Bernalillo County Water Utility Authority (Joint Water and Sewer System Improvement Rev.), 5%, 7/01/2024	$1,550,000	$ 1,634,726
Albuquerque, NM, Bernalillo County Water Utility Authority (Joint Water and Sewer System Improvement Rev.), 5%, 7/01/2025	625,000	672,071
Clayton, NM, Jail Project Improvement Rev., NPFG, 5%, 11/01/2029	1,000,000	1,054,071
Farmington, NM, Pollution Control Rev. (Public Service Company of New Mexico San Juan Project), “D”, 1.1%, 6/01/2040 (Put Date 6/01/2023)	7,000,000	6,865,610
Farmington, NM, Pollution Control Rev. (Public Service Company of New Mexico San Juan Project), “F”, 1.2%, 6/01/2040 (Put Date 6/01/2022)	1,750,000	1,748,245
Lea County, NM, Hobbs Municipal School District No. 16, 5%, 9/15/2022	225,000	227,961
Lea County, NM, Hobbs Municipal School District No. 16, 5%, 9/15/2023	310,000	322,115
Lea County, NM, Hobbs Municipal School District No. 16, 5%, 9/15/2024	120,000	126,924
Lea County, NM, Hobbs Municipal School District No. 16, 5%, 9/15/2025	325,000	350,800
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2024	175,000	179,296
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2025	150,000	154,890

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Mexico - continued
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2026	$300,000	$ 324,053
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2028	225,000	248,778
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2030	450,000	506,950
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2031	300,000	336,967
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2032	350,000	392,331
New Mexico Educational Assistance Foundation, “A-1”, 5%, 9/01/2027	4,000,000	4,419,465
New Mexico Educational Assistance Foundation, “A-1”, 5%, 9/01/2028	2,000,000	2,228,355
New Mexico Educational Assistance Foundation, “A-1”, 5%, 9/01/2029	1,750,000	1,967,848
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2022	445,000	446,245
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2023	600,000	617,319
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2024	960,000	1,003,072
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2025	1,055,000	1,121,285
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2026	1,000,000	1,079,172
		$ 28,028,549
New York - 8.2%
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d.b.a. Jefferson's Ferry Project), “B”, 1.625%, 11/01/2025	$6,720,000	$ 6,334,343
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2024	500,000	523,639
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2025	500,000	533,236
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2026	500,000	542,838

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2027	$950,000	$ 1,047,037
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2028	1,225,000	1,367,993
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2029	2,100,000	2,372,238
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2030	900,000	1,024,485
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2022	100,000	100,184
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2023	100,000	100,753
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2024	120,000	120,832
Long Island Power Authority, NY, Electric System General Rev., “B”, 1.5%, 9/01/2051 (Put Date 9/01/2026)	4,500,000	4,252,617
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	20,000,000	20,205,744
Metropolitan Transportation Authority, NY, Transportation Rev., “D-2A-1”, FLR, AGM, 0.738% (67% of SOFR - 1 day + 0.55%), 11/01/2032 (Put Date 4/01/2024)	7,000,000	6,994,793
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2022	400,000	407,250
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2023	500,000	519,861
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2024	600,000	631,239
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2027	700,000	767,505
Nassau County, NY, Interim Finance Authority Sales Tax, Taxable, “B”, 1.278%, 11/15/2028	6,000,000	5,177,712
Nassau County, NY, Local Economic Assistance Corp., Multi-Family Housing Rev. (Park Lake Hempstead LP Project), 0.3%, 11/01/2024 (Put Date 11/01/2023)	10,000,000	9,612,275
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2022	250,000	251,322
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 2/01/2024	250,000	261,777
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 8/01/2024	275,000	290,310
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 2/01/2025	225,000	240,002

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 8/01/2025	$200,000	$ 215,485
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 2/01/2026	250,000	271,822
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 8/01/2026	300,000	329,193
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 8/01/2027	500,000	557,259
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 2/01/2028	425,000	476,990
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 2/01/2029	635,000	653,250
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 8/01/2029	550,000	565,883
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 8/01/2030	550,000	564,425
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 2/01/2031	625,000	640,027
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 8/01/2031	550,000	563,235
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2023 (n)	1,300,000	1,351,227
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2025 (n)	2,400,000	2,585,011
New York Dormitory Authority Rev., Non-State Supported Debt (St. John's University), “A”, 4%, 7/01/2022	1,250,000	1,255,634
New York Dormitory Authority Rev., Non-State Supported Debt (St. John's University), “A”, 5%, 7/01/2023	600,000	620,275
New York Dormitory Authority Rev., Non-State Supported Debt (St. John's University), “A”, 5%, 7/01/2024	750,000	786,947
New York Dormitory Authority Rev., Non-State Supported Debt (St. John's University), “A”, 5%, 7/01/2025	750,000	799,419
New York Dormitory Authority Rev., Non-State Supported Debt (St. John's University), “A”, 5%, 7/01/2026	500,000	540,247
New York Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp.), “A”, 3%, 8/01/2032 (Put Date 7/01/2025)	11,125,000	11,206,429
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	300,000	294,364
New York Mortgage Agency Homeowner Mortgage Rev., “242”, 5%, 10/01/2023	1,880,000	1,940,864

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Mortgage Agency Homeowner Mortgage Rev., “242”, 3.5%, 10/01/2052	$6,500,000	$ 6,514,812
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 4/01/2024	1,920,000	1,996,153
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 10/01/2024	1,955,000	2,047,265
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 4/01/2025	1,990,000	2,097,661
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 10/01/2025	2,030,000	2,156,157
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 4/01/2026	2,065,000	2,205,474
New York Mortgage Agency Rev., “243”, 5%, 10/01/2026	1,810,000	1,943,471
New York Mortgage Agency Rev., “4th-9th”, 3.25%, 10/01/2028	3,000,000	3,001,121
New York State Housing Finance Agency Affordable Rev., “A-2”, 2.5%, 11/01/2060 (Put Date 5/01/2027)	19,050,000	18,468,287
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2025	11,030,000	11,391,569
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2028	3,965,000	4,200,914
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport Project), 2.25%, 8/01/2026	990,000	924,976
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), 5%, 12/01/2026	8,635,000	9,087,550
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2022	250,000	253,414
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2023	1,350,000	1,386,694
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2024	1,250,000	1,297,719
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2025	1,100,000	1,151,482
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2022	1,805,000	1,832,051

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2023	$1,900,000	$ 1,960,831
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2024	1,000,000	1,046,482
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2025	1,600,000	1,691,406
New York, NY, “I”, 5%, 8/01/2022	7,500,000	7,568,047
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “A-3”, 1.125%, 5/01/2060 (Put Date 11/01/2024)	6,000,000	5,764,733
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 0.9%, 5/01/2025	500,000	473,600
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1%, 11/01/2025	1,450,000	1,365,082
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1.1%, 5/01/2026	3,305,000	3,076,076
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1.15%, 11/01/2026	1,290,000	1,191,468
New York, NY, General Obligation, “F-1”, 5%, 3/01/2023	1,750,000	1,795,138
New York, NY, Housing Finance Agency Affordable Housing Rev., “L-2”, 0.75%, 11/01/2025	1,200,000	1,108,419
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Queens Baseball Stadium Project), “A”, AGM, 5%, 1/01/2024	750,000	780,253
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Yankee Stadium Project), “A”, AGM, 5%, 3/01/2030	1,500,000	1,673,904
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Yankee Stadium Project), “A”, AGM, 4%, 3/01/2031	2,000,000	2,070,512
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Yankee Stadium Project), “A”, AGM, 4%, 3/01/2032	680,000	701,398
New York, NY, Industrial Development Agency Pilot Refunding Rev., (Yankee Stadium Project), “A”, AGM, 5%, 3/01/2028	1,000,000	1,101,466
New York, NY, Industrial Development Agency Pilot Refunding Rev., (Yankee Stadium Project), “A”, AGM, 5%, 3/01/2029	1,250,000	1,386,920
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “CC”, 5%, 6/15/2047	5,000,000	5,203,951
New York, NY, Trust for Cultural Resources Refunding Rev. (Lincoln Center for the Performing Arts, Inc.), “A”, 5%, 12/01/2031	1,320,000	1,491,430
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2026	1,625,000	1,686,335

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2027	$1,425,000	$ 1,477,206
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2028	1,000,000	1,035,626
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2029	175,000	181,084
Oyster Bay, NY, Public Improvement Refunding Rev., 5%, 8/01/2023 (w)	600,000	619,365
Oyster Bay, NY, Public Improvement Refunding Rev., 5%, 8/01/2024 (w)	1,250,000	1,315,312
Oyster Bay, NY, Public Improvement Rev., AGM, 4%, 3/01/2026	575,000	599,354
Oyster Bay, NY, Public Improvement Rev., BAM, 4%, 11/01/2025	750,000	779,764
Oyster Bay, NY, Public Improvement Rev., BAM, 4%, 11/01/2026	800,000	838,265
Oyster Bay, NY, Public Improvement Rev., BAM, 4%, 11/01/2027	675,000	710,829
Oyster Bay, NY, Water District, 3%, 3/09/2023	10,000,000	10,068,912
Port Authority of NY & NJ (207th Series), 5%, 9/15/2027	1,755,000	1,910,810
Port Authority of NY & NJ (226th Series), 5%, 10/15/2025	1,475,000	1,569,081
Port Authority of NY & NJ (226th Series), 5%, 10/15/2026	2,000,000	2,156,274
Port Authority of NY & NJ (226th Series), 5%, 10/15/2027	3,650,000	3,977,467
Port Authority of NY & NJ (226th Series), 5%, 10/15/2028	3,500,000	3,847,157
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2022	1,070,000	1,072,688
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2023	1,125,000	1,152,376
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2024	465,000	483,758
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2025	235,000	248,343
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1%, 9/01/2022	215,000	214,344
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.25%, 9/01/2023	145,000	140,901
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.45%, 9/01/2024	100,000	94,649
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.7%, 9/01/2025	110,000	102,251
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.95%, 9/01/2026	140,000	128,632
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 2.2%, 9/01/2027	135,000	122,908
Suffolk County, NY, “B”, AGM, 5%, 10/15/2025	7,000,000	7,484,401

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Suffolk County, NY, “A”, 5%, 6/15/2028	$1,800,000	$ 2,001,503
Suffolk County, NY, “A”, 5%, 6/15/2030	850,000	961,054
Suffolk County, NY, “A”, BAM, 5%, 4/01/2027	2,360,000	2,568,239
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, Taxable, “A-1”, 0.57%, 6/01/2022	1,500,000	1,497,571
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, Taxable, “A-1”, 0.67%, 6/01/2023	1,500,000	1,470,584
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, Taxable, “A-1”, 1.015%, 6/01/2024	500,000	479,751
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2023	700,000	719,329
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2024	700,000	728,487
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2025	750,000	790,114
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2026	250,000	266,386
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2025	1,000,000	1,051,930
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2026	2,000,000	2,129,275
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2027	1,500,000	1,612,169
Triborough Bridge & Tunnel Authority Rev., NY, “A”, FLR, 0.568% (67% of SOFR - 1 day + 0.38%), 1/01/2032 (Put Date 2/01/2024)	1,419,766	1,416,710
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), “A-2”, 2%, 5/15/2045 (Put Date 5/15/2028)	10,000,000	9,177,385
Yonkers, NY, General Obligation, “C”, AGM, 5%, 3/15/2024	300,000	313,654
Yonkers, NY, General Obligation, “C”, AGM, 5%, 3/15/2025	500,000	531,648
Yonkers, NY, General Obligation, “C”, AGM, 5%, 3/15/2026	600,000	647,222
Yonkers, NY, General Obligation, “C”, AGM, 5%, 3/15/2027	650,000	710,322
Yonkers, NY, General Obligation, “C”, AGM, 5%, 3/15/2028	500,000	551,517
Yonkers, NY, General Obligation, “C”, AGM, 5%, 3/15/2029	735,000	817,739
Yonkers, NY, School District, “D”, AGM, 5%, 3/15/2025	750,000	797,471
Yonkers, NY, School District, “D”, AGM, 5%, 3/15/2026	785,000	846,782
Yonkers, NY, School District, “D”, AGM, 5%, 3/15/2027	525,000	573,721
Yonkers, NY, School District, “D”, AGM, 5%, 3/15/2028	865,000	954,124
Yonkers, NY, School District, “D”, AGM, 5%, 3/15/2029	910,000	1,012,439
		$ 281,951,075

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - 1.6%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), “A”, 1.375%, 5/01/2034 (Put Date 6/16/2025)	$1,000,000	$ 948,588
Durham, SC, Multi-Family Housing Authority Rev. (JJ Henderson Senior Apartment Project), 0.3%, 6/01/2024 (Put Date 6/01/2023)	1,095,000	1,065,658
New Hanover County, NC, General Obligation School, 5%, 9/01/2024	2,615,000	2,774,035
New Hanover County, NC, General Obligation School, 5%, 9/01/2025	2,140,000	2,319,518
North Carolina Capital Facilities Finance Agency Student Housing Rev. (NCA&T University Foundation LLC Project), “A”, AGM, 5%, 6/01/2022	665,000	666,803
North Carolina Capital Facilities Finance Agency Student Housing Rev. (NCA&T University Foundation LLC Project), “A”, AGM, 5%, 6/01/2023	325,000	333,609
North Carolina Capital Facilities Finance Agency Student Housing Rev. (NCA&T University Foundation LLC Project), “A”, AGM, 5%, 6/01/2024	700,000	727,807
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2025	250,000	264,119
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2027	1,250,000	1,350,839
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 1/01/2028	2,175,000	2,405,808
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 7/01/2028	1,845,000	2,053,754
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 1/01/2030	500,000	560,454
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 7/01/2030	1,500,000	1,689,768
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2023	375,000	378,277
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2024	395,000	401,107
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2025	420,000	427,613
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2026	440,000	448,404
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2027	460,000	467,856

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2028	$365,000	$ 370,502
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2029	760,000	724,917
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2030	790,000	742,718
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2031	820,000	760,894
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 3%, 3/01/2023	150,000	148,894
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2024	220,000	219,568
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2025	265,000	262,822
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2026	245,000	249,680
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2027	290,000	294,952
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2028	185,000	187,789
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 4%, 10/01/2027	600,000	612,874
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 2/01/2024	15,635,000	16,229,665
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2026	1,500,000	1,623,427
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2027	4,000,000	4,404,416
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2025	645,000	681,133
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2026	1,000,000	1,069,276
Sanford, NC, Housing Authority Multi-Family Housing Rev. (Mahhews Garden Gilmore), HUD Section 8, 0.3%, 10/01/2023 (Put Date 10/01/2022)	6,000,000	5,936,102
Wayne County, NC, Limited Obligation, 4%, 6/01/2029	1,035,000	1,096,712
		$ 54,900,358

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Dakota - 0.3%
McKenzie County, ND, State Aid Certificates of Indebtedness, 4%, 8/01/2025	$2,265,000	$ 2,285,633
McKenzie County, ND, State Aid Certificates of Indebtedness, 4%, 8/01/2026	1,195,000	1,204,430
McKenzie County, ND, State Aid Certificates of Indebtedness, 4%, 8/01/2027	3,360,000	3,381,613
Williston, ND, Airport Rev., 4%, 11/01/2029	2,310,000	2,348,197
		$ 9,219,873
Ohio - 2.3%
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2026	$530,000	$ 570,636
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2028	240,000	262,246
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2024	2,000,000	2,066,780
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2025	1,970,000	2,066,123
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2026	3,000,000	3,188,566
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 1/01/2025	1,250,000	1,324,468
Columbus, OH, 5%, 7/01/2022	2,350,000	2,364,357
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2026	2,000,000	2,158,897
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2027	2,150,000	2,357,823
Lorain, OH, General Obligation, BAM, 3%, 12/01/2023	550,000	555,519
Lorain, OH, General Obligation, BAM, 4%, 12/01/2025	815,000	851,642
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2026	500,000	541,946
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2027	580,000	635,697
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2028	1,455,000	1,612,519
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2029	1,560,000	1,747,345
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2030	1,000,000	1,130,402
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2031	1,000,000	1,139,326
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2032	900,000	1,010,925
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2033	800,000	896,651
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2034	1,000,000	1,119,062

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2023	$225,000	$ 232,871
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2024	205,000	214,854
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2025	500,000	532,917
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2026	500,000	541,115
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2027	525,000	575,415
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2028	400,000	442,825
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2029	450,000	502,805
Northeast Ohio Medical University, General Receipts, “A”, 3%, 12/01/2022	100,000	100,611
Northeast Ohio Medical University, General Receipts, “A”, 3%, 12/01/2023	100,000	100,340
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2024	100,000	104,623
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2026	200,000	213,955
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2028	120,000	130,289
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2030	135,000	146,915
Ohio Air Quality Development Authority, Air Quality Rev. (American Electric Power Co.), “C”, 2.1%, 4/01/2028 (Put Date 10/01/2024)	2,075,000	2,012,263
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	105,000	107,786
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), “C”, 5%, 5/01/2023	625,000	641,521
Ohio Higher Educational Facility Rev. (Case Western Reserve University Project), “C”, 1.625%, 12/01/2034 (Put Date 12/01/2026)	5,000,000	4,752,732

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Ohio Housing Finance Agency Residential Mortgage Rev. (Seton Square North), “A”, HUD Section 8, 0.4%, 4/01/2024 (Put Date 4/01/2023)	$4,725,000	$ 4,642,056
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2026	140,000	151,719
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2027	420,000	460,736
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2028	370,000	410,238
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2029	825,000	920,789
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2031	475,000	527,119
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2032	290,000	321,141
Ohio State Hospital Rev. (University Hospitals Health System, Inc.), 5%, 1/15/2050 (Put Date 1/15/2025)	5,000,000	5,308,375
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/2022	775,000	790,851
Ohio Water Development Authority, Solid Waste Rev. (Waste Management, Inc.), 3.25%, 11/01/2022	11,000,000	11,057,472
State of Ohio, Common Schools General Obligation, “A”, 5%, 6/15/2022	200,000	200,843
State of Ohio, Common Schools General Obligation, “A”, 5%, 6/15/2023	225,000	232,400
State of Ohio, Common Schools General Obligation, “A”, 5%, 6/15/2024	200,000	210,940
State of Ohio, Common Schools General Obligation, “A”, 5%, 6/15/2025	1,100,000	1,184,191
State of Ohio, Higher Education General Obligation, “A”, 5%, 5/01/2025	300,000	322,147
State of Ohio, Major New State Infrastructure Project Rev., 5%, 12/15/2023	6,625,000	6,918,936
Triway, OH, Local School District Board of Education, BAM, 3%, 12/01/2022	800,000	805,903
Triway, OH, Local School District Board of Education, BAM, 3%, 12/01/2023	700,000	707,459
Triway, OH, Local School District Board of Education, BAM, 3%, 12/01/2024	400,000	404,772
Triway, OH, Local School District Board of Education, BAM, 3%, 12/01/2025	310,000	313,958
Triway, OH, Local School District Board of Education, BAM, 4%, 12/01/2026	630,000	664,398

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Triway, OH, Local School District Board of Education, BAM, 4%, 12/01/2027	$350,000	$ 370,740
Youngstown State University, OH, General Receipts, AGM, 4%, 12/15/2024	650,000	675,848
Youngstown State University, OH, General Receipts, AGM, 4%, 12/15/2025	580,000	608,353
Youngstown State University, OH, General Receipts, AGM, 4%, 12/15/2026	850,000	900,482
		$ 78,066,633
Oklahoma - 0.2%
Oklahoma City, OK, Economic Development Trust Tax Apportionment Refunding Rev., Taxable (Increment District No. 8), “A”, 0.384%, 3/01/2023	$1,800,000	$ 1,774,382
Oklahoma City, OK, Economic Development Trust Tax Apportionment Refunding Rev., Taxable (Increment District No. 8), “A”, 0.648%, 3/01/2024	1,070,000	1,026,778
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2025	800,000	852,976
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2026	500,000	539,007
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2022	600,000	601,574
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2022	75,000	75,139
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2023	200,000	203,185
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2024	425,000	434,076
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2025	440,000	451,500
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2026	300,000	309,732
		$ 6,268,349
Oregon - 0.8%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2023	$500,000	$ 512,370
Medford, OR, Hospital Facilities Authority Rev. (Asante Health System Obligated Group), “A”, 5%, 8/15/2025	400,000	429,865
Medford, OR, Hospital Facilities Authority Rev. (Asante Health System Obligated Group), “A”, 5%, 8/15/2027	720,000	797,282
Medford, OR, Hospital Facilities Authority Rev. (Asante Health System Obligated Group), “A”, 5%, 8/15/2029	1,000,000	1,129,542

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - continued
Medford, OR, Hospital Facilities Authority Rev. (Asante Health System Obligated Group), “A”, 5%, 8/15/2030	$600,000	$ 683,623
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B”, 1.2%, 6/01/2028	455,000	390,657
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-2”, 0.95%, 6/01/2027	1,170,000	1,028,277
Multnomah County, OR, Hospital Facilities Authority Refunding Rev., Taxable (Terwilliger Plaza - Parkview Project), “C”, 1.25%, 6/01/2026	560,000	516,979
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2024	200,000	210,106
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2025	225,000	240,262
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2026	150,000	162,539
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2027	125,000	137,073
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2028	150,000	166,095
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2029	300,000	335,102
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2030	300,000	337,968
Oregon Housing & Community Services Department Housing Development Rev. (Westwind Apartments Project), “H”, HUD Section 8, 0.25%, 3/01/2024 (Put Date 3/01/2023)	3,500,000	3,431,027
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2024	1,500,000	1,564,243
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2025	1,000,000	1,056,570
Port of Portland, OR, International Airport Rev., “28”, 5%, 7/01/2030	10,945,000	12,147,222
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-2”, 2.125%, 11/15/2027	200,000	186,850
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-3”, 1.75%, 11/15/2026	400,000	375,865
		$ 25,839,517
Pennsylvania - 8.8%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2026	$2,750,000	$ 2,979,226
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 4%, 6/01/2024	300,000	309,346
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 4%, 6/01/2025	150,000	156,522

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 5%, 6/01/2026	$850,000	$ 928,237
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 5%, 6/01/2027	300,000	332,041
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 5%, 6/01/2028	400,000	447,166
Allegheny County, PA, Sanitary Authority Sewer Rev., “B”, 5%, 6/01/2027	500,000	553,401
Allegheny County, PA, Sanitary Authority Sewer Rev., “B”, 5%, 6/01/2029	225,000	253,591
Allentown, PA, City School District, BAM, 5%, 2/01/2026	4,155,000	4,482,171
Allentown, PA, City School District, BAM, 5%, 2/01/2027	4,375,000	4,795,173
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2024	150,000	155,159
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2025	500,000	523,336
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2026	490,000	518,470
Altoona, PA, Area School District, Taxable, AGM, 0.38%, 12/01/2022	605,000	600,299
Altoona, PA, Area School District, Taxable, AGM, 0.49%, 12/01/2023	1,000,000	964,816
Altoona, PA, Area School District, Taxable, AGM, 0.733%, 12/01/2024	1,105,000	1,039,608
Altoona, PA, Area School District, Taxable, AGM, 1.005%, 12/01/2025	900,000	831,374
Altoona, PA, Area School District, Taxable, AGM, 1.145%, 12/01/2026	305,000	275,746
Altoona, PA, Sewer Rev., AGM, 5%, 12/01/2027	500,000	553,888
Athens, PA, School District Rev., BAM, 4%, 4/15/2026	1,465,000	1,531,450
Athens, PA, School District Rev., BAM, 4%, 4/15/2027	1,070,000	1,127,765
Beaver County, PA, Big Beaver Falls School District Rev., BAM, 5%, 3/15/2025	1,325,000	1,403,222
Beaver County, PA, Big Beaver Falls School District Rev., BAM, 5%, 3/15/2026	1,380,000	1,485,987
Beaver County, PA, Big Beaver Falls School District Rev., BAM, 5%, 3/15/2027	1,460,000	1,595,491
Beaver County, PA, General Obligation, BAM, 4%, 11/15/2023	655,000	671,331
Beaver County, PA, General Obligation, BAM, 4%, 11/15/2027	500,000	525,577
Beaver County, PA, General Obligation, BAM, 4%, 11/15/2028	535,000	564,723
Beaver County, PA, Rochester Area School District, 2%, 5/01/2022	500,000	500,000
Beaver County, PA, Rochester Area School District, BAM, 2%, 5/01/2023	500,000	498,420
Beaver County, PA, Rochester Area School District, BAM, 1%, 5/01/2024	200,000	189,408
Beaver County, PA, Rochester Area School District, BAM, 3%, 5/01/2025	500,000	500,869

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2023	$500,000	$ 509,645
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2024	400,000	410,433
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2025	1,950,000	2,016,224
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2026	200,000	208,166
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2027	465,000	486,181
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2028	855,000	889,817
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2029	1,620,000	1,673,571
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2024	435,000	444,152
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2025	565,000	580,834
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2026	1,000,000	1,035,788
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2027	1,100,000	1,146,462
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-1”, 5%, 2/01/2040 (Put Date 2/01/2025)	5,545,000	5,655,168
Berks County, PA, Reading School District, “A”, BAM, 4%, 4/01/2024	615,000	630,345
Berks County, PA, Reading School District, “A”, BAM, 4%, 4/01/2025	1,000,000	1,033,503
Berks County, PA, Reading School District, “B”, BAM, 4%, 4/01/2024	1,200,000	1,229,941
Berks County, PA, Reading School District, “B”, BAM, 4%, 4/01/2025	1,680,000	1,736,286
Berks County, PA, Reading School District, “C”, BAM, 5%, 4/01/2023	720,000	738,477
Berks County, PA, Reading School District, “C”, BAM, 5%, 4/01/2024	3,635,000	3,796,446
Berks County, PA, Reading School District, “D”, BAM, 5%, 4/01/2025	8,395,000	8,933,595
Charleroi, PA, Area School District, BAM, 4%, 11/15/2026	1,110,000	1,165,818
Charleroi, PA, Area School District, BAM, 4%, 11/15/2028	250,000	265,564
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2025	360,000	358,212
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2026	380,000	374,677
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2027	400,000	389,449
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2028	415,000	398,940
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2029	430,000	406,777

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2025	$9,000,000	$ 9,762,970
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2026	6,035,000	6,639,142
Commonwealth of Pennsylvania Financing Authority Rev., “B”, 5%, 6/01/2022	800,000	802,328
Commonwealth of Pennsylvania Financing Authority Rev., “B”, 5%, 6/01/2023	1,150,000	1,184,938
Commonwealth of Pennsylvania Financing Authority Rev., “B”, 5%, 6/01/2024	700,000	735,319
Commonwealth of Pennsylvania Financing Authority Rev., “B”, 5%, 6/01/2025	675,000	722,350
Commonwealth of Pennsylvania Financing Authority Rev., “B”, 5%, 6/01/2026	185,000	201,280
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2027	3,000,000	3,262,508
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2024	530,000	545,241
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2025	535,000	555,141
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2026	580,000	606,397
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2027	940,000	988,085
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2028	1,010,000	1,066,112
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2029	1,040,000	1,113,405
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2030	500,000	532,122
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2023	375,000	380,823
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), ETM, 5%, 1/01/2023	100,000	102,052
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), ETM, 5%, 1/01/2023	255,000	260,318
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2022	1,095,000	1,095,000
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 3.25%, 5/01/2023	50,000	50,017
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	1,000,000	1,046,856
Delaware County, PA, Chichester School District General Obligation, AGM, 4%, 9/15/2029	900,000	951,988
Delaware Valley, PA, Regional Finance Authority, “A”, 2%, 10/01/2029	4,550,000	4,021,681

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
East Allegheny, PA, School District General Obligation, BAM, 4%, 6/01/2024	$1,125,000	$ 1,152,455
East Allegheny, PA, School District General Obligation, BAM, 4%, 6/01/2025	880,000	909,540
East Allegheny, PA, School District General Obligation, BAM, 4%, 6/01/2026	935,000	974,432
East Allegheny, PA, School District General Obligation, BAM, 4%, 6/01/2027	950,000	996,584
East Allegheny, PA, School District General Obligation, BAM, 4%, 6/01/2028	650,000	684,695
East Allegheny, PA, School District General Obligation, BAM, 3%, 6/01/2029	800,000	795,241
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2027	1,075,000	1,178,075
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2030	855,000	968,359
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2031	525,000	593,520
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2024	230,000	239,777
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2025	475,000	504,104
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2026	195,000	210,502
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2024	275,000	286,690
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2026	980,000	1,057,908
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2027	2,135,000	2,339,712
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2029	2,605,000	2,923,640
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2030	425,000	481,348
Erie, PA, Water Authority, Water Rev., “D”, BAM, 5%, 12/01/2027	625,000	690,665
Erie, PA, Water Authority, Water Rev., “D”, BAM, 5%, 12/01/2028	1,000,000	1,117,454
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2023	325,000	329,428
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2024	320,000	327,034
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2025	350,000	360,721

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2026	$945,000	$ 982,267
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2028	1,100,000	1,157,201
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 3%, 2/01/2030	675,000	668,918
Fayette County, PA, Laurel Highlands School District, Unlimited Tax General Obligation, “A”, BAM, 4%, 2/01/2026	350,000	365,703
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2022	320,000	324,745
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2023	375,000	388,210
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2024	700,000	738,368
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2025	265,000	281,713
Lancaster County, PA, Pequea Valley School District, 1%, 5/15/2022	225,000	224,978
Lancaster County, PA, Pequea Valley School District, 2%, 5/15/2023	175,000	174,860
Lancaster County, PA, Pequea Valley School District, 3%, 5/15/2024	225,000	226,864
Lancaster County, PA, Pequea Valley School District, 1.5%, 5/15/2025	125,000	117,845
Lancaster County, PA, Pequea Valley School District, 4%, 5/15/2025	100,000	103,700
Lancaster County, PA, Pequea Valley School District, 1.5%, 5/15/2026	150,000	138,553
Lancaster County, PA, Pequea Valley School District, 4%, 5/15/2026	75,000	78,517
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2022	695,000	704,484
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2024	465,000	490,278
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2025	630,000	675,490
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2026	820,000	893,149
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2027	1,000,000	1,102,876
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2028	705,000	786,714
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 4%, 10/01/2030	450,000	469,206
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 4%, 10/01/2031	500,000	520,132
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2023	770,000	785,277
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2024	1,015,000	1,042,224
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2025	525,000	543,804
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2025	500,000	500,104

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2026	$550,000	$ 574,213
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2027	570,000	598,630
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2028	595,000	628,192
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2028	1,315,000	1,297,376
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2029	410,000	430,181
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2029	525,000	521,045
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2030	425,000	444,000
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2031	440,000	457,694
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2032	460,000	476,214
Lancaster, PA, School District General Obligation, “B”, AGM, 4%, 6/01/2022	805,000	806,675
Lancaster, PA, School District General Obligation, “B”, AGM, 4%, 6/01/2023	450,000	458,565
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 3%, 3/01/2023	1,000,000	1,007,554
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 4%, 3/01/2024	500,000	511,272
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 4%, 3/01/2025	805,000	830,246
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 4%, 3/01/2027	500,000	523,755
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 4%, 3/01/2028	500,000	526,162
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 3%, 3/01/2029	500,000	496,305
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 3%, 3/01/2030	500,000	493,924
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2022	1,345,000	1,328,031
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2023	1,060,000	1,013,592
Luzerne County, PA, “A”, AGM, 5%, 12/15/2023	400,000	416,318
Luzerne County, PA, “A”, AGM, 5%, 12/15/2024	410,000	432,365
Luzerne County, PA, “A”, AGM, 5%, 12/15/2026	370,000	402,918
Luzerne County, PA, “A”, AGM, 5%, 12/15/2029	930,000	1,035,802
Luzerne County, PA, Industrial Development Authority, Tax Exempt Guaranteed Lease Rev., AGM, 5%, 12/15/2025	1,000,000	1,072,465
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, “B”, BAM, 5%, 8/01/2028	1,540,000	1,692,210
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, “A”, AGM, 2%, 3/01/2029	1,135,000	1,048,849
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, Taxable, “B”, AGM, 1.039%, 3/01/2025	515,000	480,463

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, Taxable, “B”, AGM, 1.229%, 3/01/2026	$1,250,000	$ 1,140,707
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, Taxable, “B”, AGM, 1.47%, 3/01/2027	1,000,000	897,251
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), “A”, BAM, 5%, 7/01/2022	500,000	502,972
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), “A”, BAM, 5%, 7/01/2024	1,000,000	1,049,047
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), “A”, BAM, 5%, 7/01/2025	500,000	533,415
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), “A”, BAM, 5%, 7/01/2026	600,000	650,991
Monroeville, PA, Finance Authority University of Pittsburgh Medical Centry Rev., “B”, 5%, 2/15/2024 (w)	1,115,000	1,163,555
Monroeville, PA, Finance Authority University of Pittsburgh Medical Centry Rev., “B”, 5%, 2/15/2028 (w)	1,600,000	1,769,378
Montgomery County, PA, Higher Education & Health Authority Rev. (AICUP Financing Program - Gwynedd Mercy University Project), 4%, 5/01/2036 (Put Date 5/01/2023)	1,145,000	1,157,526
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2029	1,000,000	1,125,881
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2030	1,350,000	1,515,767
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2031	2,355,000	2,635,501
Northampton and Lehigh Counties, PA, Bethlehem Area School District, “A”, 5%, 2/01/2025	4,575,000	4,888,844
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 3%, 1/01/2024	865,000	868,698
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2026	110,000	113,141
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “B-2”, 0.3%, 4/01/2049 (Put Date 7/15/2022)	1,090,000	1,086,450
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.16%, 6/01/2041 (Put Date 6/03/2024)	3,315,000	3,297,194
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 0.58%, 8/01/2037 (Put Date 8/01/2024)	1,145,000	1,078,148

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2026	$2,050,000	$ 2,174,213
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2026	475,000	508,453
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	2,700,000	2,856,880
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	350,000	376,200
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2028	550,000	596,010
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	230,000	248,701
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	535,000	584,421
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, 5%, 5/01/2022	420,000	420,000
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2023	540,000	555,515
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2024	340,000	355,787
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2025	350,000	372,707
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2026	550,000	595,622
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2028	825,000	916,006
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2029	1,500,000	1,685,065
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2030	2,250,000	2,553,118
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 2/15/2023	475,000	486,700
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 2/15/2024	750,000	785,925
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.55%, 10/01/2022	3,190,000	3,199,439
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.8%, 4/01/2024	1,110,000	1,109,955
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033	3,350,000	3,450,320
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2025	750,000	810,507

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2026	$740,000	$ 813,102
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 4/01/2028	950,000	1,061,989
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 4/01/2029	100,000	110,915
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2029	450,000	501,397
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2022	660,000	668,952
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2023	515,000	527,745
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2023	1,025,000	1,059,628
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2024	485,000	505,157
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2024	805,000	845,293
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2025	575,000	608,248
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2025	1,090,000	1,162,476
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2026	1,105,000	1,186,487
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2026	2,250,000	2,433,242
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2027	2,285,000	2,482,275
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2027	2,120,000	2,315,903
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “116A”, 3%, 4/01/2023	525,000	527,161
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.2%, 10/01/2028	3,550,000	3,499,513
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2022	400,000	401,610
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2023	175,000	180,421
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2024	320,000	335,809

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2025	$375,000	$ 400,441
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2026	460,000	499,118
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2027	325,000	357,130
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2028	545,000	606,011
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2023	500,000	512,062
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2024	560,000	585,913
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2025	675,000	717,029
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2026	800,000	863,919
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2027	715,000	782,616
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2028	750,000	831,163
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 4%, 3/01/2029	850,000	895,091
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 4%, 3/01/2030	640,000	669,986
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2022	255,000	257,777
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2023	280,000	287,118
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2024	300,000	310,559
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2026	250,000	263,797
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2027	480,000	509,096
Philadelphia, PA, Authority for Industrial Development City Agreement Rev. (Cultural and Commercial Corridors Program), “A”, 5%, 12/01/2024	5,675,000	5,980,592
Philadelphia, PA, School District, 5%, 9/01/2022	5,790,000	5,855,923
Philadelphia, PA, School District, 5%, 9/01/2023	2,500,000	2,586,700

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, School District, “A”, 5%, 9/01/2023	$1,050,000	$ 1,086,414
Philadelphia, PA, School District, “A”, 5%, 9/01/2025	1,000,000	1,068,321
Philadelphia, PA, School District, “A”, 5%, 9/01/2026	635,000	689,404
Philadelphia, PA, School District, “A”, 5%, 9/01/2026	1,370,000	1,487,377
Philadelphia, PA, School District, “A”, 5%, 9/01/2027	1,850,000	2,035,358
Philadelphia, PA, School District, “F”, 5%, 9/01/2026	5,000,000	5,428,381
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 7/01/2022	1,510,000	1,519,175
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 4%, 2/01/2024	1,700,000	1,743,225
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 4%, 2/01/2025	1,870,000	1,929,279
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 5%, 2/01/2026	2,000,000	2,152,314
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 5%, 2/01/2027	2,250,000	2,453,554
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 5%, 2/01/2028	2,590,000	2,851,751
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 5%, 2/01/2029	2,750,000	3,053,965
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 5%, 2/01/2030	2,925,000	3,266,602
Pittsburgh and Allegheny, PA, Sports and Exhibition Authority Hotel Room Rev., “B”, AGM, 5%, 2/01/2028 (w)	2,050,000	2,257,177
Pittsburgh and Allegheny, PA, Sports and Exhibition Authority Hotel Room Rev., “B”, AGM, 5%, 2/01/2029 (w)	1,325,000	1,471,456
South Wayne County, PA, Water & Sewer Authority Rev., BAM, 2%, 2/15/2023	200,000	199,944
Wayne County, PA, County Guaranteed Hospital Rev. (Wayne Memorial Hospital Project), “A”, 5%, 7/01/2030	500,000	544,237
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2024	1,250,000	1,301,950
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2025	1,000,000	1,059,833
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2027	1,000,000	1,097,474
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2022	480,000	481,461
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2025	1,605,000	1,663,261
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2022	415,000	417,206
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2023	805,000	822,717
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2024	745,000	765,832

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2025	$750,000	$ 777,862
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2026	1,130,000	1,178,675
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2027	1,170,000	1,228,053
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2028	1,100,000	1,159,361
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2022	50,000	50,011
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2023	280,000	281,745
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2024	440,000	444,881
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2025	625,000	632,834
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2026	150,000	151,502
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), “A”, 4%, 7/01/2025	405,000	420,890
		$ 302,336,293
Puerto Rico - 1.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$1,650,000	$ 1,660,689
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AGM, 5.25%, 7/01/2022	4,070,000	4,081,551
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NPFG, 5.25%, 7/01/2024	740,000	753,597
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	1,521,000	1,661,156
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	335,000	338,574
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 5%, 7/01/2023	1,365,000	1,389,366
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	3,930,000	3,971,934
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 5.25%, 7/01/2022	1,095,000	1,096,594
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 5.25%, 7/01/2023	435,000	439,374
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2024	110,000	112,281

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2025	$115,000	$ 117,385
Puerto Rico Electric Power Authority Rev., “RR”, NPFG, 5%, 7/01/2022	300,000	306,222
Puerto Rico Electric Power Authority Rev., “RR”, NPFG, 5%, 7/01/2023	370,000	377,674
Puerto Rico Electric Power Authority Rev., “RR”, NPFG, 5%, 7/01/2024	1,845,000	1,883,265
Puerto Rico Electric Power Authority Rev., “SS”, NPFG, 5%, 7/01/2023	860,000	877,836
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2024	530,000	540,992
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	25,000	25,519
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	260,000	264,641
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2023	1,075,000	1,094,189
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2024	1,310,000	1,333,384
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2025	195,000	200,137
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	460,000	473,242
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	75,000	75,354
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	390,000	391,152
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	135,000	136,851
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.5%, 7/01/2034	207,000	211,769
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	718,000	613,251
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	15,340,000	12,258,214
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	16,249,000	12,058,640
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	245,000	250,081
		$ 48,994,914

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - 1.0%
Cranston, RI, General Obligation Anticipation Notes, 1%, 8/23/2022	$3,500,000	$ 3,495,168
Rhode Island Health and Educational Building Corp. Rev. (Lifespan Obligated Group), 5%, 5/15/2026	5,000,000	5,422,052
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev. (Providence College), “B”, 5%, 11/01/2022	385,000	391,379
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev. (Providence College), “B”, 5%, 11/01/2023	400,000	416,066
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev. (Providence College), “B”, 5%, 11/01/2024	430,000	455,705
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev. (Providence College), “B”, 5%, 11/01/2025	450,000	485,230
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev. (Providence College), “B”, 5%, 11/01/2026	470,000	514,873
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev., (Providence College), “B”, 5%, 11/01/2027	245,000	272,055
Rhode Island Housing and Mortgage Finance Corp., Home Ownership Opportunity, “76-A”, 5%, 10/01/2026	300,000	329,636
Rhode Island Housing and Mortgage Finance Corp., Home Ownership Opportunity, “76-A”, 5%, 10/01/2027	435,000	484,357
Rhode Island Housing and Mortgage Finance Corp., Home Ownership Opportunity, “76-A”, 5%, 4/01/2028	475,000	530,994
Rhode Island Housing and Mortgage Finance Corp., Home Ownership Opportunity, Taxable, “76-T”, 0.96%, 4/01/2023	200,000	197,255
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2025	600,000	643,709
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2026	875,000	951,935
Rhode Island Student Loan Authority, Education Loan Rev., Federally Taxable, “1”, 4.125%, 12/01/2041 (w)	5,000,000	4,869,750
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2022	550,000	560,129
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 4%, 12/01/2025	2,005,000	2,055,414
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2026	950,000	1,027,603
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2027	800,000	873,294

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - continued
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2028	$1,000,000	$ 1,102,397
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	700,000	692,392
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2024	765,000	808,149
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2025	1,000,000	1,072,849
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2026	1,125,000	1,223,916
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2027	2,130,000	2,338,841
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2028	1,185,000	1,312,998
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2029	1,250,000	1,395,665
		$ 33,923,811
South Carolina - 1.1%
Charleston County, SC, Transportation Sales Tax, 5%, 11/01/2022	$3,095,000	$ 3,147,364
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	4,545,000	4,612,049
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2023	1,300,000	1,355,137
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2025	900,000	955,524
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2025	1,005,000	1,076,575
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2026	715,000	771,497
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2026	420,000	456,727
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2027	730,000	797,777
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2027	315,000	346,336
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2028	550,000	606,856
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2028	610,000	676,844
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2029	300,000	333,638

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - continued
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2029	$535,000	$ 598,036
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2030	305,000	340,779
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.067%, 12/01/2022	2,515,000	2,503,098
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.208%, 12/01/2023	3,205,000	3,123,482
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.368%, 12/01/2024	5,000,000	4,778,237
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.468%, 12/01/2025	6,850,000	6,433,255
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2024	1,000,000	1,057,685
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2025	1,500,000	1,615,632
Williamsburg County, SC, General Obligation Rev. (Capital Projects Sales & Use Tax), “B”, BAM, 5%, 3/01/2026	1,680,000	1,830,173
		$ 37,416,701
South Dakota - 0.3%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable, 0.586%, 6/01/2022	$3,250,000	$ 3,246,420
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable, 0.706%, 6/01/2023	4,250,000	4,160,753
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable, 0.961%, 6/01/2024	3,425,000	3,257,234
		$ 10,664,407
Tennessee - 1.8%
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2025	$545,000	$ 555,239
Knox County, TN, Health, Educational & Housing Facility Board Rev. (East Tennessee Children's Hospital), 5%, 11/15/2029	1,175,000	1,316,700
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2023	850,000	871,424
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2024	750,000	782,025
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2025	2,350,000	2,491,959
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2027	265,000	289,647
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2028	500,000	543,184

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2028	$490,000	$ 530,006
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2029	1,450,000	1,571,483
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	7,750,000	8,562,597
Memphis-Shelby County, TN, Airport Authority Refunding Rev., “C”, 5%, 7/01/2022	200,000	201,025
Memphis-Shelby County, TN, Airport Authority Refunding Rev., “C”, 5%, 7/01/2023	750,000	770,275
Memphis-Shelby County, TN, Airport Authority Refunding Rev., “C”, 5%, 7/01/2024	850,000	886,404
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2025	2,750,000	2,905,569
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2026	175,000	187,243
Memphis-Shelby County, TN, Airport Authority Rev., “B”, 5%, 7/01/2023	1,750,000	1,797,307
Memphis-Shelby County, TN, Airport Authority Rev., “B”, 5%, 7/01/2024	4,000,000	4,171,315
Memphis-Shelby County, TN, Airport Authority Rev., “B”, 5%, 7/01/2025	2,500,000	2,641,426
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 4%, 11/01/2049 (Put Date 11/01/2025)	18,380,000	18,735,980
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2025	1,350,000	1,445,721
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 1/01/2026	1,290,000	1,392,400
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2026	1,795,000	1,952,701
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 1/01/2027	1,885,000	2,060,874
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2027	1,405,000	1,544,771
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 1/01/2028	1,930,000	2,130,572
		$ 60,337,847

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - 5.8%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2022	$350,000	$ 353,347
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2023	325,000	336,457
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2024	325,000	342,784
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2025	400,000	429,865
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2026	400,000	436,507
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2027	525,000	582,168
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2025	2,790,000	2,881,359
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2024	1,200,000	1,210,316
Bexar County, TX, Venue Project Rev., Taxable, AGM, 0.331%, 8/15/2022	565,000	563,121
Bexar County, TX, Venue Project Rev., Taxable, AGM, 0.461%, 8/15/2023	500,000	485,903
Bexar County, TX, Venue Project Rev., Taxable, AGM, 0.76%, 8/15/2024	455,000	430,091
Bexar County, TX, Venue Project Rev., Taxable, AGM, 1.082%, 8/15/2025	720,000	666,809
Bexar County, TX, Venue Project Rev., Taxable, AGM, 1.272%, 8/15/2026	315,000	286,545
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2023	1,070,000	1,092,866
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2023	750,000	766,028
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2024	1,025,000	1,060,427
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2025	985,000	1,029,333
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2026	940,000	990,831
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2026	1,005,000	1,059,346
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2027	805,000	853,020
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	710,000	753,917

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	$1,340,000	$ 1,422,885
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	495,000	526,615
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	1,440,000	1,531,969
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 3%, 4/01/2039	45,000	45,013
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 1.075%, 4/01/2023	350,000	344,534
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 1.305%, 4/01/2024	375,000	359,265
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 1.674%, 4/01/2025	250,000	235,098
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 1.974%, 4/01/2026	375,000	348,230
Brownsville, TX, General Obligation, Refunding, 5%, 2/15/2023	230,000	235,247
Brownsville, TX, General Obligation, Refunding, 5%, 2/15/2025	475,000	506,006
Brownsville, TX, General Obligation, Refunding, 5%, 2/15/2027	525,000	577,475
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2025	950,000	1,003,039
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2026	1,000,000	1,072,751
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2027	1,000,000	1,078,766
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2029	1,100,000	1,177,556
Bryan, TX, Electric System Rev., “A”, AGM, 5%, 7/01/2022	235,000	236,409
Bryan, TX, Electric System Rev., “A”, AGM, 5%, 7/01/2023	200,000	206,501
Bryan, TX, Electric System Rev., “A”, AGM, 5%, 7/01/2024	265,000	278,912
Bryan, TX, Electric System Rev., “A”, AGM, 5%, 7/01/2025	310,000	332,663
Bryan, TX, Electric System Rev., “A”, AGM, 5%, 7/01/2026	330,000	360,487
Capital Area, TX, Housing Finance Corp., Multi-Family Housing Rev. (Grand Ave. Flats), 0.29%, 8/01/2039 (Put Date 8/01/2024)	2,370,000	2,239,267
Central Texas Regional Mobility Authority, “F”, 5%, 1/01/2025	4,000,000	4,140,144
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., BAM, 3%, 12/01/2022	595,000	599,288
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., BAM, 3%, 12/01/2023	250,000	252,470
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., BAM, 3%, 12/01/2024	190,000	191,935
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., BAM, 3%, 12/01/2025	170,000	171,822
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., BAM, 4%, 12/01/2026	175,000	183,708
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., “A”, BAM, 3%, 12/01/2022	460,000	463,235

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Clear Brook City, TX, Municipal Utility District, AGM, 4%, 2/01/2028	$275,000	$ 288,263
Clear Brook City, TX, Municipal Utility District (Tax Fire Protection), “A”, BAM, 4%, 2/01/2025	800,000	825,146
Clear Brook City, TX, Municipal Utility District (Tax Fire Protection), “A”, BAM, 4%, 2/01/2026	800,000	830,972
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 4%, 8/15/2023	900,000	919,140
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2024	600,000	632,421
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2026	1,475,000	1,601,532
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	1,095,000	1,079,988
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4.5%, 9/01/2023	455,000	467,703
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4.5%, 9/01/2025	490,000	517,668
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4.5%, 9/01/2026	505,000	541,039
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4.5%, 9/01/2027	525,000	558,411
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4%, 9/01/2028	415,000	430,440
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 5%, 9/01/2023	525,000	542,019
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2023	220,000	225,546
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2024	205,000	214,373
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2025	410,000	437,954
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2026	435,000	473,221
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2027	310,000	342,702
El Paso, TX, General Obligation, 4%, 8/15/2029	1,440,000	1,504,098
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2022	200,000	201,035
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2023	125,000	127,497
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2024	110,000	113,242
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2024	155,000	159,569
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2025	120,000	124,720
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2025	150,000	155,899
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2026	180,000	188,334
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2026	215,000	224,955
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2027	140,000	147,153
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2027	240,000	252,263
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2028	145,000	152,406
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2028	210,000	220,726

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2029	$175,000	$ 184,614
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2030	185,000	195,648
Fort Bend County, TX, Independent School District, Variable Rate Unlimited Tax School Building, “B”, 3%, 8/01/2052 (Put Date 8/01/2023) (w)	3,855,000	3,877,529
Fort Bend County, TX, Municipal Utility District No. 134B, AGM, 3%, 3/01/2024	585,000	590,648
Fort Bend County, TX, Toll Road Rev. Senior Lien, BAM, 5%, 3/01/2023	400,000	410,351
Fort Bend County, TX, Toll Road Rev. Senior Lien, BAM, 5%, 3/01/2024	680,000	710,844
Fort Bend County, TX, Toll Road Rev. Senior Lien, BAM, 5%, 3/01/2025	715,000	762,135
Galveston, TX, Public Facility Corp., Multi-Family Housing Rev. (Oleanders At Broadway), HUD Section 8, 0.47%, 8/01/2025 (Put Date 8/01/2024)	4,935,000	4,651,124
Garland, TX, Electric Utility System Rev., Taxable (Dallas, Collin and Rockwall Counties), “B”, 0.459%, 3/01/2023	295,000	290,792
Garland, TX, Electric Utility System Rev., Taxable (Dallas, Collin and Rockwall Counties), “B”, 0.723%, 3/01/2024	600,000	575,526
Garland, TX, Electric Utility System Rev., Taxable (Dallas, Collin and Rockwall Counties), “B”, 1.068%, 3/01/2025	800,000	752,318
Greater Texas Cultural Education Facilities Finance Corp. Rev. (Epicenter Multipurpose Facilities Project), “A”, 5%, 3/01/2026	440,000	477,488
Greater Texas Cultural Education Facilities Finance Corp. Rev. (Epicenter Multipurpose Facilities Project), “A”, 5%, 3/01/2027	470,000	517,788
Greater Texas Cultural Education Facilities Finance Corp. Rev. (Epicenter Multipurpose Facilities Project), “A”, 5%, 3/01/2028	510,000	568,659
Greater Texas Cultural Education Facilities Finance Corp. Rev. (Epicenter Multipurpose Facilities Project), “A”, 5%, 3/01/2029	450,000	507,526
Greater Texas Cultural Education Facilities Finance Corp. Rev. (Epicenter Multipurpose Facilities Project), “A”, 5%, 3/01/2030	475,000	540,956
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 5%, 10/01/2027	6,000,000	6,674,397
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 5%, 10/01/2028	9,000,000	10,132,570
Harris County, TX, Morton Road Municipal Utility District, BAM, 3%, 9/01/2023	200,000	201,765
Harris County, TX, Morton Road Municipal Utility District, BAM, 3%, 9/01/2025	265,000	268,243
Harris County, TX, Morton Road Municipal Utility District, BAM, 3%, 9/01/2026	300,000	304,147
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2023	530,000	529,795
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2024	530,000	523,453

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2025	$530,000	$ 516,323
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2026	530,000	509,576
Horizon, TX, Regional Municipal Utility District, BAM, 3%, 2/01/2023	565,000	569,470
Horizon, TX, Regional Municipal Utility District, BAM, 3%, 2/01/2024	590,000	594,795
Horizon, TX, Regional Municipal Utility District, BAM, 3%, 2/01/2025	410,000	412,457
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	710,000	722,415
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), “A”, 5%, 7/01/2027	355,000	375,806
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	490,000	518,840
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2024	4,475,000	4,666,658
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2025	1,000,000	1,056,570
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2026	3,000,000	3,214,725
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2022	180,000	181,458
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2023	180,000	184,141
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2024	255,000	262,421
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2025	230,000	238,980
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2026	280,000	293,256
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2029	440,000	466,416
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2030	445,000	472,423
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2031	400,000	425,108
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2022	500,000	505,477
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2023	550,000	568,488
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2024	575,000	604,484
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2026	1,100,000	1,192,379

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2024	$250,000	$ 263,665
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2025	500,000	536,812
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2028	350,000	374,754
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2025	130,000	137,144
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2026	150,000	160,120
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2028	225,000	244,509
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2029	275,000	300,830
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2030	185,000	201,576
Lone Star College System, TX, 5%, 2/15/2027	3,750,000	4,080,301
Lower Colorado River Authority Transmission Contract Refunding Rev. (LCRA Transmission Services Corp. Project), 5%, 5/15/2023	1,195,000	1,229,752
Lower Colorado River Authority Transmission Contract Refunding Rev. (LCRA Transmission Services Corp. Project), 5%, 5/15/2024	1,120,000	1,174,505
Lower Colorado River Authority Transmission Contract Refunding Rev. (LCRA Transmission Services Corp. Project), 5%, 5/15/2025	1,550,000	1,653,119
Matagorda County, TX, Navigation District 1, Pollution Control Refunding Rev. (Central Power & Light Co. Project), 0.9%, 5/01/2030 (Put Date 9/01/2023)	1,360,000	1,331,576
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 2.6%, 11/01/2029	3,000,000	2,780,605
North Central, TX, Housing Finance Corp., Multifamily Housing Rev. (Bluebonnet Ridge Apartments), 0.375%, 8/01/2040 (Put Date 8/01/2024)	3,150,000	2,962,369
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5%, 6/01/2024	1,915,000	2,018,401
North Texas Tollway Authority System Refunding Rev., “B”, 5%, 1/01/2028	3,580,000	3,977,653
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2023	565,000	578,381
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2024	250,000	261,259
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2025	500,000	532,083
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2026	375,000	406,337
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2027	350,000	384,819
Port Beaumont, TX, Navigation District of Jefferson County Dock & Wharf Facilities Rev. (Jefferson Gulf Coast Energy Project), “A”, 1.875%, 1/01/2026 (n)	850,000	794,548

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Prosper, TX, Independent School District, School Building, Texas PSF, 5%, 2/15/2029	$600,000	$ 684,251
Prosper, TX, Independent School District, School Building, Texas PSF, 5%, 2/15/2030	700,000	795,717
Regents of the University of North Texas Rev. Financing System, “A”, 5%, 4/15/2026	1,000,000	1,086,424
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2024	1,595,000	1,663,312
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2025	1,015,000	1,072,419
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2026	1,690,000	1,810,962
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2027	1,870,000	2,018,783
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2028	565,000	615,311
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2022	1,405,000	1,412,429
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2023	1,100,000	1,131,013
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2024	860,000	896,833
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2025	1,600,000	1,690,513
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2026	1,250,000	1,337,454
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2027	2,750,000	2,968,799
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, 5%, 8/15/2022	1,160,000	1,171,733
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2022	1,460,000	1,477,026
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2024	515,000	540,198
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2025	1,675,000	1,776,104
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2023	145,000	149,782
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2024	135,000	142,001
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2025	140,000	149,800
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2026	250,000	271,390
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2029	200,000	223,195
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2030	250,000	280,481
Texas Department of Housing & Community Affairs, Multi-Family Housing Rev. (Scott Street Lofts), 0.7%, 8/01/2040 (Put Date 8/01/2023)	5,000,000	4,888,209

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 1/01/2027	$275,000	$ 302,804
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 7/01/2027	300,000	332,880
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 1/01/2028	300,000	334,319
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 7/01/2028	300,000	336,455
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 1/01/2029	215,000	241,029
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 7/01/2029	150,000	168,594
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 1/01/2030	220,000	248,513
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 7/01/2030	225,000	255,192
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2022	2,500,000	2,537,745
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2032	12,000,000	13,035,866
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), 5%, 5/01/2022	300,000	300,000
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), 5%, 5/01/2023	270,000	277,218
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), 5%, 5/01/2024	370,000	385,346
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), 5%, 5/01/2025	500,000	528,304
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), “A”, 5%, 5/01/2026	395,000	422,670
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2028	135,000	105,873
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2029	500,000	375,463
Texas Water Development Board, Water Implementation Rev., 4%, 10/15/2022	500,000	505,671
Texas Water Development Board, Water Implementation Rev., 4%, 10/15/2023	435,000	446,687
Texas Water Development Board, Water Implementation Rev., 5%, 10/15/2024	1,100,000	1,167,388
Texas Water Development Board, Water Implementation Rev., 5%, 4/15/2026	535,000	584,597

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Trinity River, TX, Public Facility Corp., Multi-Family Housing Rev. (Cowan Place Apartments), 0.28%, 10/01/2024	$10,000,000	$ 9,634,160
Viridian, TX, Municipal Management District, Road Improvement Rev., AGM, 3%, 12/01/2024	400,000	403,276
Viridian, TX, Municipal Management District, Road Improvement Rev., AGM, 3%, 12/01/2025	590,000	595,520
Viridian, TX, Municipal Management District, Road Improvement Rev., AGM, 3%, 12/01/2026	615,000	618,322
Viridian, TX, Municipal Management District, Road Improvement Rev., AGM, 3%, 12/01/2027	500,000	501,442
Waco, TX, 5%, 2/01/2027	3,220,000	3,566,969
Wichita County, TX, Wichita Falls Independent School District, Texas PSF, 4%, 2/01/2024	1,000,000	1,028,886
Wichita County, TX, Wichita Falls Independent School District, Texas PSF, 4%, 2/01/2025	700,000	729,161
		$ 200,643,354
U.S. Virgin Islands - 0.1%
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2025	$1,245,000	$ 1,280,989
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2023 (n)	1,500,000	1,540,882
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2024 (n)	1,500,000	1,561,052
		$ 4,382,923
Utah - 0.4%
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2025	$1,990,000	$ 2,102,575
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2026	1,200,000	1,283,955
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2028	5,000,000	5,419,189
Utah County, UT, Hospital Rev. (IHC Health Services, Inc.), “B-2”, 5%, 5/15/2060 (Put Date 8/01/2026)	5,000,000	5,438,234
		$ 14,243,953
Vermont - 0.7%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/2022	$550,000	$ 553,167
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2023	525,000	539,322
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	1,010,000	1,053,523

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Vermont - continued
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	$775,000	$ 808,396
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2025	360,000	380,664
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	1,470,000	1,572,547
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	775,000	829,064
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	140,000	149,766
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	775,000	824,444
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,082,534
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,082,534
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	425,000	460,077
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,600,000	1,741,761
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,735,000	1,888,722
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	525,000	571,515
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,640,000	1,788,725
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,450,000	1,581,494
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2030	1,000,000	1,094,658
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2022	1,420,000	1,425,935
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2023	1,000,000	1,026,721
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	850,000	885,738
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2025	875,000	925,224
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	2,100,000	2,245,659
		$ 24,512,190

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - 0.7%
Amelia County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	$505,000	$ 453,548
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2024	775,000	812,845
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2025	475,000	507,190
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2027	1,025,000	1,128,000
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	235,000	210,566
Gloucester County, VA, Industrial Development Authority Rev. (Waste Management Disposal Services of Virginia, Inc.), “A”, 3%, 9/01/2038 (Put Date 5/02/2022)	4,350,000	4,349,995
King George County, VA, Industrial Development Authority Solid Waste Disposal Rev. (King George Landfill, Inc. Project), “A”, 2.5%, 6/01/2023	545,000	544,005
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “B”, 0.75%, 11/01/2035 (Put Date 9/02/2025)	2,340,000	2,167,023
Virginia Beach, VA, Development Authority Residential Care Facility Refunding Rev. (Westminster-Canterbury on Chesapeake Bay), 5%, 9/01/2029	95,000	101,320
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2022	200,000	200,493
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2023	225,000	230,475
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2024	300,000	311,364
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2025	350,000	368,082
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2026	400,000	424,393
Virginia Housing Development Authority Rev., Rental Housing, “A”, 1.9%, 3/01/2023	505,000	505,003
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 8/01/2023	4,000,000	4,144,438
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2022	750,000	760,484
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 5%, 1/01/2023	425,000	431,885
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 5%, 1/01/2024	500,000	516,860

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Wise County, VA, Industrial Development Authority, Solid Waste & Sewage Disposal Rev. (Virginia Electric and Power Co. Project), “A”, 0.75%, 10/01/2040 (Put Date 9/02/2025)	$2,700,000	$ 2,500,411
Wise County, VA, Industrial Development Authority, Solid Waste and Sewage Disposal Rev. (Virginia Electric and Power Co. Project), “A”, 1.2%, 11/01/2040 (Put Date 5/31/2024)	4,555,000	4,402,412
		$ 25,070,792
Washington - 1.7%
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2022	$2,000,000	$ 2,011,725
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2023	1,500,000	1,547,531
Everett, WA, Housing Authority Multi-Family Rev. (Baker Heights Legacy), 0.3%, 9/01/2024 (Put Date 9/01/2023)	4,000,000	3,864,479
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation, 3.5%, 12/15/2023	1,410,000	1,410,419
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation, 4%, 12/15/2028	4,015,000	4,037,104
Pierce County, WA, “A”, 5%, 7/01/2022	3,290,000	3,310,153
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “C”, 5%, 8/01/2022	3,330,000	3,358,970
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “C”, 5%, 8/01/2023	4,025,000	4,155,223
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), FNMA, 5%, 6/01/2022	1,740,000	1,745,049
Port Tacoma, WA, Refunding Rev., “A”, 5%, 12/01/2028	125,000	138,972
Seattle, WA, Housing Authority Rev. (Lam Bow Apartments Project), 1.25%, 6/01/2024	1,500,000	1,455,381
Seattle, WA, Housing Authority Rev. (Northgate Plaza Project), 1%, 6/01/2026	3,070,000	2,861,191
Seattle, WA, Port Intermediate Lien Rev., “C”, 5%, 8/01/2024	3,600,000	3,779,460
Seattle, WA, Port Intermediate Lien Rev., “C”, 5%, 8/01/2025	1,825,000	1,942,231
Seattle, WA, Port Intermediate Lien Rev., “C”, 5%, 8/01/2026	2,315,000	2,492,894
Seattle, WA, Port Rev., 5%, 4/01/2025	1,750,000	1,854,707
Seattle, WA, Port Rev., 5%, 4/01/2026	3,000,000	3,215,503
Seattle, WA, Port Rev., 5%, 4/01/2030	9,685,000	10,643,970
Seattle, WA, Port Rev., 5%, 4/01/2031	3,500,000	3,835,055
		$ 57,660,017

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
West Virginia - 0.5%
Parkersburg, WV, Waterworks & Sewerage System Refunding Rev., “A”, BAM, 3%, 8/01/2022	$250,000	$ 250,924
Parkersburg, WV, Waterworks & Sewerage System Refunding Rev., “A”, BAM, 3%, 8/01/2023	400,000	403,339
Parkersburg, WV, Waterworks & Sewerage System Refunding Rev., “A”, BAM, 3%, 8/01/2025	200,000	202,037
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheel Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	7,535,000	7,362,634
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 2.55%, 3/01/2040 (Put Date 4/01/2024)	4,000,000	3,985,051
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), “A”, 0.625%, 12/01/2038 (Put Date 12/15/2025)	1,915,000	1,768,605
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), “A”, 1%, 1/01/2041 (Put Date 9/01/2025)	1,510,000	1,421,303
		$ 15,393,893
Wisconsin - 1.0%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2028	$265,000	$ 210,235
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2029	365,000	277,428
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2030	550,000	400,106
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2028	1,055,000	831,548
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2029	1,050,000	792,135
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2030	1,095,000	789,867
Wisconsin Health & Educational Facilities Authority Rev. (Advocate Aurora Health Credit Group), “C-1”, 5%, 8/15/2054 (Put Date 7/29/2026)	4,000,000	4,351,873
Wisconsin Health & Educational Facilities Authority Rev. (Marquette University), 5%, 10/01/2022	975,000	988,630
Wisconsin Health & Educational Facilities Authority Rev. (Marquette University), 5%, 10/01/2024	440,000	461,499
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “B-2”, 5%, 2/15/2051 (Put Date 2/15/2027)	4,000,000	4,338,096

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2023	$125,000	$ 125,408
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2024	160,000	160,786
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2025	210,000	211,098
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2026	345,000	345,102
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2027	360,000	357,867
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2028	375,000	367,721
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2029	390,000	379,083
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 3%, 8/15/2026	4,340,000	4,368,837
Wisconsin Health & Educational Facilities Authority Rev. (Saint John's Communities, Inc. Project), 4%, 9/15/2027 (Prerefunded 9/15/2023)	865,000	881,605
Wisconsin Health & Educational Facilities Authority Rev. (Saint John's Communities, Inc. Project), “A”, 4%, 9/15/2025 (Prerefunded 9/15/2023)	500,000	509,598
Wisconsin Health & Educational Facilities Authority Rev. (Saint John's Communities, Inc. Project), “A”, 4%, 9/15/2026 (Prerefunded 9/15/2023)	685,000	698,150
Wisconsin Health & Educational Facilities Authority Rev. (Saint John's Communities, Inc. Project), “B-2”, 3%, 9/15/2022	110,000	110,116
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	415,000	416,351
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev. (Searstone CCRC Project), “B-2”, 2.25%, 6/01/2027 (n)	855,000	786,100
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2022	350,000	351,030
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2023	400,000	412,326
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2024	400,000	420,099
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2025	425,000	455,074
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2026	325,000	354,914
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2027	450,000	497,836

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2028	$725,000	$ 811,776
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2029	900,000	1,019,270
Wisconsin Public Finance Authority Hospital Rev., Taxable (UNC Health Southeastern), “B”, 0.813%, 2/01/2023	920,000	907,205
Wisconsin Public Finance Authority Hospital Rev., Taxable (UNC Health Southeastern), “B”, 1.143%, 2/01/2024	1,315,000	1,260,830
Wisconsin Public Finance Authority Hospital Rev., Taxable (UNC Health Southeastern), “B”, 1.755%, 2/01/2026	1,710,000	1,561,641
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	2,330,000	2,212,994
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2027	200,000	207,787
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2028	255,000	263,741
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2029	325,000	333,808
		$ 34,229,570
Wyoming - 0.2%
Lancaster County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2022	$250,000	$ 250,000
Lancaster County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2023	250,000	254,610
Lancaster County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2024	250,000	257,419
Lancaster County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2025	280,000	291,068
Lancaster County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2026	400,000	419,085
Lancaster County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2027	185,000	194,964
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 12/01/2022	815,000	829,961
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 6/01/2023	1,200,000	1,234,378
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 12/01/2023	635,000	659,922

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wyoming - continued
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 6/01/2024	$680,000	$ 710,930
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 12/01/2024	690,000	727,156
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 6/01/2025	695,000	737,191
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 12/01/2025	380,000	405,813
		$ 6,972,497
Total Municipal Bonds (Identified Cost, $3,432,679,257)		$ 3,316,694,950
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$4,589,000	$ 3,966,789
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	7,427,000	6,091,612
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	1,054,000	759,243
Total Bonds (Identified Cost, $11,119,962)		$ 10,817,644
Investment Companies (h) - 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 0.28% (v) (Identified Cost, $50,122,752)	50,123,210	$ 50,123,210

Other Assets, Less Liabilities - 2.0%		67,729,962
Net Assets - 100.0%		$ 3,445,365,766

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $50,123,210 and $3,327,512,594, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $56,695,304, representing 1.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

Portfolio of Investments – continued
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SOFR	Secured Overnight Financing Rate
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 4/30/22
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $3,443,799,219)	$3,327,512,594
Investments in affiliated issuers, at value (identified cost, $50,122,752)	50,123,210
Cash	15,286
Receivables for
Investments sold	53,583,329
Fund shares sold	27,345,608
Interest and dividends	35,641,343
Other assets	6,619
Total assets	$3,494,227,989
Liabilities
Payables for
Distributions	$544,229
Investments purchased	4,350,000
Fund shares reacquired	22,394,313
When-issued investments purchased	20,463,213
Payable to affiliates
Investment adviser	91,269
Administrative services fee	4,832
Shareholder servicing costs	745,222
Distribution and service fees	19,920
Payable for independent Trustees' compensation	14
Accrued expenses and other liabilities	249,211
Total liabilities	$48,862,223
Net assets	$3,445,365,766
Net assets consist of
Paid-in capital	$3,593,434,393
Total distributable earnings (loss)	(148,068,627)
Net assets	$3,445,365,766
Shares of beneficial interest outstanding	438,901,878

Statement of Assets and Liabilities – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,351,961,810	172,103,119	$7.86
Class B	167,037	21,292	7.85
Class C	39,267,569	4,996,785	7.86
Class I	1,435,075,476	182,878,406	7.85
Class R6	618,893,874	78,902,276	7.84

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.06 [100 / 97.50 x $7.86]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Year ended 4/30/22
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$66,322,624
Dividends from affiliated issuers	75,743
Other	371
Total investment income	$66,398,738
Expenses
Management fee	$12,440,338
Distribution and service fees	4,082,799
Shareholder servicing costs	2,461,506
Administrative services fee	493,102
Independent Trustees' compensation	44,181
Custodian fee	426,422
Shareholder communications	96,281
Audit and tax fees	61,142
Legal fees	16,340
Miscellaneous	334,842
Total expenses	$20,456,953
Fees paid indirectly	(137)
Reduction of expenses by investment adviser and distributor	(1,926,223)
Net expenses	$18,530,593
Net investment income (loss)	$47,868,145
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(9,270,794)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(237,233,699)
Affiliated issuers	1
Net unrealized gain (loss)	$(237,233,698)
Net realized and unrealized gain (loss)	$(246,504,492)
Change in net assets from operations	$(198,636,347)
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	4/30/22	4/30/21
Change in net assets
From operations
Net investment income (loss)	$47,868,145	$50,892,923
Net realized gain (loss)	(9,270,794)	1,802,708
Net unrealized gain (loss)	(237,233,698)	109,315,836
Change in net assets from operations	$(198,636,347)	$162,011,467
Total distributions to shareholders	$(48,060,657)	$(49,799,360)
Change in net assets from fund share transactions	$343,430,745	$718,942,046
Total change in net assets	$96,733,741	$831,154,153
Net assets
At beginning of period	3,348,632,025	2,517,477,872
At end of period	$3,445,365,766	$3,348,632,025
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$8.40	$8.06	$8.16	$7.99	$8.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.14	$0.16	$0.18	$0.17
Net realized and unrealized gain (loss)	(0.54)	0.34	(0.09)	0.16	(0.12)
Total from investment operations	$(0.44)	$0.48	$0.07	$0.34	$0.05
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.14)	$(0.17)	$(0.17)	$(0.17)
Net asset value, end of period (x)	$7.86	$8.40	$8.06	$8.16	$7.99
Total return (%) (r)(s)(t)(x)	(5.24)	5.92	0.78	4.36	0.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	0.76	0.78	0.78	0.79
Expenses after expense reductions (f)	0.61	0.65	0.66	0.67	0.69
Net investment income (loss)	1.25	1.65	1.97	2.18	2.06
Portfolio turnover	23	18	24	32	33
Net assets at end of period (000 omitted)	$1,351,962	$1,382,963	$1,060,370	$817,277	$692,006
See Notes to Financial Statements

Financial Highlights – continued
Class B	Year ended
	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$8.39	$8.05	$8.15	$7.98	$8.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.08	$0.10	$0.12	$0.11
Net realized and unrealized gain (loss)	(0.54)	0.33	(0.10)	0.16	(0.12)
Total from investment operations	$(0.50)	$0.41	$0.00	$0.28	$(0.01)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.07)	$(0.10)	$(0.11)	$(0.11)
Net asset value, end of period (x)	$7.85	$8.39	$8.05	$8.15	$7.98
Total return (%) (r)(s)(t)(x)	(5.96)	5.15	0.03	3.59	(0.15)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	1.52	1.53	1.53	1.55
Expenses after expense reductions (f)	1.36	1.40	1.42	1.42	1.44
Net investment income (loss)	0.50	0.96	1.25	1.43	1.32
Portfolio turnover	23	18	24	32	33
Net assets at end of period (000 omitted)	$167	$188	$470	$902	$1,008

Class C	Year ended
	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$8.41	$8.06	$8.16	$7.99	$8.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.07	$0.09	$0.11	$0.10
Net realized and unrealized gain (loss)	(0.55)	0.35	(0.09)	0.17	(0.12)
Total from investment operations	$(0.52)	$0.42	$0.00	$0.28	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.07)	$(0.10)	$(0.11)	$(0.10)
Net asset value, end of period (x)	$7.86	$8.41	$8.06	$8.16	$7.99
Total return (%) (r)(s)(t)(x)	(6.16)	5.16	(0.07)	3.49	(0.25)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	1.51	1.53	1.53	1.55
Expenses after expense reductions (f)	1.46	1.50	1.52	1.52	1.54
Net investment income (loss)	0.40	0.84	1.14	1.33	1.22
Portfolio turnover	23	18	24	32	33
Net assets at end of period (000 omitted)	$39,268	$51,865	$78,365	$89,702	$105,269
See Notes to Financial Statements

Financial Highlights – continued
Class I	Year ended
	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$8.40	$8.05	$8.15	$7.98	$8.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.15	$0.18	$0.19	$0.18
Net realized and unrealized gain (loss)	(0.55)	0.35	(0.10)	0.17	(0.12)
Total from investment operations	$(0.43)	$0.50	$0.08	$0.36	$0.06
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.15)	$(0.18)	$(0.19)	$(0.18)
Net asset value, end of period (x)	$7.85	$8.40	$8.05	$8.15	$7.98
Total return (%) (r)(s)(t)(x)	(5.22)	6.21	0.92	4.52	0.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.47	0.51	0.53	0.53	0.54
Expenses after expense reductions (f)	0.46	0.50	0.52	0.52	0.54
Net investment income (loss)	1.39	1.80	2.12	2.33	2.21
Portfolio turnover	23	18	24	32	33
Net assets at end of period (000 omitted)	$1,435,075	$1,413,405	$1,128,577	$957,507	$756,720
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Year ended
	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18(i)
Net asset value, beginning of period	$8.39	$8.05	$8.15	$7.98	$8.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.15	$0.18	$0.19	$0.12
Net realized and unrealized gain (loss)	(0.55)	0.34	(0.10)	0.17	(0.21)
Total from investment operations	$(0.43)	$0.49	$0.08	$0.36	$(0.09)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.15)	$(0.18)	$(0.19)	$(0.12)
Net asset value, end of period (x)	$7.84	$8.39	$8.05	$8.15	$7.98
Total return (%) (r)(s)(t)(x)	(5.16)	6.16	1.00	4.60	(1.06)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.39	0.44	0.45	0.45	0.46(a)
Expenses after expense reductions (f)	0.38	0.43	0.44	0.44	0.45(a)
Net investment income (loss)	1.47	1.84	2.21	2.40	2.30(a)
Portfolio turnover	23	18	24	32	33
Net assets at end of period (000 omitted)	$618,894	$500,212	$249,695	$245,575	$280,725

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(i)	For Class R6, the period is from the class inception, September 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(1) Business and Organization
MFS Municipal Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is

Notes to Financial Statements  - continued
subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar

Notes to Financial Statements  - continued
securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$3,316,694,950	$—	$3,316,694,950
U.S. Corporate Bonds	—	10,817,644	—	10,817,644
Mutual Funds	50,123,210	—	—	50,123,210
Total	$50,123,210	$3,327,512,594	$—	$3,377,635,804
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities. Losses may arise due to changes in the value

Notes to Financial Statements  - continued
of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended April 30, 2022, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended April 30, 2022, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 4/30/22	Year ended 4/30/21
Ordinary income (including any short-term capital gains)	$504,606	$683,518
Tax-exempt income	47,556,051	49,115,842
Total distributions	$48,060,657	$49,799,360

Notes to Financial Statements  - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/22
Cost of investments	$3,492,957,073
Gross appreciation	10,147,829
Gross depreciation	(125,469,098)
Net unrealized appreciation (depreciation)	$ (115,321,269)
Undistributed ordinary income	1,078,774
Undistributed tax-exempt income	1,422,329
Capital loss carryforwards	(30,930,084)
Other temporary differences	(4,318,377)
Total distributable earnings (loss)	$ (148,068,627)
As of April 30, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(26,617,263)
Long-Term	(4,312,821)
Total	$(30,930,084)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 4/30/22	Year ended 4/30/21
Class A	$18,056,613	$19,992,267
Class B	974	3,428
Class C	193,411	519,396
Class I	21,290,779	22,597,830
Class R6	8,518,880	6,686,439
Total	$48,060,657	$49,799,360

Notes to Financial Statements  - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period from May 1, 2021 through July 31, 2021, the management fee was computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.40%
In excess of $2.5 billion	0.35%
Effective August 1, 2021, the management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.35%
In excess of $2.5 billion and up to $5 billion	0.30%
In excess of $5 billion	0.28%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2023. For the year ended April 30, 2022, this management fee reduction amounted to $484,419, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the year ended April 30, 2022 was equivalent to an annual effective rate of 0.33% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
		Classes
A	B	C	I	R6
0.69%	1.44%	1.54%	0.54%	0.46%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2023. For the year ended April 30, 2022, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $92,028 for the year ended April 30, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Notes to Financial Statements  - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$ 3,604,000
Class B	0.75%	0.25%	1.00%	0.90%	1,921
Class C	0.75%	0.25%	1.00%	1.00%	476,878
Total Distribution and Service Fees					$4,082,799
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2022 based on each class's average daily net assets. 0.10% of the Class A and Class B service fee is currently being waived under a written waiver arrangement. For the year ended April 30, 2022, this waiver amounted to $1,441,590 and $192, for Class A and Class B, respectively, and is included in the reduction of total expenses in the Statement of Operations. These written waiver agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until August 31, 2023. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the year ended April 30, 2022, this rebate amounted to $22 for Class A, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2022, were as follows:
Amount
Class A	$315,975
Class B	389
Class C	7,946
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended April 30, 2022, the fee was $78,433, which equated to 0.0022% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs

Notes to Financial Statements  - continued
which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended April 30, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,383,073.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended April 30, 2022 was equivalent to an annual effective rate of 0.0138% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On June 18, 2021, MFS redeemed 6,612 shares of Class R6 for an aggregate amount of $55,538.
(4) Portfolio Securities
For the year ended April 30, 2022, purchases and sales of investments, other than short-term obligations, aggregated $1,098,392,806 and $805,352,365, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 4/30/22		Year ended 4/30/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	53,787,239	$445,866,921	60,644,701	$506,124,412
Class B	9,097	76,501	23,597	195,930
Class C	807,436	6,745,174	1,180,231	9,843,424
Class I	103,404,480	851,438,832	70,121,772	585,039,438
Class R6	36,782,197	302,888,261	34,401,635	287,313,863
	194,790,449	$1,607,015,689	166,371,936	$1,388,517,067

Notes to Financial Statements  - continued
	Year ended 4/30/22		Year ended 4/30/21
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	2,036,197	$16,844,940	2,233,679	$18,645,906
Class B	116	961	405	3,373
Class C	20,198	167,238	54,551	454,836
Class I	1,964,514	16,220,701	1,956,459	16,317,924
Class R6	1,025,280	8,456,789	796,215	6,642,025
	5,046,305	$41,690,629	5,041,309	$42,064,064
Shares reacquired
Class A	(48,261,943)	$(396,693,359)	(29,913,653)	$(249,523,242)
Class B	(10,316)	(86,545)	(60,036)	(498,955)
Class C	(1,999,108)	(16,547,668)	(4,785,047)	(39,972,461)
Class I	(90,829,385)	(740,962,904)	(43,925,295)	(366,412,508)
Class R6	(18,508,512)	(150,985,097)	(6,627,311)	(55,231,919)
	(159,609,264)	$(1,305,275,573)	(85,311,342)	$(711,639,085)
Net change
Class A	7,561,493	$66,018,502	32,964,727	$275,247,076
Class B	(1,103)	(9,083)	(36,034)	(299,652)
Class C	(1,171,474)	(9,635,256)	(3,550,265)	(29,674,201)
Class I	14,539,609	126,696,629	28,152,936	234,944,854
Class R6	19,298,965	160,359,953	28,570,539	238,723,969
	40,227,490	$343,430,745	86,101,903	$718,942,046
Effective May 1, 2006, purchases of the fund's Class B shares were closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of Daily Simple SOFR plus 0.10%, the Federal Funds Effective Rate, and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its

Notes to Financial Statements  - continued
borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended April 30, 2022, the fund’s commitment fee and interest expense were $13,007 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$69,248,775	$1,027,859,200	$1,046,984,766	$—	$1	$50,123,210

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$75,743	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust IX and the Shareholders of MFS Municipal Limited Maturity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Municipal Limited Maturity Fund (the “Fund”), including the portfolio of investments, as of April 30, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights.

Report of Independent Registered Public Accounting Firm – continued
Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 15, 2022
We have served as the auditor of one or more of the MFS investment companies since 1924.

Trustees and Officers — Identification and Background
The Trustees and Officers of the Trust, as of June 1, 2022, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEES
Michael W. Roberge (k) (age 55)	Trustee	January 2021	136	Massachusetts Financial Services Company, Chairman (since January 2021); Chief Executive Officer (since January 2017); Director; Chairman of the Board (since January 2022); President (until December 2018); Chief Investment Officer (until December 2018)	N/A
INDEPENDENT TRUSTEES
John P. Kavanaugh (age 67)	Trustee and Chair of Trustees	January 2009	136	Private investor	N/A
Steven E. Buller (age 70)	Trustee	February 2014	136	Private investor	N/A
John A. Caroselli (age 67)	Trustee	March 2017	136	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)	N/A
Maureen R. Goldfarb (age 67)	Trustee	January 2009	136	Private investor	N/A
Peter D. Jones (age 66)	Trustee	January 2019	136	Private investor	N/A
James W. Kilman, Jr. (age 61)	Trustee	January 2019	136	Burford Capital Limited (finance and investment management), Senior Advisor (since May 3, 2021), Chief Financial Officer (2019 - May 2, 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016)	Alpha-En Corporation, Director (2016-2019)

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
Clarence Otis, Jr. (age 66)	Trustee	March 2017	136	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director
Maryanne L. Roepke (age 66)	Trustee	May 2014	136	Private investor	N/A
Laurie J. Thomsen (age 64)	Trustee	March 2005	136	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director

Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
Christopher R. Bohane (k) (age 48)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel
Kino Clark (k) (age 53)	Assistant Treasurer	January 2012	136	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr. (k) (age 55)	Assistant Treasurer	April 2017	136	Massachusetts Financial Services Company, Vice President (since March 2017); Deutsche Bank (financial services), Department Head - Treasurer's Office (until February 2017)
David L. DiLorenzo (k) (age 53)	President	July 2005	136	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin (k) (age 54)	Secretary and Clerk	April 2017	136	Massachusetts Financial Services Company, Executive Vice President and General Counsel (since March 2017); Harris Associates (investment management), General Counsel (until January 2017)
Brian E. Langenfeld (k) (age 49)	Assistant Secretary and Assistant Clerk	June 2006	136	Massachusetts Financial Services Company, Vice President and Senior Counsel

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
Rosa E. Licea-Mailloux(k) (age 45)	Chief Compliance Officer	March 2022	136	Massachusetts Financial Services Company, Vice President (since 2018); Director of Corporate Compliance (2018-2021), Senior Director Compliance (2021-2022), Senior Managing Director of North American Compliance & Chief Compliance Officer (since March 2022); Natixis Investment Managers (investment management), Funds Chief Compliance Officer, Deputy General Counsel & Senior Vice President (until 2018)
Amanda S. Mooradian (k) (age 43)	Assistant Secretary and Assistant Clerk	September 2018	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
Susan A. Pereira (k) (age 51)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Vice President and Assistant General Counsel
Kasey L. Phillips (k) (age 51)	Assistant Treasurer	September 2012	136	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe (k) (age 47)	Assistant Secretary and Assistant Clerk	October 2014	136	Massachusetts Financial Services Company, Vice President and Assistant General Counsel
James O. Yost (k) (age 61)	Treasurer	September 1990	136	Massachusetts Financial Services Company, Senior Vice President
(h)	Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Messrs. DiLorenzo and Yost served as Treasurer and Deputy Treasurer of the Funds, respectively.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Each Trustee (other than Messrs. Jones, Kilman and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Mr. Roberge became a Trustee of the Funds on January 1, 2021 and Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed

Trustees and Officers - continued
terms. Under the terms of the Board's retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).
Messrs. Buller, Kilman and Otis and Ms. Roepke are members of the Trust’s Audit Committee.
Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	JPMorgan Chase Bank, NA 4 Metrotech Center New York, NY 11245

Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116

Portfolio Manager(s)
Michael Dawson Jason Kosty Megan Poplowski Geoffrey Schechter

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2022 income tax forms in January 2023. The following information is provided pursuant to provisions of the Internal Revenue Code.
Of the dividends paid from net investment income during the fiscal year, 98.95% is designated as exempt interest dividends for federal income tax purposes. If the fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder’s alternative minimum tax.

Federal Tax Information (unaudited) - continued
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

rev. 3/16
FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Account transactions and transaction history
• Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?	We collect your personal information, for example, when you
• open an account or provide account information
• direct us to buy securities or direct us to sell your securities
• make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• MFS doesn't jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Annual Report
April 30, 2022
MFS®  Total Return
Bond Fund
RBF-ANN

MFS® Total Return
Bond Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and the evolving geopolitical landscape in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve has hiked rates at consecutive meetings for the first time since 2006 and raised rates by more than 0.25% for the first time since 2000. Additional half-point hikes are expected at the Fed’s next two meetings as it seeks to adopt a neutral monetary policy stance before the end of the year. Richly valued growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The number of coronavirus cases outside of Asia remains well below prior peaks, and fewer are seriously ill. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lockdowns in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team, guided by a commitment to long-term fundamental investing, seeks to uncover what we believe are the best, most durable investment ideas in markets around the world. The result — combining collective expertise, long-term discipline, and thoughtful risk management — is what we consider to be a unique global investment platform that enables us to create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
June 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure (i)
Fixed income sectors (i)
Investment Grade Corporates	32.0%
U.S. Treasury Securities	30.2%
Mortgage-Backed Securities	18.6%
Collateralized Loan Obligations	9.5%
Commercial Mortgage-Backed Securities	8.1%
High Yield Corporates	7.8%
Emerging Markets Bonds	1.9%
Municipal Bonds	1.8%
Asset-Backed Securities	0.6%
U.S. Government Agencies	0.3%
Non-U.S. Government Bonds	0.1%
Residential Mortgage-Backed Securities (o)	0.0%
Composition including fixed income credit quality (a)(i)
AAA	7.5%
AA	5.5%
A	12.7%
BBB	26.9%
BB	7.2%
B	2.0%
CCC (o)	0.0%
CC (o)	0.0%
C (o)	0.0%
U.S. Government	18.3%
Federal Agencies	18.9%
Not Rated	11.9%
Cash & Cash Equivalents	1.0%
Other	(11.9)%
Portfolio facts (i)
Average Duration (d)	6.1
Average Effective Maturity (m)	8.1 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes
2

Portfolio Composition - continued
rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of April 30, 2022.
The portfolio is actively managed and current holdings may be different.
3

Management Review
Summary of Results
For the twelve months ended April 30, 2022, Class A shares of the MFS Total Return Bond Fund (fund) provided a total return of -8.46%, at net asset value. This compares with a return of -8.51% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
Market Environment
Late in the period, just as the Omicron wave of the pandemic appeared to be receding in much of the world, markets experienced a geopolitical shock as Russia launched a full-scale invasion of neighboring Ukraine. Given Europe's heavy reliance on imported oil and gas from Russia, European markets were among the hardest hit. Global energy prices spiked in the wake of the invasion, adding to already multi-decade high levels of inflation, and non-energy commodities rose sharply as well. Both the equity and fixed income markets experienced significant upticks in volatility.
The ripple effects from the Russian invasion further complicated the mission central banks must undertake to rein in surging inflation. Energy shocks have historically resulted in global growth slowdowns, if not pullbacks, so policymakers will find themselves in the difficult position of trying to restrain inflation without tipping economies into recession. Despite the challenging macroeconomic and geopolitical environment, policymakers remain focused on corralling inflation, though investors expect varying degrees of action from the central banks. The US Federal Reserve expected to be the most hawkish developed market central bank and the European Central Bank less so, given the growth-deleting effects on Europe's economy stemming from the invasion.
Against an environment of rising labor and raw materials prices, higher interest rates and waning fiscal and monetary stimulus, investor anxiety increased over the potential that corporate profit margins may be past peak for this cycle. That said, tentative signs that some supply chain bottlenecks may be easing, low levels of unemployment across developed markets and loosening of coronavirus restrictions (outside of China) are supportive factors for the macroeconomic backdrop.
Factors Affecting Performance
Relative to the Bloomberg U.S. Aggregate Bond Index, the fund's asset allocation decisions contributed to relative performance, led by its out-of-benchmark exposure to collateralized loan obligations and a lesser-than-benchmark exposure to mortgage-backed securities (MBS). Conversely, the fund's lesser exposure to the treasury sector weakened relative results. An out-of-benchmark exposure to “BB” rated(r) issues further benefited relative results. Additionally, the fund's shorter duration(d) stance supported relative returns as interest rates generally rose over the reporting period.
Respectfully,
Portfolio Manager(s)
Alexander Mackey and Joshua Marston
4

Management Review - continued
Note to Shareholders: Effective June 30, 2021, Robert Persons is no longer a Portfolio Manager of the fund.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(r)	Securities rated “BBB”, “Baa”, or higher are considered investment grade; securities rated “BB”, “Ba”, or below are considered non-investment grade. Ratings are assigned to underlying securities utilizing ratings from Moody's, Fitch, and Standard & Poor's and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). For securities that are not rated by any of the rating agencies, the security is considered Not Rated.
The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.
5

Performance Summary THROUGH 4/30/22
The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.
Growth of a Hypothetical $10,000 Investment
6

Performance Summary  - continued
Total Returns through 4/30/22
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr
A	1/04/99	(8.46)%	1.52%	2.16%
B	12/29/00	(9.13)%	0.78%	1.40%
C	12/29/00	(9.14)%	0.68%	1.30%
I	1/04/99	(8.32)%	1.67%	2.31%
R1	4/01/05	(9.14)%	0.68%	1.30%
R2	10/31/03	(8.79)%	1.18%	1.81%
R3	4/01/05	(8.55)%	1.41%	2.06%
R4	4/01/05	(8.32)%	1.67%	2.32%
R6	5/01/06	(8.23)%	1.77%	2.41%
529A	7/31/02	(8.50)%	1.50%	2.13%
Comparative benchmark(s)
Bloomberg U.S. Aggregate Bond Index (f)	(8.51)%	1.20%	1.73%
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(12.35)%	0.64%	1.72%
B With CDSC (Declining over six years from 4% to 0%) (v)	(12.68)%	0.41%	1.40%
C With CDSC (1% for 12 months) (v)	(10.03)%	0.68%	1.30%
529A With Initial Sales Charge (4.25%)	(12.39)%	0.62%	1.69%
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
On May 30, 2012, Class W shares were redesignated Class R5 shares. Total returns for Class R5 shares prior to May 30, 2012 reflect the performance history of Class W shares which had different fees and expenses than Class R5 shares. Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.
(f)	Source: FactSet Research Systems Inc.
(v)	Assuming redemption at the end of the applicable period.
Benchmark Definition(s)
Bloomberg U.S. Aggregate Bond Index(a) – a market capitalization-weighted index that measures the performance of the U.S. investment-grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with at least one year to final maturity.
7

Performance Summary  - continued
It is not possible to invest directly in an index.
(a)	Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Notes to Performance Summary
Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.
Average annual total return represents the average annual change in value for each share class for the periods presented.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.
Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
8

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2021 through April 30, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
9

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/21	Ending Account Value 4/30/22	Expenses Paid During Period (p) 11/01/21-4/30/22
A	Actual	0.60%	$1,000.00	$903.32	$2.83
	Hypothetical (h)	0.60%	$1,000.00	$1,021.82	$3.01
B	Actual	1.35%	$1,000.00	$900.06	$6.36
	Hypothetical (h)	1.35%	$1,000.00	$1,018.10	$6.76
C	Actual	1.45%	$1,000.00	$900.40	$6.83
	Hypothetical (h)	1.45%	$1,000.00	$1,017.60	$7.25
I	Actual	0.45%	$1,000.00	$904.01	$2.12
	Hypothetical (h)	0.45%	$1,000.00	$1,022.56	$2.26
R1	Actual	1.45%	$1,000.00	$900.40	$6.83
	Hypothetical (h)	1.45%	$1,000.00	$1,017.60	$7.25
R2	Actual	0.95%	$1,000.00	$902.51	$4.48
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76
R3	Actual	0.70%	$1,000.00	$902.86	$3.30
	Hypothetical (h)	0.70%	$1,000.00	$1,021.32	$3.51
R4	Actual	0.45%	$1,000.00	$904.01	$2.12
	Hypothetical (h)	0.45%	$1,000.00	$1,022.56	$2.26
R6	Actual	0.35%	$1,000.00	$904.47	$1.65
	Hypothetical (h)	0.35%	$1,000.00	$1,023.06	$1.76
529A	Actual	0.64%	$1,000.00	$903.50	$3.02
	Hypothetical (h)	0.64%	$1,000.00	$1,021.62	$3.21
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A shares, this rebate reduced the expense ratio above by 0.02%. See Note 3 in the Notes to Financial Statements for additional information.
10

Portfolio of Investments
4/30/22
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.4%
Aerospace & Defense – 0.8%
Boeing Co., 2.196%, 2/04/2026	$26,637,000	$ 24,295,305
Boeing Co., 5.15%, 5/01/2030	7,084,000	7,027,963
Boeing Co., 5.705%, 5/01/2040	6,632,000	6,626,064
Boeing Co., 5.805%, 5/01/2050	6,457,000	6,457,371
TransDigm, Inc., 4.625%, 1/15/2029	20,143,000	17,528,036
		$ 61,934,739
Asset-Backed & Securitized – 18.2%
ACREC 2021-FL1 Ltd., “C”, FLR, 2.704% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)	$10,841,500	$ 10,687,652
ACREC 2021-FL1 Ltd., “D”, FLR, 3.204% (LIBOR - 1mo. + 2.65%), 10/16/2036 (n)	13,074,500	12,768,127
ACRES 2021-FL2 Issuer Ltd.,“C”, FLR, 3.204% (LIBOR - 1mo. + 2.65%), 1/15/2037 (z)	13,618,500	13,395,203
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 2.698% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	14,107,464	14,056,691
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS”, FLR, 2.073% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)	4,019,500	3,985,097
Arbor Realty Trust, Inc., CLO, 2019-FL2, “B”, FLR, 2.373% (LIBOR - 1mo. + 1.75%), 9/15/2034 (n)	3,215,500	3,199,976
Arbor Realty Trust, Inc., CLO, 2020-FL1, “B”, FLR, 2.423% (LIBOR - 1mo. + 1.8%), 2/15/2035 (n)	4,500,000	4,466,718
Arbor Realty Trust, Inc., CLO, 2020-FL1, “C”, FLR, 2.673% (LIBOR - 1mo. + 2.05%), 2/15/2035 (n)	15,774,500	15,630,779
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 2.554% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	4,863,500	4,801,641
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 3.504% (LIBOR - 1mo. + 2.95%), 12/15/2035 (n)	3,420,500	3,372,339
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 2.154% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)	4,735,000	4,629,518
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 2.404% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	9,870,000	9,740,841
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 2.754% (LIBOR - 1mo. + 2.2%), 8/15/2034 (n)	4,110,000	3,999,840
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 2.854% (LIBOR - 1mo. + 2.3%), 11/15/2036 (n)	14,892,500	14,675,446
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 3.267% (SOFR - 30 day + 3%), 1/15/2037 (n)	40,620,500	40,443,553
AREIT 2019-CRE3 Trust, “A”, FLR, 1.893% (LIBOR - 1mo. + 1.02%), 9/14/2036 (n)	942,493	932,458
11

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
AREIT 2019-CRE3 Trust, “B”, FLR, 2.173% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	$7,734,500	$ 7,668,819
AREIT 2019-CRE3 Trust, “C”, FLR, 2.523% (SOFR - 1mo. + 2.014%), 9/14/2036 (n)	6,751,000	6,671,250
AREIT 2019-CRE3 Trust, “D”, FLR, 3.273% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	6,243,500	6,088,817
AREIT 2022-CRE6 Trust, “B”, FLR, 2.125% (SOFR - 30 day + 1.85%), 11/17/2024 (n)	4,924,000	4,902,275
AREIT 2022-CRE6 Trust, “C”, FLR, 2.425% (SOFR - 30 day + 2.15%), 12/17/2024 (n)	10,134,500	9,934,769
AREIT 2022-CRE6 Trust, “D”, FLR, 3.125% (SOFR - 30 day + 2.85%), 12/17/2024 (n)	4,313,500	4,228,300
Atrium XII Corp., 2012-A, “B1R”, FLR, 2.486% (LIBOR - 3mo. + 1.35%), 4/22/2027 (n)	15,670,000	15,492,694
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 2.313% (LIBOR - 3mo. + 1.25%), 1/20/2028 (n)	23,804,982	23,672,921
Bancorp Commercial Mortgage 2019-CRE6 Trust, “D”, FLR, 2.682% (LIBOR - 1mo. + 2.54%), 9/15/2036 (n)	1,845,000	1,795,449
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(z)	1,962,691	196
Bayview Commercial Asset Trust, FLR, 1.133% (LIBOR - 1mo. + 0.31%), 8/25/2035 (n)	124,810	117,669
Bayview Financial Revolving Mortgage Loan Trust, FLR, 2.349% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	671,834	757,187
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	9,055,000	8,511,270
BDS 2019-FL4 Ltd., “A”, FLR, 1.654% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	8,383,623	8,370,368
BDS 2019-FL4 Ltd., “C”, FLR, 2.554% (LIBOR - 1mo. + 2%), 8/15/2036 (n)	10,946,500	10,723,963
BDS 2021-FL7 Ltd., “B”, FLR, 2.054% (LIBOR - 1mo. + 1.5%), 6/16/2036 (n)	5,159,500	5,053,658
Benchmark 2020-B18 Mortgage Trust, “A5”, 1.925%, 7/15/2053	8,225,177	7,050,534
BSPRT 2019-FL5 Issuer Ltd., “C”, FLR, 2.554% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	9,385,000	9,296,312
BSPRT 2021-FL6 Issuer Ltd., “B”, FLR, 2.154% (LIBOR - 1mo. + 1.6%), 3/15/2036 (n)	15,128,000	14,953,256
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 2.604% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	5,310,500	5,233,795
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 2.854% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)	3,651,000	3,618,225
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 3.304% (LIBOR - 1mo. + 2.75%), 12/15/2038 (n)	4,152,500	4,077,954
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	5,487,920	5,235,648
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	2,096,066	1,931,996
12

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BXMT 2020-FL2 Ltd., “B”, FLR, 1.782% (LIBOR - 1mo. + 1.4%), 2/15/2038 (n)	$6,104,500	$ 6,048,845
BXMT 2021-FL4 Ltd., “AS”, FLR, 1.854% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	17,470,500	17,201,489
BXMT 2021-FL4 Ltd., “B”, FLR, 2.104% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)	38,262,000	37,597,060
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	20,960,656	19,374,875
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	8,155,423	7,872,429
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 3.142%, 1/25/2037 (d)(q)	1,183,605	470,414
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 3.316%, 3/25/2037 (d)(q)	1,238,713	577,628
CHCP 2021-FL1 Ltd., “B”, FLR, 2.273% (LIBOR - 1mo. + 1.65%), 2/15/2038 (n)	6,412,000	6,330,694
CHCP 2021-FL1 Ltd., “C”, FLR, 2.723% (LIBOR - 1mo. + 2.1%), 2/15/2038 (n)	5,168,000	5,104,351
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	4,461,971	4,443,877
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	11,154,926	10,991,812
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	5,948,000	5,905,013
CLNC 2019-FL1 Ltd., “B”, FLR, 2.523% (LIBOR - 1mo. + 1.9%), 8/20/2035 (n)	6,270,000	6,231,314
CLNC 2019-FL1 Ltd., “C”, FLR, 3.023% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	10,190,000	9,937,654
Columbia Cent CLO 28 Ltd., “A-2-R”, 3.071%, 11/07/2030 (n)	28,014,809	27,562,286
Columbia Cent CLO 28 Ltd., “B-R”, 3.521%, 11/07/2030 (n)	17,835,205	17,223,190
Commercial Mortgage Pass-Through Certificates, 2014-LC19 “A4”, 3.183%, 2/10/2048	9,743,000	9,593,704
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	9,577,577	9,463,737
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,963,398	9,927,682
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	4,781,393	4,781,655
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	26,790,000	26,143,710
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	2,159,000	2,010,442
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	3,687,246	3,651,235
Cutwater 2014-1A Ltd., “BR”, FLR, 3.444% (LIBOR - 3mo. + 2.4%), 7/15/2026 (n)	5,280,000	5,246,440
Cutwater 2015-1A Ltd., “BR”, FLR, 2.844% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	27,695,000	27,346,237
13

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Dryden Senior Loan Fund, 2014-36A, “BR3”, CLO, FLR, 2.494% (LIBOR - 3mo. + 1.45%), 4/15/2029 (n)	$14,975,000	$ 14,872,781
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 3.094% (LIBOR - 3mo. + 2.05%), 7/18/2030 (n)	16,500,000	16,500,611
DT Auto Owner Trust, 2019-2A, “C”, 3.18%, 2/18/2025 (n)	1,631,826	1,634,114
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	4,266,923	4,272,361
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	115,063	121,739
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	11,461,699	11,328,948
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 2.744% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)	15,920,000	15,615,068
IMPAC CMB Trust, FLR, 1.408% (LIBOR - 1mo. + 0.74%), 11/25/2034	20,087	20,146
IMPAC CMB Trust, FLR, 1.588% (LIBOR - 1mo. + 0.92%), 11/25/2034	10,043	10,153
IMPAC Secured Assets Corp., FLR, 1.368% (LIBOR - 1mo. + 0.35%), 5/25/2036	37,112	36,022
JPMBB Commercial Mortgage Securities Trust, 2014-C26, “A4”, 3.494%, 1/15/2048	13,025,174	12,922,163
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	23,872,958	23,455,886
JPMDB Commercial Mortgage Securities Trust, 2017-C7, 3.409%, 10/15/2050	11,500,000	11,211,779
JPMorgan Chase Commercial Mortgage Securities Corp., 5.786%, 7/15/2042 (n)	459,041	367,233
LCCM 2021-FL2 Trust, “C”, FLR, 2.704% (LIBOR - 1mo. + 2.15%), 12/13/2038 (n)	8,225,000	8,125,642
LoanCore 2018-CRE1 Ltd., “AS”, FLR, 2.054% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	21,675,000	21,618,298
LoanCore 2018-CRE1 Ltd., “C”, FLR, 3.104% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	5,705,000	5,699,261
LoanCore 2018-CRE1 Ltd., “C”, FLR, 2.504% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	5,553,900	5,509,991
LoanCore 2018-CRE3 Ltd., “B”, FLR, 2.154% (LIBOR - 1mo. + 1.6%), 4/15/2034 (n)	5,351,850	5,311,786
LoanCore 2019-CRE2 Ltd., “D”, FLR, 3.004% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	3,164,500	3,130,330
LoanCore 2019-CRE3 Ltd., “AS”, FLR, 1.924% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	4,159,800	4,136,043
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 2.304% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	23,249,000	22,823,597
14

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
LoanCore 2021-CRE5 Ltd., “B”, FLR, 2.554% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	$8,432,000	$ 8,222,984
LoanCore 2021-CRE6 Ltd., “B”, FLR, 2.454% (LIBOR - 1mo. + 1.9%), 11/15/2038 (n)	42,852,000	42,504,342
Madison Park Funding Ltd., 2017- 23A, “CR”, FLR, 3.225% (LIBOR - 3mo. + 2%), 7/27/2031 (n)	24,271,403	24,054,854
Merrill Lynch Mortgage Investors, Inc., 3.857%, 2/25/2037 (a)(d)	1,833,826	304,834
MF1 2020-FL4 Ltd., “AS”, FLR, 2.723% (LIBOR - 1mo. + 2.1%), 11/15/2035 (n)	10,615,000	10,508,112
MF1 2021-FL5 Ltd., “C”, FLR, 2.323% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	10,670,500	10,517,485
MF1 2022-FL8 Ltd., “C”, FLR, 2.467% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	10,626,099	10,594,531
MF1 2022-FL8 Ltd., “D”, FLR, 2.917% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	6,141,972	6,121,821
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 2.889% (LIBOR - 3mo. + 1.65%), 1/29/2030 (n)	31,520,702	31,130,097
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048	8,114,737	7,987,094
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	26,134,745	25,656,545
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 2.894% (LIBOR - 3mo. + 1.85%), 10/15/2029 (n)	5,663,303	5,528,681
Neuberger Berman CLO Ltd., 2016-21A, “CR2”, 3.113%, 4/20/2034 (n)	9,973,559	9,832,892
Neuberger Berman CLO Ltd., 2017-16SA, “BR”, FLR, 2.444% (LIBOR - 3mo. + 1.4%), 4/15/2034 (n)	20,000,000	19,805,700
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	7,876,000	7,864,782
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 2.886% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	16,780,750	16,515,715
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 3.486% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	22,979,914	22,296,468
Ownit Mortgage Loan Asset-Backed Certificates, 3.125%, 10/25/2035	501,402	331,706
Palmer Square Loan Funding 2020-1A Ltd., “A2”, FLR, 1.83% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	13,300,000	13,253,051
Palmer Square Loan Funding 2020-1A Ltd., “B”, FLR, 2.38% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	11,690,351	11,454,697
Parallel 2015-1A Ltd., “C1R”, FLR, 2.813% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	3,700,000	3,679,709
Parallel 2015-1A Ltd., “C2R”, FLR, 2.813% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	3,990,000	3,966,208
15

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
PFP III 2021-7 Ltd., “B”, FLR, 1.954% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	$3,866,807	$ 3,763,358
PFP III 2021-7 Ltd., “C”, FLR, 2.204% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	6,776,662	6,653,848
Preferred Term Securities XIX Ltd., CDO, FLR, 1.176% (LIBOR - 3mo. + 0.35%), 12/22/2035 (n)	2,964,667	2,649,820
Race Point CLO Ltd., 2013-8A, “AR-2”, FLR, 1.52% (LIBOR - 3mo. + 1.04%), 2/20/2030 (n)	13,181,114	13,160,788
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 2.868% (LIBOR - 1mo. + 2.2%), 11/25/2036 (z)	5,795,000	5,705,596
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 3.618% (LIBOR - 1mo. + 2.95%), 11/25/2036 (z)	6,825,000	6,672,666
Regatta II Funding L.P., 2013-2A, “BR3”, FLR, 3.044% (LIBOR - 3mo. + 2%), 1/15/2029 (n)	17,000,000	16,786,259
Residential Funding Mortgage Securities, Inc., FGIC, 4.43%, 12/25/2035	139,545	139,401
Santander Retail Auto Lease Trust, 2020-A, “C”, 2.08%, 3/20/2024 (n)	8,132,000	8,123,635
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	1,821,553	1,821,428
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	2,172,136	2,174,756
Shackleton 2015-8A CLO Ltd., “CR”, FLR, 2.713% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	2,000,000	1,984,412
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 2.654% (LIBOR - 1mo. + 2.1%), 4/18/2038 (n)	11,255,500	11,110,856
Starwood Commercial Mortgage, 2022-FL3, “B”, FLR, 2.217% (SOFR - 30 day + 1.95%), 11/15/2038 (n)	6,082,500	6,055,912
Starwood Commercial Mortgage, 2022-FL3, “C”, FLR, 2.467% (SOFR - 30 day + 2.2%), 11/15/2038 (n)	11,508,500	11,458,224
Thornburg Mortgage Securities Trust, FLR, 1.348% (LIBOR - 1mo. + 0.68%), 4/25/2043	789	793
TICP CLO 2018-IA Ltd., “A2”, FLR, 2.714% (LIBOR - 3mo. + 1.5%), 4/26/2028 (n)	16,262,022	16,006,123
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	33,000,000	32,330,701
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	18,388,578	18,373,924
UBS Commercial Mortgage Trust, 2019-C16, “A4”, 3.605%, 4/15/2052	15,000,000	14,533,991
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 10/15/2052	39,643,739	36,364,758
16

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 2.494% (LIBOR - 3mo. + 1.45%), 10/15/2030 (n)	$8,202,288	$ 8,106,256
Voya CLO 2012-4A Ltd., “BR3”, FLR, 2.994% (LIBOR - 3mo. + 1.95%), 10/15/2030 (n)	3,474,736	3,411,583
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 4.344% (LIBOR - 3mo. + 3.3%), 10/15/2030 (n)	4,942,894	4,861,677
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	15,451,790	15,312,302
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	7,740,000	7,449,796
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	25,027,917	24,724,211
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	13,470,000	13,183,431
Wells Fargo Commercial Mortgage Trust, 2018-C46, “A4”, 4.152%, 8/15/2051	4,840,000	4,861,858
		$ 1,385,849,600
Automotive – 0.5%
Hyundai Capital America, 2.375%, 10/15/2027 (n)	$8,591,000	$ 7,647,686
Stellantis N.V., 2.691%, 9/15/2031 (n)	14,723,000	12,173,938
Volkswagen Group of America Finance LLC, 3.2%, 9/26/2026 (n)	11,522,000	11,118,112
Volkswagen Group of America Finance LLC, 3.75%, 5/13/2030 (n)	5,056,000	4,803,031
		$ 35,742,767
Broadcasting – 1.3%
Discovery, Inc., 4.65%, 5/15/2050	$11,068,000	$ 9,520,125
Magallanes, Inc., 5.05%, 3/15/2042 (n)	24,492,000	22,312,902
Magallanes, Inc., 5.141%, 3/15/2052 (n)	21,194,000	18,895,114
Magallanes, Inc., 5.391%, 3/15/2062 (n)	8,483,000	7,530,190
Prosus N.V., 3.68%, 1/21/2030 (n)	17,751,000	14,968,354
WMG Acquisition Corp., 3%, 2/15/2031 (n)	33,420,000	27,881,972
		$ 101,108,657
Brokerage & Asset Managers – 1.2%
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	$26,796,000	$ 25,817,142
E*TRADE Financial Corp., 3.8%, 8/24/2027	18,580,000	18,169,062
E*TRADE Financial Corp., 4.5%, 6/20/2028	8,585,000	8,634,264
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	6,900,000	5,978,298
LPL Holdings, Inc., 4%, 3/15/2029 (n)	23,531,000	21,413,210
Raymond James Financial, Inc., 4.95%, 7/15/2046	14,019,000	14,535,127
		$ 94,547,103
17

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – 0.7%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	$7,940,000	$ 7,404,050
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	2,060,000	1,997,259
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	5,519,000	4,814,284
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	17,370,000	14,484,061
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	15,475,000	12,359,263
Vulcan Materials Co., 3.5%, 6/01/2030	9,570,000	9,079,609
		$ 50,138,526
Business Services – 1.1%
Equinix, Inc., 1.8%, 7/15/2027	$9,219,000	$ 8,116,900
Equinix, Inc., 2.15%, 7/15/2030	21,402,000	17,745,748
Fiserv, Inc., 3.5%, 7/01/2029	17,324,000	16,164,287
Fiserv, Inc., 2.65%, 6/01/2030	10,218,000	8,861,690
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	27,150,000	23,264,021
Switch Ltd., 4.125%, 6/15/2029 (n)	13,060,000	12,472,300
		$ 86,624,946
Cable TV – 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$17,665,000	$ 15,412,713
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	10,635,000	10,831,322
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	6,428,000	6,772,113
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	35,959,000	31,358,690
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	22,970,000	18,950,250
CSC Holdings LLC, 4.5%, 11/15/2031 (n)	16,620,000	13,651,169
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	16,225,000	15,602,934
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	15,640,000	13,733,328
Time Warner Cable, Inc., 4.5%, 9/15/2042	9,503,000	7,856,232
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	4,688,000	5,681,564
		$ 139,850,315
Chemicals – 0.2%
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	$19,805,000	$ 17,135,880
Computer Software – 0.4%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$26,757,000	$ 27,574,005
Computer Software - Systems – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$24,635,000	$ 24,143,285
18

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – 0.8%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$9,016,000	$ 8,362,340
Carrier Global Corp., 3.577%, 4/05/2050	27,527,000	22,080,629
Otis Worldwide Corp., 2.565%, 2/15/2030	9,157,000	8,030,487
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	21,336,000	21,404,481
		$ 59,877,937
Consumer Products – 0.3%
GSK Consumer Healthcare Capital US LLC, 3.375%, 3/24/2029 (n)	$6,859,000	$ 6,467,816
GSK Consumer Healthcare Capital US LLC, 3.625%, 3/24/2032 (n)	15,416,000	14,481,117
		$ 20,948,933
Consumer Services – 0.4%
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	$12,640,000	$ 10,515,216
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	5,237,000	4,295,378
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	15,190,000	10,390,592
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	5,237,000	3,189,157
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	15,420,725	4,205,969
		$ 32,596,312
Containers – 0.3%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	$23,115,000	$ 23,028,319
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$21,913,000	$ 18,761,459
Electronics – 0.7%
Broadcom, Inc., 4.15%, 11/15/2030	$8,877,000	$ 8,410,045
Broadcom, Inc., 3.469%, 4/15/2034 (n)	14,353,000	12,182,710
Broadcom, Inc., 3.137%, 11/15/2035 (n)	12,875,000	10,399,428
Broadcom, Inc., 3.187%, 11/15/2036 (n)	12,521,000	9,885,697
Broadcom, Inc., 4.926%, 5/15/2037 (n)	12,031,000	11,247,180
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.7%, 5/01/2025 (n)	1,921,000	1,836,357
		$ 53,961,417
Emerging Market Quasi-Sovereign – 0.3%
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)	$5,243,000	$ 4,344,399
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)	20,964,000	17,726,194
		$ 22,070,593
19

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – 0.8%
Diamondback Energy, Inc., 4.4%, 3/24/2051	$8,948,000	$ 8,033,966
Energean Israel Finance Ltd., 4.875%, 3/30/2026	16,253,000	15,066,531
Energean Israel Finance Ltd., 5.375%, 3/30/2028	3,720,000	3,416,820
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)	9,070,000	8,903,384
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)	11,033,000	10,827,742
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	20,254,000	16,282,393
		$ 62,530,836
Energy - Integrated – 0.4%
Eni S.p.A., 4%, 9/12/2023 (n)	$13,354,000	$ 13,438,800
Eni S.p.A., 4.25%, 5/09/2029 (n)	13,598,000	13,475,328
		$ 26,914,128
Financial Institutions – 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.5%, 9/15/2023	$18,880,000	$ 18,917,925
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	12,700,000	13,163,807
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3%, 10/29/2028	10,175,000	8,843,513
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	12,067,000	10,040,106
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)	15,117,000	15,229,262
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	12,497,000	12,275,923
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	12,112,000	10,846,370
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	7,451,000	7,144,723
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	7,098,000	6,435,799
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	5,071,000	4,360,823
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	10,959,000	9,426,158
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)	14,072,333	12,137,106
		$ 128,821,515
Food & Beverages – 0.8%
Anheuser-Busch InBev Worldwide, Inc., 3.5%, 6/01/2030	$4,160,000	$ 3,945,247
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039	15,910,000	16,907,366
Indofood CBP, 3.541%, 4/27/2032	22,400,000	18,773,829
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	20,690,000	20,431,375
		$ 60,057,817
Gaming & Lodging – 0.6%
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	$9,250,000	$ 7,833,547
Las Vegas Sands Corp., 3.5%, 8/18/2026	9,609,000	8,756,021
Marriott International, Inc., 3.5%, 10/15/2032	12,991,000	11,601,930
20

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Marriott International, Inc., 2.75%, 10/15/2033	$18,167,000	$ 14,926,288
		$ 43,117,786
Insurance – 0.3%
Corebridge Financial, Inc., 3.9%, 4/05/2032 (n)	$15,987,000	$ 15,004,392
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)	1,846,000	1,669,375
Corebridge Financial, Inc., 4.4%, 4/05/2052 (n)	5,568,000	4,965,357
		$ 21,639,124
Insurance - Property & Casualty – 1.7%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$13,217,000	$ 13,135,880
Ambac Assurance Corp., 5.1%, 6/07/2060 (z)	13,854	13,854
American International Group, Inc., 3.9%, 4/01/2026	7,299,000	7,263,876
Aon Corp., 3.75%, 5/02/2029	23,260,000	22,673,513
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	2,778,000	2,402,678
Brown & Brown, Inc., 4.2%, 3/17/2032	15,616,000	14,955,464
Brown & Brown, Inc., 4.95%, 3/17/2052	18,116,000	17,384,633
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	15,409,000	15,480,835
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	7,257,000	6,446,585
Hartford Financial Services Group, Inc., 2.8%, 8/19/2029	5,893,000	5,319,533
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	11,271,000	9,498,833
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048	15,195,000	14,460,984
		$ 129,036,668
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 4.875%, 9/21/2038 (n)	$6,911,000	$ 6,686,971
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$3,387,000	$ 3,428,181
CNH Industrial Capital LLC, 3.85%, 11/15/2027	7,799,000	7,581,178
		$ 11,009,359
Major Banks – 7.5%
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	$11,240,000	$ 10,635,167
Bank of America Corp., 3.97% to 3/05/2028, FLR (LIBOR - 3mo. + 1.07%) to 3/05/2029	8,931,000	8,636,178
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	39,891,000	34,211,491
Bank of America Corp., 2.572%, 10/20/2032	45,881,000	38,760,016
Bank of America Corp., 6.5% to 10/23/2024, FLR (LIBOR - 3mo. + 4.174%) to 10/23/2049	4,140,000	4,220,233
Bank of America Corp., 6.1% to 3/17/2025, FLR (LIBOR - 3mo. + 3.898%) to 12/29/2049	15,392,000	15,554,463
21

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Bank of America Corp., 5.875% to 3/15/2028, FLR (LIBOR - 3mo. + 2.931%) to 12/31/2059	$13,771,000	$ 13,182,978
Barclays PLC, 4.375%, 1/12/2026	4,820,000	4,803,212
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	7,802,000	7,830,460
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	16,966,000	14,171,820
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	1,753,000	1,796,825
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR - 1 day + 1.73%) to 5/14/2032 (n)	7,279,000	6,087,479
Credit Suisse Group Fund (Guernsey) Ltd., 3.75%, 3/26/2025	10,358,000	10,153,482
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	23,182,000	20,498,902
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	15,968,000	13,868,508
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	26,935,000	22,720,531
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	25,500,000	21,675,000
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	10,111,000	9,074,622
JPMorgan Chase & Co., 3.509%, 1/23/2029	18,395,000	17,473,629
JPMorgan Chase & Co., 4.005%, 4/23/2029	28,117,000	27,425,239
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR (LIBOR - 3mo. + 1.26%) to 7/23/2029	14,246,000	13,990,573
JPMorgan Chase & Co., 2.739% to 10/15/2029, FLR (SOFR - 1 day + 1.51%) to 10/15/2030	16,953,000	15,058,379
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	12,895,000	11,334,475
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	29,061,000	24,603,964
Lloyds Bank PLC, 3.75%, 1/11/2027	3,975,000	3,871,201
Mitsubishi UFJ Financial Group, Inc., 2.048%, 7/17/2030	31,223,000	25,924,475
Morgan Stanley, 3.125%, 7/27/2026	12,844,000	12,305,434
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	7,037,000	6,184,616
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	19,284,000	16,211,412
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	38,002,000	32,158,054
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	6,036,000	5,747,103
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)	30,010,000	25,049,347
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	6,610,000	6,600,943
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	10,491,000	10,353,475
22

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. +1%) to 2/11/2031	$48,441,000	$ 42,264,457
Westpac Banking Corp., 2.894% to 2/4/2025, FLR (CMT - 5yr. + 1.35%) to 2/04/2030	18,137,000	17,299,888
		$ 571,738,031
Medical & Health Technology & Services – 2.1%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$4,432,000	$ 4,218,687
Alcon, Inc., 3%, 9/23/2029 (n)	11,067,000	10,019,588
Alcon, Inc., 2.6%, 5/27/2030 (n)	4,431,000	3,812,310
Cigna Corp., 2.4%, 3/15/2030	16,983,000	14,859,378
CommonSpirit Health, 2.95%, 11/01/2022	9,078,000	9,111,202
DaVita, Inc., 4.625%, 6/01/2030 (n)	15,220,000	13,241,400
HCA Healthcare, Inc., 4.375%, 3/15/2042 (n)	14,385,000	12,503,466
HCA Healthcare, Inc., 4.625%, 3/15/2052 (n)	9,681,000	8,450,093
HCA, Inc., 5.25%, 6/15/2026	6,743,000	6,949,075
HCA, Inc., 4.125%, 6/15/2029	14,251,000	13,634,781
Northwell Healthcare, Inc., 3.979%, 11/01/2046	3,110,000	2,786,219
Northwell Healthcare, Inc., 4.26%, 11/01/2047	9,132,000	8,226,600
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	23,983,000	24,768,062
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	9,026,000	9,553,283
Tower Health, 4.451%, 2/01/2050	22,087,000	16,565,250
		$ 158,699,394
Metals & Mining – 1.1%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$10,712,000	$ 9,505,622
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	16,098,000	15,258,440
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	12,521,000	10,770,993
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	20,205,000	18,457,030
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	5,720,000	5,756,722
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	17,296,000	14,775,281
Novelis Corp., 3.25%, 11/15/2026 (n)	3,169,000	2,891,554
Novelis Corp., 3.875%, 8/15/2031 (n)	11,091,000	9,510,533
		$ 86,926,175
Midstream – 2.3%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$13,412,000	$ 12,841,990
Corpus Christi Holdings LLC, 2.742%, 12/31/2039	16,500,000	13,428,992
Enbridge, Inc., 4.25%, 12/01/2026	12,887,000	13,000,777
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	24,288,619	21,355,692
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	7,347,000	8,930,986
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	6,112,000	6,519,657
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	7,661,000	7,421,261
MPLX LP, 4.95%, 3/14/2052	32,980,000	30,229,786
23

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
ONEOK, Inc., 5.2%, 7/15/2048	$13,639,000	$ 12,963,615
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	33,187,000	30,231,735
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	5,255,000	5,153,473
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	5,465,000	5,422,540
Targa Resources Corp., 4.2%, 2/01/2033	4,099,000	3,884,893
Targa Resources Corp., 4.95%, 4/15/2052	6,758,000	6,172,248
		$ 177,557,645
Mortgage-Backed – 18.6%
Fannie Mae, 2.41%, 5/01/2023	$2,258,421	$ 2,255,690
Fannie Mae, 2.55%, 5/01/2023	1,162,942	1,162,494
Fannie Mae, 5%, 3/01/2024 - 3/01/2042	5,531,898	5,851,668
Fannie Mae, 5.25%, 8/01/2024	802,894	817,608
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	25,559,149	26,573,296
Fannie Mae, 2.656%, 12/25/2026	9,445,685	9,195,342
Fannie Mae, 3.95%, 1/01/2027	599,544	609,174
Fannie Mae, 3.5%, 1/01/2028 - 12/01/2047	34,657,139	34,226,518
Fannie Mae, 3%, 11/01/2028 - 11/01/2048	31,891,931	30,667,132
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	3,002,297	2,778,241
Fannie Mae, 6.5%, 11/01/2031 - 1/01/2033	57,305	61,579
Fannie Mae, 3%, 2/25/2033 (i)	1,491,256	144,779
Fannie Mae, 5.5%, 3/01/2033 - 12/01/2038	5,217,203	5,539,980
Fannie Mae, 6%, 5/01/2034 - 10/01/2038	2,253,650	2,468,714
Fannie Mae, 3.25%, 5/25/2040	449,098	439,812
Fannie Mae, 4%, 9/01/2040 - 12/01/2048	42,966,749	43,392,994
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	1,010,038	965,312
Fannie Mae, 4%, 7/25/2046 (i)	1,489,587	279,609
Fannie Mae, UMBS, 2.5%, 7/01/2040 - 4/01/2052	166,568,096	152,726,958
Fannie Mae, UMBS, 1.5%, 9/01/2041 - 2/01/2042	1,101,536	944,833
Fannie Mae, UMBS, 2%, 2/01/2042 - 5/01/2052	99,009,840	88,083,535
Fannie Mae, UMBS, 5.5%, 5/01/2044	2,213,092	2,353,325
Fannie Mae, UMBS, 3.5%, 5/01/2049	2,904,514	2,857,508
Fannie Mae, UMBS, 3%, 6/01/2051 - 1/01/2052	30,073,826	28,509,324
Freddie Mac, 2.355%, 7/25/2022	7,133,622	7,136,331
Freddie Mac, 3.32%, 2/25/2023	4,877,330	4,910,356
Freddie Mac, 3.25%, 4/25/2023 - 11/25/2061	11,582,408	11,498,041
Freddie Mac, 3.06%, 7/25/2023	1,328,995	1,333,924
Freddie Mac, 3.531%, 7/25/2023	2,816,666	2,837,502
Freddie Mac, 3.458%, 8/25/2023	8,879,782	8,953,956
Freddie Mac, 2.67%, 12/25/2024	4,982,063	4,925,351
Freddie Mac, 2.811%, 1/25/2025	6,510,898	6,457,589
Freddie Mac, 3.329%, 5/25/2025	8,738,328	8,772,106
24

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	$5,116,888	$ 5,180,434
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	6,170,105	6,436,471
Freddie Mac, 3.3%, 10/25/2026	4,957,000	4,966,709
Freddie Mac, 3.117%, 6/25/2027	17,177,017	17,126,381
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	30,239,661	29,125,914
Freddie Mac, 3.926%, 7/25/2028	2,186,000	2,253,198
Freddie Mac, 4.06%, 10/25/2028	9,501,000	9,842,335
Freddie Mac, 1.219%, 7/25/2029 (i)	12,693,857	838,583
Freddie Mac, 1.268%, 8/25/2029 (i)	22,370,521	1,537,240
Freddie Mac, 1.985%, 4/25/2030 (i)	6,415,004	804,093
Freddie Mac, 5.5%, 8/01/2033 - 1/01/2038	1,188,267	1,262,301
Freddie Mac, 6%, 11/01/2033 - 7/01/2038	700,599	752,489
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	2,499,578	2,649,195
Freddie Mac, 5.5%, 2/15/2036 (i)	288,620	49,512
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	22,356,451	22,074,293
Freddie Mac, 4.5%, 12/15/2040 (i)	244,634	22,620
Freddie Mac, 4%, 8/15/2044 (i)	335,477	39,530
Freddie Mac, UMBS, 3%, 11/01/2034 - 1/01/2052	19,508,945	18,581,946
Freddie Mac, UMBS, 2.5%, 8/01/2040 - 3/01/2052	21,913,134	20,093,823
Freddie Mac, UMBS, 2%, 2/01/2042 - 4/01/2052	191,416,517	169,289,259
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2049	4,630,106	4,542,257
Ginnie Mae, 5.5%, 11/15/2032 - 1/20/2042	871,159	949,236
Ginnie Mae, 6%, 2/15/2034 - 1/15/2038	795,714	864,851
Ginnie Mae, 4.5%, 4/15/2039 - 7/20/2049	11,560,063	12,041,440
Ginnie Mae, 4%, 10/20/2040 - 7/20/2041	2,644,068	2,697,912
Ginnie Mae, 3.5%, 11/15/2040 - 9/20/2048	16,420,691	16,292,865
Ginnie Mae, 3%, 11/20/2044 - 2/20/2052	33,255,216	31,933,885
Ginnie Mae, 2.5%, 8/20/2051 - 11/20/2051	43,186,583	40,169,393
Ginnie Mae, 2%, 1/20/2052	15,536,265	14,121,413
Ginnie Mae, TBA, 3%, 5/15/2052	35,100,000	33,457,479
Ginnie Mae, TBA, 3.5%, 5/15/2052	75,061,608	73,425,499
Ginnie Mae, TBA, 4%, 5/15/2052 - 6/15/2052	35,021,743	35,049,810
Ginnie Mae, TBA, 4.5%, 6/15/2052	2,875,000	2,916,777
UMBS, TBA, 2%, 5/25/2037 - 6/25/2052	159,450,000	144,890,183
UMBS, TBA, 2.5%, 5/25/2037 - 6/25/2052	90,800,000	83,067,808
UMBS, TBA, 3%, 5/25/2037	14,834,693	14,539,738
UMBS, TBA, 3.5%, 5/25/2052 - 6/25/2052	70,887,467	68,688,678
UMBS, TBA, 4%, 5/25/2052 - 6/25/2052	19,450,000	19,318,729
UMBS, TBA, 5%, 7/25/2052	3,950,000	4,049,367
		$ 1,415,674,227
25

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 1.8%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	$2,065,000	$ 2,032,786
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	24,325,000	22,809,971
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	4,565,000	4,046,968
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, Taxable, “B”, AGM, 0%, 2/15/2023	29,043,000	28,522,282
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	25,254,000	28,794,964
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	9,717,000	9,916,652
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.615%, 6/01/2030	6,320,000	7,253,643
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.765%, 6/01/2040	4,260,000	5,226,620
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	29,316,000	25,667,029
		$ 134,270,915
Natural Gas - Distribution – 0.6%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$18,261,000	$ 17,206,156
KeySpan Gas East Corp., 2.742%, 8/15/2026 (n)	13,855,000	13,099,619
NiSource, Inc., 3.6%, 5/01/2030	16,331,000	15,267,756
		$ 45,573,531
Network & Telecom – 0.8%
AT&T, Inc., 3.5%, 9/15/2053	$7,351,000	$ 5,755,127
AT&T, Inc., 3.55%, 9/15/2055	19,066,000	14,752,775
Verizon Communications, Inc., 2.1%, 3/22/2028	6,322,000	5,661,600
Verizon Communications, Inc., 2.55%, 3/21/2031	31,553,000	27,467,270
Verizon Communications, Inc., 4.272%, 1/15/2036	9,727,000	9,413,615
		$ 63,050,387
Oils – 0.2%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$9,202,000	$ 8,458,945
Marathon Petroleum Corp., 5.85%, 12/15/2045	4,349,000	4,373,058
Valero Energy Corp., 4%, 4/01/2029	4,700,000	4,564,065
		$ 17,396,068
26

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 1.7%
Bangkok Bank (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034 (n)	$17,102,000	$ 15,579,922
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	3,408,000	3,451,793
Citigroup, Inc., 2.666% to 1/29/2030, FLR (SOFR - 1 day + 1.146%) to 1/29/2031	35,127,000	30,524,703
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	7,743,000	7,734,083
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	14,673,000	14,130,099
Macquarie Group Ltd., 4.442%, 6/21/2033 (n)	57,968,000	54,820,183
		$ 126,240,783
Pharmaceuticals – 0.6%
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	$23,655,000	$ 21,792,169
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	24,905,000	23,169,121
		$ 44,961,290
Real Estate - Office – 0.6%
Boston Properties Ltd. LP, REIT, 2.55%, 4/01/2032	$29,885,000	$ 25,028,444
Boston Properties Ltd. LP, REIT, 2.45%, 10/01/2033	29,236,000	23,733,881
		$ 48,762,325
Retailers – 0.2%
MercadoLibre, Inc., 3.125%, 1/14/2031	$20,686,000	$ 16,729,802
Specialty Stores – 0.2%
Penske Automotive Group Co., 3.75%, 6/15/2029	$21,146,000	$ 18,033,520
Telecommunications - Wireless – 2.0%
American Tower Corp., REIT, 2.75%, 1/15/2027	$5,838,000	$ 5,422,362
American Tower Corp., REIT, 3.55%, 7/15/2027	23,247,000	22,180,341
American Tower Corp., REIT, 3.8%, 8/15/2029	14,596,000	13,640,170
Crown Castle International Corp., 3.8%, 2/15/2028	4,492,000	4,324,354
Crown Castle International Corp., 3.25%, 1/15/2051	1,841,000	1,377,840
Crown Castle International Corp., REIT, 3.7%, 6/15/2026	3,555,000	3,495,486
Crown Castle International Corp., REIT, 4%, 3/01/2027	1,300,000	1,279,533
Rogers Communications, Inc., 4.5%, 3/15/2042 (n)	27,147,000	24,714,405
Rogers Communications, Inc., 4.55%, 3/15/2052 (n)	27,147,000	24,085,644
SBA Communications Corp., 3.875%, 2/15/2027	8,688,000	8,246,650
SBA Communications Corp., 3.125%, 2/01/2029	17,490,000	15,002,047
T-Mobile USA, Inc., 2.55%, 2/15/2031	32,542,000	27,639,373
T-Mobile USA, Inc., 4.375%, 4/15/2040	5,009,000	4,613,325
		$ 156,021,530
27

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – 1.0%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$12,881,000	$ 12,701,968
B.A.T. Capital Corp., 4.906%, 4/02/2030	2,485,000	2,395,678
B.A.T. Capital Corp., 4.742%, 3/16/2032	26,499,000	24,851,241
B.A.T. International Finance PLC, 4.448%, 3/16/2028	23,935,000	23,044,695
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	14,574,000	14,578,666
		$ 77,572,248
Transportation - Services – 0.4%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$13,697,000	$ 13,153,605
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	11,601,000	14,101,477
		$ 27,255,082
U.S. Government Agencies and Equivalents – 0.3%
Small Business Administration, 4.35%, 7/01/2023	$16,773	$ 16,871
Small Business Administration, 4.98%, 11/01/2023	17,449	17,595
Small Business Administration, 4.89%, 12/01/2023	29,463	29,575
Small Business Administration, 4.93%, 1/01/2024	30,928	31,128
Small Business Administration, 4.34%, 3/01/2024	35,209	35,063
Small Business Administration, 5.18%, 5/01/2024	27,928	28,245
Small Business Administration, 5.52%, 6/01/2024	40,712	41,028
Small Business Administration, 5.19%, 7/01/2024	42,093	42,408
Small Business Administration, 4.86%, 10/01/2024	28,082	28,120
Small Business Administration, 4.57%, 6/01/2025	105,559	105,133
Small Business Administration, 4.76%, 9/01/2025	321,227	318,086
Small Business Administration, 5.39%, 12/01/2025	24,030	24,192
Small Business Administration, 5.35%, 2/01/2026	133,107	134,632
Small Business Administration, 3.25%, 11/01/2030	726,385	708,270
Small Business Administration, 2.85%, 9/01/2031	1,244,083	1,193,309
Small Business Administration, 2.37%, 8/01/2032	862,172	813,146
Small Business Administration, 2.13%, 1/01/2033	1,656,299	1,559,931
Small Business Administration, 2.21%, 2/01/2033	458,176	430,496
Small Business Administration, 2.22%, 3/01/2033	1,372,157	1,288,605
Small Business Administration, 2.08%, 4/01/2033	2,501,776	2,355,900
Small Business Administration, 2.45%, 6/01/2033	3,290,027	3,108,112
Small Business Administration, 3.15%, 7/01/2033	3,708,934	3,597,016
Small Business Administration, 3.16%, 8/01/2033	3,935,962	3,813,301
Small Business Administration, 3.62%, 9/01/2033	2,092,388	2,061,242
		$ 21,781,404
U.S. Treasury Obligations – 18.2%
U.S. Treasury Bonds, 1.125%, 8/15/2040	$27,300,000	$ 19,574,953
U.S. Treasury Bonds, 1.375%, 11/15/2040	74,100,000	55,453,430
U.S. Treasury Bonds, 1.75%, 8/15/2041	67,500,000	53,472,656
U.S. Treasury Bonds, 2.875%, 5/15/2043	58,777,000	55,721,055
28

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	$29,323,000	$ 25,956,582
U.S. Treasury Bonds, 2.875%, 11/15/2046	27,653,000	26,334,082
U.S. Treasury Bonds, 3%, 2/15/2048	19,900,000	19,552,527
U.S. Treasury Bonds, 2.375%, 11/15/2049	34,500,000	30,338,437
U.S. Treasury Bonds, 1.625%, 11/15/2050	67,800,000	49,838,297
U.S. Treasury Bonds, 2.25%, 2/15/2052	16,600,000	14,252,656
U.S. Treasury Notes, 0.125%, 12/31/2022	246,950,000	244,297,216
U.S. Treasury Notes, 2.75%, 5/31/2023	138,210,500	138,966,339
U.S. Treasury Notes, 0.375%, 10/31/2023	140,000,000	135,570,313
U.S. Treasury Notes, 0.75%, 12/31/2023	305,000,000	295,683,202
U.S. Treasury Notes, 0.875%, 6/30/2026	120,000,000	110,250,000
U.S. Treasury Notes, 2.5%, 3/31/2027	116,400,000	114,062,907
		$ 1,389,324,652
Utilities - Electric Power – 2.2%
AEP Transmission Co. LLC, 4%, 12/01/2046	$7,457,000	$ 6,844,569
Calpine Corp., 3.75%, 3/01/2031 (n)	21,840,000	18,400,200
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	14,680,000	13,872,600
Enel Finance International N.V., 3.5%, 4/06/2028 (n)	30,284,000	29,197,845
Evergy, Inc., 2.9%, 9/15/2029	3,000,000	2,750,249
FirstEnergy Corp., 2.65%, 3/01/2030	15,914,000	13,495,550
FirstEnergy Corp., 5.35%, 7/15/2047	20,026,000	18,718,302
FirstEnergy Corp., 3.4%, 3/01/2050	9,936,000	7,402,320
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	21,954,000	19,280,505
Pacific Gas & Electric Co., 3%, 6/15/2028	11,170,000	9,984,363
Pacific Gas & Electric Co., 3.3%, 8/01/2040	34,169,000	24,902,910
		$ 164,849,413
Total Bonds (Identified Cost, $8,039,332,254)		$ 7,508,127,419
Investment Companies (h) – 8.7%
Money Market Funds – 8.7%
MFS Institutional Money Market Portfolio, 0.28% (v) (Identified Cost, $663,218,414)	663,218,414	$ 663,218,414

Other Assets, Less Liabilities – (7.1)%		(541,289,457)
Net Assets – 100.0%		$ 7,630,056,376

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $663,218,414 and $7,508,127,419, respectively.
29

Portfolio of Investments – continued
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,194,535,868, representing 28.8% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ACRES 2021-FL2 Issuer Ltd.,“C”, FLR, 3.204% (LIBOR - 1mo. + 2.65%), 1/15/2037	12/07/21	$13,618,500	$13,395,203
Ambac Assurance Corp., 5.1%, 6/07/2060	2/14/18	5,412	13,854
Bayview Commercial Asset Trust, 0%, 12/25/2036	10/25/06	504	196
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 2.868% (LIBOR - 1mo. + 2.2%), 11/25/2036	11/12/21	5,795,000	5,705,596
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 3.618% (LIBOR - 1mo. + 2.95%), 11/25/2036	11/12/21	6,825,000	6,672,666
Total Restricted Securities			$25,787,515
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
30

Portfolio of Investments – continued
Derivative Contracts at 4/30/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	4,261	$549,669,000	June – 2022	$35,902,670
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	3,800	$801,087,500	June – 2022	$(14,085,369)
U.S. Treasury Note 5 yr	Long	USD	2,548	287,087,938	June – 2022	(5,147,579)
U.S. Treasury Ultra Bond	Long	USD	2,311	370,771,062	June – 2022	(54,079,981)
						$(73,312,929)
At April 30, 2022, the fund had liquid securities with an aggregate value of $15,591,028 to cover any collateral or margin obligations certain derivative contracts.
See Notes to Financial Statements
31

Financial Statements
Statement of Assets and Liabilities
At 4/30/22
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $8,039,332,254)	$7,508,127,419
Investments in affiliated issuers, at value (identified cost, $663,218,414)	663,218,414
Cash	811,501
Restricted cash for MBS/TBA	3,575,000
Receivables for
Investments sold	32,465,341
TBA sale commitments	148,701,732
Fund shares sold	7,151,031
Interest and dividends	41,430,782
Other assets	13,787
Total assets	$8,405,495,007
Liabilities
Payables for
Distributions	$1,174,243
Net daily variation margin on open futures contracts	1,992,482
Investments purchased	114,459,625
TBA purchase commitments	639,547,477
Fund shares reacquired	16,408,558
Payable to affiliates
Investment adviser	57,983
Administrative services fee	5,937
Shareholder servicing costs	1,400,960
Distribution and service fees	37,524
Program manager fees	71
Payable for independent Trustees' compensation	12
Accrued expenses and other liabilities	353,759
Total liabilities	$775,438,631
Net assets	$7,630,056,376
Net assets consist of
Paid-in capital	$8,328,226,106
Total distributable earnings (loss)	(698,169,730)
Net assets	$7,630,056,376
Shares of beneficial interest outstanding	763,596,558
32

Statement of Assets and Liabilities – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,426,563,820	242,870,194	$9.99
Class B	4,618,456	461,444	10.01
Class C	56,979,726	5,695,078	10.01
Class I	1,617,089,363	161,843,555	9.99
Class R1	1,641,401	164,034	10.01
Class R2	16,565,409	1,658,211	9.99
Class R3	79,388,901	7,946,435	9.99
Class R4	50,055,882	5,008,370	9.99
Class R6	3,359,986,473	336,231,177	9.99
Class 529A	17,166,945	1,718,060	9.99

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $10.43 [100 / 95.75 x $9.99] and $10.43 [100 / 95.75 x $9.99], respectively. On sales of $100,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.
See Notes to Financial Statements
33

Financial Statements
Statement of Operations
Year ended 4/30/22
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$203,845,347
Dividends from affiliated issuers	570,141
Other	456,732
Total investment income	$204,872,220
Expenses
Management fee	$32,788,610
Distribution and service fees	8,186,700
Shareholder servicing costs	4,934,459
Program manager fees	9,755
Administrative services fee	582,461
Independent Trustees' compensation	91,092
Custodian fee	341,401
Shareholder communications	476,632
Audit and tax fees	86,515
Legal fees	34,227
Miscellaneous	420,715
Total expenses	$47,952,567
Fees paid indirectly	(1,289)
Reduction of expenses by investment adviser and distributor	(8,198,233)
Net expenses	$39,753,045
Net investment income (loss)	$165,119,175
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(44,390,025)
Futures contracts	(18,279,654)
Forward foreign currency exchange contracts	11,373,733
Foreign currency	(11,070,805)
Net realized gain (loss)	$(62,366,751)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(761,853,041)
Futures contracts	(44,359,613)
Net unrealized gain (loss)	$(806,212,654)
Net realized and unrealized gain (loss)	$(868,579,405)
Change in net assets from operations	$(703,460,230)
See Notes to Financial Statements
34

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	4/30/22	4/30/21
Change in net assets
From operations
Net investment income (loss)	$165,119,175	$170,421,338
Net realized gain (loss)	(62,366,751)	152,366,442
Net unrealized gain (loss)	(806,212,654)	(10,177,929)
Change in net assets from operations	$(703,460,230)	$312,609,851
Total distributions to shareholders	$(282,080,395)	$(224,169,923)
Change in net assets from fund share transactions	$358,268,568	$1,320,512,999
Total change in net assets	$(627,272,057)	$1,408,952,927
Net assets
At beginning of period	8,257,328,433	6,848,375,506
At end of period	$7,630,056,376	$8,257,328,433
See Notes to Financial Statements
35

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$11.27	$11.08	$10.62	$10.39	$10.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.24	$0.30	$0.30	$0.25
Net realized and unrealized gain (loss)	(1.13)	0.27	0.47	0.23	(0.27)
Total from investment operations	$(0.93)	$0.51	$0.77	$0.53	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.28)	$(0.31)	$(0.30)	$(0.26)
From net realized gain	(0.14)	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.35)	$(0.32)	$(0.31)	$(0.30)	$(0.26)
Net asset value, end of period (x)	$9.99	$11.27	$11.08	$10.62	$10.39
Total return (%) (r)(s)(t)(x)	(8.46)	4.55	7.30	5.22	(0.22)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	0.77	0.79	0.82	0.88
Expenses after expense reductions (f)	0.60	0.62	0.67	0.69	0.74
Net investment income (loss)	1.84	2.07	2.69	2.89	2.36
Portfolio turnover	185	188	144	60	27
Net assets at end of period (000 omitted)	$2,426,564	$2,969,273	$2,458,183	$1,967,507	$1,761,171
See Notes to Financial Statements
36

Financial Highlights – continued
Class B	Year ended
	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$11.29	$11.10	$10.64	$10.41	$10.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.15	$0.22	$0.22	$0.17
Net realized and unrealized gain (loss)	(1.13)	0.27	0.47	0.23	(0.26)
Total from investment operations	$(1.01)	$0.42	$0.69	$0.45	$(0.09)
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.19)	$(0.23)	$(0.22)	$(0.18)
From net realized gain	(0.14)	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.27)	$(0.23)	$(0.23)	$(0.22)	$(0.18)
Net asset value, end of period (x)	$10.01	$11.29	$11.10	$10.64	$10.41
Total return (%) (r)(s)(t)(x)	(9.13)	3.77	6.50	4.43	(0.87)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	1.52	1.54	1.58	1.63
Expenses after expense reductions (f)	1.35	1.37	1.42	1.44	1.49
Net investment income (loss)	1.09	1.35	1.97	2.13	1.61
Portfolio turnover	185	188	144	60	27
Net assets at end of period (000 omitted)	$4,618	$6,865	$9,963	$13,727	$18,207
See Notes to Financial Statements
37

Financial Highlights – continued
Class C	Year ended
	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$11.28	$11.10	$10.64	$10.41	$10.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.14	$0.20	$0.21	$0.16
Net realized and unrealized gain (loss)	(1.12)	0.26	0.48	0.23	(0.26)
Total from investment operations	$(1.01)	$0.40	$0.68	$0.44	$(0.10)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.18)	$(0.22)	$(0.21)	$(0.17)
From net realized gain	(0.14)	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.26)	$(0.22)	$(0.22)	$(0.21)	$(0.17)
Net asset value, end of period (x)	$10.01	$11.28	$11.10	$10.64	$10.41
Total return (%) (r)(s)(t)(x)	(9.14)	3.57	6.40	4.33	(0.97)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	1.52	1.55	1.57	1.63
Expenses after expense reductions (f)	1.45	1.47	1.52	1.54	1.59
Net investment income (loss)	0.99	1.25	1.85	2.03	1.51
Portfolio turnover	185	188	144	60	27
Net assets at end of period (000 omitted)	$56,980	$77,610	$99,437	$89,735	$100,768
See Notes to Financial Statements
38

Financial Highlights – continued
Class I	Year ended
	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$11.27	$11.09	$10.62	$10.40	$10.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.25	$0.31	$0.31	$0.27
Net realized and unrealized gain (loss)	(1.13)	0.26	0.49	0.23	(0.26)
Total from investment operations	$(0.91)	$0.51	$0.80	$0.54	$0.01
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.29)	$(0.33)	$(0.32)	$(0.28)
From net realized gain	(0.14)	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.37)	$(0.33)	$(0.33)	$(0.32)	$(0.28)
Net asset value, end of period (x)	$9.99	$11.27	$11.09	$10.62	$10.40
Total return (%) (r)(s)(t)(x)	(8.32)	4.61	7.56	5.27	0.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51	0.52	0.54	0.57	0.63
Expenses after expense reductions (f)	0.45	0.47	0.52	0.54	0.59
Net investment income (loss)	1.99	2.22	2.84	3.03	2.51
Portfolio turnover	185	188	144	60	27
Net assets at end of period (000 omitted)	$1,617,089	$1,651,206	$1,513,495	$1,242,812	$1,180,741
See Notes to Financial Statements
39

Financial Highlights – continued
Class R1	Year ended
	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$11.28	$11.10	$10.64	$10.41	$10.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.14	$0.20	$0.21	$0.16
Net realized and unrealized gain (loss)	(1.12)	0.26	0.48	0.23	(0.26)
Total from investment operations	$(1.01)	$0.40	$0.68	$0.44	$(0.10)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.18)	$(0.22)	$(0.21)	$(0.17)
From net realized gain	(0.14)	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.26)	$(0.22)	$(0.22)	$(0.21)	$(0.17)
Net asset value, end of period (x)	$10.01	$11.28	$11.10	$10.64	$10.41
Total return (%) (r)(s)(t)(x)	(9.14)	3.57	6.40	4.33	(0.97)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	1.52	1.54	1.57	1.63
Expenses after expense reductions (f)	1.45	1.47	1.52	1.54	1.59
Net investment income (loss)	0.99	1.22	1.87	2.06	1.50
Portfolio turnover	185	188	144	60	27
Net assets at end of period (000 omitted)	$1,641	$1,812	$1,656	$2,005	$1,293
See Notes to Financial Statements
40

Financial Highlights – continued
Class R2	Year ended
	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$11.27	$11.08	$10.62	$10.39	$10.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.20	$0.26	$0.26	$0.21
Net realized and unrealized gain (loss)	(1.13)	0.27	0.47	0.24	(0.26)
Total from investment operations	$(0.97)	$0.47	$0.73	$0.50	$(0.05)
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.24)	$(0.27)	$(0.27)	$(0.22)
From net realized gain	(0.14)	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.31)	$(0.28)	$(0.27)	$(0.27)	$(0.22)
Net asset value, end of period (x)	$9.99	$11.27	$11.08	$10.62	$10.39
Total return (%) (r)(s)(t)(x)	(8.79)	4.19	6.93	4.85	(0.48)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	1.02	1.04	1.08	1.13
Expenses after expense reductions (f)	0.95	0.97	1.02	1.04	1.09
Net investment income (loss)	1.49	1.74	2.36	2.53	2.01
Portfolio turnover	185	188	144	60	27
Net assets at end of period (000 omitted)	$16,565	$25,398	$27,083	$34,093	$44,339
See Notes to Financial Statements
41

Financial Highlights – continued
Class R3	Year ended
	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$11.27	$11.08	$10.62	$10.39	$10.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.23	$0.29	$0.29	$0.24
Net realized and unrealized gain (loss)	(1.13)	0.26	0.47	0.23	(0.27)
Total from investment operations	$(0.94)	$0.49	$0.76	$0.52	$(0.03)
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.26)	$(0.30)	$(0.29)	$(0.25)
From net realized gain	(0.14)	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.34)	$(0.30)	$(0.30)	$(0.29)	$(0.25)
Net asset value, end of period (x)	$9.99	$11.27	$11.08	$10.62	$10.39
Total return (%) (r)(s)(t)(x)	(8.55)	4.44	7.20	5.11	(0.32)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	0.77	0.79	0.83	0.88
Expenses after expense reductions (f)	0.70	0.72	0.77	0.79	0.84
Net investment income (loss)	1.75	1.98	2.60	2.78	2.25
Portfolio turnover	185	188	144	60	27
Net assets at end of period (000 omitted)	$79,389	$57,652	$54,433	$49,418	$75,764
See Notes to Financial Statements
42

Financial Highlights – continued
Class R4	Year ended
	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$11.27	$11.09	$10.63	$10.40	$10.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.26	$0.31	$0.32	$0.27
Net realized and unrealized gain (loss)	(1.13)	0.25	0.48	0.23	(0.26)
Total from investment operations	$(0.91)	$0.51	$0.79	$0.55	$0.01
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.29)	$(0.33)	$(0.32)	$(0.28)
From net realized gain	(0.14)	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.37)	$(0.33)	$(0.33)	$(0.32)	$(0.28)
Net asset value, end of period (x)	$9.99	$11.27	$11.09	$10.63	$10.40
Total return (%) (r)(s)(t)(x)	(8.32)	4.61	7.46	5.37	0.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51	0.52	0.54	0.57	0.63
Expenses after expense reductions (f)	0.45	0.47	0.52	0.54	0.59
Net investment income (loss)	1.98	2.23	2.85	3.04	2.50
Portfolio turnover	185	188	144	60	27
Net assets at end of period (000 omitted)	$50,056	$127,449	$131,629	$116,533	$103,144
See Notes to Financial Statements
43

Financial Highlights – continued
Class R6	Year ended
	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$11.27	$11.09	$10.62	$10.39	$10.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.26	$0.32	$0.33	$0.28
Net realized and unrealized gain (loss)	(1.13)	0.26	0.49	0.23	(0.27)
Total from investment operations	$(0.90)	$0.52	$0.81	$0.56	$0.01
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.30)	$(0.34)	$(0.33)	$(0.29)
From net realized gain	(0.14)	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.38)	$(0.34)	$(0.34)	$(0.33)	$(0.29)
Net asset value, end of period (x)	$9.99	$11.27	$11.09	$10.62	$10.39
Total return (%) (r)(s)(t)(x)	(8.23)	4.71	7.67	5.49	0.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.42	0.43	0.45	0.47	0.52
Expenses after expense reductions (f)	0.35	0.37	0.42	0.44	0.48
Net investment income (loss)	2.09	2.31	2.95	3.14	2.61
Portfolio turnover	185	188	144	60	27
Net assets at end of period (000 omitted)	$3,359,986	$3,320,149	$2,535,200	$2,232,386	$2,087,409
See Notes to Financial Statements
44

Financial Highlights – continued
Class 529A	Year ended
	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$11.26	$11.07	$10.61	$10.38	$10.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.23	$0.29	$0.30	$0.25
Net realized and unrealized gain (loss)	(1.13)	0.27	0.48	0.23	(0.26)
Total from investment operations	$(0.93)	$0.50	$0.77	$0.53	$(0.01)
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.27)	$(0.31)	$(0.30)	$(0.26)
From net realized gain	(0.14)	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.34)	$(0.31)	$(0.31)	$(0.30)	$(0.26)
Net asset value, end of period (x)	$9.99	$11.26	$11.07	$10.61	$10.38
Total return (%) (r)(s)(t)(x)	(8.50)	4.48	7.28	5.20	(0.15)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	0.82	0.84	0.87	0.96
Expenses after expense reductions (f)	0.63	0.64	0.70	0.71	0.76
Net investment income (loss)	1.81	2.04	2.67	2.87	2.34
Portfolio turnover	185	188	144	60	27
Net assets at end of period (000 omitted)	$17,167	$16,726	$13,259	$9,657	$8,816

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
45

Notes to Financial Statements
(1) Business and Organization
MFS Total Return Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate,
46

Notes to Financial Statements  - continued
maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of April 30, 2022 in valuing the fund's assets and liabilities:
47

Notes to Financial Statements  - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,411,106,056	$—	$1,411,106,056
Non - U.S. Sovereign Debt	—	28,757,564	—	28,757,564
Municipal Bonds	—	134,270,915	—	134,270,915
U.S. Corporate Bonds	—	2,189,178,591	—	2,189,178,591
Residential Mortgage-Backed Securities	—	1,417,687,063	—	1,417,687,063
Commercial Mortgage-Backed Securities	—	616,196,811	—	616,196,811
Asset-Backed Securities (including CDOs)	—	767,639,953	—	767,639,953
Foreign Bonds	—	943,290,466	—	943,290,466
Mutual Funds	663,218,414	—	—	663,218,414
Total	$663,218,414	$7,508,127,419	$—	$8,171,345,833
Other Financial Instruments
Futures Contracts – Assets	$35,902,670	$—	$—	$35,902,670
Futures Contracts – Liabilities	(73,312,929)	—	—	(73,312,929)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of
48

Notes to Financial Statements  - continued
future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2022 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$35,902,670	$(73,312,929)
(a)	Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended April 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(18,279,654)	$ —
Foreign Exchange	—	11,373,733
Total	$(18,279,654)	$11,373,733
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended April 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(44,359,613)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the
49

Notes to Financial Statements  - continued
form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
50

Notes to Financial Statements  - continued
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by
51

Notes to Financial Statements  - continued
the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance. At the time that it enters into a TBA transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
52

Notes to Financial Statements  - continued
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended April 30, 2022, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 4/30/22	Year ended 4/30/21
Ordinary income (including any short-term capital gains)	$198,577,919	$213,952,513
Long-term capital gains	83,502,476	10,217,410
Total distributions	$282,080,395	$224,169,923
53

Notes to Financial Statements  - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/22
Cost of investments	$8,689,893,286
Gross appreciation	8,287,091
Gross depreciation	(564,244,803)
Net unrealized appreciation (depreciation)	$ (555,957,712)
Undistributed ordinary income	5,937,227
Post-October capital loss deferral	(132,665,794)
Other temporary differences	(15,483,451)
Total distributable earnings (loss)	$ (698,169,730)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Effective March 21, 2022, all Class 529B and Class 529C shares were converted into Class 529A shares. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 4/30/22	Year ended 4/30/21
Class A	$89,650,278	$77,123,192
Class B	149,368	171,769
Class C	1,685,233	1,771,411
Class I	59,932,983	49,854,999
Class R1	41,979	34,383
Class R2	583,861	654,596
Class R3	2,534,325	1,512,690
Class R4	2,691,862	3,921,130
Class R6	124,228,123	88,629,928
Class 529A	520,544	422,431
Class 529B	2,307	3,775
Class 529C	59,532	69,619
Total	$282,080,395	$224,169,923
54

Notes to Financial Statements  - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.50%
In excess of $2.5 billion and up to $5 billion	0.35%
In excess of $5 billion and up to $10 billion	0.34%
In excess of $10 billion	0.33%
The investment adviser has agreed in writing to reduce its management fee to 0.40% of the fund’s average daily net assets annually up to $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2022. For the year ended April 30, 2022, this management fee reduction amounted to $2,499,976, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2023. For the year ended April 30, 2022, this management fee reduction amounted to $1,132,159, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended April 30, 2022 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
0.60%	1.35%	1.45%	0.45%	1.45%	0.95%	0.70%	0.45%	0.36%	0.65%	1.50%	1.50%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2022. For the year ended April 30, 2022, this reduction amounted to $1,726,892, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $110,094 and $1,976 for the year ended April 30, 2022, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively. Effective March 21, 2022, all Class 529B and Class 529C shares were converted into Class 529A shares.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
55

Notes to Financial Statements  - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$ 7,033,141
Class B	0.75%	0.25%	1.00%	0.90%	60,976
Class C	0.75%	0.25%	1.00%	1.00%	715,429
Class R1	0.75%	0.25%	1.00%	1.00%	17,828
Class R2	0.25%	0.25%	0.50%	0.50%	105,042
Class R3	—	0.25%	0.25%	0.25%	186,657
Class 529A	—	0.25%	0.25%	0.13%	42,301
Class 529B	0.75%	0.25%	1.00%	0.25%	184
Class 529C	0.75%	0.25%	1.00%	1.00%	25,142
Total Distribution and Service Fees					$8,186,700
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2022 based on each class's average daily net assets. 0.10% of the Class A, Class B, and Class 529A service fee is currently being waived under a written waiver agreement. For the year ended April 30, 2022, this waiver amounted to $2,813,236, $6,098, and $16,920 for Class A, Class B, and Class 529A, respectively, and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2022. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the year ended April 30, 2022, this rebate amounted to $26, $2,829, $1, and $96 for Class B, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations. For the year ended April 30, 2022, the 0.75% distribution fee was not imposed for Class 529B shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six
56

Notes to Financial Statements  - continued
years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2022, were as follows:
Amount
Class A	$164,079
Class B	5,135
Class C	6,173
Class 529B	—
Class 529C	114
The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended April 30, 2022, were as follows:
Fee
Class 529A	$8,461
Class 529B	37
Class 529C	1,257
Total Program Manager Fees	$9,755
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended April 30, 2022, the fee was $241,333, which equated to 0.0029% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended April 30, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $4,693,126.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended April 30, 2022 was equivalent to an annual effective rate of 0.0069% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay
57

Notes to Financial Statements  - continued
compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the year ended April 30, 2022, the fund engaged in sale transactions pursuant to this policy, which amounted to $2,218,140. The sales transactions resulted in net realized gains (losses) of $55,640.
(4) Portfolio Securities
For the year ended April 30, 2022, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$13,778,259,383	$13,370,112,130
Non-U.S. Government securities	1,541,699,160	1,812,641,518
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 4/30/22		Year ended 4/30/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	42,121,771	$468,763,745	82,937,534	$949,578,660
Class B	26,727	299,911	80,085	918,073
Class C	664,076	7,431,968	1,676,635	19,184,676
Class I	65,731,010	731,418,479	61,888,669	709,170,906
Class R1	22,453	250,152	34,460	396,063
Class R2	582,902	6,310,304	642,772	7,359,822
Class R3	4,965,372	55,889,840	1,522,838	17,454,838
Class R4	1,452,461	16,260,647	3,687,457	42,201,860
Class R6	68,359,186	761,560,252	86,811,223	993,919,584
Class 529A	522,768	5,662,217	537,959	6,151,129
Class 529C	33,509	377,269	97,250	1,117,414
	184,482,235	$2,054,224,784	239,916,882	$2,747,453,025
58

Notes to Financial Statements  - continued
	Year ended 4/30/22		Year ended 4/30/21
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	7,700,492	$85,304,428	5,982,500	$68,554,139
Class B	11,721	130,321	12,970	148,976
Class C	140,003	1,556,900	140,775	1,617,207
Class I	4,047,736	44,799,674	3,157,297	36,203,840
Class R1	3,778	41,953	2,992	34,383
Class R2	52,323	580,889	56,582	648,578
Class R3	229,380	2,534,173	131,874	1,511,276
Class R4	185,712	2,074,661	298,747	3,425,300
Class R6	10,982,807	121,553,780	7,518,716	86,157,178
Class 529A	46,145	510,672	36,612	419,233
Class 529B	199	2,228	324	3,775
Class 529C	5,161	57,837	6,003	68,992
	23,405,457	$259,147,516	17,345,392	$198,792,877
Shares reacquired
Class A	(70,462,747)	$(785,055,818)	(47,172,798)	$(538,909,871)
Class B	(185,265)	(2,036,031)	(382,093)	(4,359,148)
Class C	(1,987,554)	(21,944,142)	(3,897,990)	(44,753,557)
Class I	(54,451,566)	(595,979,761)	(55,045,837)	(629,007,971)
Class R1	(22,731)	(249,837)	(26,094)	(299,016)
Class R2	(1,231,438)	(13,612,746)	(888,740)	(10,176,355)
Class R3	(2,364,537)	(26,013,097)	(1,449,033)	(16,595,062)
Class R4	(7,935,459)	(89,290,421)	(4,550,776)	(52,042,867)
Class R6	(37,685,221)	(413,764,938)	(28,407,923)	(324,192,862)
Class 529A	(336,469)	(3,728,699)	(286,525)	(3,267,427)
Class 529B	(8,458)	(90,040)	(10,186)	(116,182)
Class 529C	(312,958)	(3,338,202)	(174,565)	(2,012,585)
	(176,984,403)	$(1,955,103,732)	(142,292,560)	$(1,625,732,903)
59

Notes to Financial Statements  - continued
	Year ended 4/30/22		Year ended 4/30/21
	Shares	Amount	Shares	Amount
Net change
Class A	(20,640,484)	$(230,987,645)	41,747,236	$479,222,928
Class B	(146,817)	(1,605,799)	(289,038)	(3,292,099)
Class C	(1,183,475)	(12,955,274)	(2,080,580)	(23,951,674)
Class I	15,327,180	180,238,392	10,000,129	116,366,775
Class R1	3,500	42,268	11,358	131,430
Class R2	(596,213)	(6,721,553)	(189,386)	(2,167,955)
Class R3	2,830,215	32,410,916	205,679	2,371,052
Class R4	(6,297,286)	(70,955,113)	(564,572)	(6,415,707)
Class R6	41,656,772	469,349,094	65,922,016	755,883,900
Class 529A	232,444	2,444,190	288,046	3,302,935
Class 529B	(8,259)	(87,812)	(9,862)	(112,407)
Class 529C	(274,288)	(2,903,096)	(71,312)	(826,179)
	30,903,289	$358,268,568	114,969,714	$1,320,512,999
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2020 Fund were the owners of record of approximately 9%, 8%, 2%, 2%, 1%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. On December 29, 2021, the fund announced the termination of the fund's Class 529A, Class 529B, and Class 529C shares effective on or about June 9, 2022. In connection with the termination, all sales of Class 529B and Class 529C shares were suspended effective after the close of business on March 18, 2022, and Class 529B and Class 529C shares were converted into Class 529A shares of the fund effective March 21, 2022. In addition, effective after the close of business on May 13, 2022, all sales and redemptions of Class 529A shares were suspended in anticipation of a complete redemption of Class 529A shares on May 20, 2022. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs.
60

Notes to Financial Statements  - continued
Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of Daily Simple SOFR plus 0.10%, the Federal Funds Effective Rate, and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended April 30, 2022, the fund’s commitment fee and interest expense were $29,537 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,059,797,223	$2,872,014,127	$3,268,592,936	$—	$—	$663,218,414

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$570,141	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
61

Notes to Financial Statements  - continued
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
62

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust IX and the Shareholders of MFS Total Return Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Total Return Bond Fund (the “Fund”), including the portfolio of investments, as of April 30, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights.
63

Report of Independent Registered Public Accounting Firm – continued
Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 15, 2022
We have served as the auditor of one or more of the MFS investment companies since 1924.
64

Trustees and Officers — Identification and Background
The Trustees and Officers of the Trust, as of June 1, 2022, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEES
Michael W. Roberge (k) (age 55)	Trustee	January 2021	136	Massachusetts Financial Services Company, Chairman (since January 2021); Chief Executive Officer (since January 2017); Director; Chairman of the Board (since January 2022); President (until December 2018); Chief Investment Officer (until December 2018)	N/A
INDEPENDENT TRUSTEES
John P. Kavanaugh (age 67)	Trustee and Chair of Trustees	January 2009	136	Private investor	N/A
Steven E. Buller (age 70)	Trustee	February 2014	136	Private investor	N/A
John A. Caroselli (age 67)	Trustee	March 2017	136	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)	N/A
Maureen R. Goldfarb (age 67)	Trustee	January 2009	136	Private investor	N/A
Peter D. Jones (age 66)	Trustee	January 2019	136	Private investor	N/A
James W. Kilman, Jr. (age 61)	Trustee	January 2019	136	Burford Capital Limited (finance and investment management), Senior Advisor (since May 3, 2021), Chief Financial Officer (2019 - May 2, 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016)	Alpha-En Corporation, Director (2016-2019)
65

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
Clarence Otis, Jr. (age 66)	Trustee	March 2017	136	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director
Maryanne L. Roepke (age 66)	Trustee	May 2014	136	Private investor	N/A
Laurie J. Thomsen (age 64)	Trustee	March 2005	136	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director

Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
Christopher R. Bohane (k) (age 48)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel
Kino Clark (k) (age 53)	Assistant Treasurer	January 2012	136	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr. (k) (age 55)	Assistant Treasurer	April 2017	136	Massachusetts Financial Services Company, Vice President (since March 2017); Deutsche Bank (financial services), Department Head - Treasurer's Office (until February 2017)
David L. DiLorenzo (k) (age 53)	President	July 2005	136	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin (k) (age 54)	Secretary and Clerk	April 2017	136	Massachusetts Financial Services Company, Executive Vice President and General Counsel (since March 2017); Harris Associates (investment management), General Counsel (until January 2017)
Brian E. Langenfeld (k) (age 49)	Assistant Secretary and Assistant Clerk	June 2006	136	Massachusetts Financial Services Company, Vice President and Senior Counsel
66

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
Rosa E. Licea-Mailloux(k) (age 45)	Chief Compliance Officer	March 2022	136	Massachusetts Financial Services Company, Vice President (since 2018); Director of Corporate Compliance (2018-2021), Senior Director Compliance (2021-2022), Senior Managing Director of North American Compliance & Chief Compliance Officer (since March 2022); Natixis Investment Managers (investment management), Funds Chief Compliance Officer, Deputy General Counsel & Senior Vice President (until 2018)
Amanda S. Mooradian (k) (age 43)	Assistant Secretary and Assistant Clerk	September 2018	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
Susan A. Pereira (k) (age 51)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Vice President and Assistant General Counsel
Kasey L. Phillips (k) (age 51)	Assistant Treasurer	September 2012	136	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe (k) (age 47)	Assistant Secretary and Assistant Clerk	October 2014	136	Massachusetts Financial Services Company, Vice President and Assistant General Counsel
James O. Yost (k) (age 61)	Treasurer	September 1990	136	Massachusetts Financial Services Company, Senior Vice President
(h)	Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Messrs. DiLorenzo and Yost served as Treasurer and Deputy Treasurer of the Funds, respectively.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Each Trustee (other than Messrs. Jones, Kilman and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Mr. Roberge became a Trustee of the Funds on January 1, 2021 and Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed
67

Trustees and Officers - continued
terms. Under the terms of the Board's retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).
Messrs. Buller, Kilman and Otis and Ms. Roepke are members of the Trust’s Audit Committee.
Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.
The Statement of Additional Information for a Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	JPMorgan Chase Bank, NA 4 Metrotech Center New York, NY 11245

Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116

Portfolio Manager(s)
Alexander Mackey Joshua Marston
68

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
69

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2022 income tax forms in January 2023. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $91,853,000 as capital gain dividends paid during the fiscal year.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
70

rev. 3/16
FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Account transactions and transaction history
• Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 800-225-2606 or go to mfs.com.
71

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?	We collect your personal information, for example, when you
• open an account or provide account information
• direct us to buy securities or direct us to sell your securities
• make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• MFS doesn't jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
72

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the Code is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller, James Kilman, and Clarence Otis, Jr. and Ms. Maryanne L. Roepke, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller, Kilman, and Otis and Ms. Roepke are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to a series of the Registrant (each a “Fund” and collectively the “Funds”). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to the Fund’s investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended April 30, 2022 and 2021, audit fees billed to each Fund by Deloitte were as follows:

	Audit Fees
	2022	2021
Fees billed by Deloitte:
MFS Corporate Bond Fund	71,716	68,083
MFS Limited Maturity Fund	62,233	59,086
MFS Municipal Limited Maturity Fund	51,928	49,309
MFS Total Return Bond Fund	75,424	71,601

Total	261,301	248,079

For the fiscal years ended April 30, 2022 and 2021, fees billed by Deloitte for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
	2022	2021	2022	2021	2022	2021
Fees billed by Deloitte:
To MFS Corporate Bond Fund	0	0	8,341	7,934	0	0
To MFS Limited Maturity Fund	0	0	8,231	7,830	0	0
To MFS Municipal Limited Maturity Fund	0	0	7,575	7,207	0	0
To MFS Total Return Bond Fund	0	0	8,231	7,830	0	0
Total fees billed by Deloitte To above Funds:	0	0	32,378	30,801	0	0

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
	2022	2021	2022	2021	2022	2021[4]
Fees billed by Deloitte:
To MFS and MFS Related Entities of MFS Corporate Bond Fund*	0	0	0	0	3,790	6,990
To MFS and MFS Related Entities of MFS Limited Maturity Fund*	0	0	0	0	3,790	6,990
To MFS and MFS Related Entities of MFS Municipal Limited Maturity Fund*	0	0	0	0	3,790	6,990
To MFS and MFS Related Entities of MFS Total Return Bond Fund*	0	0	0	0	3,790	6,990

	Aggregate Fees for Non-audit Services
	2022	2021[4]
Fees billed by Deloitte:
To MFS Corporate Bond Fund, MFS and MFS Related Entities#	12,131	558,674
To MFS Limited Maturity Fund, MFS and MFS Related Entities#	12,021	558,570
To MFS Municipal Limited Maturity Fund, MFS and MFS Related Entities#	11,365	557,947
To MFS Total Return Bond Fund, MFS and MFS Related Entities#	12,021	558,570

*

This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

#	This amount reflects the aggregate fees billed by Deloitte, as the case may be, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
[1]

The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

[2]

The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

[3]	The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.
[4]	Certain fees reported in 2021 have been restated in this filing from those reported in the Registrant’s filing for the reporting period ended April 30, 2021.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of each series of the Registrant is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto as EX-99.COE.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IX

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 15, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President
(Principal Executive Officer)

Date: June 15, 2022

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: June 15, 2022

*	Print name and title of each signing officer under his or her signature.